UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5867
                                                      --------

                     OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------



ITEM 1.  REPORTS TO STOCKHOLDERS.

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                               19.8%
--------------------------------------------------------------------------------
Education                                                                 10.5
--------------------------------------------------------------------------------
Hospital/Health Care                                                       9.0
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                 8.6
--------------------------------------------------------------------------------
Airlines                                                                   6.8
--------------------------------------------------------------------------------
General Obligation                                                         6.3
--------------------------------------------------------------------------------
Higher Education                                                           5.8
--------------------------------------------------------------------------------
Municipal Leases                                                           4.8
--------------------------------------------------------------------------------
Adult Living Facilities                                                    4.7
--------------------------------------------------------------------------------
Special Tax                                                                3.9

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                       25.9%
--------------------------------------------------------------------------------
AA                                                                        16.7
--------------------------------------------------------------------------------
A                                                                          3.5
--------------------------------------------------------------------------------
BBB                                                                       38.9
--------------------------------------------------------------------------------
BB                                                                         1.9
--------------------------------------------------------------------------------
B                                                                          5.2
--------------------------------------------------------------------------------
CCC                                                                        2.3
--------------------------------------------------------------------------------
Not Rated                                                                  5.6

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                   14 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER NEW JERSEY MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.8000.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/1/94. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/1/94. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   15 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                   16 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                  BEGINNING      ENDING         EXPENSES
                                  ACCOUNT        ACCOUNT        PAID DURING
                                  VALUE          VALUE          6 MONTHS ENDED
                                  (8/1/06)       (1/31/07)      JANUARY 31, 2007
--------------------------------------------------------------------------------
Class A Actual                    $ 1,000.00     $ 1,046.30     $  7.51
--------------------------------------------------------------------------------
Class A Hypothetical                1,000.00       1,017.90        7.40
--------------------------------------------------------------------------------
Class B Actual                      1,000.00       1,042.10       11.59
--------------------------------------------------------------------------------
Class B Hypothetical                1,000.00       1,013.91       11.43
--------------------------------------------------------------------------------
Class C Actual                      1,000.00       1,042.20       11.44
--------------------------------------------------------------------------------
Class C Hypothetical                1,000.00       1,014.06       11.28

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2007 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.45%
---------------------------
Class B           2.24
---------------------------
Class C           2.21

Interest and related expenses from inverse floaters represent 0.63% of the expense ratios, but has not affected the Fund's total returns or net asset values.


                   17 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2007 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--120.1%
------------------------------------------------------------------------------------------------------------------
NEW JERSEY--89.4%
$        10,000   Bergen County HDC                                           6.750%   10/01/2018   $       10,122
------------------------------------------------------------------------------------------------------------------
         20,000   Bergen County HDC (Park Ridge)                              5.950    07/01/2025           20,900
------------------------------------------------------------------------------------------------------------------
         25,000   Berkeley HFC (Bayville Hsg.)                                5.750    08/01/2014           25,575
------------------------------------------------------------------------------------------------------------------
         95,000   Camden County PCFA (Camden County Energy
                  Recovery Associates)                                        7.500    12/01/2009           96,324
------------------------------------------------------------------------------------------------------------------
        100,000   Camden County PCFA (Camden County Energy
                  Recovery Associates)                                        7.500    12/01/2010          101,394
------------------------------------------------------------------------------------------------------------------
        100,000   Delaware River Port Authority PA/NJ                         5.400    01/01/2011          101,126
------------------------------------------------------------------------------------------------------------------
      1,565,000   Delaware River Port Authority PA/NJ 1                       5.400    01/01/2016        1,582,622
------------------------------------------------------------------------------------------------------------------
      9,140,000   Delaware River Port Authority PA/NJ 1                       5.500    01/01/2026        9,244,287
------------------------------------------------------------------------------------------------------------------
        300,000   Essex County Improvement Authority                          5.125    10/01/2022          320,343
------------------------------------------------------------------------------------------------------------------
        105,000   Essex County Improvement Authority (Sportsplex)             5.625    10/01/2027          106,973
------------------------------------------------------------------------------------------------------------------
      2,000,000   Garden State Preservation Trust (Open Space &
                  Farmland Preservation) 1                                    5.800    11/01/2023        2,280,720
------------------------------------------------------------------------------------------------------------------
      1,250,000   Gloucester County HDC (Colonial Park) 1                     6.200    09/15/2011        1,263,563
------------------------------------------------------------------------------------------------------------------
         20,000   Gloucester County Improvement Authority
                  (Governmental Leasing Program)                              5.900    04/01/2007           20,034
------------------------------------------------------------------------------------------------------------------
          5,000   Gloucester County Utilities Authority                       5.125    01/01/2013            5,005
------------------------------------------------------------------------------------------------------------------
         25,000   Haledon School District                                     5.625    02/01/2009           25,036
------------------------------------------------------------------------------------------------------------------
        545,000   Higher Education Student Assistance Authority
                  (Student Loan) 1                                            6.000    06/01/2015          552,881
------------------------------------------------------------------------------------------------------------------
      1,000,000   Hudson County Solid Waste Improvement Authority             6.000    01/01/2029        1,008,220
------------------------------------------------------------------------------------------------------------------
      3,755,000   Hudson County Solid Waste Improvement Authority
                  (Koppers Site)                                              6.125    01/01/2029        3,842,679
------------------------------------------------------------------------------------------------------------------
         10,000   Jackson Township Municipal Utilities Authority              5.500    12/01/2015           10,335
------------------------------------------------------------------------------------------------------------------
         25,000   Jersey City GO                                              5.250    10/01/2016           25,527
------------------------------------------------------------------------------------------------------------------
         75,000   Mercer County Improvement Authority                         5.000    11/15/2016           76,567
------------------------------------------------------------------------------------------------------------------
      3,290,000   Mercer County Improvement Authority 1                       5.000    08/01/2040        3,441,307
------------------------------------------------------------------------------------------------------------------
         45,000   Mercer County Improvement Authority (Solid Waste)           5.750    09/15/2016           46,428
------------------------------------------------------------------------------------------------------------------
        875,000   Middlesex County Improvement Authority
                  (Heldrich Center Hotel)                                     5.000    01/01/2015          886,664
------------------------------------------------------------------------------------------------------------------
        500,000   Middlesex County Improvement Authority
                  (Heldrich Center Hotel) 1                                   5.000    01/01/2020          508,315
------------------------------------------------------------------------------------------------------------------
      1,535,000   Middlesex County Improvement Authority
                  (Heldrich Center Hotel) 1                                   5.000    01/01/2032        1,535,430
------------------------------------------------------------------------------------------------------------------
      1,100,000   Middlesex County Improvement Authority
                  (Heldrich Center Hotel)                                     5.125    01/01/2037        1,107,062
------------------------------------------------------------------------------------------------------------------
        975,000   Middlesex County Improvement Authority
                  (Skyline Tower Urban Renewal Associates) 1                  5.350    07/01/2034        1,017,695
------------------------------------------------------------------------------------------------------------------
      2,500,000   Middlesex County Pollution Control Authority
                  (Amerada Hess Corp.)                                        6.050    09/15/2034        2,704,000


                   18 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$        45,000   Monmouth County Improvement Authority                       5.000%   02/01/2013   $       45,044
------------------------------------------------------------------------------------------------------------------
         15,000   Monmouth County Improvement Authority                       5.450    07/15/2013           15,319
------------------------------------------------------------------------------------------------------------------
         10,000   Morristown GO                                               5.300    03/01/2021           10,012
------------------------------------------------------------------------------------------------------------------
         35,000   New Brunswick Hsg. & Urban Devel. Authority                 5.500    08/01/2011           35,048
------------------------------------------------------------------------------------------------------------------
         65,000   New Brunswick Hsg. & Urban Devel. Authority                 5.750    07/01/2024           65,099
------------------------------------------------------------------------------------------------------------------
      1,680,000   NJ EDA (American Airlines)                                  7.100    11/01/2031        1,682,755
------------------------------------------------------------------------------------------------------------------
      2,755,000   NJ EDA (Anheuser-Busch Companies)                           5.850    12/01/2030        2,786,297
------------------------------------------------------------------------------------------------------------------
      2,065,000   NJ EDA (Applewood Estates)                                  5.000    10/01/2025        2,154,105
------------------------------------------------------------------------------------------------------------------
      8,060,000   NJ EDA (Applewood Estates) 1                                5.000    10/01/2035        8,378,370
------------------------------------------------------------------------------------------------------------------
         50,000   NJ EDA (Bristol Glen)                                       5.750    07/01/2029           51,170
------------------------------------------------------------------------------------------------------------------
      1,690,000   NJ EDA (Cadbury at Cherry Hill)                             4.600    07/01/2027        1,694,343
------------------------------------------------------------------------------------------------------------------
        130,000   NJ EDA (Cadbury at Cherry Hill)                             5.500    07/01/2018          134,555
------------------------------------------------------------------------------------------------------------------
         25,000   NJ EDA (Cadbury at Cherry Hill)                             5.500    07/01/2028           25,771
------------------------------------------------------------------------------------------------------------------
         25,000   NJ EDA (Cascade Corp.)                                      8.250    02/01/2026           25,004
------------------------------------------------------------------------------------------------------------------
      3,000,000   NJ EDA (Cigarette Tax)                                      5.500    06/15/2031        3,160,890
------------------------------------------------------------------------------------------------------------------
        200,000   NJ EDA (Cigarette Tax)                                      5.625    06/15/2017          201,152
------------------------------------------------------------------------------------------------------------------
      1,500,000   NJ EDA (Cigarette Tax)                                      5.750    06/15/2029        1,613,325
------------------------------------------------------------------------------------------------------------------
     10,000,000   NJ EDA (Cigarette Tax)                                      5.750    06/15/2034       10,690,900
------------------------------------------------------------------------------------------------------------------
        530,000   NJ EDA (Continental Airlines) 1                             5.500    04/01/2028          530,339
------------------------------------------------------------------------------------------------------------------
     15,715,000   NJ EDA (Continental Airlines)                               6.250    09/15/2019       16,349,257
------------------------------------------------------------------------------------------------------------------
      4,045,000   NJ EDA (Continental Airlines) 1                             6.250    09/15/2029        4,219,784
------------------------------------------------------------------------------------------------------------------
      5,810,000   NJ EDA (Continental Airlines) 1                             6.400    09/15/2023        6,092,540
------------------------------------------------------------------------------------------------------------------
      3,590,000   NJ EDA (Continental Airlines) 1                             6.625    09/15/2012        3,902,079
------------------------------------------------------------------------------------------------------------------
      5,710,000   NJ EDA (Continental Airlines) 1                             7.000    11/15/2030        6,207,284
------------------------------------------------------------------------------------------------------------------
      3,500,000   NJ EDA (Continental Airlines)                               9.000    06/01/2033        4,356,450
------------------------------------------------------------------------------------------------------------------
        100,000   NJ EDA (Courthouse Convalescent Center)                     8.700    02/01/2014          100,080
------------------------------------------------------------------------------------------------------------------
      3,100,000   NJ EDA (Cranes Mill)                                        5.100    06/01/2027        3,140,455
------------------------------------------------------------------------------------------------------------------
         70,000   NJ EDA (Dept. of Human Services)                            5.000    07/01/2022           72,360
------------------------------------------------------------------------------------------------------------------
        130,000   NJ EDA (Dept. of Human Services)                            6.250    07/01/2024          140,283
------------------------------------------------------------------------------------------------------------------
        100,000   NJ EDA (Devereux Foundation)                                5.450    05/01/2027          101,347
------------------------------------------------------------------------------------------------------------------
         50,000   NJ EDA (Eastern Shore)                                      8.000    02/01/2011           50,016
------------------------------------------------------------------------------------------------------------------
        680,000   NJ EDA (Elizabethtown Water Company)                        5.600    12/01/2025          687,562
------------------------------------------------------------------------------------------------------------------
      3,900,000   NJ EDA (Empowerment Zone-Cumberland)                        7.750    08/01/2021        3,808,467
------------------------------------------------------------------------------------------------------------------
         20,000   NJ EDA (Fellowship Village)                                 5.500    01/01/2018           20,461
------------------------------------------------------------------------------------------------------------------
        140,000   NJ EDA (General Motors Corp.) 1                             5.350    04/01/2009          139,775
------------------------------------------------------------------------------------------------------------------
         25,000   NJ EDA (Greater New York Councils Boy Scouts
                  of America)                                                 5.450    09/01/2023           25,116
------------------------------------------------------------------------------------------------------------------
        320,000   NJ EDA (Hackensack Water Company)                           5.800    03/01/2024          324,077
------------------------------------------------------------------------------------------------------------------
        135,000   NJ EDA (Hackensack Water Company)                           5.900    03/01/2024          136,586
------------------------------------------------------------------------------------------------------------------
      2,010,000   NJ EDA (Jersey Central Power & Light Company)               7.100    07/01/2015        2,034,100


                   19 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$     4,900,000   NJ EDA (JVG Properties)                                     5.375%   03/01/2019   $    5,058,368
------------------------------------------------------------------------------------------------------------------
      2,500,000   NJ EDA (Kapkowski Road Landfill)                            6.500    04/01/2031        2,976,975
------------------------------------------------------------------------------------------------------------------
         15,000   NJ EDA (Kullman Associates)                                 6.125    06/01/2018           14,229
------------------------------------------------------------------------------------------------------------------
        120,000   NJ EDA (Kullman Associates)                                 6.750    07/01/2019          117,218
------------------------------------------------------------------------------------------------------------------
      8,690,000   NJ EDA (Liberty Street Park) 2                              5.000    03/01/2027        9,128,080
------------------------------------------------------------------------------------------------------------------
        710,000   NJ EDA (Lions Gate)                                         5.750    01/01/2025          736,909
------------------------------------------------------------------------------------------------------------------
      1,345,000   NJ EDA (Lions Gate)                                         5.875    01/01/2037        1,405,283
------------------------------------------------------------------------------------------------------------------
      2,045,000   NJ EDA (Lutheran Social Ministries at Crane's Mill)         5.000    06/01/2015        2,082,117
------------------------------------------------------------------------------------------------------------------
         30,000   NJ EDA (Manchester Manor)                                   6.700    08/01/2022           30,039
------------------------------------------------------------------------------------------------------------------
      1,000,000   NJ EDA (Marcus L. Ward Home)                                5.750    11/01/2024        1,077,220
------------------------------------------------------------------------------------------------------------------
      1,200,000   NJ EDA (Marcus L. Ward Home)                                5.800    11/01/2031        1,294,752
------------------------------------------------------------------------------------------------------------------
      1,130,000   NJ EDA (Masonic Charity Foundation of New Jersey) 1         5.500    06/01/2031        1,199,269
------------------------------------------------------------------------------------------------------------------
        750,000   NJ EDA (Masonic Charity Foundation of New Jersey)           6.000    06/01/2025          819,368
------------------------------------------------------------------------------------------------------------------
        245,000   NJ EDA (Middlesex Water Company)                            5.200    10/01/2022          246,296
------------------------------------------------------------------------------------------------------------------
        200,000   NJ EDA (Middlesex Water Company)                            5.250    10/01/2023          200,146
------------------------------------------------------------------------------------------------------------------
         45,000   NJ EDA (Middlesex Water Company)                            5.250    02/01/2029           45,032
------------------------------------------------------------------------------------------------------------------
        215,000   NJ EDA (Middlesex Water Company)                            5.350    02/01/2038          221,029
------------------------------------------------------------------------------------------------------------------
      1,030,000   NJ EDA (New Jersey American Water Company)                  5.250    07/01/2038        1,064,763
------------------------------------------------------------------------------------------------------------------
        110,000   NJ EDA (New Jersey American Water Company)                  5.350    06/01/2023          110,124
------------------------------------------------------------------------------------------------------------------
        255,000   NJ EDA (New Jersey American Water Company)                  5.350    06/01/2023          255,288
------------------------------------------------------------------------------------------------------------------
        705,000   NJ EDA (New Jersey American Water Company)                  5.375    05/01/2032          728,540
------------------------------------------------------------------------------------------------------------------
        390,000   NJ EDA (New Jersey American Water Company)                  5.500    06/01/2023          390,390
------------------------------------------------------------------------------------------------------------------
        900,000   NJ EDA (New Jersey American Water Company)                  5.950    11/01/2029          912,879
------------------------------------------------------------------------------------------------------------------
        405,000   NJ EDA (New Jersey American Water Company)                  6.000    05/01/2036          411,379
------------------------------------------------------------------------------------------------------------------
      6,520,000   NJ EDA (New Jersey American Water Company) 1                6.875    11/01/2034        6,535,844
------------------------------------------------------------------------------------------------------------------
         70,000   NJ EDA (New Jersey Natural Gas Company)                     5.000    12/01/2038           72,243
------------------------------------------------------------------------------------------------------------------
         25,000   NJ EDA (New Jersey Transit Corp.)                           5.700    12/15/2013           25,039
------------------------------------------------------------------------------------------------------------------
         30,000   NJ EDA (New Jersey Transit Corp.)                           5.750    12/15/2017           30,047
------------------------------------------------------------------------------------------------------------------
      2,260,000   NJ EDA (Nui Corp.)                                          5.250    11/01/2033        2,307,166
------------------------------------------------------------------------------------------------------------------
      1,350,000   NJ EDA (Nui Corp.) 1                                        5.250    11/01/2033        1,386,531
------------------------------------------------------------------------------------------------------------------
      1,105,000   NJ EDA (Nui Corp.)                                          5.700    06/01/2032        1,132,305
------------------------------------------------------------------------------------------------------------------
      4,995,000   NJ EDA (Public Service Electric & Gas) 1                    6.400    05/01/2032        5,038,257
------------------------------------------------------------------------------------------------------------------
        240,000   NJ EDA (Reformed Church Ministries to the Aging
                  The Particulare Synod Mid-Atlantics)                        5.375    12/01/2018          247,901
------------------------------------------------------------------------------------------------------------------
      8,000,000   NJ EDA (School Facilities Construction) 2                   5.000    09/01/2024        8,571,120
------------------------------------------------------------------------------------------------------------------
      6,000,000   NJ EDA (School Facilities Construction)                     5.000    09/01/2030        6,278,820
------------------------------------------------------------------------------------------------------------------
      7,500,000   NJ EDA (School Facilities Construction) 1                   5.000    09/01/2036        7,899,525
------------------------------------------------------------------------------------------------------------------
     10,000,000   NJ EDA (School Facilities Construction) 2                   5.000    09/01/2036       10,532,650
------------------------------------------------------------------------------------------------------------------
      7,455,000   NJ EDA (School Facilities Construction) 1                   5.125    03/01/2028        7,889,179
------------------------------------------------------------------------------------------------------------------
     18,080,000   NJ EDA (School Facilities Construction) 2                   5.125    03/01/2028       19,133,070


                   20 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$     6,345,000   NJ EDA (School Facilities Construction)                     5.125%   09/01/2028   $    6,733,568
------------------------------------------------------------------------------------------------------------------
      4,430,000   NJ EDA (School Facilities Construction) 1                   5.125    03/01/2030        4,678,700
------------------------------------------------------------------------------------------------------------------
     36,180,000   NJ EDA (School Facilities Construction) 2                   5.125    03/01/2030       38,211,145
------------------------------------------------------------------------------------------------------------------
        635,000   NJ EDA (St. Barnabas Medical Center)                        5.375    07/01/2027          651,237
------------------------------------------------------------------------------------------------------------------
      1,215,000   NJ EDA (St. Francis Life Care Corp.)                        5.700    10/01/2017        1,241,232
------------------------------------------------------------------------------------------------------------------
      2,100,000   NJ EDA (St. Francis Life Care Corp.)                        5.750    10/01/2023        2,144,961
------------------------------------------------------------------------------------------------------------------
        480,000   NJ EDA (The Gill/St. Bernards School)                       6.000    02/01/2019          489,451
------------------------------------------------------------------------------------------------------------------
        510,000   NJ EDA (The Gill/St. Bernards School)                       6.000    02/01/2020          519,843
------------------------------------------------------------------------------------------------------------------
        545,000   NJ EDA (The Gill/St. Bernards School)                       6.000    02/01/2021          555,360
------------------------------------------------------------------------------------------------------------------
        575,000   NJ EDA (The Gill/St. Bernards School)                       6.000    02/01/2022          585,816
------------------------------------------------------------------------------------------------------------------
        610,000   NJ EDA (The Gill/St. Bernards School)                       6.000    02/01/2023          621,236
------------------------------------------------------------------------------------------------------------------
        650,000   NJ EDA (The Gill/St. Bernards School)                       6.000    02/01/2024          661,791
------------------------------------------------------------------------------------------------------------------
        690,000   NJ EDA (The Gill/St. Bernards School)                       6.000    02/01/2025          702,372
------------------------------------------------------------------------------------------------------------------
        115,000   NJ EDA (The Presbyterian Home at Montgomery)                6.375    11/01/2031          122,040
------------------------------------------------------------------------------------------------------------------
      3,770,000   NJ EDA (Trigen-Trenton District Energy Company)             6.200    12/01/2010        3,806,984
------------------------------------------------------------------------------------------------------------------
         20,000   NJ EDA (United Methodist Homes of New Jersey)               5.125    07/01/2018           19,795
------------------------------------------------------------------------------------------------------------------
      2,370,000   NJ EDA (United Methodist Homes of New Jersey) 1             5.125    07/01/2025        2,329,710
------------------------------------------------------------------------------------------------------------------
         25,000   NJ EDA (United Methodist Homes of New Jersey)               7.200    07/01/2010           25,235
------------------------------------------------------------------------------------------------------------------
        465,000   NJ EDA (United Water New Jersey)                            5.000    11/01/2028          475,244
------------------------------------------------------------------------------------------------------------------
      2,000,000   NJ EDA Retirement Community (Cedar Crest Village)           7.250    11/15/2021        2,280,680
------------------------------------------------------------------------------------------------------------------
      2,500,000   NJ EDA Retirement Community (Seabrook Village)              5.250    11/15/2026        2,527,450
------------------------------------------------------------------------------------------------------------------
      3,500,000   NJ EDA Retirement Community (Seabrook Village)              5.250    11/15/2036        3,514,350
------------------------------------------------------------------------------------------------------------------
      2,100,000   NJ EDA Retirement Community (Seabrook Village)              8.000    11/15/2015        2,399,334
------------------------------------------------------------------------------------------------------------------
      6,000,000   NJ EDA, Series B                                            6.875    01/01/2037        6,339,840
------------------------------------------------------------------------------------------------------------------
         90,000   NJ Educational Facilities Authority
                  (Beth Medrash Govoha America)                               6.375    07/01/2030           95,471
------------------------------------------------------------------------------------------------------------------
        625,000   NJ Educational Facilities Authority
                  (Fairleigh Dickinson University), Series D                  5.250    07/01/2032          649,613
------------------------------------------------------------------------------------------------------------------
     15,000,000   NJ Educational Facilities Authority
                  (Fairleigh Dickinson University), Series D                  6.000    07/01/2025       16,306,650
------------------------------------------------------------------------------------------------------------------
      3,540,000   NJ Educational Facilities Authority
                  (Georgian Court College)                                    6.500    07/01/2033        3,973,579
------------------------------------------------------------------------------------------------------------------
        185,000   NJ Educational Facilities Authority (Monmouth
                  University)                                                 5.625    07/01/2013          185,179
------------------------------------------------------------------------------------------------------------------
      2,000,000   NJ Educational Facilities Authority (Monmouth
                  University) 1                                               5.800    07/01/2022        2,050,220
------------------------------------------------------------------------------------------------------------------
        810,000   NJ Educational Facilities Authority
                  (Montclaire State University)                               5.000    07/01/2024          863,517
------------------------------------------------------------------------------------------------------------------
      1,590,000   NJ Educational Facilities Authority
                  (Montclaire State University)                               5.000    07/01/2031        1,683,587
------------------------------------------------------------------------------------------------------------------
         50,000   NJ Educational Facilities Authority (Rowan College)         5.400    07/01/2016           50,826
------------------------------------------------------------------------------------------------------------------
        280,000   NJ Educational Facilities Authority (St. Peter's
                  College)                                                    5.500    07/01/2027          284,158


                   21 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$     1,345,000   NJ Educational Facilities Authority
                  (Stevens Institute of Technology) 1                         5.250%   07/01/2032   $    1,407,879
------------------------------------------------------------------------------------------------------------------
        125,000   NJ Educational Facilities Authority
                  (University of Medicine & Dentistry)                        5.250    12/01/2013          125,765
------------------------------------------------------------------------------------------------------------------
        100,000   NJ Educational Facilities Authority
                  (University of Medicine & Dentistry)                        5.250    12/01/2014          100,612
------------------------------------------------------------------------------------------------------------------
         20,000   NJ Educational Facilities Authority
                  (University of Medicine & Dentistry)                        5.250    12/01/2015           20,122
------------------------------------------------------------------------------------------------------------------
        345,000   NJ Educational Facilities Authority
                  (University of Medicine & Dentistry)                        5.250    12/01/2021          347,111
------------------------------------------------------------------------------------------------------------------
        705,000   NJ Educational Facilities Authority
                  (University of Medicine & Dentistry)                        5.250    12/01/2021          709,308
------------------------------------------------------------------------------------------------------------------
        100,000   NJ Educational Facilities Authority
                  (University of Medicine & Dentistry)                        5.250    12/01/2025          100,597
------------------------------------------------------------------------------------------------------------------
        190,000   NJ Educational Facilities Authority
                  (University of Medicine & Dentistry)                        5.250    12/01/2025          191,134
------------------------------------------------------------------------------------------------------------------
         80,000   NJ Environmental Infrastructure                             5.000    09/01/2020           83,132
------------------------------------------------------------------------------------------------------------------
         10,000   NJ Health Care Facilities Financing Authority
                  (Allegany Health System Obligated Group)                    5.200    07/01/2018           10,388
------------------------------------------------------------------------------------------------------------------
         65,000   NJ Health Care Facilities Financing Authority
                  (Atlantic Health Systems Hospital Corp.)                    5.375    07/01/2019           66,658
------------------------------------------------------------------------------------------------------------------
         80,000   NJ Health Care Facilities Financing Authority
                  (Atlantic Health Systems)                                   5.000    07/01/2027           81,656
------------------------------------------------------------------------------------------------------------------
        475,000   NJ Health Care Facilities Financing Authority
                  (Avalon at Hillsborough)                                    6.150    07/01/2020          483,621
------------------------------------------------------------------------------------------------------------------
        750,000   NJ Health Care Facilities Financing Authority
                  (Avalon at Hillsborough)                                    6.375    07/01/2025          762,608
------------------------------------------------------------------------------------------------------------------
        500,000   NJ Health Care Facilities Financing Authority
                  (Avalon at Hillsborough)                                    6.625    07/01/2035          508,835
------------------------------------------------------------------------------------------------------------------
         10,000   NJ Health Care Facilities Financing Authority
                  (Burdette Tomlin Memorial Hospital)                         6.500    07/01/2012           10,113
------------------------------------------------------------------------------------------------------------------
        145,000   NJ Health Care Facilities Financing Authority
                  (Capital Health System)                                     5.250    07/01/2027          147,509
------------------------------------------------------------------------------------------------------------------
      4,145,000   NJ Health Care Facilities Financing Authority
                  (Capital Health System)                                     5.750    07/01/2023        4,436,767
------------------------------------------------------------------------------------------------------------------
         70,000   NJ Health Care Facilities Financing Authority
                  (Catholic Health East)                                      5.375    11/15/2033           73,340
------------------------------------------------------------------------------------------------------------------
      1,000,000   NJ Health Care Facilities Financing Authority
                  (Children's Specialized Hospital)                           5.500    07/01/2036        1,053,260
------------------------------------------------------------------------------------------------------------------
         70,000   NJ Health Care Facilities Financing Authority
                  (Chilton Memorial Hospital)                                 5.000    07/01/2013           70,423
------------------------------------------------------------------------------------------------------------------
         25,000   NJ Health Care Facilities Financing Authority
                  (CMC/KMCC Obligated Group)                                  5.500    07/01/2027           25,650


                   22 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$       140,000   NJ Health Care Facilities Financing Authority
                  (CMMC/CMHS Obligated Group)                                 5.000%   07/01/2025   $      141,847
------------------------------------------------------------------------------------------------------------------
      1,000,000   NJ Health Care Facilities Financing Authority
                  (Columbus Hospital)                                         7.500    07/01/2021        1,015,820
------------------------------------------------------------------------------------------------------------------
         50,000   NJ Health Care Facilities Financing Authority
                  (CoMC/KMCC Obligated Group)                                 5.500    07/01/2017           51,309
------------------------------------------------------------------------------------------------------------------
         10,000   NJ Health Care Facilities Financing Authority (Community
                  Hospital Group/Hartwyck at Oak Tree Obligated Group)        5.000    07/01/2025           10,226
------------------------------------------------------------------------------------------------------------------
      8,000,000   NJ Health Care Facilities Financing Authority
                  (Englewood Hospital) 2                                      5.250    08/01/2025        8,452,960
------------------------------------------------------------------------------------------------------------------
        150,000   NJ Health Care Facilities Financing Authority
                  (Englewood Hospital)                                        5.250    08/01/2025          158,493
------------------------------------------------------------------------------------------------------------------
         15,000   NJ Health Care Facilities Financing Authority
                  (Greystone Park Psychiatric Hospital)                       5.000    09/15/2026           15,821
------------------------------------------------------------------------------------------------------------------
      7,480,000   NJ Health Care Facilities Financing Authority
                  (Greystone Park Psychiatric Hospital) 2                     5.000    09/15/2026        7,879,656
------------------------------------------------------------------------------------------------------------------
      4,000,000   NJ Health Care Facilities Financing Authority
                  (Greystone Park Psychiatric Hospital) 2                     5.000    09/15/2027        4,213,720
------------------------------------------------------------------------------------------------------------------
      4,000,000   NJ Health Care Facilities Financing Authority
                  (Greystone Park Psychiatric Hospital) 2                     5.000    09/15/2028        4,213,720
------------------------------------------------------------------------------------------------------------------
         40,000   NJ Health Care Facilities Financing Authority
                  (Hackensack University Medical Center)                      5.000    01/01/2028           40,663
------------------------------------------------------------------------------------------------------------------
        750,000   NJ Health Care Facilities Financing Authority
                  (Hebrew Old Age Center of Atlantic City)                    5.300    11/01/2026          761,925
------------------------------------------------------------------------------------------------------------------
      1,000,000   NJ Health Care Facilities Financing Authority
                  (Hebrew Old Age Center of Atlantic City)                    5.375    11/01/2036        1,016,990
------------------------------------------------------------------------------------------------------------------
      1,260,000   NJ Health Care Facilities Financing Authority
                  (Holy Name Hospital)                                        5.000    07/01/2036        1,286,523
------------------------------------------------------------------------------------------------------------------
         85,000   NJ Health Care Facilities Financing Authority
                  (Holy Name Hospital)                                        6.000    07/01/2025           87,202
------------------------------------------------------------------------------------------------------------------
      2,500,000   NJ Health Care Facilities Financing Authority
                  (Hunterdon Medical Center)                                  5.125    07/01/2035        2,594,450
------------------------------------------------------------------------------------------------------------------
        100,000   NJ Health Care Facilities Financing Authority
                  (KMH/UMC/KSC Obligated Group)                               5.125    07/01/2027          101,433
------------------------------------------------------------------------------------------------------------------
         25,000   NJ Health Care Facilities Financing Authority
                  (ONP/MHC Obligated Group)                                   5.375    07/01/2024           26,005
------------------------------------------------------------------------------------------------------------------
         50,000   NJ Health Care Facilities Financing Authority (Palisades
                  Medical Center of NY Presbyterian Healthcare System)        5.200    07/01/2019           51,326
------------------------------------------------------------------------------------------------------------------
        165,000   NJ Health Care Facilities Financing Authority
                  (Palisades Medical Center)                                  5.250    07/01/2028          168,741
------------------------------------------------------------------------------------------------------------------
      1,430,000   NJ Health Care Facilities Financing Authority
                  (Pascack Valley Hospital Assoc.)                            5.125    07/01/2018        1,427,483
------------------------------------------------------------------------------------------------------------------
      5,405,000   NJ Health Care Facilities Financing Authority
                  (Pascack Valley Hospital Assoc.)                            5.125    07/01/2028        5,363,814


                   23 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$       135,000   NJ Health Care Facilities Financing Authority
                  (Pascack Valley Hospital Assoc.)                            6.625%   07/01/2036   $      147,597
------------------------------------------------------------------------------------------------------------------
      1,500,000   NJ Health Care Facilities Financing Authority
                  (Raritan Bay Medical Center)                                7.250    07/01/2014        1,543,605
------------------------------------------------------------------------------------------------------------------
      9,830,000   NJ Health Care Facilities Financing Authority
                  (Raritan Bay Medical Center)                                7.250    07/01/2027       10,058,842
------------------------------------------------------------------------------------------------------------------
      1,000,000   NJ Health Care Facilities Financing Authority (RWJ
                  Health Care Corp/RWJ Hospital at Hamilton Obligated
                  Group)                                                      5.000    07/01/2025        1,044,290
------------------------------------------------------------------------------------------------------------------
      8,000,000   NJ Health Care Facilities Financing Authority (RWJ
                  University Hospital) 1                                      5.000    07/01/2035        8,331,440
------------------------------------------------------------------------------------------------------------------
      1,100,000   NJ Health Care Facilities Financing Authority (RWJ
                  University Hospital) 1                                      5.750    07/01/2025        1,166,088
------------------------------------------------------------------------------------------------------------------
         20,000   NJ Health Care Facilities Financing Authority
                  (Society of the Valley Hospital)                            5.500    07/01/2020           20,965
------------------------------------------------------------------------------------------------------------------
         70,000   NJ Health Care Facilities Financing Authority
                  (Somerset Medical Center)                                   5.500    07/01/2033           72,422
------------------------------------------------------------------------------------------------------------------
         20,000   NJ Health Care Facilities Financing Authority
                  (South Jersey Hospital System)                              6.000    07/01/2032           22,017
------------------------------------------------------------------------------------------------------------------
        250,000   NJ Health Care Facilities Financing Authority
                  (South Jersey Hospital)                                     5.000    07/01/2036          258,625
------------------------------------------------------------------------------------------------------------------
      2,505,000   NJ Health Care Facilities Financing Authority
                  (South Jersey Hospital)                                     5.000    07/01/2046        2,565,972
------------------------------------------------------------------------------------------------------------------
         50,000   NJ Health Care Facilities Financing Authority
                  (St. Barnabas Corp.)                                        5.000    07/01/2024           51,079
------------------------------------------------------------------------------------------------------------------
      2,000,000   NJ Health Care Facilities Financing Authority
                  (St. Barnabas Health Care System)                           5.000    07/01/2029        2,053,440
------------------------------------------------------------------------------------------------------------------
      4,845,000   NJ Health Care Facilities Financing Authority
                  (St. Clare's Hospital) 1                                    5.250    07/01/2021        5,142,386
------------------------------------------------------------------------------------------------------------------
        265,000   NJ Health Care Facilities Financing Authority
                  (St. Joseph's Hospital & Medical Center)                    5.750    07/01/2016          270,642
------------------------------------------------------------------------------------------------------------------
        800,000   NJ Health Care Facilities Financing Authority
                  (St. Joseph's Hospital & Medical Center)                    6.000    07/01/2026          817,280
------------------------------------------------------------------------------------------------------------------
         45,000   NJ Health Care Facilities Financing Authority
                  (St. Peter's Hospital)                                      5.000    07/01/2010           45,038
------------------------------------------------------------------------------------------------------------------
          5,000   NJ Health Care Facilities Financing Authority
                  (St. Peter's Hospital)                                      5.000    07/01/2012            5,004
------------------------------------------------------------------------------------------------------------------
         20,000   NJ Health Care Facilities Financing Authority
                  (St. Peter's Hospital)                                      5.000    07/01/2013           20,017
------------------------------------------------------------------------------------------------------------------
        295,000   NJ Health Care Facilities Financing Authority
                  (St. Peter's Hospital)                                      5.000    07/01/2021          295,802
------------------------------------------------------------------------------------------------------------------
      1,025,000   NJ Health Care Facilities Financing Authority
                  (St. Peter's University Hospital/Margaret McLaughlin
                  McCarrick Care Center Obligated Group)                      6.875    07/01/2030        1,114,954
------------------------------------------------------------------------------------------------------------------
         50,000   NJ Health Care Facilities Financing Authority
                  (The Medical Center at Princeton)                           5.000    07/01/2028           51,084


                   24 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$        50,000   NJ Health Care Facilities Financing Authority
                  (THGS/THGSF Obligated Group)                                5.200%   07/01/2031   $       51,639
------------------------------------------------------------------------------------------------------------------
         50,000   NJ Health Care Facilities Financing Authority
                  (Trinitas Hospital/Marillac Corp. Obligated Group)          7.400    07/01/2020           55,181
------------------------------------------------------------------------------------------------------------------
         15,000   NJ HFA                                                      5.250    11/01/2015           15,013
------------------------------------------------------------------------------------------------------------------
         45,000   NJ HFA                                                      5.375    11/01/2008           45,037
------------------------------------------------------------------------------------------------------------------
         10,000   NJ Higher Education Assistance Authority (Student
                  Loans)                                                      5.250    06/01/2018           10,045
------------------------------------------------------------------------------------------------------------------
         15,000   NJ Higher Education Assistance Authority (Student
                  Loans)                                                      5.300    06/01/2017           15,043
------------------------------------------------------------------------------------------------------------------
         45,000   NJ Higher Education Assistance Authority (Student
                  Loans)                                                      5.800    06/01/2016           45,382
------------------------------------------------------------------------------------------------------------------
         30,000   NJ Higher Education Assistance Authority (Student
                  Loans)                                                      5.900    07/01/2009           30,262
------------------------------------------------------------------------------------------------------------------
         25,000   NJ Higher Education Assistance Authority (Student
                  Loans)                                                      6.000    07/01/2012           25,038
------------------------------------------------------------------------------------------------------------------
          5,000   NJ Higher Education Assistance Authority (Student
                  Loans)                                                      6.125    07/01/2009            5,008
------------------------------------------------------------------------------------------------------------------
         10,000   NJ Higher Education Assistance Authority (Student
                  Loans)                                                      6.125    07/01/2015           10,017
------------------------------------------------------------------------------------------------------------------
         15,000   NJ Hsg. & Mortgage Finance Agency (Homebuyer)               5.250    10/01/2018           15,400
------------------------------------------------------------------------------------------------------------------
        580,000   NJ Hsg. & Mortgage Finance Agency (Homebuyer)               5.400    10/01/2020          590,817
------------------------------------------------------------------------------------------------------------------
         10,000   NJ Hsg. & Mortgage Finance Agency (Homebuyer)               6.125    10/01/2021           10,091
------------------------------------------------------------------------------------------------------------------
      1,500,000   NJ Hsg. & Mortgage Finance Agency (Multifamily) 1           4.650    11/01/2026        1,527,585
------------------------------------------------------------------------------------------------------------------
      1,600,000   NJ Hsg. & Mortgage Finance Agency (Multifamily) 1           4.800    11/01/2036        1,631,632
------------------------------------------------------------------------------------------------------------------
      2,335,000   NJ Hsg. & Mortgage Finance Agency (Multifamily) 1           4.900    11/01/2026        2,395,103
------------------------------------------------------------------------------------------------------------------
      1,000,000   NJ Hsg. & Mortgage Finance Agency (Multifamily) 1           5.000    11/01/2036        1,025,620
------------------------------------------------------------------------------------------------------------------
        170,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)             5.150    11/01/2030          173,616
------------------------------------------------------------------------------------------------------------------
         80,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)             5.400    11/01/2028           81,508
------------------------------------------------------------------------------------------------------------------
         25,000   NJ Hsg. & Mortgage Finance Agency, Series A                 5.050    11/01/2018           25,586
------------------------------------------------------------------------------------------------------------------
         25,000   NJ Hsg. & Mortgage Finance Agency, Series A                 5.050    05/01/2034           25,409
------------------------------------------------------------------------------------------------------------------
        200,000   NJ Hsg. & Mortgage Finance Agency, Series A                 5.550    05/01/2027          205,202
------------------------------------------------------------------------------------------------------------------
      2,320,000   NJ Hsg. & Mortgage Finance Agency, Series A 1               5.650    05/01/2040        2,381,712
------------------------------------------------------------------------------------------------------------------
         30,000   NJ Hsg. & Mortgage Finance Agency, Series B                 5.850    11/01/2012           31,298
------------------------------------------------------------------------------------------------------------------
         80,000   NJ Hsg. & Mortgage Finance Agency, Series B                 6.150    11/01/2020           84,131
------------------------------------------------------------------------------------------------------------------
        100,000   NJ Hsg. & Mortgage Finance Agency, Series E1                5.750    05/01/2025          104,121
------------------------------------------------------------------------------------------------------------------
      2,340,000   NJ Hsg. & Mortgage Finance Agency, Series M 1               5.000    10/01/2036        2,394,171
------------------------------------------------------------------------------------------------------------------
         35,000   NJ Hsg. & Mortgage Finance Agency, Series N                 5.900    10/01/2012           35,292
------------------------------------------------------------------------------------------------------------------
      1,085,000   NJ Hsg. & Mortgage Finance Agency, Series S 1               5.950    10/01/2017        1,090,989
------------------------------------------------------------------------------------------------------------------
         75,000   NJ Hsg. & Mortgage Finance Agency, Series T                 5.600    04/01/2017           76,877
------------------------------------------------------------------------------------------------------------------
      1,340,000   NJ Hsg. & Mortgage Finance Agency, Series U                 5.750    04/01/2018        1,370,699
------------------------------------------------------------------------------------------------------------------
        480,000   NJ Hsg. & Mortgage Finance Agency, Series U                 5.850    04/01/2029          490,454
------------------------------------------------------------------------------------------------------------------
         75,000   NJ Hsg. & Mortgage Finance Agency, Series V                 5.250    04/01/2026           77,012
------------------------------------------------------------------------------------------------------------------
         10,000   NJ Sports & Exposition Authority, Series A                  5.000    01/01/2010           10,010
------------------------------------------------------------------------------------------------------------------
         15,000   NJ Sports & Exposition Authority, Series A                  5.125    01/01/2016           15,016
------------------------------------------------------------------------------------------------------------------
        205,000   NJ Sports & Exposition Authority, Series A                  5.200    01/01/2020          205,223


                   25 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$       565,000   NJ Sports & Exposition Authority, Series A                  5.200%   01/01/2024   $      565,542
------------------------------------------------------------------------------------------------------------------
     10,000,000   NJ Tobacco Settlement Financing Corp.                       5.000    06/01/2041        9,874,800
------------------------------------------------------------------------------------------------------------------
    259,050,000   NJ Tobacco Settlement Financing Corp.                       5.650 3  06/01/2041       38,264,276
------------------------------------------------------------------------------------------------------------------
    200,000,000   NJ Tobacco Settlement Financing Corp.                       5.800 3  06/01/2041       28,100,000
------------------------------------------------------------------------------------------------------------------
      5,250,000   NJ Tobacco Settlement Financing Corp. 1                     6.125    06/01/2024        5,619,338
------------------------------------------------------------------------------------------------------------------
        450,000   NJ Tobacco Settlement Financing Corp. (TASC)                5.375    06/01/2018          482,891
------------------------------------------------------------------------------------------------------------------
         10,000   NJ Tobacco Settlement Financing Corp. (TASC)                5.750    06/01/2016           10,910
------------------------------------------------------------------------------------------------------------------
     12,500,000   NJ Tobacco Settlement Financing Corp. (TASC)                5.750    06/01/2032       13,339,500
------------------------------------------------------------------------------------------------------------------
     15,290,000   NJ Tobacco Settlement Financing Corp. (TASC)                6.000    06/01/2037       16,864,258
------------------------------------------------------------------------------------------------------------------
     37,150,000   NJ Tobacco Settlement Financing Corp. (TASC)                6.125    06/01/2042       41,187,462
------------------------------------------------------------------------------------------------------------------
      3,945,000   NJ Tobacco Settlement Financing Corp. (TASC)                6.250    06/01/2043        4,471,224
------------------------------------------------------------------------------------------------------------------
      1,175,000   NJ Tobacco Settlement Financing Corp. (TASC)                6.375    06/01/2032        1,334,965
------------------------------------------------------------------------------------------------------------------
        935,000   NJ Tobacco Settlement Financing Corp. (TASC) 1              7.000    06/01/2041        1,098,784
------------------------------------------------------------------------------------------------------------------
      5,000,000   NJ Transit Corp. COP (Federal Transportation
                  Administration Grants) 2                                    6.125    09/15/2014        5,301,375
------------------------------------------------------------------------------------------------------------------
         25,000   Pleasantville School District COP                           5.500    10/01/2013           25,282
------------------------------------------------------------------------------------------------------------------
        155,000   Port Authority NY/NJ (JFK International Air Terminal)       5.750    12/01/2022          160,315
------------------------------------------------------------------------------------------------------------------
      5,155,000   Port Authority NY/NJ (JFK International Air Terminal)       5.750    12/01/2025        5,231,913
------------------------------------------------------------------------------------------------------------------
      3,535,000   Port Authority NY/NJ (KIAC)                                 6.750    10/01/2011        3,593,964
------------------------------------------------------------------------------------------------------------------
      2,735,000   Port Authority NY/NJ (KIAC)                                 6.750    10/01/2019        2,777,201
------------------------------------------------------------------------------------------------------------------
        100,000   Port Authority NY/NJ (KIAC)                                 7.000    10/01/2007          100,986
------------------------------------------------------------------------------------------------------------------
     15,720,000   Port Authority NY/NJ, 141st Series 2                        5.000    09/01/2024       16,399,025
------------------------------------------------------------------------------------------------------------------
         30,000   Port Authority NY/NJ, 111th Series                          5.000    10/01/2032           30,474
------------------------------------------------------------------------------------------------------------------
         25,000   Port Authority NY/NJ, 116th Series                          5.000    10/01/2016           25,148
------------------------------------------------------------------------------------------------------------------
         25,000   Port Authority NY/NJ, 117th Series                          5.125    11/15/2013           25,704
------------------------------------------------------------------------------------------------------------------
      7,530,000   Port Authority NY/NJ, 120th Series 1                        5.750    10/15/2012        7,700,404
------------------------------------------------------------------------------------------------------------------
         20,000   Port Authority NY/NJ, 124th Series                          5.000    08/01/2022           20,363
------------------------------------------------------------------------------------------------------------------
         40,000   Port Authority NY/NJ, 124th Series                          5.000    08/01/2031           40,702
------------------------------------------------------------------------------------------------------------------
        650,000   Port Authority NY/NJ, 126th Series                          5.250    05/15/2037          683,768
------------------------------------------------------------------------------------------------------------------
      2,500,000   Port Authority NY/NJ, 134th Series                          5.000    07/15/2034        2,620,475
------------------------------------------------------------------------------------------------------------------
      1,000,000   Port Authority NY/NJ, 135th Series 1                        5.000    03/15/2039        1,047,570
------------------------------------------------------------------------------------------------------------------
      1,000,000   Port Authority NY/NJ, 140th Series                          5.000    12/01/2034        1,054,470
------------------------------------------------------------------------------------------------------------------
     10,500,000   Port Authority NY/NJ, 143rd Series                          5.000    10/01/2030       10,930,185
------------------------------------------------------------------------------------------------------------------
      9,235,000   Port Authority NY/NJ, 127th Series 2                        5.250    12/15/2032        9,719,557
------------------------------------------------------------------------------------------------------------------
         65,000   Readington-Lebanon Sewage Authority                         5.250    01/01/2013           65,076
------------------------------------------------------------------------------------------------------------------
         50,000   Riverside Township GO                                       5.300    12/01/2007           50,052
------------------------------------------------------------------------------------------------------------------
         20,000   Riverside Township GO                                       5.450    12/01/2010           20,020
------------------------------------------------------------------------------------------------------------------
        185,000   Salem County IPCFA (Atlantic City Electric Company) 1       5.600    11/01/2025          187,664
------------------------------------------------------------------------------------------------------------------
         40,000   Salem County IPCFA (Atlantic City Electric Company) 1       5.600    11/01/2025           40,046
------------------------------------------------------------------------------------------------------------------
        850,000   Salem County IPCFA (Public Service Electric & Gas)          5.200    03/01/2025          850,587


                   26 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$     2,005,000   Salem County IPCFA (Public Service Electric & Gas)          5.450%   02/01/2032   $    2,018,313
------------------------------------------------------------------------------------------------------------------
      1,365,000   Salem County IPCFA (Public Service Electric & Gas) 1        5.750    04/01/2031        1,445,863
------------------------------------------------------------------------------------------------------------------
      3,000,000   South Brunswick Township Board of Education                 5.250    08/01/2022        3,019,260
------------------------------------------------------------------------------------------------------------------
      3,980,000   Union County Improvement Authority
                  (Juvenile Detention Center)                                 5.500    05/01/2034        4,367,015
------------------------------------------------------------------------------------------------------------------
         65,000   Union County Improvement Authority (Linden Airport)         5.000    03/01/2028           66,199
------------------------------------------------------------------------------------------------------------------
         15,000   Union County Utilities Authority (County Deficiency)        5.000    06/15/2028           15,278
------------------------------------------------------------------------------------------------------------------
        275,000   Union County Utilities Authority (County Deficiency) 1      5.000    06/15/2028          280,104
------------------------------------------------------------------------------------------------------------------
         50,000   Union County Utilities Authority (County Deficiency)        5.000    06/15/2028           50,936
------------------------------------------------------------------------------------------------------------------
         15,000   Union County Utilities Authority
                  (Ogden Martin Systems of Union)                             5.000    06/01/2016           15,304
------------------------------------------------------------------------------------------------------------------
        270,000   Union County Utilities Authority
                  (Ogden Martin Systems of Union) 1                           5.000    06/01/2023          274,520
------------------------------------------------------------------------------------------------------------------
         80,000   Union County Utilities Authority
                  (Ogden Martin Systems of Union)                             5.350    06/01/2023           81,954
------------------------------------------------------------------------------------------------------------------
         60,000   Union County Utilities Authority
                  (Ogden Martin Systems of Union)                             5.375    06/01/2017           61,504
------------------------------------------------------------------------------------------------------------------
         70,000   Union County Utilities Authority
                  (Ogden Martin Systems of Union)                             5.375    06/01/2018           71,755
------------------------------------------------------------------------------------------------------------------
        180,000   Union County Utilities Authority
                  (Ogden Martin Systems of Union)                             5.375    06/01/2019          184,513
------------------------------------------------------------------------------------------------------------------
         60,000   Union County Utilities Authority
                  (Ogden Martin Systems of Union)                             5.375    06/01/2020           61,504
------------------------------------------------------------------------------------------------------------------
         10,000   University of Medicine & Dentistry of NJ                    6.750    12/01/2009           10,111
                                                                                                    --------------
                                                                                                       675,878,127

------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--30.7%
      2,740,000   Guam Education Financing Foundation COP 1                   5.000    10/01/2023        2,886,919
------------------------------------------------------------------------------------------------------------------
      2,500,000   Guam Government Waterworks
                  Authority & Wastewater System                               5.875    07/01/2035        2,676,125
------------------------------------------------------------------------------------------------------------------
      3,900,000   Guam Government Waterworks
                  Authority & Wastewater System                               6.000    07/01/2025        4,258,839
------------------------------------------------------------------------------------------------------------------
         50,000   Guam Power Authority, Series A                              5.125    10/01/2029           50,865
------------------------------------------------------------------------------------------------------------------
      1,250,000   Northern Mariana Islands Ports Authority, Series A          5.500    03/15/2031        1,261,025
------------------------------------------------------------------------------------------------------------------
      3,390,000   Northern Mariana Islands Ports Authority, Series A          6.250    03/15/2028        3,555,635
------------------------------------------------------------------------------------------------------------------
      5,000,000   Northern Mariana Islands Ports Authority, Series A 1        6.750    10/01/2033        5,578,900
------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Aqueduct & Sewer Authority 1                    5.000    07/01/2019        5,085,300
------------------------------------------------------------------------------------------------------------------
      5,200,000   Puerto Rico Children's Trust Fund (TASC)                    5.500    05/15/2039        5,438,212
------------------------------------------------------------------------------------------------------------------
      3,000,000   Puerto Rico Children's Trust Fund (TASC) 1                  5.625    05/15/2043        3,150,570
------------------------------------------------------------------------------------------------------------------
     94,000,000   Puerto Rico Children's Trust Fund (TASC)                    6.313 3  05/15/2050        6,456,860
------------------------------------------------------------------------------------------------------------------
     26,000,000   Puerto Rico Children's Trust Fund (TASC)                    7.031 3  05/15/2055          938,860
------------------------------------------------------------------------------------------------------------------
        350,000   Puerto Rico Commonwealth GO                                 5.000    07/01/2025          363,489


                   27 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$        50,000   Puerto Rico Commonwealth GO                                 5.000%   07/01/2026   $       50,873
------------------------------------------------------------------------------------------------------------------
     12,015,000   Puerto Rico Commonwealth GO                                 5.000    07/01/2027       12,410,414
------------------------------------------------------------------------------------------------------------------
      3,170,000   Puerto Rico Commonwealth GO                                 5.125    07/01/2031        3,264,434
------------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico Commonwealth GO                                 5.250    07/01/2025        2,144,980
------------------------------------------------------------------------------------------------------------------
      2,500,000   Puerto Rico Commonwealth GO 1                               5.250    07/01/2030        2,683,225

      2,500,000   Puerto Rico Commonwealth GO                                 5.250    07/01/2032        2,679,225
------------------------------------------------------------------------------------------------------------------
         60,000   Puerto Rico Electric Power Authority, Series AA             5.375    07/01/2027           61,247
------------------------------------------------------------------------------------------------------------------
      5,775,000   Puerto Rico Electric Power Authority, Series NN             5.125    07/01/2029        6,034,529
------------------------------------------------------------------------------------------------------------------
        900,000   Puerto Rico HFC, Series B                                   5.300    12/01/2028          930,618
------------------------------------------------------------------------------------------------------------------
        650,000   Puerto Rico Highway & Transportation Authority              5.000    07/01/2036          679,016
------------------------------------------------------------------------------------------------------------------
      2,370,000   Puerto Rico Highway & Transportation Authority, Series G    5.000    07/01/2042        2,442,641
------------------------------------------------------------------------------------------------------------------
      1,075,000   Puerto Rico Highway & Transportation Authority, Series J    5.000    07/01/2034        1,113,679
------------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico Highway & Transportation Authority, Series J    5.125    07/01/2039        2,086,340
------------------------------------------------------------------------------------------------------------------
      4,000,000   Puerto Rico Highway & Transportation Authority, Series K    5.000    07/01/2027        4,165,720
------------------------------------------------------------------------------------------------------------------
      5,145,000   Puerto Rico Highway & Transportation Authority, Series K    5.000    07/01/2030        5,358,157
------------------------------------------------------------------------------------------------------------------
      1,000,000   Puerto Rico Highway & Transportation Authority, Series K    5.000    07/01/2035        1,040,720
------------------------------------------------------------------------------------------------------------------
      9,500,000   Puerto Rico Highway & Transportation Authority, Series K    5.000    07/01/2040        9,866,510
------------------------------------------------------------------------------------------------------------------
      1,000,000   Puerto Rico Infrastructure                                  5.000    07/01/2027        1,045,420
------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Infrastructure                                  5.000    07/01/2037        5,200,000
------------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico Infrastructure                                  5.000    07/01/2037        2,087,700
------------------------------------------------------------------------------------------------------------------
      9,750,000   Puerto Rico Infrastructure                                  5.000    07/01/2041       10,126,155
------------------------------------------------------------------------------------------------------------------
     18,250,000   Puerto Rico Infrastructure                                  5.000    07/01/2046       19,007,558
------------------------------------------------------------------------------------------------------------------
        100,000   Puerto Rico ITEMECF (Ana G. Mendez University)              5.375    02/01/2019          102,810
------------------------------------------------------------------------------------------------------------------
        555,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1            5.375    02/01/2029          568,570
------------------------------------------------------------------------------------------------------------------
      1,710,000   Puerto Rico ITEMECF (Cogeneration Facilities)               6.625    06/01/2026        1,852,101
------------------------------------------------------------------------------------------------------------------
        205,000   Puerto Rico ITEMECF (Dr. Pila Hospital)                     6.250    08/01/2032          205,375
------------------------------------------------------------------------------------------------------------------
        265,000   Puerto Rico ITEMECF (SEAM/Hospital Espanol
                  Auxillio Obligated Group)                                   6.250    07/01/2024          266,940
------------------------------------------------------------------------------------------------------------------
      3,250,000   Puerto Rico Municipal Finance Agency, Series A              5.250    08/01/2025        3,466,710
------------------------------------------------------------------------------------------------------------------
     15,965,000   Puerto Rico Port Authority (American Airlines), Series A    6.250    06/01/2026       16,167,596
------------------------------------------------------------------------------------------------------------------
      1,985,000   Puerto Rico Port Authority (American Airlines), Series A    6.300    06/01/2023        1,986,509
------------------------------------------------------------------------------------------------------------------
         55,000   Puerto Rico Port Authority, Series D                        6.000    07/01/2021           55,190
------------------------------------------------------------------------------------------------------------------
     10,000,000   Puerto Rico Public Buildings Authority 1                    5.250    07/01/2029       10,639,900
------------------------------------------------------------------------------------------------------------------
     16,545,000   Puerto Rico Public Buildings Authority                      5.250    07/01/2033       17,549,612
------------------------------------------------------------------------------------------------------------------
      1,000,000   Puerto Rico Public Buildings Authority, Series D            5.125    07/01/2024        1,039,700
------------------------------------------------------------------------------------------------------------------
      1,530,000   Puerto Rico Public Buildings Authority, Series D            5.250    07/01/2036        1,601,390
------------------------------------------------------------------------------------------------------------------
      2,950,000   Puerto Rico Public Finance Corp., Series E                  5.500    08/01/2029        3,106,409
------------------------------------------------------------------------------------------------------------------
      1,000,000   University of Puerto Rico                                   5.000    06/01/2025        1,046,630
------------------------------------------------------------------------------------------------------------------
      3,350,000   University of Puerto Rico                                   5.000    06/01/2025        3,506,211
------------------------------------------------------------------------------------------------------------------
      1,000,000   University of Puerto Rico                                   5.000    06/01/2026        1,045,070


                   28 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     3,500,000   University of Puerto Rico, Series Q                         5.000%   06/01/2030   $    3,657,745
------------------------------------------------------------------------------------------------------------------
     11,000,000   University of Puerto Rico, Series Q                         5.000    06/01/2036       11,487,176
------------------------------------------------------------------------------------------------------------------
        150,000   University of V.I., Series A                                5.250    12/01/2023          157,097
------------------------------------------------------------------------------------------------------------------
        710,000   University of V.I., Series A                                5.375    06/01/2034          753,232
------------------------------------------------------------------------------------------------------------------
      1,000,000   University of V.I., Series A                                6.000    12/01/2024        1,066,290
------------------------------------------------------------------------------------------------------------------
         40,000   University of V.I., Series A                                6.250    12/01/2029           42,994
------------------------------------------------------------------------------------------------------------------
         60,000   V.I. HFA, Series A                                          6.500    03/01/2025           60,059
------------------------------------------------------------------------------------------------------------------
      5,000,000   V.I. Public Finance Authority (Hovensa Coker) 1             6.500    07/01/2021        5,634,350
------------------------------------------------------------------------------------------------------------------
        600,000   V.I. Public Finance Authority, Series A                     6.125    10/01/2029          652,944
------------------------------------------------------------------------------------------------------------------
      1,515,000   V.I. Public Finance Authority, Series A                     6.375    10/01/2019        1,646,063
------------------------------------------------------------------------------------------------------------------
        325,000   V.I. Public Finance Authority, Series E                     5.875    10/01/2018          337,457
------------------------------------------------------------------------------------------------------------------
      2,500,000   V.I. Public Finance Authority, Series E                     6.000    10/01/2022        2,595,475
------------------------------------------------------------------------------------------------------------------
     11,100,000   V.I. Tobacco Settlement Financing Corp.                     6.235 3  05/15/2035        2,046,174
------------------------------------------------------------------------------------------------------------------
      1,100,000   V.I. Tobacco Settlement Financing Corp.                     6.500 3  05/15/2035          191,048
------------------------------------------------------------------------------------------------------------------
      2,050,000   V.I. Tobacco Settlement Financing Corp.                     6.875 3  05/15/2035          314,470
------------------------------------------------------------------------------------------------------------------
      3,100,000   V.I. Tobacco Settlement Financing Corp.                     7.625 3  05/15/2035          396,118
------------------------------------------------------------------------------------------------------------------
        290,000   V.I. Water & Power Authority                                5.300    07/01/2018          294,460
------------------------------------------------------------------------------------------------------------------
        175,000   V.I. Water & Power Authority                                5.300    07/01/2021          177,088
                                                                                                    --------------
                                                                                                       231,897,723

------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $874,348,656)-120.1%                                                 907,775,850
------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(20.1)                                                          (152,089,618)
                                                                                                    --------------

NET ASSETS-100.0%                                                                                   $  755,686,232
                                                                                                    ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.


                   29 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CMC                   Carolinas Medical Center
CMHS                  Clara Maass Health System
CMMC                  Clara Maass Medical Center
COP                   Certificates of Participation
CoMC                  Community Medical Center
DRIVERS               Derivative Inverse Tax Exempt Receipts
EDA                   Economic Devel. Authority
GO                    General Obligation
HDC                   Housing Devel. Corp.
HFA                   Housing Finance Agency
HFC                   Housing Finance Corp.
IPCFA                 Industrial Pollution Control Financing Authority
ITEMECF               Industrial, Tourist, Educational, Medical and
                      Environmental Community Facilities
JFK                   John Fitzgerald Kennedy
KMCC                  Kensington Manor Care Center
KMH/UMC               Kennedy Memorial Hospital/University Medical Center
KSC                   Kennedy Surgical Center
MHC                   Meridian Hospitals Corp.
NY/NJ                 New York/New Jersey
ONP                   Ocean Nursing Pavillion, Inc.
PA/NJ                 Pennsylvania/New Jersey
PCFA                  Pollution Control Finance Authority
RITES                 Residual Interest Tax Exempt Security
ROLs                  Residual Option Longs
RWJ                   Robert Wood Johnson
SEAM                  Sociedad Espanola de Auxilio Mutuo
TASC                  Tobacco Settlement Asset-Backed Bonds
THGS                  The House of the Good Shepard
THGSF                 The House of the Good Shepard Foundation
V.I.                  United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                       VALUE   PERCENT
-------------------------------------------------------------------------------
Tobacco Settlement Payments                             $179,580,720      19.8%
Education                                                 95,656,507      10.5
Hospital/Health Care                                      81,973,749       9.0
Marine/Aviation Facilities                                77,895,997       8.6
Airlines                                                  61,494,593       6.8
General Obligation                                        57,681,204       6.3
Higher Education                                          52,664,908       5.8
Municipal Leases                                          43,982,188       4.8
Adult Living Facilities                                   42,624,729       4.7
Special Tax                                               35,243,808       3.9
Water Utilities                                           30,058,910       3.3
Highways/Railways                                         26,807,869       3.0
Sales Tax Revenue                                         26,285,335       2.9
Electric Utilities                                        20,783,525       2.3
Pollution Control                                         15,354,855       1.7
Single Family Housing                                     13,727,919       1.5
Hotels, Restaurants & Leisure                             13,165,551       1.5
Manufacturing, Non-Durable Goods                           7,844,665       0.9
Gas Utilities                                              7,602,245       0.8
Resource Recovery                                          6,192,417       0.7
Multifamily Housing                                        5,635,174       0.6
Manufacturing, Durable Goods                               3,964,918       0.4
Sports Facility Revenue                                      795,791       0.1
Student Loans                                                618,032       0.1
Sewer Utilities                                              115,125       0.0
Not-for-Profit Organization                                   25,116       0.0
                                                        -----------------------
Total                                                   $907,775,850     100.0%
                                                        =======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2007
-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (cost $874,348,656)--see accompanying statement of investments   $ 907,775,850
-----------------------------------------------------------------------------------------------------
Cash                                                                                         463,547
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                          19,565,118
Interest                                                                                   8,473,384
Shares of beneficial interest sold                                                         6,021,819
Other                                                                                         22,235
                                                                                       --------------
Total assets                                                                             942,321,953

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                            99,545,000
Payable on borrowings (See Note 5)                                                        83,300,000
Shares of beneficial interest redeemed                                                     1,958,177
Investments purchased                                                                        749,203
Dividends                                                                                    722,502
Interest expense on borrowings                                                               115,517
Distribution and service plan fees                                                            91,918
Trustees' compensation                                                                        74,189
Shareholder communications                                                                    24,441
Transfer and shareholder servicing agent fees                                                 23,012
Other                                                                                         31,762
                                                                                       --------------
Total liabilities                                                                        186,635,721

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $ 755,686,232
                                                                                       ==============

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $ 727,189,030
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                             (392,931)
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (4,537,061)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                33,427,194
                                                                                       --------------
NET ASSETS                                                                             $ 755,686,232
                                                                                       ==============


                   31 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $490,135,231
and 40,242,834 shares of beneficial interest outstanding)                                          $ 12.18
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)    $ 12.79
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $75,789,149 and 6,214,895 shares
of beneficial interest outstanding)                                                                $ 12.19
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $189,761,852 and 15,569,588 shares
of beneficial interest outstanding)                                                                $ 12.19

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   32 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2007
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------
Interest                                                                          $ 19,463,024
-----------------------------------------------------------------------------------------------
Other income                                                                               238
                                                                                  -------------
Total investment income                                                             19,463,262

-----------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------
Management fees                                                                      1,759,233
-----------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                314,192
Class B                                                                                343,556
Class C                                                                                741,825
-----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                 76,914
Class B                                                                                 24,975
Class C                                                                                 37,911
-----------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                 14,106
Class B                                                                                  4,909
Class C                                                                                  5,805
-----------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)      2,114,811
-----------------------------------------------------------------------------------------------
Interest expense on borrowings                                                         249,509
-----------------------------------------------------------------------------------------------
Trustees' compensation                                                                  31,936
-----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                             11,147
-----------------------------------------------------------------------------------------------
Other                                                                                   73,508
                                                                                  -------------
Total expenses                                                                       5,804,337
Less reduction to custodian expenses                                                      (856)
                                                                                  -------------
Net expenses                                                                         5,803,481

-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               13,659,781

-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------------------
Net realized gain on investments                                                     1,712,751
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                12,301,383

-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $ 27,673,915
                                                                                  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   33 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS             YEAR
                                                                                          ENDED            ENDED
                                                                               JANUARY 31, 2007         JULY 31,
                                                                                    (UNAUDITED)             2006
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                          $     13,659,781    $  20,173,451
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                              1,712,751       (1,544,971)
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                12,301,383         (845,556)
                                                                               ----------------------------------
Net increase in net assets resulting from operations                                 27,673,915       17,782,924

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                              (9,319,108)     (14,004,495)
Class B                                                                              (1,363,672)      (2,817,386)
Class C                                                                              (2,954,965)      (4,277,840)
                                                                               ----------------------------------
                                                                                    (13,637,745)     (21,099,721)
-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                 (11,302)              --
Class B                                                                                  (1,888)              --
Class C                                                                                  (4,419)              --
                                                                               ----------------------------------
                                                                                        (17,609)              --

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                             109,898,391      172,386,035
Class B                                                                                 164,082       12,154,635
Class C                                                                              47,841,916       69,181,165
                                                                               ----------------------------------
                                                                                    157,904,389      253,721,835

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase                                                                      171,922,950      250,405,038
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 583,763,282      333,358,244
                                                                               ----------------------------------
End of period (including accumulated net investment loss of $392,931
and $414,967, respectively)                                                    $    755,686,232    $ 583,763,282
                                                                               ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   34 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2007
------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------------------------------------------------------
Net increase in net assets from operations                            $  27,673,915
------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                      (228,979,349)
Proceeds from disposition of investment securities                       28,687,314
Short-term investment securities, net                                   (23,169,242)
Premium amortization                                                      1,326,852
Discount accretion                                                         (384,902)
Net realized gain on investments                                         (1,712,751)
Net change in unrealized appreciation on investments                    (12,301,383)
Increase in interest receivable                                            (719,074)
Decrease in receivable for securities sold                                4,998,082
Increase in other assets                                                    (11,878)
Decrease in payable for securities purchased                             (6,554,357)
Increase in payable for accrued expenses                                    132,928
                                                                      --------------
Net cash used in operating activities                                  (211,013,845)

------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
------------------------------------------------------------------------------------
Proceeds from bank borrowing                                            173,500,000
Payments on bank borrowing                                             (105,300,000)
Payment on short-term floating rate notes issued                         (2,100,000)
Proceeds from shares sold                                               198,199,842
Payment on shares redeemed                                              (48,248,970)
Cash distributions paid                                                  (5,140,918)
                                                                      --------------
Net cash provided by financing activities                               210,909,954
------------------------------------------------------------------------------------
Net decrease in cash                                                       (103,891)
------------------------------------------------------------------------------------
Cash, beginning balance                                                     567,438
                                                                      --------------
Cash, ending balance                                                  $     463,547
                                                                      ==============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $8,222,665.

Cash paid for interest on bank borrowings--$160,357.

Cash paid for interest on short-term floating rate notes issued--$2,114,811.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   35 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        SIX MONTHS                                                           YEAR
                                                             ENDED                                                          ENDED
                                                  JANUARY 31, 2007                                                       JULY 31,
CLASS A                                                (UNAUDITED)         2006        2005         2004        2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $     11.90    $   12.03   $   10.76   $    10.51   $   10.99    $   10.89
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .27 1        .55 1       .62 1        .67         .67          .53
Net realized and unrealized gain (loss)                        .27         (.09)       1.32          .23        (.52)         .08
                                                       -----------------------------------------------------------------------------
Total from investment operations                               .54          .46        1.94          .90         .15          .61
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.26)        (.59)       (.67)        (.65)       (.63)        (.51)
Distributions from net realized gain                            -- 2         --          --           --          --           --
                                                       -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               (.26)        (.59)       (.67)        (.65)       (.63)        (.51)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $     12.18    $   11.90   $   12.03   $    10.76   $   10.51    $   10.99
                                                       =============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            4.63%        3.93%      18.46%        8.63%       1.21%        5.79%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $   490,135    $ 371,295   $ 200,831   $   94,214   $  61,825    $  47,305
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   425,791    $ 287,248   $ 133,634   $   78,828   $  54,811    $  42,809
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                         4.35%        4.67%       5.41%        6.28%       6.24%        4.88%
Expenses excluding interest and fees
on short-term floating rate notes
issued                                                        0.82%        0.90%       0.91%        0.98%       1.02%        0.84%
Interest and fees on short-term floating
rate notes issued 5                                           0.63%        0.63%       0.35%        0.32%       0.26%        0.10%
                                                       -----------------------------------------------------------------------------
Total expenses                                                1.45%        1.53%       1.26%        1.30%       1.28%        0.94%
Expenses after payments and waivers
and reduction to custodian expenses                           1.45%        1.47%       1.06%        1.10%       1.08%        0.73% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          4%          19%          7%          14%         62%          25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   36 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                                                        SIX MONTHS                                                           YEAR
                                                             ENDED                                                          ENDED
                                                  JANUARY 31, 2007                                                       JULY 31,
CLASS B                                                (UNAUDITED)         2006        2005         2004        2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $     11.91    $   12.05   $   10.78   $    10.52   $   11.00    $   10.90
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .22 1        .47 1       .54 1        .60         .59          .45
Net realized and unrealized gain (loss)                        .28         (.11)       1.31          .23        (.53)         .08
                                                       -----------------------------------------------------------------------------
Total from investment operations                               .50          .36        1.85          .83         .06          .53
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.22)        (.50)       (.58)        (.57)       (.54)        (.43)
Distributions from net realized gain                            -- 2         --          --           --          --           --
                                                       -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               (.22)        (.50)       (.58)        (.57)       (.54)        (.43)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $     12.19    $   11.91   $   12.05   $    10.78   $   10.52    $   11.00
                                                       =============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            4.21%        3.03%      17.53%        7.92%       0.46%        4.99%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $    75,789    $  73,887   $  62,399   $   51,329   $  46,912    $  43,888
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $    75,771    $  68,065   $  56,755   $   50,920   $  45,226    $  41,532
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                         3.58%        3.93%       4.74%        5.54%       5.46%        4.12%
Expenses excluding interest and fees
on short-term floating rate notes issued                      1.61%        1.69%       1.68%        1.73%       1.78%        1.60%
Interest and fees on short-term floating
rate notes issued 5                                           0.63%        0.63%       0.35%        0.32%       0.26%        0.10%
                                                       -----------------------------------------------------------------------------
Total expenses                                                2.24%        2.32%       2.03%        2.05%       2.04%        1.70%
Expenses after payments and waivers and
reduction to custodian expenses                               2.24%        2.24%       1.83%        1.85%       1.84%        1.49% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          4%          19%          7%          14%         62%          25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   37 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                        SIX MONTHS                                                           YEAR
                                                             ENDED                                                          ENDED
                                                  JANUARY 31, 2007                                                       JULY 31,
CLASS C                                                (UNAUDITED)         2006        2005         2004        2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $     11.91    $   12.04   $   10.77   $    10.51   $   10.99    $   10.89
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .22 1        .46 1       .53 1        .59         .59          .44
Net realized and unrealized gain (loss)                        .28         (.09)       1.32          .24        (.53)         .09
                                                       -----------------------------------------------------------------------------
Total from investment operations                               .50          .37        1.85          .83         .06          .53
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.22)        (.50)       (.58)        (.57)       (.54)        (.43)
Distributions from net realized gain                            -- 2         --          --           --          --           --
                                                       -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               (.22)        (.50)       (.58)        (.57)       (.54)        (.43)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $     12.19    $   11.91   $   12.04   $    10.77   $   10.51    $   10.99
                                                       =============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            4.22%        3.14%      17.54%        7.91%       0.45%        4.99%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $   189,762    $ 138,581   $  70,128   $   23,795   $  17,784    $  12,664
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   163,768    $ 104,423   $  40,717   $   20,470   $  16,770    $   9,831
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                         3.58%        3.90%       4.57%        5.53%       5.49%        4.10%
Expenses excluding interest and fees
on short-term floating rate notes issued                      1.58%        1.66%       1.67%        1.73%       1.78%        1.60%
Interest and fees on short-term floating
rate notes issued 5                                           0.63%        0.63%       0.35%        0.32%       0.26%        0.10%
                                                       -----------------------------------------------------------------------------
Total expenses                                                2.21%        2.29%       2.02%        2.05%       2.04%        1.70%
Expenses after payments and waivers and
reduction to custodian expenses                               2.21%        2.23%       1.82%        1.85%       1.84%        1.49% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          4%          19%          7%          14%         62%           5%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   38 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer New Jersey Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign


                   39 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $42,211,078 as of January 31, 2007, which represents 4.48% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At January 31, 2007 municipal bond holdings with a value of $141,756,078 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $99,545,000 in short-term floating rate notes issued and outstanding at that date.


                   40 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

At January 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                          COUPON      MATURITY   VALUE AS OF JANUARY
AMOUNT         INVERSE FLOATER 1                     RATE 2        DATE              31, 2007
---------------------------------------------------------------------------------------------
$  2,000,000   NJ EDA (Public Schools Small
               Project Loan Program) RITES          6.497%       9/1/24   $         2,571,120
   2,170,000   NJ EDA RITES 3                       5.790        3/1/27             2,608,080
   4,520,000   NJ EDA ROLs                          9.195        3/1/28             5,573,070
   9,045,000   NJ EDA ROLs                          9.195        3/1/30            11,076,145
   2,000,000   NJ Health Care Facilities
               Financing Authority
               (Englewood Hospital
               & Medical Center) RITES              7.570        8/1/25             2,452,960
   3,870,000   NJ Health Care Facilities
               Financing Authority DRIVERS          8.217       9/15/28             4,697,096
   2,500,000   NJ Reset Optional Certificates
               Trust II ROLs                        8.718        9/1/36             3,032,650
   2,500,000   NJ Transit Corp. ROLs, Series 15     8.530       9/15/14             2,801,375
   3,930,000   Port Authority NY/NJ RITES           5.730        9/1/24             4,609,025
   2,305,000   Port Authority NY/NJ,
               238th Series ROLs                    9.631      12/15/32             2,789,557
                                                                          -------------------
                                                                          $        42,211,078
                                                                          ===================

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 30 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

      The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $6,510,000.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                   41 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $4,354,557 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2007, it is estimated that the Fund will utilize $1,712,751 of capital loss carryforward to offset realized capital gains. During the year ended July 31, 2006, the Fund did not utilized any capital loss carryforward to offset realized capital gains.

As of July 31, 2006, the Fund had available for federal income tax purposes post-October losses of $1,800,205 and unused capital loss carryforwards as follows:

                             EXPIRING
                             --------------------------
                             2009          $  2,565,622
                             2010             1,551,532
                             2012               115,750
                             2014                34,199
                                           ------------
                             TOTAL         $  4,267,103
                                           ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution


                   42 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND method with respect to their benefits under the Plan. During the six months ended January 31, 2007, the Fund's projected benefit obligations were increased by $25,499 and payments of $2,339 were made to retired trustees, resulting in an accumulated liability of $55,692 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's


                   43 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                             SIX MONTHS ENDED JANUARY 31, 2007      YEAR ENDED JULY 31, 2006
                                                     SHARES             AMOUNT       SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                             11,109,221      $ 135,019,635   18,682,666   $  221,763,770
Dividends and/or distributions reinvested           471,583          5,731,949      685,948        8,140,403
Redeemed                                         (2,541,553)       (30,853,193)  (4,853,455)     (57,518,138)
                                                 ------------------------------------------------------------
Net increase                                      9,039,251      $ 109,898,391   14,515,159   $  172,386,035
                                                 ============================================================

-------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                612,777      $   7,451,896    1,835,126   $   21,799,263
Dividends and/or distributions reinvested            68,598            834,492      136,533        1,622,906
Redeemed                                           (668,140)        (8,122,306)    (948,989)     (11,267,534)
                                                 ------------------------------------------------------------
Net increase                                         13,235      $     164,082    1,022,670   $   12,154,635
                                                 ============================================================

-------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                              4,608,750      $  56,067,265    7,000,353   $   83,208,814
Dividends and/or distributions reinvested           136,154          1,656,224      200,285        2,378,670
Redeemed                                           (813,278)        (9,881,573)  (1,385,935)     (16,406,319)
                                                 ------------------------------------------------------------
Net increase                                      3,931,626      $  47,841,916    5,814,703   $   69,181,165
                                                 ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the six months ended January 31, 2007, were as follows:

                                     PURCHASES                           SALES
-------------------------------------------------------------------------------
Investment securities            $ 228,979,349                    $ 28,687,314


                   44 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                 FEE SCHEDULE
                 ---------------------------------
                 Up to $200 million          0.60%
                 Next $100 million           0.55
                 Next $200 million           0.50
                 Next $250 million           0.45
                 Next $250 million           0.40
                 Over $1 billion             0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2007, the Fund paid $139,131 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Board of Trustees can increase that fee to 0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% under each plan. However, the Board of Trustees can increase that fee to 0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee


                   45 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B and Class C shares were $2,666,610 and $2,108,368, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                             CLASS A          CLASS B          CLASS C
                                          CONTINGENT       CONTINGENT       CONTINGENT
                            CLASS A   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
                    FRONT-END SALES          CHARGES          CHARGES          CHARGES
SIX MONTHS         CHARGES RETAINED      RETAINED BY      RETAINED BY      RETAINED BY
ENDED                BY DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
---------------------------------------------------------------------------------------
January 31, 2007           $280,264          $10,960          $95,355          $12,697

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2817% as of January 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the six months ended January 31, 2007, the average daily loan balance was $9,224,457 at an average daily interest rate of 5.303%. The Fund had borrowings outstanding


                   46 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND of $83,300,000 at January 31, 2007 at an interest rate of 5.2817%. The Fund had gross borrowings and gross loan repayments of $173,500,000 and $105,300,000, respectively, during the six months ended January 31, 2007. The maximum amount of borrowings outstanding at any month-end during the six months ended January 31, 2007 was $83,300,000. The Fund paid $17,851 in fees and $160,357 in interest during the six months ended January 31, 2007.

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of January 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                   47 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   48 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   49 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                   50 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load New Jersey municipal debt funds advised by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other New Jersey municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's actual management fees are lower than its peer group median although its contractual management fees and total expenses are higher than its peer group median.


                   51 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT Unaudited / Continued
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                   52 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND




OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                                17.1%
--------------------------------------------------------------------------------
Water Utilities                                                             9.5
--------------------------------------------------------------------------------
Higher Education                                                            7.0
--------------------------------------------------------------------------------
Hospital/Health Care                                                        6.8
--------------------------------------------------------------------------------
Single Family Housing                                                       6.1
--------------------------------------------------------------------------------
Adult Living Facilities                                                     5.8
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  5.6
--------------------------------------------------------------------------------
Electric Utilities                                                          5.1
--------------------------------------------------------------------------------
Highways/Railways                                                           4.9
--------------------------------------------------------------------------------
Manufacturing, Durable Goods                                                4.5

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        25.1%
--------------------------------------------------------------------------------
AA                                                                         10.0
--------------------------------------------------------------------------------
A                                                                           3.3
--------------------------------------------------------------------------------
BBB                                                                        41.6
--------------------------------------------------------------------------------
BB                                                                          9.0
--------------------------------------------------------------------------------
B                                                                           1.3
--------------------------------------------------------------------------------
CCC                                                                         2.0
--------------------------------------------------------------------------------
Not Rated                                                                   7.7

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                  14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/18/89. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                            BEGINNING     ENDING        EXPENSES
                            ACCOUNT       ACCOUNT       PAID DURING
                            VALUE         VALUE         6 MONTHS ENDED
                            (8/1/06)      (1/31/07)     JANUARY 31, 2007
--------------------------------------------------------------------------------
Class A Actual              $ 1,000.00    $ 1,042.60    $  6.97
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00      1,018.40       6.89
--------------------------------------------------------------------------------
Class B Actual                1,000.00      1,037.80      11.00
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00      1,014.47      10.87
--------------------------------------------------------------------------------
Class C Actual                1,000.00      1,038.70      10.95
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00      1,014.52      10.82

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.35%
-----------------------------
Class B             2.13
-----------------------------
Class C             2.12

Interest and related expenses from inverse floaters represents 0.61% of the expense ratios, but has not affected the Fund's total returns or net asset values.

--------------------------------------------------------------------------------


                  17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2007 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--117.6%
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--80.6%
$        55,000   Abington School District                                    5.125%   05/15/2026   $       55,230
------------------------------------------------------------------------------------------------------------------
         15,000   Albert Gallatin Area School District                        5.375    09/01/2024           15,126
------------------------------------------------------------------------------------------------------------------
      7,375,000   Allegheny County Airport (Pittsburgh International
                  Airport)                                                    5.000    01/01/2019        7,512,913
------------------------------------------------------------------------------------------------------------------
         75,000   Allegheny County Airport (Pittsburgh International
                  Airport)                                                    5.250    01/01/2016           76,464
------------------------------------------------------------------------------------------------------------------
         10,000   Allegheny County COP                                        5.000    12/01/2028           10,273
------------------------------------------------------------------------------------------------------------------
        130,000   Allegheny County HDA (Catholic Health East)                 5.375    11/15/2022          136,271
------------------------------------------------------------------------------------------------------------------
         40,000   Allegheny County HDA (Catholic Health East)                 5.500    11/15/2032           42,172
------------------------------------------------------------------------------------------------------------------
      3,150,000   Allegheny County HDA (Ohio Valley General Hospital) 1       5.125    04/01/2035        3,225,758
------------------------------------------------------------------------------------------------------------------
      3,600,000   Allegheny County HDA (Ohio Valley General Hospital)         5.450    01/01/2028        3,699,288
------------------------------------------------------------------------------------------------------------------
         55,000   Allegheny County HDA (Pittsburgh Mercy Health System)       5.625    08/15/2026           59,310
------------------------------------------------------------------------------------------------------------------
        570,000   Allegheny County HDA (Presbyterian University Hospital)     5.625    04/01/2027          582,717
------------------------------------------------------------------------------------------------------------------
         25,000   Allegheny County HDA (The Covenant at South Hills) 2,3,4    7.700    02/01/2008           12,500
------------------------------------------------------------------------------------------------------------------
         25,000   Allegheny County HDA (The Covenant at South Hills) 2,4      7.800    02/01/2009           12,721
------------------------------------------------------------------------------------------------------------------
      1,535,000   Allegheny County HDA (The Covenant at South Hills) 2,4      8.625    02/01/2021          768,452
------------------------------------------------------------------------------------------------------------------
        305,000   Allegheny County HDA (The Covenant at South Hills) 2,4      8.750    02/01/2031          152,582
------------------------------------------------------------------------------------------------------------------
         10,000   Allegheny County HDA (UPMC Health System)                   5.000    12/15/2018           10,276
------------------------------------------------------------------------------------------------------------------
         20,000   Allegheny County HDA (UPMC Health System)                   5.000    11/01/2023           20,462
------------------------------------------------------------------------------------------------------------------
         30,000   Allegheny County HDA (UPMC Health System)                   5.125    07/01/2022           30,651
------------------------------------------------------------------------------------------------------------------
      9,000,000   Allegheny County HDA (West Penn Allegheny
                  Health System) 5                                            6.500    11/15/2030        9,943,065
------------------------------------------------------------------------------------------------------------------
      3,435,000   Allegheny County HDA (West Penn Allegheny
                  Health System) 1                                            9.250    11/15/2015        4,081,742
------------------------------------------------------------------------------------------------------------------
      1,650,000   Allegheny County HDA (West Penn Allegheny
                  Health System) 1                                            9.250    11/15/2022        1,957,461
------------------------------------------------------------------------------------------------------------------
     12,720,000   Allegheny County HDA (West Penn Allegheny
                  Health System)                                              9.250    11/15/2030       15,065,695
------------------------------------------------------------------------------------------------------------------
        300,000   Allegheny County HEBA (Carnegie Mellon University) 1        5.450    03/01/2027          300,327
------------------------------------------------------------------------------------------------------------------
         50,000   Allegheny County HEBA (Chatham College)                     5.250    11/15/2019           50,352
------------------------------------------------------------------------------------------------------------------
      2,020,000   Allegheny County HEBA (Chatham College)                     5.750    11/15/2028        2,153,098
------------------------------------------------------------------------------------------------------------------
      7,980,000   Allegheny County HEBA (Chatham College)                     5.750    11/15/2035        8,472,366
------------------------------------------------------------------------------------------------------------------
      1,000,000   Allegheny County HEBA (Chatham College)                     5.850    03/01/2022        1,063,260
------------------------------------------------------------------------------------------------------------------
      1,000,000   Allegheny County HEBA (Chatham College)                     5.950    03/01/2032        1,058,900
------------------------------------------------------------------------------------------------------------------
         15,000   Allegheny County HEBA (Robert Morris University)            6.000    05/01/2028           17,180
------------------------------------------------------------------------------------------------------------------
         15,000   Allegheny County HEBA (Thiel College)                       5.375    11/15/2019           15,638
------------------------------------------------------------------------------------------------------------------
         60,000   Allegheny County HEBA (Thiel College)                       5.375    11/15/2029           62,414
------------------------------------------------------------------------------------------------------------------
      3,245,000   Allegheny County HEBA (Waynesburg College) 1                4.800    05/01/2036        3,297,861
------------------------------------------------------------------------------------------------------------------
          5,000   Allegheny County IDA (ARC Allegheny Foundation)             5.000    12/01/2028            5,062


                  18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$         5,000   Allegheny County IDA (Coltec Industries)                    7.250%   06/01/2008   $        4,983
------------------------------------------------------------------------------------------------------------------
      1,145,000   Allegheny County IDA (Residential Resources)                5.700    09/01/2012        1,198,300
------------------------------------------------------------------------------------------------------------------
      4,665,000   Allegheny County IDA (Residential Resources)                6.600    09/01/2031        5,195,177
------------------------------------------------------------------------------------------------------------------
      1,000,000   Allegheny County IDA (RR/RRSW/RRDC
                  Obligated Group)                                            5.000    09/01/2021        1,029,510
------------------------------------------------------------------------------------------------------------------
      1,250,000   Allegheny County IDA (RR/RRSW/RRDC
                  Obligated Group)                                            5.100    09/01/2026        1,284,775
------------------------------------------------------------------------------------------------------------------
      1,250,000   Allegheny County IDA (RR/RRSW/RRDC
                  Obligated Group)                                            5.125    09/01/2031        1,286,188
------------------------------------------------------------------------------------------------------------------
         60,000   Allegheny County IDA (USX Corp.) 1                          5.500    12/01/2029           62,254
------------------------------------------------------------------------------------------------------------------
        345,000   Allegheny County IDA (USX Corp.) 1                          5.600    09/01/2030          356,813
------------------------------------------------------------------------------------------------------------------
         25,000   Allegheny County IDA (USX Corp.)                            6.000    01/15/2014           25,543
        245,000   Allegheny County IDA (USX Corp.) 1                          6.100    01/15/2018          250,339
------------------------------------------------------------------------------------------------------------------
         10,000   Allegheny County IDA (USX Corp.)                            6.100    07/15/2020           10,218
------------------------------------------------------------------------------------------------------------------
      2,295,000   Allegheny County Redevel. Authority (Pittsburgh Mills)      5.100    07/01/2014        2,364,722
------------------------------------------------------------------------------------------------------------------
     17,125,000   Allegheny County Redevel. Authority (Pittsburgh Mills)      5.600    07/01/2023       18,105,920
------------------------------------------------------------------------------------------------------------------
        120,000   Allegheny County Redevel. Authority (Robinson Mall)         6.875    11/01/2017          130,348
------------------------------------------------------------------------------------------------------------------
      8,000,000   Allegheny County Redevel. Authority (Robinson Mall)         7.000    11/01/2017        8,724,080
------------------------------------------------------------------------------------------------------------------
      1,060,000   Allegheny County Residential Finance Authority
                  (Single Family) 1                                           4.850    11/01/2028        1,072,211
------------------------------------------------------------------------------------------------------------------
      1,260,000   Allegheny County Residential Finance Authority
                  (Single Family) 1                                           5.000    05/01/2035        1,284,683
------------------------------------------------------------------------------------------------------------------
        450,000   Allegheny County Residential Finance Authority
                  (Single Family)                                             5.150    11/01/2016          463,343
------------------------------------------------------------------------------------------------------------------
         30,000   Allegheny County Residential Finance Authority
                  (Single Family)                                             5.625    11/01/2023           30,022
------------------------------------------------------------------------------------------------------------------
         30,000   Allegheny County Residential Finance Authority
                  (Single Family)                                             5.950    11/01/2024           31,249
------------------------------------------------------------------------------------------------------------------
      1,000,000   Allegheny County Sanitation Authority                       5.000    12/01/2030        1,053,570
------------------------------------------------------------------------------------------------------------------
         10,000   Armstrong County IDA (Kittanning Care Center)               5.375    08/20/2012           10,344
------------------------------------------------------------------------------------------------------------------
         65,000   Beaver County GO                                            5.300    10/01/2026           65,552
------------------------------------------------------------------------------------------------------------------
          5,000   Beaver County Hospital Authority (Valley Health System)     5.000    05/15/2028            5,092
------------------------------------------------------------------------------------------------------------------
        275,000   Beaver County IDA (J. Ray McDermott & Company)              6.800    02/01/2009          277,448
------------------------------------------------------------------------------------------------------------------
        155,000   Beaver County IDA (Pennsylvania Power
                  & Light Company)                                            5.375    06/01/2028          160,251
------------------------------------------------------------------------------------------------------------------
         45,000   Beaver County IDA (St. Joe Minerals Corp.)                  6.000    05/01/2007           45,052
------------------------------------------------------------------------------------------------------------------
         35,000   Bedford County IDA (Brown Group)                            7.125    02/01/2009           35,050
------------------------------------------------------------------------------------------------------------------
        300,000   Berks County Municipal Authority
                  (RHMC/HW Obligated Group) 1                                 5.000    03/01/2028          305,490
------------------------------------------------------------------------------------------------------------------
         15,000   Bethlehem Area School District                              5.000    09/01/2015           15,108
------------------------------------------------------------------------------------------------------------------
      2,410,000   Blair County IDA (The Village at Penn State
                  Retirement Community)                                       6.050    01/01/2034        2,406,313


                  19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$        65,000   Blair County IDA (The Village at Penn State
                  Retirement Community)                                       6.400%   01/01/2012   $       66,644
------------------------------------------------------------------------------------------------------------------
      4,085,000   Blair County IDA (The Village at Penn State
                  Retirement Community)                                       6.900    01/01/2022        4,287,575
------------------------------------------------------------------------------------------------------------------
      7,120,000   Blair County IDA (The Village at Penn State
                  Retirement Community)                                       7.000    01/01/2034        7,469,877
------------------------------------------------------------------------------------------------------------------
         50,000   Blair County IDA (The Village at Penn State
                  Retirement Community) 2,3,4                                10.000    01/01/2012            3,455
------------------------------------------------------------------------------------------------------------------
      4,500,000   Bradford County IDA (International Paper Company)           5.200    12/01/2019        4,545,045
------------------------------------------------------------------------------------------------------------------
        500,000   Brighton Township Municipal Authority                       5.100    07/15/2022          503,550
------------------------------------------------------------------------------------------------------------------
         35,000   Bucks County Community College                              5.500    06/15/2014           35,215
------------------------------------------------------------------------------------------------------------------
        500,000   Bucks County Community College Authority                    5.350    06/15/2011          502,795
------------------------------------------------------------------------------------------------------------------
      3,000,000   Bucks County IDA (Ann's Choice)                             6.125    01/01/2025        3,190,890
------------------------------------------------------------------------------------------------------------------
      3,000,000   Bucks County IDA (Ann's Choice)                             6.250    01/01/2035        3,183,810
------------------------------------------------------------------------------------------------------------------
        775,000   Bucks County IDA (Chandler Health Care Facility)            5.700    05/01/2009          772,985
------------------------------------------------------------------------------------------------------------------
      1,000,000   Bucks County IDA (Chandler Health Care Facility)            6.200    05/01/2019          998,690
------------------------------------------------------------------------------------------------------------------
         15,000   Bucks County IDA (Pennswood Village)                        5.800    10/01/2020           15,852
------------------------------------------------------------------------------------------------------------------
      1,000,000   Bucks County IDA (Pennswood Village) 1                      6.000    10/01/2027        1,075,500
------------------------------------------------------------------------------------------------------------------
        240,000   Bucks County IDA (Pennsylvania Suburban
                  Water Company) 1                                            5.550    09/01/2032          253,951
------------------------------------------------------------------------------------------------------------------
      8,000,000   Bucks County IDA (Pennsylvania Suburban Water
                  Company) 5                                                  5.550    09/01/2032        8,465,040
------------------------------------------------------------------------------------------------------------------
         15,000   Bucks County IDA (USX Corp.)                                5.600    03/01/2033           15,506
------------------------------------------------------------------------------------------------------------------
         10,000   Butler County Hospital Authority
                  (Butler Memorial Hospital)                                  5.250    07/01/2012           10,010
------------------------------------------------------------------------------------------------------------------
         45,000   Butler County Hospital Authority
                  (Butler Memorial Hospital)                                  5.250    07/01/2016           45,048
------------------------------------------------------------------------------------------------------------------
         95,000   Butler County Hospital Authority
                  (Butler Memorial Hospital)                                  5.250    07/01/2016           95,101
------------------------------------------------------------------------------------------------------------------
        480,000   Butler County IDA (Greenview Gardens Apartments)            6.000    07/01/2023          509,746
------------------------------------------------------------------------------------------------------------------
        880,000   Butler County IDA (Greenview Gardens Apartments)            6.250    07/01/2033          940,746
------------------------------------------------------------------------------------------------------------------
         65,000   Cambria County GO                                           5.000    08/15/2023           66,459
------------------------------------------------------------------------------------------------------------------
        200,000   Cambridge Area Joint Authority                              5.250    12/01/2021          201,690
------------------------------------------------------------------------------------------------------------------
          5,000   Carbondale Hsg. Corp.                                       8.125    05/01/2019            5,213
------------------------------------------------------------------------------------------------------------------
        900,000   Chartiers Valley Industrial & Commercial Devel.
                  Authority (Asbury Health Center)                            5.750    12/01/2022          932,751
------------------------------------------------------------------------------------------------------------------
      7,870,000   Chester County H&EFA (Chester County Hospital)              5.875    07/01/2016        7,960,820
------------------------------------------------------------------------------------------------------------------
        700,000   Chester County H&EFA (Chester County Hospital)              6.750    07/01/2031          765,667
------------------------------------------------------------------------------------------------------------------
      2,250,000   Chester County H&EFA (Devereaux Foundation) 1               5.000    11/01/2031        2,324,385
------------------------------------------------------------------------------------------------------------------
         95,000   Chester County H&EFA (Devereaux Foundation)                 6.000    11/01/2019          101,349
------------------------------------------------------------------------------------------------------------------
         25,000   Chester County H&EFA (Immaculata College)                   5.300    10/15/2011           24,999
------------------------------------------------------------------------------------------------------------------
         30,000   Chester County H&EFA (Immaculata College)                   5.400    10/15/2012           30,002


                  20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$        50,000   Chester County H&EFA (Immaculata College)                   5.600%   10/15/2018   $       50,890
------------------------------------------------------------------------------------------------------------------
         25,000   Chester County H&EFA (Immaculata College)                   5.625    10/15/2027           25,331
------------------------------------------------------------------------------------------------------------------
        330,000   Chester County H&EFA (Jefferson Health System)              5.375    05/15/2027          337,732
------------------------------------------------------------------------------------------------------------------
      7,500,000   Chester County H&EFA (Jenners Pond)                         7.625    07/01/2034        8,943,150
------------------------------------------------------------------------------------------------------------------
      2,040,000   Chester County IDA (Collegium Charter School) 1             5.500    04/15/2031        2,186,166
------------------------------------------------------------------------------------------------------------------
      1,575,000   Chester County IDA (Renaissance Academy-Edison
                  Charter School)                                             5.250    10/01/2010        1,585,049
------------------------------------------------------------------------------------------------------------------
      1,870,000   Chester County IDA (Renaissance Academy-Edison
                  Charter School)                                             5.625    10/01/2015        1,885,521
------------------------------------------------------------------------------------------------------------------
      6,915,000   Chester County IDA Water Facilities Authority (Aqua PA)     5.000    02/01/2040        7,190,978
------------------------------------------------------------------------------------------------------------------
     16,915,000   Chester County IDA Water Facilities Authority (Aqua PA)     5.000    02/01/2041       17,590,078
------------------------------------------------------------------------------------------------------------------
      1,000,000   Clarion County Hospital Authority (Clarion Hospital)        5.750    07/01/2012        1,022,190
------------------------------------------------------------------------------------------------------------------
        800,000   Crawford County Hospital Authority (Wesbury
                  United Methodist Community)                                 6.125    08/15/2019          823,832
------------------------------------------------------------------------------------------------------------------
      1,000,000   Cumberland County Municipal Authority
                  (Diakon Lutheran Ministries)                                5.000    01/01/2027        1,029,920
------------------------------------------------------------------------------------------------------------------
      4,500,000   Cumberland County Municipal Authority
                  (Diakon Lutheran Ministries)                                5.000    01/01/2036        4,604,040
------------------------------------------------------------------------------------------------------------------
      2,100,000   Cumberland County Municipal Authority
                  (Presbyterian Homes)                                        5.000    12/01/2020        2,199,897
------------------------------------------------------------------------------------------------------------------
      1,050,000   Cumberland County Municipal Authority
                  (Presbyterian Homes)                                        5.000    12/01/2021        1,099,161
------------------------------------------------------------------------------------------------------------------
      1,685,000   Cumberland County Municipal Authority
                  (Wesley Affiliated Services)                                7.250    01/01/2035        1,966,311
------------------------------------------------------------------------------------------------------------------
         15,000   Dauphin County General Authority (Pinnacle Health)          5.500    05/15/2027           15,207
------------------------------------------------------------------------------------------------------------------
      4,650,000   DE County IDA (Naamans Creek)                               7.000    12/01/2036        4,663,997
------------------------------------------------------------------------------------------------------------------
        120,000   Delaware County Authority
                  (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)                5.375    11/15/2023          126,238
------------------------------------------------------------------------------------------------------------------
      2,530,000   Delaware County Authority (Neumann College) 1               6.000    10/01/2031        2,668,897
------------------------------------------------------------------------------------------------------------------
        175,000   Delaware County Authority (Riddle Memorial Hospital)        5.250    01/01/2016          178,759
------------------------------------------------------------------------------------------------------------------
         15,000   Delaware County Hospital Authority
                  (CCMC/CKHS/DCMH Obligated Group)                            5.375    12/01/2018           15,486
------------------------------------------------------------------------------------------------------------------
         25,000   Delaware County Hospital Authority
                  (CCMC/CKHS/DCMH Obligated Group)                            6.250    12/15/2022           27,199
------------------------------------------------------------------------------------------------------------------
         25,000   Delaware County Hospital Authority
                  (CCMC/CKHS/DCMH Obligated Group)                            6.250    12/15/2031           27,118
------------------------------------------------------------------------------------------------------------------
         10,000   Delaware County Hospital Authority
                  (Riddle Memorial Hospital)                                  5.000    01/01/2028           10,161
------------------------------------------------------------------------------------------------------------------
      7,010,000   Delaware County IDA (American Ref-Fuel Company)             6.100    07/01/2013        7,264,954
------------------------------------------------------------------------------------------------------------------
         25,000   Delaware County IDA (American Ref-Fuel Company)             6.200    07/01/2019           25,640
------------------------------------------------------------------------------------------------------------------
      5,500,000   Delaware County IDA (Pennsylvania Suburban Water Co.)       5.150    09/01/2032        5,742,935
------------------------------------------------------------------------------------------------------------------
         30,000   Delaware County IDA (Philadelphia Suburban Water) 1         5.350    10/01/2031           31,572


                  21 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$     5,670,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)    5.000%   02/01/2035   $    5,897,367
------------------------------------------------------------------------------------------------------------------
      5,000,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)    5.000    11/01/2036        5,215,600
------------------------------------------------------------------------------------------------------------------
         55,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)    5.000    11/01/2037           57,372
------------------------------------------------------------------------------------------------------------------
     11,000,000   Delaware County IDA Water Facilities (Aqua Pennsylania) 5   5.000    11/01/2037       11,474,320
------------------------------------------------------------------------------------------------------------------
     18,000,000   Delaware County IDA Water Facilities (Aqua Pennsylania) 5   5.000    11/01/2038       18,749,610
------------------------------------------------------------------------------------------------------------------
        900,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)    5.000    11/01/2038          937,476
------------------------------------------------------------------------------------------------------------------
         25,000   Delaware River Port Authority PA/NJ                         5.000    01/01/2026           25,392
------------------------------------------------------------------------------------------------------------------
         70,000   Delaware River Port Authority PA/NJ                         5.400    01/01/2014           70,788
------------------------------------------------------------------------------------------------------------------
        180,000   Delaware River Port Authority PA/NJ                         5.400    01/01/2015          182,027
------------------------------------------------------------------------------------------------------------------
      2,000,000   Delaware River Port Authority PA/NJ 1                       5.400    01/01/2016        2,022,520
------------------------------------------------------------------------------------------------------------------
      9,705,000   Delaware River Port Authority PA/NJ                         5.500    01/01/2026        9,815,734
------------------------------------------------------------------------------------------------------------------
        405,000   Delaware River Port Authority PA/NJ                         5.500    01/01/2026          409,536
------------------------------------------------------------------------------------------------------------------
         10,000   Doylestown Hospital Authority (Doylestown Hospital)         5.000    07/01/2014           10,009
------------------------------------------------------------------------------------------------------------------
        150,000   Doylestown Hospital Authority (Doylestown Hospital)         5.000    07/01/2023          150,095
------------------------------------------------------------------------------------------------------------------
         15,000   East Hempfield Township IDA (Homestead Village)             6.375    11/01/2023           15,003
------------------------------------------------------------------------------------------------------------------
        140,000   Erie County IDA (International Paper Company)               5.000    11/01/2018          142,010
------------------------------------------------------------------------------------------------------------------
      2,990,000   Erie-Western PA Port Authority                              5.125    06/15/2016        3,070,431
------------------------------------------------------------------------------------------------------------------
         80,000   Falls Township Hospital Authority (Delaware Valley
                  Medical Center)                                             7.000    08/01/2022           80,500
------------------------------------------------------------------------------------------------------------------
         40,000   Ferndale Area School District GO                            6.750    07/15/2009           40,090
------------------------------------------------------------------------------------------------------------------
        365,000   Forest Hills GO                                             5.050    05/01/2019          368,723
------------------------------------------------------------------------------------------------------------------
         35,000   Franklin County IDA (The Chambersburg Hospital)             5.000    07/01/2022           35,414
------------------------------------------------------------------------------------------------------------------
         50,000   Geisinger Authority Health System
                  (Penn State Geisinger Health System Foundation)             5.000    08/15/2028           50,875
------------------------------------------------------------------------------------------------------------------
         10,000   Gettysburg Municipal Authority (Gettysburg College)         5.000    08/15/2023           10,224
------------------------------------------------------------------------------------------------------------------
        115,000   Hampton Township School District                            5.000    09/01/2027          115,553
------------------------------------------------------------------------------------------------------------------
      1,500,000   Harrisburg University Authority
                  (Harrisburg University of Science)                          5.400    09/01/2016        1,510,530
------------------------------------------------------------------------------------------------------------------
         25,000   Hazelton Area School District                               5.000    03/01/2011           25,259
------------------------------------------------------------------------------------------------------------------
      1,000,000   Horsham Industrial & Commercial Devel. Authority
                  (GF/Pennsylvania Property)                                  8.375    09/01/2024        1,000,710
------------------------------------------------------------------------------------------------------------------
         65,000   Indiana County IDA Pollution Control (PSEG Power LLC) 1     5.850    06/01/2027           68,709
------------------------------------------------------------------------------------------------------------------
        385,000   Jeannette Health Services Authority
                  (Jeannette District Memorial Hospital)                      6.000    11/01/2018          385,716
------------------------------------------------------------------------------------------------------------------
         10,000   Lancaster County Hospital Authority
                  (Lancaster General Hospital)                                5.500    03/15/2026           10,984
------------------------------------------------------------------------------------------------------------------
         25,000   Lancaster County Hospital Authority
                  (Landis Homes Retirement Community)                         5.700    09/01/2018           25,012
------------------------------------------------------------------------------------------------------------------
         20,000   Lancaster County Hospital Authority
                  (Landis Homes Retirement Community)                         5.750    09/01/2023           20,007


                  22 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$       100,000   Lancaster County Hospital Authority
                  (Masonic Homes of Pennsylvania)                             5.300%   11/15/2007   $      100,110
------------------------------------------------------------------------------------------------------------------
         25,000   Lancaster County Hospital Authority
                  (Saint Anne's Home for the Aged)                            6.500    04/01/2015           25,027
------------------------------------------------------------------------------------------------------------------
         40,000   Lancaster County IDA (Garden Spot Village)                  7.600    05/01/2022           44,885
------------------------------------------------------------------------------------------------------------------
      2,300,000   Lancaster County IDA (Garden Spot Village)                  7.625    05/01/2031        2,582,601
------------------------------------------------------------------------------------------------------------------
         25,000   Lancaster County Solid Waste Management Authority           5.000    12/15/2014           25,551
------------------------------------------------------------------------------------------------------------------
      1,000,000   Langhorne Manor Boro Higher Education Authority
                  (Lower Bucks Hospital) 1                                    7.350    07/01/2022        1,000,310
------------------------------------------------------------------------------------------------------------------
      1,000,000   Langhorne Manor Boro Higher Education Authority
                  (Philadelphia Biblical University)                          5.200    04/01/2020        1,003,420
------------------------------------------------------------------------------------------------------------------
        575,000   Langhorne Manor Boro Higher Education Authority
                  (Philadelphia Biblical University)                          5.500    04/01/2025          582,688
------------------------------------------------------------------------------------------------------------------
         35,000   Latrobe IDA (St. Vincent College)                           5.700    05/01/2031           36,883
------------------------------------------------------------------------------------------------------------------
        115,000   Lawrence County IDA (Shenango Presbyterian Center)          7.000    11/15/2016          115,101
------------------------------------------------------------------------------------------------------------------
      5,190,000   Lawrence County IDA (Shenango Presbyterian Center)          7.500    11/15/2031        5,604,318
------------------------------------------------------------------------------------------------------------------
      1,020,000   Lehigh County GPA (Bible Fellowship Church Home)            6.000    12/15/2023        1,035,198
------------------------------------------------------------------------------------------------------------------
      1,060,000   Lehigh County GPA (Bible Fellowship Church Home)            7.625    11/01/2021        1,172,530
------------------------------------------------------------------------------------------------------------------
        750,000   Lehigh County GPA (Bible Fellowship Church Home)            7.750    11/01/2033          829,740
------------------------------------------------------------------------------------------------------------------
      1,485,000   Lehigh County GPA (Kidspeace Obligated Group)               5.800    11/01/2012        1,474,130
------------------------------------------------------------------------------------------------------------------
      1,265,000   Lehigh County GPA (Kidspeace Obligated Group) 1             5.800    11/01/2012        1,325,492
------------------------------------------------------------------------------------------------------------------
      8,190,000   Lehigh County GPA (Kidspeace Obligated Group)               6.000    11/01/2018        8,155,029
------------------------------------------------------------------------------------------------------------------
      2,000,000   Lehigh County GPA (Kidspeace Obligated Group) 1             6.000    11/01/2018        2,101,520
------------------------------------------------------------------------------------------------------------------
      1,100,000   Lehigh County GPA (Kidspeace Obligated Group)               6.000    11/01/2023        1,082,774
------------------------------------------------------------------------------------------------------------------
      2,940,000   Lehigh County GPA (Kidspeace Obligated Group)               6.000    11/01/2023        3,088,735
------------------------------------------------------------------------------------------------------------------
         60,000   Lehigh County GPA (Lehigh Valley Health Network)            5.000    07/01/2028           61,159
------------------------------------------------------------------------------------------------------------------
         20,000   Lehigh County GPA (Lehigh Valley Hospital)                  5.625    07/01/2015           20,423
------------------------------------------------------------------------------------------------------------------
         10,000   Lehigh County GPA (Lehigh Valley
                  Hospital/Muhlenberg Hospital
                  Center/MCCC Obligated Group)                                5.000    07/01/2028           10,193
------------------------------------------------------------------------------------------------------------------
          5,000   Lehigh County GPA (Lehigh Valley
                  Hospital/Muhlenberg Hospital
                  Center/MCCC Obligated Group)                                5.000    07/01/2028            5,097
------------------------------------------------------------------------------------------------------------------
          5,000   Lehigh County GPA (St. Lukes Hospital Bethlehem)            5.375    08/15/2033            5,231
------------------------------------------------------------------------------------------------------------------
        190,000   Lehigh County IDA (Lifepath)                                5.850    06/01/2008          189,793
------------------------------------------------------------------------------------------------------------------
     23,340,000   Lehigh County IDA Pollution Control (Pennsylvania Power
                  & Light Electric Utilities Corp.) 5                         4.750    02/15/2027       23,800,615
------------------------------------------------------------------------------------------------------------------
        650,000   Lehigh Northampton Airport Authority
                  (Lehigh Valley International Airport)                       5.000    01/01/2021          674,928
------------------------------------------------------------------------------------------------------------------
        750,000   Lehigh Northampton Airport Authority
                  (Lehigh Valley International Airport)                       5.000    01/01/2023          775,725

                  23 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$        15,000   Lewistown Boro Municipal Water Authority                    5.250%   01/01/2028   $       15,167
------------------------------------------------------------------------------------------------------------------
     12,640,000   Luzerne County IDA Water Facilities (American Water
                  Company) 5                                                  4.950    09/01/2034       13,125,818
------------------------------------------------------------------------------------------------------------------
         50,000   Lycoming County Hospital Authority
                  (MVH/DPH Obligated Group)                                   5.250    11/15/2015           50,487
------------------------------------------------------------------------------------------------------------------
         10,000   Lycoming County Hospital Authority
                  (MVH/DPH Obligated Group)                                   5.500    11/15/2022           10,112
------------------------------------------------------------------------------------------------------------------
         30,000   Lycoming County Hospital Authority
                  (WH/NCPHS Obligated Group)                                  5.250    11/15/2015           30,292
------------------------------------------------------------------------------------------------------------------
         60,000   Lycoming County Hospital Authority
                  (WH/NCPHS Obligated Group)                                  5.375    11/15/2010           60,666
------------------------------------------------------------------------------------------------------------------
        345,000   McKean County GO                                            5.000    11/01/2022          347,832
------------------------------------------------------------------------------------------------------------------
      2,730,000   McKean County Hospital Authority (Bradford Hospital) 1      5.000    10/01/2020        2,845,807
------------------------------------------------------------------------------------------------------------------
      3,000,000   McKean County Hospital Authority (Bradford Hospital) 1      5.250    10/01/2030        3,163,110
------------------------------------------------------------------------------------------------------------------
        100,000   Mifflin County Hospital Authority (Lewiston Hospital)       6.200    07/01/2030          108,357
------------------------------------------------------------------------------------------------------------------
         10,000   Montgomery County HEHA
                  (Abington Memorial Hospital)                                5.000    06/01/2028           10,188
------------------------------------------------------------------------------------------------------------------
      8,740,000   Montgomery County HEHA (Arcadia University) 1               5.000    04/01/2036        9,114,771
------------------------------------------------------------------------------------------------------------------
      5,750,000   Montgomery County HEHA (Dickinson College)                  5.000    05/01/2031        6,065,388
------------------------------------------------------------------------------------------------------------------
         60,000   Montgomery County HEHA
                  (Holy Redeemer Health System)                               5.250    10/01/2023           61,014
------------------------------------------------------------------------------------------------------------------
         30,000   Montgomery County HEHA
                  (Holy Redeemer Health System)                               5.250    10/01/2027           30,515
------------------------------------------------------------------------------------------------------------------
         80,000   Montgomery County HEHA
                  (Holy Redeemer Physician & Ambulatory Services)             5.250    10/01/2023           81,352
------------------------------------------------------------------------------------------------------------------
        485,000   Montgomery County IDA
                  (ACTS Retirement Life Community)                            5.250    11/15/2028          495,588
------------------------------------------------------------------------------------------------------------------
      1,750,000   Montgomery County IDA (Meadowood Corp.)                     6.250    12/01/2017        1,801,223
------------------------------------------------------------------------------------------------------------------
         70,000   Montgomery County IDA
                  (Pennsylvania-American Water Company)                       5.050    06/01/2029           70,595
------------------------------------------------------------------------------------------------------------------
      2,500,000   Montgomery County IDA (Whitemarsh Continued Care)           6.250    02/01/2035        2,644,900
------------------------------------------------------------------------------------------------------------------
      3,840,000   Montgomery County IDA (Wordsworth Academy)                  8.000    09/01/2024        3,846,259
------------------------------------------------------------------------------------------------------------------
      2,905,000   New Morgan IDA (Browning-Ferris Industries) 1               6.500    04/01/2019        2,904,710
------------------------------------------------------------------------------------------------------------------
         40,000   New Wilmington Municipal Authority
                  (Westminster College)                                       5.300    03/01/2018           40,400
------------------------------------------------------------------------------------------------------------------
         55,000   New Wilmington Municipal Authority
                  (Westminster College)                                       5.350    03/01/2028           55,414
------------------------------------------------------------------------------------------------------------------
          5,000   North Wales Water Authority                                 5.000    11/01/2022            5,036
------------------------------------------------------------------------------------------------------------------
        135,000   Northampton County Higher Education Authority
                  (Lafayette College)                                         5.000    11/01/2027          136,376
------------------------------------------------------------------------------------------------------------------
         50,000   Northampton County IDA (Kirkland Village)                   5.625    12/15/2019           50,491
------------------------------------------------------------------------------------------------------------------
        170,000   Northampton County IDA (Moravian Hall Square)               5.350    07/01/2010          170,184


                  24 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$        40,000   Northampton County IDA (Moravian Hall Square)               5.700%   07/01/2020   $       40,049
------------------------------------------------------------------------------------------------------------------
        470,000   Northeastern PA Hospital & Education Authority
                  (Wilkes University)                                         5.625    10/01/2018          470,526
------------------------------------------------------------------------------------------------------------------
         20,000   Northeastern PA Hospital & Education Authority
                  (Wilkes University)                                         5.625    10/01/2018           20,028
------------------------------------------------------------------------------------------------------------------
        360,000   Northeastern PA Hospital & Education Authority (WVHCS)      5.250    01/01/2026          367,477
------------------------------------------------------------------------------------------------------------------
        830,000   Northumberland County IDA (Aqua Pennsylvania)               5.050    10/01/2039          862,163
------------------------------------------------------------------------------------------------------------------
        665,000   Northumberland County IDA (NHS Youth Services)              5.500    02/15/2033          708,737
------------------------------------------------------------------------------------------------------------------
      1,845,000   Northumberland County IDA (NHS Youth Services)              7.500    02/15/2029        1,925,866
------------------------------------------------------------------------------------------------------------------
      3,905,000   Northumberland County IDA (NHS Youth Services)              7.750    02/15/2029        4,124,266
------------------------------------------------------------------------------------------------------------------
     10,000,000   PA EDFA (30th Street Garage)                                5.875    06/01/2033       10,844,800
------------------------------------------------------------------------------------------------------------------
         50,000   PA EDFA (Amtrak) 1                                          6.000    11/01/2011           52,248
------------------------------------------------------------------------------------------------------------------
        250,000   PA EDFA (Amtrak) 1                                          6.125    11/01/2021          267,055
------------------------------------------------------------------------------------------------------------------
      5,005,000   PA EDFA (Amtrak)                                            6.250    11/01/2031        5,350,345
------------------------------------------------------------------------------------------------------------------
        945,000   PA EDFA (Amtrak)                                            6.375    11/01/2041        1,009,997
------------------------------------------------------------------------------------------------------------------
     10,000,000   PA EDFA (Colver) 5                                          4.625    12/01/2018       10,161,950
------------------------------------------------------------------------------------------------------------------
     14,700,000   PA EDFA (National Gypsum Company)                           6.125    11/02/2027       15,352,533
------------------------------------------------------------------------------------------------------------------
      5,000,000   PA EDFA (National Gypsum Company)                           6.250    11/01/2027        5,262,250
------------------------------------------------------------------------------------------------------------------
      4,900,000   PA EDFA (Northampton Generating)                            6.400    01/01/2009        4,900,245
------------------------------------------------------------------------------------------------------------------
      8,515,000   PA EDFA (Northampton Generating)                            6.500    01/01/2013        8,654,646
------------------------------------------------------------------------------------------------------------------
      8,500,000   PA EDFA (Northampton Generating)                            6.600    01/01/2019        8,591,460
------------------------------------------------------------------------------------------------------------------
      1,300,000   PA EDFA (Northampton Generating)                            6.875    01/01/2011        1,299,987
------------------------------------------------------------------------------------------------------------------
     12,000,000   PA EDFA (Northampton Generating)                            6.950    01/01/2021       12,000,000
------------------------------------------------------------------------------------------------------------------
      4,310,000   PA EDFA (Northwestern Human Services)                       5.250    06/01/2014        4,313,534
------------------------------------------------------------------------------------------------------------------
      3,000,000   PA EDFA (Northwestern Human Services)                       5.250    06/01/2028        2,913,600
------------------------------------------------------------------------------------------------------------------
     12,500,000   PA EDFA (Reliant Energy)                                    6.750    12/01/2036       13,797,125
------------------------------------------------------------------------------------------------------------------
      8,000,000   PA EDFA (Reliant Energy)                                    6.750    12/01/2036        8,830,160
------------------------------------------------------------------------------------------------------------------
      6,000,000   PA EDFA (Reliant Energy)                                    6.750    12/01/2036        6,622,620
------------------------------------------------------------------------------------------------------------------
     10,000,000   PA EDFA (Reliant Energy) 5                                  6.750    12/01/2036       11,037,700
------------------------------------------------------------------------------------------------------------------
      7,000,000   PA EDFA (Reliant Energy/Reliant Seward Obligated Group)     6.750    12/01/2036        7,726,390
------------------------------------------------------------------------------------------------------------------
     40,805,000   PA EDFA (USG Corp.)                                         6.000    06/01/2031       42,832,600
------------------------------------------------------------------------------------------------------------------
      4,500,000   PA EDFA (Waste Management) 1                                5.100    10/01/2027        4,670,370
------------------------------------------------------------------------------------------------------------------
         95,000   PA HEFA (Allegheny Delaware Valley Obligated Group)         5.875    11/15/2021           97,039
------------------------------------------------------------------------------------------------------------------
         60,000   PA HEFA (Allegheny General Hospital)                        7.125    09/01/2007           60,096
------------------------------------------------------------------------------------------------------------------
         55,000   PA HEFA (Allegheny General Hospital)                        7.250    09/01/2017           55,094
------------------------------------------------------------------------------------------------------------------
        230,000   PA HEFA (Bryn Mawr College)                                 5.625    12/01/2027          235,796
------------------------------------------------------------------------------------------------------------------
        100,000   PA HEFA (CA University of PA Student Assoc.)                5.000    07/01/2028          103,534
------------------------------------------------------------------------------------------------------------------
      1,500,000   PA HEFA (CA University of PA Student Assoc.)                6.750    09/01/2020        1,637,880
------------------------------------------------------------------------------------------------------------------
        110,000   PA HEFA (CA University of PA Student Assoc.)                6.750    09/01/2032          119,538


                  25 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$        50,000   PA HEFA (CA University of PA Student Assoc.)                6.800%   09/01/2025   $       54,608
------------------------------------------------------------------------------------------------------------------
      1,475,000   PA HEFA (College of Science & Agriculture)                  5.350    04/15/2028        1,485,738
------------------------------------------------------------------------------------------------------------------
      1,460,000   PA HEFA
                  (Delaware Valley College of Science & Agriculture)          5.650    04/15/2025        1,544,286
------------------------------------------------------------------------------------------------------------------
        815,000   PA HEFA
                  (Delaware Valley College of Science & Agriculture)          5.750    04/15/2029          867,282
------------------------------------------------------------------------------------------------------------------
        220,000   PA HEFA
                  (Delaware Valley College of Science & Agriculture)          5.750    04/15/2034          233,240
------------------------------------------------------------------------------------------------------------------
      3,210,000   PA HEFA
                  (Delaware Valley College of Science & Agriculture)          5.800    04/15/2030        3,410,368
------------------------------------------------------------------------------------------------------------------
      3,385,000   PA HEFA
                  (Delaware Valley College of Science & Agriculture)          5.800    04/15/2033        3,589,928
------------------------------------------------------------------------------------------------------------------
      1,830,000   PA HEFA (Elizabethtown College)                             5.000    12/15/2021        1,919,945
------------------------------------------------------------------------------------------------------------------
      3,070,000   PA HEFA (Elizabethtown College)                             5.000    12/15/2024        3,204,067
------------------------------------------------------------------------------------------------------------------
      4,000,000   PA HEFA (Elizabethtown College)                             5.000    12/15/2027        4,168,440
------------------------------------------------------------------------------------------------------------------
      1,820,000   PA HEFA (Geneva College)                                    5.375    04/01/2023        1,864,499
------------------------------------------------------------------------------------------------------------------
        860,000   PA HEFA (Geneva College)                                    5.450    04/01/2018          883,426
------------------------------------------------------------------------------------------------------------------
      1,035,000   PA HEFA (Geneva College)                                    6.125    04/01/2022        1,107,999
------------------------------------------------------------------------------------------------------------------
         40,000   PA HEFA (Higher Education System)                           5.000    06/15/2019           40,632
------------------------------------------------------------------------------------------------------------------
         50,000   PA HEFA (La Salle University)                               5.500    05/01/2034           52,569
------------------------------------------------------------------------------------------------------------------
        150,000   PA HEFA (La Salle University)                               5.625    05/01/2017          151,715
------------------------------------------------------------------------------------------------------------------
         10,000   PA HEFA (La Salle University)                               5.700    05/01/2014           10,015
------------------------------------------------------------------------------------------------------------------
        735,000   PA HEFA (Lycoming College)                                  5.250    11/01/2027          778,321
------------------------------------------------------------------------------------------------------------------
      1,490,000   PA HEFA (Marywood University)                               5.125    06/01/2029        1,568,821
------------------------------------------------------------------------------------------------------------------
          5,000   PA HEFA (MCP/HUHS/AUS Obligated Group)                      5.875    11/15/2016            5,107
------------------------------------------------------------------------------------------------------------------
         50,000   PA HEFA (MCP/HUHS/AUS Obligated Group)                      5.875    11/15/2016           51,077
------------------------------------------------------------------------------------------------------------------
      3,040,000   PA HEFA (MCP/HUHS/AUS Obligated Group)                      5.875    11/15/2021        3,105,482
------------------------------------------------------------------------------------------------------------------
        250,000   PA HEFA (Philadelphia University)                           5.000    06/01/2035          256,835
------------------------------------------------------------------------------------------------------------------
      3,000,000   PA HEFA (Philadelphia University)                           5.125    06/01/2025        3,096,900
------------------------------------------------------------------------------------------------------------------
      2,200,000   PA HEFA (Philadelphia University)                           5.250    06/01/2032        2,272,116
------------------------------------------------------------------------------------------------------------------
        250,000   PA HEFA (Philadelphia University)                           6.000    06/01/2029          264,283
------------------------------------------------------------------------------------------------------------------
         35,000   PA HEFA (Philadelphia University)                           6.100    06/01/2030           37,108
------------------------------------------------------------------------------------------------------------------
        105,000   PA HEFA (St. Francis University)                            5.750    11/01/2023          111,712
------------------------------------------------------------------------------------------------------------------
      3,925,000   PA HEFA (St. Francis University)                            6.250    11/01/2018        4,276,602
------------------------------------------------------------------------------------------------------------------
      1,215,000   PA HEFA (University of the Arts)                            5.000    09/15/2033        1,268,229
------------------------------------------------------------------------------------------------------------------
         25,000   PA HEFA (University of the Arts)                            5.750    03/15/2030           26,192
------------------------------------------------------------------------------------------------------------------
        100,000   PA HEFA (UPMC Health System)                                5.000    08/01/2029          102,769
------------------------------------------------------------------------------------------------------------------
         30,000   PA HEFA (UPMC Health System)                                6.000    01/15/2031           32,385
------------------------------------------------------------------------------------------------------------------
      1,650,000   PA HEFA (Ursinus College)                                   5.000    01/01/2036        1,719,218
------------------------------------------------------------------------------------------------------------------
        750,000   PA HEFA (Widener University)                                5.000    07/15/2026          780,128
------------------------------------------------------------------------------------------------------------------
        100,000   PA HEFA (Widener University)                                5.250    07/15/2024          105,102


                  26 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$        70,000   PA HEFA (Widener University)                                5.400%   07/15/2036   $       73,907
------------------------------------------------------------------------------------------------------------------
        105,000   PA HFA (Single Family Mtg.)                                 5.450    10/01/2032          108,405
------------------------------------------------------------------------------------------------------------------
     10,000,000   PA HFA (Single Family Mtg.), Series B 5                     5.100    10/01/2020       10,289,000
------------------------------------------------------------------------------------------------------------------
      9,180,000   PA HFA (Single Family Mtg.), Series 61A                     5.450    10/01/2021        9,244,627
------------------------------------------------------------------------------------------------------------------
      4,235,000   PA HFA (Single Family Mtg.), Series 61A 1                   5.500    04/01/2029        4,282,305
------------------------------------------------------------------------------------------------------------------
        100,000   PA HFA (Single Family Mtg.), Series 61A                     5.500    04/01/2029          101,117
------------------------------------------------------------------------------------------------------------------
         25,000   PA HFA (Single Family Mtg.), Series 62A                     5.200    10/01/2011           25,662
------------------------------------------------------------------------------------------------------------------
        195,000   PA HFA (Single Family Mtg.), Series 63A                     5.433 6  04/01/2030           55,768
------------------------------------------------------------------------------------------------------------------
         50,000   PA HFA (Single Family Mtg.), Series 64                      5.000    10/01/2017           50,751
------------------------------------------------------------------------------------------------------------------
          5,000   PA HFA (Single Family Mtg.), Series 66A                     5.650    04/01/2029            5,040
------------------------------------------------------------------------------------------------------------------
      3,755,000   PA HFA (Single Family Mtg.), Series 67A                     5.400    10/01/2024        3,795,817
------------------------------------------------------------------------------------------------------------------
      4,740,000   PA HFA (Single Family Mtg.), Series 70A 1                   5.800    04/01/2027        4,903,862
------------------------------------------------------------------------------------------------------------------
      8,000,000   PA HFA (Single Family Mtg.), Series 72A 5                   5.250    04/01/2021        8,287,400
------------------------------------------------------------------------------------------------------------------
     11,400,000   PA HFA (Single Family Mtg.), Series 73A 5                   5.350    10/01/2022       11,767,764
------------------------------------------------------------------------------------------------------------------
     10,000,000   PA HFA (Single Family Mtg.), Series 74B 5                   5.150    10/01/2022       10,269,150
------------------------------------------------------------------------------------------------------------------
      3,105,000   PA HFA (Single Family Mtg.), Series 74B 1                   5.250    04/01/2032        3,191,630
------------------------------------------------------------------------------------------------------------------
      3,000,000   PA HFA (Single Family Mtg.), Series 95A                     4.875    10/01/2031        3,033,630
------------------------------------------------------------------------------------------------------------------
     12,535,000   PA HFA (Single Family Mtg.), Series 96A                     4.700    10/01/2037       12,443,620
------------------------------------------------------------------------------------------------------------------
         55,000   PA Intergovernmental Cooperative Authority 1                5.000    06/15/2021           56,412
------------------------------------------------------------------------------------------------------------------
        145,000   PA State University, Series A                               5.000    08/15/2027          148,896
------------------------------------------------------------------------------------------------------------------
         15,000   PA Turnpike Commission                                      5.000    12/01/2023           15,494
------------------------------------------------------------------------------------------------------------------
          5,000   PA Turnpike Commission                                      5.000    12/01/2023            5,131
------------------------------------------------------------------------------------------------------------------
         20,000   Patterson Township Municipal Authority                      5.250    04/15/2007           20,019
------------------------------------------------------------------------------------------------------------------
         10,000   Patterson Township Municipal Authority                      5.500    04/15/2011           10,010
------------------------------------------------------------------------------------------------------------------
         25,000   Penn Hills GO                                               5.850    12/01/2014           25,420
------------------------------------------------------------------------------------------------------------------
        220,000   Philadelphia Airport                                        5.375    06/15/2015          228,021
------------------------------------------------------------------------------------------------------------------
      1,310,000   Philadelphia Airport, Series A 1                            5.000    06/15/2023        1,362,623
------------------------------------------------------------------------------------------------------------------
      2,000,000   Philadelphia Airport, Series A 1                            5.000    06/15/2024        2,080,340
------------------------------------------------------------------------------------------------------------------
      2,000,000   Philadelphia Airport, Series A 1                            5.000    06/15/2025        2,080,340
------------------------------------------------------------------------------------------------------------------
         25,000   Philadelphia Airport, Series B                              5.250    06/15/2011           25,601
------------------------------------------------------------------------------------------------------------------
         15,000   Philadelphia Airport, Series B                              5.250    06/15/2012           15,361
------------------------------------------------------------------------------------------------------------------
         15,000   Philadelphia Airport, Series B                              5.250    06/15/2031           15,633
------------------------------------------------------------------------------------------------------------------
        225,000   Philadelphia Airport, Series B                              5.400    06/15/2027          230,306
------------------------------------------------------------------------------------------------------------------
          5,000   Philadelphia Authority for Industrial Devel.                5.250    10/01/2030            5,269
------------------------------------------------------------------------------------------------------------------
      6,720,000   Philadelphia Authority for Industrial Devel.
                  (Aero Philadelphia)                                         5.500    01/01/2024        6,809,040
------------------------------------------------------------------------------------------------------------------
      3,870,000   Philadelphia Authority for Industrial Devel. (Air Cargo)    7.500    01/01/2025        4,240,243
------------------------------------------------------------------------------------------------------------------
         25,000   Philadelphia Authority for Industrial Devel.
                  (American College of Physicians)                            6.000    06/15/2030           26,493


                  27 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$     1,150,000   Philadelphia Authority for Industrial Devel.
                  (Baptist Home of Philadelphia)                              5.500%   11/15/2018   $    1,150,920
------------------------------------------------------------------------------------------------------------------
        776,000   Philadelphia Authority for Industrial Devel.
                  (Baptist Home of Philadelphia)                              5.600    11/15/2028          771,197
------------------------------------------------------------------------------------------------------------------
         35,000   Philadelphia Authority for Industrial Devel.
                  (Cathedral Village in Philadelphia)                         5.700    04/01/2015           35,341
------------------------------------------------------------------------------------------------------------------
         20,000   Philadelphia Authority for Industrial Devel.
                  (Cathedral Village)                                         5.600    04/01/2012           20,014
------------------------------------------------------------------------------------------------------------------
        450,000   Philadelphia Authority for Industrial Devel.
                  (Cathedral Village)                                         6.750    04/01/2023          499,302
------------------------------------------------------------------------------------------------------------------
      1,100,000   Philadelphia Authority for Industrial Devel.
                  (Cathedral Village)                                         6.875    04/01/2034        1,222,177
------------------------------------------------------------------------------------------------------------------
      2,585,000   Philadelphia Authority for Industrial Devel.
                  (City of Philadelphia) 1                                    5.375    02/15/2027        2,639,311
------------------------------------------------------------------------------------------------------------------
      2,750,000   Philadelphia Authority for Industrial Devel.
                  (First Mtg.-CPAP)                                           6.125    04/01/2019        2,062,720
------------------------------------------------------------------------------------------------------------------
      1,790,000   Philadelphia Authority for Industrial Devel.
                  (Franklin Towne Charter High School)                        5.250    01/01/2027        1,840,800
------------------------------------------------------------------------------------------------------------------
      1,085,000   Philadelphia Authority for Industrial Devel.
                  (Franklin Towne Charter High School)                        5.375    01/01/2032        1,119,460
------------------------------------------------------------------------------------------------------------------
        780,000   Philadelphia Authority for Industrial Devel.
                  (Germantown Interfaith Hsg./Philadelphia
                  Presbytery Apartments Obligated Group)                      5.125    07/01/2016          792,488
------------------------------------------------------------------------------------------------------------------
      1,330,000   Philadelphia Authority for Industrial Devel.
                  (International Educational & Community Project)             5.875    06/01/2022        1,432,477
------------------------------------------------------------------------------------------------------------------
         35,000   Philadelphia Authority for Industrial Devel.
                  (PGH Devel. Corp.)                                          5.250    07/01/2017           35,040
------------------------------------------------------------------------------------------------------------------
         25,000   Philadelphia Authority for Industrial Devel.
                  (Philadelphia Airport)                                      5.000    07/01/2019           25,469
------------------------------------------------------------------------------------------------------------------
     19,530,000   Philadelphia Authority for Industrial Devel.
                  (Philadelphia Airport)                                      5.000    07/01/2023       19,877,439
------------------------------------------------------------------------------------------------------------------
      1,325,000   Philadelphia Authority for Industrial Devel.
                  (Philadelphia Airport) 1                                    5.125    07/01/2028        1,350,255
------------------------------------------------------------------------------------------------------------------
         55,000   Philadelphia Authority for Industrial Devel.
                  (Philadelphia Airport)                                      5.250    07/01/2028           57,491
------------------------------------------------------------------------------------------------------------------
        400,000   Philadelphia Authority for Industrial Devel.
                  (Philadelphia Airport)                                      5.300    07/01/2017          409,776
------------------------------------------------------------------------------------------------------------------
      8,000,000   Philadelphia Authority for Industrial Devel.
                  (Philadelphia Airport System) 5                             5.400    07/01/2022        8,442,640
------------------------------------------------------------------------------------------------------------------
      1,640,000   Philadelphia Authority for Industrial Devel.
                  (Richard Allen Prep Charter School)                         6.250    05/01/2033        1,654,120
------------------------------------------------------------------------------------------------------------------
      1,370,000   Philadelphia Authority for Industrial Devel.
                  (Stapeley Germantown)                                       5.000    01/01/2015        1,378,850


                  28 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$     1,580,000   Philadelphia Authority for Industrial Devel.
                  (Stapeley Germantown)                                       5.125%   01/01/2021   $    1,576,666
------------------------------------------------------------------------------------------------------------------
      1,400,000   Philadelphia Authority for Industrial Devel.
                  Senior Living (Arbor House)                                 6.100    07/01/2033        1,481,312
------------------------------------------------------------------------------------------------------------------
      1,240,000   Philadelphia Authority for Industrial Devel.
                  Senior Living (Miriam and Robert M. Rieder House)           6.100    07/01/2033        1,312,019
------------------------------------------------------------------------------------------------------------------
      3,000,000   Philadelphia Authority for Industrial Devel.
                  Senior Living (Presbyterian Homes Germantown)               5.625    07/01/2035        3,117,570
------------------------------------------------------------------------------------------------------------------
      1,160,000   Philadelphia Authority for Industrial Devel.
                  Senior Living (Robert Saligman House)                       6.100    07/01/2033        1,227,373
------------------------------------------------------------------------------------------------------------------
     13,700,000   Philadelphia Authority for Industrial Devel., Series B 5    5.125    10/01/2026       14,346,435
------------------------------------------------------------------------------------------------------------------
      7,125,000   Philadelphia Gas Works 5                                    5.125    08/01/2031        7,510,370
------------------------------------------------------------------------------------------------------------------
      8,000,000   Philadelphia Gas Works 5                                    5.250    08/01/2021        8,473,960
------------------------------------------------------------------------------------------------------------------
        170,000   Philadelphia Gas Works                                      5.250    08/01/2024          170,173
------------------------------------------------------------------------------------------------------------------
      8,025,000   Philadelphia GO                                             5.000    05/15/2020        8,144,091
------------------------------------------------------------------------------------------------------------------
        215,000   Philadelphia GO                                             5.000    05/15/2025          217,217
------------------------------------------------------------------------------------------------------------------
        325,000   Philadelphia GO                                             5.000    03/15/2028          332,888
------------------------------------------------------------------------------------------------------------------
      1,210,000   Philadelphia H&HEFA
                  (Centralized Comprehensive Human Services)                  7.250    01/01/2021        1,287,525
------------------------------------------------------------------------------------------------------------------
      1,475,000   Philadelphia H&HEFA (Jeanes Health System)                  6.600    07/01/2010        1,551,228
------------------------------------------------------------------------------------------------------------------
         80,000   Philadelphia H&HEFA (Jefferson Health System)               5.000    05/15/2018           82,202
------------------------------------------------------------------------------------------------------------------
      1,675,000   Philadelphia H&HEFA (North Philadelphia Health System)      5.300    01/01/2018        1,724,982
------------------------------------------------------------------------------------------------------------------
      2,380,000   Philadelphia H&HEFA (Philadelphia Protestant Home)          6.500    07/01/2027        2,388,830
------------------------------------------------------------------------------------------------------------------
         10,000   Philadelphia H&HEFA
                  (Temple University Children's Medical Center)               5.625    06/15/2019           10,315
------------------------------------------------------------------------------------------------------------------
         15,000   Philadelphia H&HEFA
                  (Temple University Children's Medical Center)               5.750    06/15/2029           15,623
------------------------------------------------------------------------------------------------------------------
         10,000   Philadelphia H&HEFA (Temple University Hospital)            5.500    11/15/2027           10,206
------------------------------------------------------------------------------------------------------------------
        205,000   Philadelphia H&HEFA (Temple University Hospital)            5.500    11/15/2027          207,679
------------------------------------------------------------------------------------------------------------------
         35,000   Philadelphia H&HEFA (Temple University Hospital)            5.875    11/15/2023           35,682
------------------------------------------------------------------------------------------------------------------
         15,000   Philadelphia H&HEFA (Temple University Hospital)            6.500    11/15/2008           15,412
------------------------------------------------------------------------------------------------------------------
     17,035,000   Philadelphia H&HEFA (Temple University Hospital)            6.625    11/15/2023       17,078,099
------------------------------------------------------------------------------------------------------------------
          5,000   Philadelphia New Public Housing Authority                   5.000    04/01/2012            5,184
------------------------------------------------------------------------------------------------------------------
         50,000   Philadelphia Parking Authority                              5.000    02/01/2027           51,206
------------------------------------------------------------------------------------------------------------------
         20,000   Philadelphia Parking Authority, Series A                    5.250    02/15/2029           20,641
------------------------------------------------------------------------------------------------------------------
        185,000   Philadelphia Redevel. Authority (Multifamily Hsg.)          5.450    02/01/2023          187,573
------------------------------------------------------------------------------------------------------------------
      9,000,000   Philadelphia Redevel. Authority (Neighborhood
                  Transformation) 5                                           5.000    04/15/2028        9,466,110
------------------------------------------------------------------------------------------------------------------
      2,580,000   Philadelphia Redevel. Authority (Pavilion Apartments)       6.000    10/01/2023        2,711,864
------------------------------------------------------------------------------------------------------------------
      4,100,000   Philadelphia Redevel. Authority (Pavilion Apartments)       6.250    10/01/2032        4,336,037
------------------------------------------------------------------------------------------------------------------
      8,000,000   Philadelphia School District 5                              5.625    08/01/2022        8,733,040


                  29 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$        45,000   Philadelphia Water & Wastewater, Series A                   5.000%   08/01/2022   $       45,996
------------------------------------------------------------------------------------------------------------------
      7,000,000   Philadelphia Water & Wastewater, Series A                   5.000    11/01/2031        7,268,520
------------------------------------------------------------------------------------------------------------------
     28,000,000   Philadelphia Water & Wastewater, Series A 5                 5.000    11/01/2031       29,073,940
------------------------------------------------------------------------------------------------------------------
        155,000   Philadelphia Water & Wastewater, Series A                   5.125    08/01/2027          158,839
------------------------------------------------------------------------------------------------------------------
         35,000   Philadelphia Water & Wastewater, Series A                   5.125    08/01/2027           35,867
------------------------------------------------------------------------------------------------------------------
         10,000   Pittsburgh & Allegheny County Public
                  Auditorium Authority                                        5.000    02/01/2024           10,291
------------------------------------------------------------------------------------------------------------------
         50,000   Pittsburgh & Allegheny County Public
                  Auditorium Authority 1                                      5.000    02/01/2029           51,355
------------------------------------------------------------------------------------------------------------------
         40,000   Pittsburgh & Allegheny County Public
                  Auditorium Authority 1                                      5.250    02/01/2031           41,531
------------------------------------------------------------------------------------------------------------------
         20,000   Pittsburgh Urban Redevel. Authority
                  (Home Improvement Loans), Series A                          5.650    08/01/2015           20,008
------------------------------------------------------------------------------------------------------------------
      1,290,000   Pittsburgh Urban Redevel. Authority (West Park Court)       4.900    11/20/2047        1,272,856
------------------------------------------------------------------------------------------------------------------
         20,000   Pittsburgh Urban Redevel. Authority Mtg., Series A          7.250    02/01/2024           20,026
------------------------------------------------------------------------------------------------------------------
         60,000   Pittsburgh Urban Redevel. Authority Mtg., Series C          5.600    04/01/2020           61,063
------------------------------------------------------------------------------------------------------------------
         25,000   Pittsburgh Urban Redevel. Authority Mtg., Series C          5.700    04/01/2030           25,425
------------------------------------------------------------------------------------------------------------------
        605,000   Pittsburgh Urban Redevel. Authority Mtg., Series C          5.950    10/01/2029          620,899
------------------------------------------------------------------------------------------------------------------
         10,000   Pittsburgh Urban Redevel. Authority Mtg., Series C          7.125    08/01/2013           10,012
------------------------------------------------------------------------------------------------------------------
         10,000   Pittsburgh Water & Sewer Authority, Series A                5.050    09/01/2025           10,098
------------------------------------------------------------------------------------------------------------------
        120,000   Potter County Hospital Authority
                  (Charles Cole Memorial Hospital)                            6.050    08/01/2024          121,982
------------------------------------------------------------------------------------------------------------------
      1,000,000   Pottsville Hospital Authority
                  (Pottsville Hospital & Warne Clinic)                        5.500    07/01/2018        1,002,380
------------------------------------------------------------------------------------------------------------------
      4,170,000   Pottsville Hospital Authority
                  (Pottsville Hospital & Warne Clinic)                        5.625    07/01/2024        4,180,717
------------------------------------------------------------------------------------------------------------------
         25,000   Pottsville Hospital Authority
                  (Pottsville Hospital & Warne Clinic)                        5.625    07/01/2024           25,372
------------------------------------------------------------------------------------------------------------------
      1,000,000   Saxonburg Area Authority (Sewer & Water) 1                  5.000    03/01/2030        1,054,840
------------------------------------------------------------------------------------------------------------------
      2,000,000   Sayre Health Care Facilities (Guthrie Healthcare System)    7.125    12/01/2031        2,369,620
------------------------------------------------------------------------------------------------------------------
         10,000   Schuylkill County IDA
                  (DOCNHS/BSVHS/WMHS Obligated Group)                         5.000    11/01/2028           10,216
------------------------------------------------------------------------------------------------------------------
        145,000   Scranton School District                                    5.000    04/01/2022          148,576
------------------------------------------------------------------------------------------------------------------
        220,000   Scranton School District                                    5.000    04/01/2025          224,836
------------------------------------------------------------------------------------------------------------------
        440,000   Scranton School District                                    5.000    04/01/2031          449,337
------------------------------------------------------------------------------------------------------------------
          5,000   Sharon Regional Health System Authority
                  (SRPS/SRHS Obligated Group)                                 5.000    12/01/2028            5,126
------------------------------------------------------------------------------------------------------------------
         30,000   Somerset County Hospital Authority
                  (Somerset Community Hospital)                               5.375    03/01/2017           30,624
------------------------------------------------------------------------------------------------------------------
        450,000   South Fork Municipal Authority
                  (Conemaugh Valley Memorial Hospital)                        5.000    07/01/2028          458,694


                  30 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$       305,000   South Fork Municipal Authority
                  (Good Samaritan Medial Center of Johnstown)                 5.250%   07/01/2026   $      309,770
------------------------------------------------------------------------------------------------------------------
         25,000   South Fork Municipal Authority
                  (Good Samaritan Medial Center of Johnstown)                 5.375    07/01/2016           25,496
------------------------------------------------------------------------------------------------------------------
        470,000   Southcentral General Authority (Hanover Hospital)           5.000    12/01/2030          489,905
------------------------------------------------------------------------------------------------------------------
      1,400,000   Southcentral General Authority (Hanover Hospital) 5         5.000    12/01/2023        1,455,132
------------------------------------------------------------------------------------------------------------------
      2,245,000   Southcentral General Authority (Hanover Hospital) 5         5.000    12/01/2025        2,328,982
------------------------------------------------------------------------------------------------------------------
      3,265,000   Southcentral General Authority (Hanover Hospital) 5         5.000    12/01/2026        3,384,474
------------------------------------------------------------------------------------------------------------------
      2,000,000   Southcentral General Authority (Hanover Hospital) 5         5.000    12/01/2027        2,080,240
------------------------------------------------------------------------------------------------------------------
      2,510,000   Southcentral General Authority (Hanover Hospital) 5         5.000    12/01/2028        2,612,980
------------------------------------------------------------------------------------------------------------------
      1,000,000   Southcentral General Authority (Hanover Hospital) 5         5.000    12/01/2030        1,042,345
------------------------------------------------------------------------------------------------------------------
      5,310,000   Southeastern PA Transportation Authority                    5.375    03/01/2022        5,421,988
------------------------------------------------------------------------------------------------------------------
      3,250,000   St. Mary Hospital Authority (Catholic Health East)          5.375    11/15/2034        3,460,145
------------------------------------------------------------------------------------------------------------------
         95,000   St. Mary Hospital Authority (Catholic Health Initiatives)   5.000    12/01/2028           97,118
------------------------------------------------------------------------------------------------------------------
         50,000   St. Mary Hospital Authority (Franciscan Health)             7.000    06/15/2015           50,409
------------------------------------------------------------------------------------------------------------------
          5,000   State Public School Building Authority
                  (Chester Upland School District)                            5.150    11/15/2026            5,221
------------------------------------------------------------------------------------------------------------------
      2,060,000   State Public School Building Authority
                  (Haverford Township School District)                        5.000    03/15/2029        2,174,927
------------------------------------------------------------------------------------------------------------------
         35,000   State Public School Building Authority
                  (Lehigh Carbon Community College)                           5.000    11/01/2017           35,311
------------------------------------------------------------------------------------------------------------------
      1,000,000   Susquehanna Area Regional Airport Authority
                  (Aero Harrisburg)                                           5.500    01/01/2024          980,440
------------------------------------------------------------------------------------------------------------------
         90,000   Susquehanna Regional Airport Authority                      5.375    01/01/2018           92,444
------------------------------------------------------------------------------------------------------------------
         15,000   Union County Hospital Authority
                  (United Methodist Continuing Care Services)                 6.250    04/01/2012           15,012
------------------------------------------------------------------------------------------------------------------
         45,000   University of Pittsburgh                                    5.000    06/01/2021           46,059
------------------------------------------------------------------------------------------------------------------
         10,000   University of Pittsburgh                                    5.125    06/01/2022           10,234
------------------------------------------------------------------------------------------------------------------
         30,000   University of Pittsburgh                                    5.125    06/01/2027           30,693
------------------------------------------------------------------------------------------------------------------
          5,000   Venango IDA (Boise Cascade Corp.)                           5.900    09/01/2007            5,004
------------------------------------------------------------------------------------------------------------------
      5,450,000   Washington County Authority
                  (Capital Projects & Equipment Program)                      6.150    12/01/2029        5,877,989
------------------------------------------------------------------------------------------------------------------
         35,000   Washington County Hospital Authority
                  (Washington Hospital)                                       5.125    07/01/2028           35,779
------------------------------------------------------------------------------------------------------------------
      5,250,000   Washington County Redevel. Authority (Victory Centre)       5.450    07/01/2035        5,356,418
------------------------------------------------------------------------------------------------------------------
        750,000   Washington Township Municipal Authority                     5.875    12/15/2023          784,778
------------------------------------------------------------------------------------------------------------------
      2,500,000   Washington Township Municipal Authority                     6.000    12/15/2033        2,611,750
------------------------------------------------------------------------------------------------------------------
        300,000   West Shore Area Hospital Authority (Holy Spirit Hospital)   6.250    01/01/2032          319,986
------------------------------------------------------------------------------------------------------------------
      1,550,000   Westmoreland County IDA
                  (Redstone Retirement Community)                             5.750    01/01/2026        1,631,592
------------------------------------------------------------------------------------------------------------------
      1,085,000   Westmoreland County IDA
                  (Redstone Retirement Community)                             5.875    01/01/2032        1,146,975


                  31 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                              VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$        20,000   York County Hospital Authority (York Hospital)              5.500%   07/01/2008   $       20,025
------------------------------------------------------------------------------------------------------------------
         10,000   York County IDA (PSEG Power)                                5.500    09/01/2020           10,561
------------------------------------------------------------------------------------------------------------------
         20,000   York Hsg. Corp. Mtg., Series A                              6.875    11/01/2009           20,019
                                                                                                    --------------
                                                                                                       978,784,165
------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--37.0%
      1,485,000   Guam EDA (TASC)                                             5.400    05/15/2031        1,530,946
------------------------------------------------------------------------------------------------------------------
      3,900,000   Guam EDA (TASC)                                             5.500    05/15/2041        4,038,606
------------------------------------------------------------------------------------------------------------------
      3,000,000   Guam Education Financing Foundation COP 1                   5.000    10/01/2023        3,160,860
------------------------------------------------------------------------------------------------------------------
        115,000   Guam GO, Series A                                           5.375    11/15/2013          115,101
------------------------------------------------------------------------------------------------------------------
      3,650,000   Guam GO, Series A                                           5.400    11/15/2018        3,652,446
------------------------------------------------------------------------------------------------------------------
      2,000,000   Guam Government Waterworks
                  Authority & Wastewater System 1                             5.875    07/01/2035        2,140,900
------------------------------------------------------------------------------------------------------------------
        500,000   Guam Government Waterworks
                  Authority & Wastewater System                               6.000    07/01/2025          546,005
------------------------------------------------------------------------------------------------------------------
        700,000   Guam Hsg. Corp. (Single Family Mtg.)                        5.750    09/01/2031          754,978
------------------------------------------------------------------------------------------------------------------
        175,000   Guam Power Authority, Series A                              5.250    10/01/2013          175,077
------------------------------------------------------------------------------------------------------------------
        710,000   Guam Power Authority, Series A                              5.250    10/01/2023          714,430
------------------------------------------------------------------------------------------------------------------
      2,725,000   Northern Mariana Islands Ports Authority, Series A          5.500    03/15/2031        2,749,035
------------------------------------------------------------------------------------------------------------------
         60,000   Northern Mariana Islands Ports Authority, Series A          6.000    06/01/2014           63,279
------------------------------------------------------------------------------------------------------------------
      2,000,000   Northern Mariana Islands Ports Authority, Series A          6.250    03/15/2028        2,097,720
------------------------------------------------------------------------------------------------------------------
      1,380,000   Northern Mariana Islands Ports Authority, Series A          6.600    03/15/2028        1,541,308
------------------------------------------------------------------------------------------------------------------
     10,100,000   Northern Mariana Islands Ports Authority, Series A          6.750    10/01/2033       11,269,378
------------------------------------------------------------------------------------------------------------------
         50,000   Puerto Rico Aqueduct & Sewer Authority                      5.000    07/01/2019           50,853
------------------------------------------------------------------------------------------------------------------
     29,695,000   Puerto Rico Children's Trust Fund (TASC)                    5.375    05/15/2033       31,038,699
------------------------------------------------------------------------------------------------------------------
     88,630,000   Puerto Rico Children's Trust Fund (TASC)                    5.500    05/15/2039       92,690,140
------------------------------------------------------------------------------------------------------------------
     75,625,000   Puerto Rico Children's Trust Fund (TASC)                    5.625    05/15/2043       79,420,619
------------------------------------------------------------------------------------------------------------------
    355,000,000   Puerto Rico Children's Trust Fund (TASC)                    6.364 6  05/15/2050       24,384,950
------------------------------------------------------------------------------------------------------------------
     97,000,000   Puerto Rico Children's Trust Fund (TASC)                    7.013 6  05/15/2055        3,502,670
------------------------------------------------------------------------------------------------------------------
      1,000,000   Puerto Rico Commonwealth GO                                 5.250    07/01/2030        1,073,290
------------------------------------------------------------------------------------------------------------------
      2,000,000   Puerto Rico Commonwealth GO                                 5.250    07/01/2032        2,143,380
------------------------------------------------------------------------------------------------------------------
        290,000   Puerto Rico Electric Power Authority, Series AA             5.375    07/01/2027          296,026
------------------------------------------------------------------------------------------------------------------
         20,000   Puerto Rico Electric Power Authority, Series DD             5.000    07/01/2028           20,411
------------------------------------------------------------------------------------------------------------------
        900,000   Puerto Rico HFC, Series B                                   5.300    12/01/2028          930,618
------------------------------------------------------------------------------------------------------------------
      1,450,000   Puerto Rico Highway & Transportation Authority              5.500    07/01/2036        1,593,536
------------------------------------------------------------------------------------------------------------------
        565,000   Puerto Rico Highway & Transportation Authority, Series A    5.000    07/01/2038          574,628
------------------------------------------------------------------------------------------------------------------
        445,000   Puerto Rico Highway & Transportation Authority, Series AA   5.000    07/01/2035          459,391
------------------------------------------------------------------------------------------------------------------
      3,145,000   Puerto Rico Highway & Transportation Authority, Series G 1  5.000    07/01/2033        3,244,948
------------------------------------------------------------------------------------------------------------------
      4,740,000   Puerto Rico Highway & Transportation Authority, Series G    5.000    07/01/2042        4,885,281
------------------------------------------------------------------------------------------------------------------
        945,000   Puerto Rico Highway & Transportation Authority, Series H    5.000    07/01/2028          976,100


                  32 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

      PRINCIPAL                                                                                             VALUE
         AMOUNT                                                              COUPON      MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$    12,000,000   Puerto Rico Highway & Transportation Authority, Series J    5.125%   07/01/2039   $   12,518,040
------------------------------------------------------------------------------------------------------------------
      7,725,000   Puerto Rico Highway & Transportation Authority, Series J    5.125    07/01/2043        8,057,484
------------------------------------------------------------------------------------------------------------------
      8,855,000   Puerto Rico Highway & Transportation Authority, Series K    5.000    07/01/2030        9,221,863
------------------------------------------------------------------------------------------------------------------
      2,925,000   Puerto Rico Highway & Transportation Authority, Series K    5.000    07/01/2035        3,044,106
------------------------------------------------------------------------------------------------------------------
      5,000,000   Puerto Rico Highway & Transportation Authority, Series K    5.000    07/01/2040        5,192,900
------------------------------------------------------------------------------------------------------------------
      8,000,000   Puerto Rico Highway & Transportation Authority, Series K    5.000    07/01/2045        8,302,960
------------------------------------------------------------------------------------------------------------------
      2,105,000   Puerto Rico IMEPCF (American Airlines) 1                    6.450    12/01/2025        2,148,742
------------------------------------------------------------------------------------------------------------------
      3,000,000   Puerto Rico Infrastructure                                  5.000    07/01/2037        3,131,550
------------------------------------------------------------------------------------------------------------------
     20,900,000   Puerto Rico Infrastructure                                  5.000    07/01/2041       21,706,322
------------------------------------------------------------------------------------------------------------------
     14,150,000   Puerto Rico Infrastructure                                  5.000    07/01/2046       14,737,367
------------------------------------------------------------------------------------------------------------------
        235,000   Puerto Rico ITEMECF (Ana G. Mendez University)              5.375    02/01/2019          241,604
------------------------------------------------------------------------------------------------------------------
        500,000   Puerto Rico ITEMECF (Ana G. Mendez University)              5.375    02/01/2029          512,225
------------------------------------------------------------------------------------------------------------------
      2,750,000   Puerto Rico Municipal Finance Agency, Series A              5.250    08/01/2025        2,933,370
------------------------------------------------------------------------------------------------------------------
     24,915,000   Puerto Rico Port Authority (American Airlines), Series A    6.250    06/01/2026       25,231,171
------------------------------------------------------------------------------------------------------------------
      1,170,000   Puerto Rico Port Authority (American Airlines), Series A    6.300    06/01/2023        1,170,889
------------------------------------------------------------------------------------------------------------------
        105,000   Puerto Rico Port Authority, Series D                        7.000    07/01/2014          105,572
------------------------------------------------------------------------------------------------------------------
      9,540,000   Puerto Rico Public Buildings Authority                      5.250    07/01/2033       10,119,269
------------------------------------------------------------------------------------------------------------------
        100,000   University of Puerto Rico                                   5.400    06/01/2009          100,562
------------------------------------------------------------------------------------------------------------------
      6,645,000   V.I. Government Refinery Facilities (Hovensa Coker)         6.500    07/01/2021        7,488,051
------------------------------------------------------------------------------------------------------------------
     12,980,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan) 5 5.000    10/01/2024       13,615,830
------------------------------------------------------------------------------------------------------------------
         25,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)   5.000    10/01/2031           25,892
------------------------------------------------------------------------------------------------------------------
      4,000,000   V.I. Public Finance Authority (Hovensa Coker)               6.500    07/01/2021        4,507,480
------------------------------------------------------------------------------------------------------------------
      5,000,000   V.I. Public Finance Authority (Hovensa Refinery)            6.125    07/01/2022        5,531,300
------------------------------------------------------------------------------------------------------------------
     17,450,000   V.I. Tobacco Settlement Financing Corp.                     6.250 6  05/15/2035        3,216,733
------------------------------------------------------------------------------------------------------------------
      2,195,000   V.I. Tobacco Settlement Financing Corp.                     6.500 6  05/15/2035          381,228
------------------------------------------------------------------------------------------------------------------
      4,150,000   V.I. Tobacco Settlement Financing Corp.                     6.875 6  05/15/2035          636,610
------------------------------------------------------------------------------------------------------------------
      7,000,000   V.I. Tobacco Settlement Financing Corp. 1                   7.625 6  05/15/2035          894,460
------------------------------------------------------------------------------------------------------------------
         40,000   V.I. Tobacco Settlement Financing Corp. (TASC)              5.000    05/15/2021           40,608
------------------------------------------------------------------------------------------------------------------
      2,235,000   V.I. Tobacco Settlement Financing Corp. (TASC) 1            5.000    05/15/2031        2,269,710
                                                                                                    --------------
                                                                                                       448,919,507

------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,357,997,322)-117.6%                                             1,427,703,672
------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(17.6)                                                          (214,069,055)
                                                                                                    --------------

NET ASSETS-100.0%                                                                                   $1,213,634,617
                                                                                                    ==============


                  33 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Issue is in default. See Note 1 of accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of January 31, 2007 was $15,955, which represents less than 0.01% of the Fund's net assets. See Note 5 of accompanying Notes.

4. Non-income producing security.

5. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS        Adult Communities Total Services
ARC         Assoc. of Retarded Citizens
AUS         Allegheny United Hospital
BSVHS       Baptist/St. Vincent's Health System
CCMC        Crozer-Chester Medical Center
CKHS        Crozer-Keystone Health System
COP         Certificates of Participation
CPAP        Crime Prevention Assoc. of Philadelphia
DCMH        Delaware County Memorial Hospital
DOCNHS      Daughters of Charity National Health Systems
DPH         Divine Providence Hospital
EDA         Economic Devel. Authority
EDFA        Economic Devel. Finance Authority
GO          General Obligation
GPA         General Purpose Authority
H&EFA       Health and Educational Facilities Authority
H&HEFA      Hospitals and Higher Education Facilities Authority
HDA         Hospital Devel. Authority
HEBA        Higher Education Building Authority
HEFA        Higher Education Facilities Authority
HEHA        Higher Education and Health Authority
HFA         Housing Finance Agency
HFC         Housing Finance Corp.
HUHS        Hehnemann Unversity Hospital System
HW          Highlands at Wyomissing
IDA         Industrial Devel. Agency
IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
MAS         Mercy Adult Services
MCCC        Muhlenberg Continuing Care Center Corp.
MCMCSPA     Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP         Medical College of Pennsylvania
MHH         Mercy Haverford Hospital
MHP         Mercy Health Plan
MHSSPA      Mercy Health System of Southeastern Pennsylvania
MVH         Muncy Valley Hospital
NCPHS       North Central Pennsylvania Helath System
PA/NJ       Pennsylvania/New Jersey
PSEG        Public Service Enterprise Group
RHMC        Reading Hospital & Medical Center
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
RR          Residential Resources
RRDC        Residential Resources Devel. Corp.
RRSW        Residential Resources Southwest
SRHS        Sharon Regional Health System
SRPS        Sharon Regional Physicians Services
TASC        Tobacco Settlement Asset-Backed Bonds
UPMC        University of Pittsburgh Medical Center
V.I.        United States Virgin Islands
WH          Williamsport Hospital
WMHS        Western Maryland Health Systems
WVHCS       Wyoming Valley Health Care System


                  34 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                MARKET VALUE   PERCENT
-------------------------------------------------------------------------------
Tobacco Settlement Payments                           $  244,045,979      17.1%
Water Utilities                                          135,519,646       9.5
Higher Education                                         100,482,422       7.0
Hospital/Health Care                                      97,598,575       6.8
Single Family Housing                                     87,144,037       6.1
Adult Living Facilities                                   82,135,117       5.8
Marine/Aviation Facilities                                79,453,555       5.6
Electric Utilities                                        73,180,805       5.1
Highways/Railways                                         70,193,495       4.9
Manufacturing, Durable Goods                              63,764,864       4.5
Special Tax                                               63,178,259       4.4
Resource Recovery                                         55,829,143       3.9
Not-for-Profit Organization                               51,019,664       3.6
General Obligation                                        46,123,584       3.2
Municipal Leases                                          30,281,417       2.1
Airlines                                                  28,550,802       2.0
Special Assessment                                        20,470,642       1.4
Pollution Control                                         18,376,830       1.3
Gas Utilities                                             16,154,503       1.1
Education                                                 14,304,619       1.0
Sales Tax Revenue                                         13,719,007       1.0
Parking Fee Revenue                                       10,916,647       0.8
Sewer Utilities                                           10,407,027       0.7
Multifamily Housing                                       10,035,630       0.7
Paper, Containers & Packaging                              4,687,055       0.3
Hotels, Restaurants & Leisure                                130,348       0.1
                                                      -------------------------
Total                                                 $1,427,703,672     100.0%
                                                      =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  35 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2007
-------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------
Investments, at value (cost $1,357,997,322)--see accompanying
statement of investments                                             $ 1,427,703,672
-------------------------------------------------------------------------------------
Cash                                                                         367,998
-------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                  13,905,063
Shares of beneficial interest sold                                         5,532,068
Investments sold                                                             145,000
Other                                                                         42,491
                                                                     ----------------
Total assets                                                           1,447,696,292

-------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)           184,440,000
Payable on borrowings (See Note 6)                                        39,900,000
Investments purchased                                                      5,990,314
Shares of beneficial interest redeemed                                     1,996,097
Dividends                                                                  1,221,210
Distribution and service plan fees                                           149,728
Trustees' compensation                                                       139,084
Interest expense on borrowings                                               109,750
Transfer and shareholder servicing agent fees                                 41,400
Shareholder communications                                                    40,164
Other                                                                         33,928
                                                                     ----------------
Total liabilities                                                        234,061,675

-------------------------------------------------------------------------------------
NET ASSETS                                                           $ 1,213,634,617
                                                                     ================

-------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------
Paid-in capital                                                      $ 1,147,594,203
-------------------------------------------------------------------------------------
Accumulated net investment income                                            132,385
-------------------------------------------------------------------------------------
Accumulated net realized loss on investments                              (3,798,321)
-------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                69,706,350
                                                                     ----------------
NET ASSETS                                                           $ 1,213,634,617
                                                                     ================


                  36 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

-------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets
of $744,154,963 and 57,297,049 shares of beneficial interest outstanding)                  $12.99
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                $13.64
-------------------------------------------------------------------------------------------------

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $195,142,807 and
15,030,321 shares of beneficial interest outstanding)                                      $12.98
-------------------------------------------------------------------------------------------------

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $274,336,847 and 21,152,074 shares
of beneficial interest outstanding)                                                        $12.97

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  37 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2007
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------
Interest                                                                          $ 33,699,412
-----------------------------------------------------------------------------------------------
Other income                                                                               581
                                                                                  -------------
Total investment income                                                             33,699,993

-----------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------
Management fees                                                                      2,671,484
-----------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                500,534
Class B                                                                                895,403
Class C                                                                              1,124,611
-----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                127,499
Class B                                                                                 58,459
Class C                                                                                 63,306
-----------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                 20,389
Class B                                                                                  8,469
Class C                                                                                  8,870
-----------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)      3,443,033
-----------------------------------------------------------------------------------------------
Interest expense on borrowings                                                         319,191
-----------------------------------------------------------------------------------------------
Trustees' compensation                                                                  54,300
-----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                              1,914
-----------------------------------------------------------------------------------------------
Other                                                                                   92,013
                                                                                  -------------
Total expenses                                                                       9,389,475
Less reduction to custodian expenses                                                    (1,914)
                                                                                  -------------
Net expenses                                                                         9,387,561

-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               24,312,432

-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------------------
Net realized gain on investments                                                        34,629
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                19,068,508

-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $ 43,415,569
                                                                                  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  38 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIX MONTHS               YEAR
                                                                               ENDED              ENDED
                                                                    JANUARY 31, 2007           JULY 31,
                                                                         (UNAUDITED)               2006
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income                                                $    24,312,432    $    38,755,680
--------------------------------------------------------------------------------------------------------
Net realized gain                                                             34,629            217,417
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                     19,068,508         (5,353,422)
                                                                     -----------------------------------
Net increase in net assets resulting from operations                      43,415,569         33,619,675

--------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                  (15,564,704)       (23,712,877)
Class B                                                                   (3,789,278)        (7,996,967)
Class C                                                                   (4,772,513)        (7,208,027)
                                                                     -----------------------------------
                                                                         (24,126,495)       (38,917,871)
--------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                      (40,514)                --
Class B                                                                      (11,054)                --
Class C                                                                      (14,918)                --
                                                                     -----------------------------------
                                                                             (66,486)                --

--------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                  132,030,305        218,682,144
Class B                                                                   (5,221,879)         8,520,749
Class C                                                                   49,927,324         87,696,234
                                                                     -----------------------------------
                                                                         176,735,750        314,899,127

--------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------
Total increase                                                           195,958,338        309,600,931
--------------------------------------------------------------------------------------------------------
Beginning of period                                                    1,017,676,279        708,075,348
                                                                     -----------------------------------

End of period (including accumulated net investment income (loss)
of $132,385 and $(53,552), respectively)                             $ 1,213,634,617    $ 1,017,676,279
                                                                     ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  39 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2007
------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------------------------------------------------------
Net increase in net assets from operations                            $  43,415,569
------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                      (222,571,673)
Proceeds from disposition of investment securities                        7,240,792
Short-term investment securities, net                                    (5,541,910)
Premium amortization                                                      1,907,409
Discount accretion                                                       (1,021,866)
Net realized gain on investments                                            (34,629)
Net change in unrealized appreciation on investments                    (19,068,508)
Increase in interest receivable                                          (1,703,755)
Decrease in receivable for securities sold                               19,052,109
Increase in other assets                                                    (21,774)
Decrease in payable for securities purchased                               (898,487)
Increase in payable for accrued expenses                                     93,926
                                                                      --------------
Net cash used in operating activities                                  (179,152,797)

------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
------------------------------------------------------------------------------------
Proceeds from bank borrowing                                            134,400,000
Payments on bank borrowing                                             (130,600,000)
Proceeds from short-term floating rate notes issued                      21,000,000
Proceeds from shares sold                                               231,581,949
Payment on shares redeemed                                              (68,261,928)
Cash distributions paid                                                  (9,167,920)
                                                                      --------------
Net cash provided by financing activities                               178,952,101
------------------------------------------------------------------------------------
Net decrease in cash                                                       (200,696)
------------------------------------------------------------------------------------
Cash, beginning balance                                                     568,694
                                                                      --------------
Cash, ending balance                                                  $     367,998
                                                                      ==============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $14,635,467.

Cash paid for interest on bank borrowings--$290,066.

Cash paid for interest on short-term floating rate notes issued--$3,443,033.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  40 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        SIX MONTHS                                                           YEAR
                                                             ENDED                                                          ENDED
                                                  JANUARY 31, 2007                                                       JULY 31,
CLASS A                                                (UNAUDITED)         2006        2005         2004        2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   12.75    $   12.85   $   11.76   $    11.48   $   11.57    $   11.46
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .30 1        .62 1       .67 1        .73         .75          .70
Net realized and unrealized gain (loss)                        .24         (.10)       1.10          .25        (.11)         .11
                                                         ---------------------------------------------------------------------------
Total from investment operations                               .54          .52        1.77          .98         .64          .81
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.30)        (.62)       (.68)        (.70)       (.73)        (.70)
Distributions from net realized gain                            -- 2         --          --           --          --           --
                                                         ---------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                  (.30)        (.62)       (.68)        (.70)       (.73)        (.70)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   12.99    $   12.75   $   12.85   $    11.76   $   11.48    $   11.57
                                                         ===========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            4.26%        4.21%      15.43%        8.53%       5.36%        7.36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $ 744,155    $ 600,716   $ 384,863   $  229,450   $ 184,638    $ 144,592
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 676,641    $ 484,153   $ 295,002   $  211,061   $ 172,228    $ 120,251
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                         4.60%        4.88%       5.35%        6.01%       6.11%        6.03%
Expenses excluding interest and fees on
short-term floating rate notes issued                         0.75%        0.82%       0.81%        0.86%       0.86%        0.85%
Interest and fees on short-term floating rate
notes issued 5                                                0.61%        0.59%       0.40%        0.26%       0.28%        0.28%
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                1.36%        1.41%       1.21%        1.12%       1.14%        1.13%
Expenses after payments and waivers and
reduction to custodian expenses                               1.35%        1.41%       1.21%        1.12%       1.14%        1.10% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          1%          19%         14%          25%         20%          23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  41 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        SIX MONTHS                                                           YEAR
                                                             ENDED                                                          ENDED
                                                  JANUARY 31, 2007                                                       JULY 31,
CLASS B                                                (UNAUDITED)         2006        2005         2004        2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   12.75    $   12.85   $   11.76   $    11.48   $   11.57    $   11.46
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .25 1        .53 1       .57 1        .63         .65          .62
Net realized and unrealized gain (loss)                        .23         (.10)       1.11          .25        (.11)         .11
                                                         ---------------------------------------------------------------------------
Total from investment operations                               .48          .43        1.68          .88         .54          .73
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.25)        (.53)       (.59)        (.60)       (.63)        (.62)
Distributions from net realized gain                            -- 2         --          --           --          --           --
                                                         ---------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                  (.25)        (.53)       (.59)        (.60)       (.63)        (.62)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   12.98    $   12.75   $   12.85   $    11.76   $   11.48    $   11.57
                                                         ===========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            3.78%        3.41%      14.56%        7.71%       4.56%        6.55%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $ 195,143    $ 196,704   $ 189,643   $  157,338   $ 146,369    $ 101,126
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 197,430    $ 193,225   $ 173,663   $  156,689   $ 127,280    $  75,772
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                         3.84%        4.14%       4.62%        5.26%       5.34%        5.26%
Expenses excluding interest and fees on
short-term floating rate notes issued                         1.52%        1.59%       1.59%        1.62%       1.63%        1.61%
Interest and fees on short-term floating rate
notes issued 5                                                0.61%        0.59%       0.40%        0.26%       0.28%        0.28%
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                2.13%        2.18%       1.99%        1.88%       1.91%        1.89%
Expenses after payments and waivers and
reduction to custodian expenses                               2.13%        2.18%       1.99%        1.88%       1.91%        1.86% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          1%          19%         14%          25%         20%          23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  42 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

                                                        SIX MONTHS                                                           YEAR
                                                             ENDED                                                          ENDED
                                                  JANUARY 31, 2007                                                       JULY 31,
CLASS C                                                (UNAUDITED)         2006        2005         2004        2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   12.73    $   12.83   $   11.75   $    11.47   $   11.56    $   11.45
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .25 1        .52 1       .57 1        .63         .65          .61
Net realized and unrealized gain (loss)                        .24         (.09)       1.10          .25        (.11)         .12
                                                         ---------------------------------------------------------------------------
Total from investment operations                               .49          .43        1.67          .88         .54          .73
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.25)        (.53)       (.59)        (.60)       (.63)        (.62)
Distributions from net realized gain                            -- 2         --          --           --          --           --
                                                         ---------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                  (.25)        (.53)       (.59)        (.60)       (.63)        (.62)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   12.97    $   12.73   $   12.83   $    11.75   $   11.47    $   11.56
                                                         ===========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            3.87%        3.41%      14.48%        7.71%       4.57%        6.55%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $ 274,337    $ 220,256   $ 133,569   $   76,489   $  69,916    $  47,163
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 248,257    $ 174,354   $  96,508   $   74,956   $  60,202    $  33,327
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                         3.83%        4.10%       4.56%        5.25%       5.34%        5.26%
Expenses excluding interest and fees on
short-term floating rate notes issued                         1.51%        1.58%       1.59%        1.63%       1.63%        1.61%
Interest and fees on short-term floating rate
notes issued 5                                                0.61%        0.59%       0.40%        0.26%       0.28%        0.28%
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                2.12%        2.17%       1.99%        1.89%       1.91%        1.89%
Expenses after payments and waivers and
reduction to custodian expenses                               2.12%        2.17%       1.99%        1.89%       1.91%        1.86% 6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                          1%          19%         14%          25%         20%          23%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  43 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Pennsylvania Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities, consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which


                  44 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $75,497,910 as of January 31, 2007, which represents 5.22% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At January 31, 2007 municipal bond holdings with a value of $259,937,910 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $184,440,000 in short-term floating rate notes issued and outstanding at that date.


                  45 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

At January 31, 2007 the Fund's investment in these types of inverse floating rate securities were as follows:

PRINCIPAL                                                            COUPON      MATURITY        VALUE AS OF
AMOUNT          INVERSE FLOATER 1                                    RATE 2          DATE   JANUARY 31, 2007
------------------------------------------------------------------------------------------------------------
$     350,000   Allegheny County HDA RITES                           12.571%     11/15/30   $        496,699
    1,900,000   Allegheny County HDA RITES                           12.571      11/15/30          2,696,366
    2,000,000   Bucks County IDA RITES                                8.690        9/1/32          2,465,040
    2,750,000   Delaware County IDA (Aqua Pennsylvania) RITES         5.730       11/1/37          3,224,320
    2,250,000   Delaware County IDA (Aqua Pennsylvania) RITES         5.730       11/1/38          2,624,805
    2,250,000   Delaware County IDA Water Facilities
                (Aqua Pennsylvania) RITES                             5.730       11/1/38          2,624,805
    1,000,000   Lehigh County IDA (Pennsylvania Power &
                Light Company) RITES 3                                5.480       2/15/27          1,118,410
    4,335,000   Lehigh County IDA Pollution Control RITES             4.930       2/15/27          4,677,205
    3,160,000   Luzerne County IDA ROLs                               8.465        9/1/34          3,645,818
    5,000,000   PA EDFA (Reliant Energy) RITES 3                      7.540       12/1/36          6,037,700
    2,500,000   PA EDFA ROLs                                          7.087       12/1/18          2,661,950
    2,500,000   PA HFA (Single Family Mtg.) RITES                     6.901       10/1/20          2,789,000
    2,500,000   PA HFA (Single Family Mtg.) RITES                     7.101       10/1/22          2,769,150
    2,000,000   PA HFA (Single Family Mtg.) RITES                     7.594        4/1/21          2,287,400
    2,850,000   PA HFA (Single Family Mtg.) RITES                     7.901       10/1/22          3,217,764
    2,000,000   Philadelphia Authority for Industrial Devel.
                Airport RITES                                         7.928        7/1/22          2,442,640
    3,425,000   Philadelphia Authority for Industrial Devel. RITES    7.070       10/1/26          4,071,435
    1,780,000   Philadelphia Gas Works RITES                          7.060        8/1/31          2,165,370
    2,000,000   Philadelphia Gas Works RITES                          7.629        8/1/21          2,473,960
    2,250,000   Philadelphia Redevel. Authority ROLs                  8.668       4/15/28          2,716,110
    2,000,000   Philadelphia School District GO RITES                 9.073        8/1/22          2,733,040
    7,000,000   Reset Optional Certificates Trust II ROLs
                (Various States)                                      9.328       11/1/31          8,073,940
      565,000   Southcentral General Authority ROLs                   8.626       12/1/25            648,982
      820,000   Southcentral General Authority ROLs                   8.636       12/1/26            939,474
      630,000   Southcentral General Authority ROLs                   8.637       12/1/28            732,980
      350,000   Southcentral General Authority ROLs                   8.658       12/1/23            405,132
      500,000   Southcentral General Authority ROLs                   8.658       12/1/27            580,240
      250,000   Southcentral General Authority ROLs                   8.658       12/1/30            292,345
    3,250,000   V.I. Public Finance Authority ROLs                    8.571       10/1/24          3,885,830
                                                                                            ----------------
                                                                                            $     75,497,910
                                                                                            ================

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 34 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.


                  46 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

      The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $10,000,000.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2007, securities with an aggregate market value of $949,710, representing 0.08% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                  47 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      As of January 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $3,561,656 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2007, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended July 31, 2006, the Fund utilized $526,030 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of July 31, 2006, the Fund had available for federal income tax purposes post-October losses of $866,748 and unused capital loss carryforwards as follows:

                           EXPIRING
                           --------------------------
                           2010           $ 1,035,477
                           2013             1,659,360
                                          -----------
                           Total          $ 2,694,837
                                          ===========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2007, the Fund's projected benefit obligations were increased by $43,268 and payments of $4,495 were made to retired trustees, resulting in an accumulated liability of $102,112 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the deferral compensation plan.


                  48 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED JANUARY 31, 2007       YEAR ENDED JULY 31, 2006
                                     SHARES            AMOUNT        SHARES           AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                             12,300,977    $  159,535,502    20,449,939    $ 260,522,610
Dividends and/or
distributions reinvested            735,380         9,539,822     1,082,853       13,793,427
Redeemed                         (2,854,423)      (37,045,019)   (4,370,506)     (55,633,893)
                                 ------------------------------------------------------------
Net increase                     10,181,934    $  132,030,305    17,162,286    $ 218,682,144
                                 ============================================================


                  49 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            SIX MONTHS ENDED JANUARY 31, 2007       YEAR ENDED JULY 31, 2006
                                     SHARES            AMOUNT         SHARES          AMOUNT
---------------------------------------------------------------------------------------------
CLASS B
Sold                                795,158    $   10,306,300      2,237,664    $ 28,510,720
Dividends and/or
distributions reinvested            162,002         2,100,392        317,279       4,041,219
Redeemed                         (1,359,143)      (17,628,571)    (1,886,359)    (24,031,190)
                                 ------------------------------------------------------------
Net increase (decrease)            (401,983)   $   (5,221,879)       668,584    $  8,520,749
                                 ============================================================

---------------------------------------------------------------------------------------------
CLASS C
Sold                              4,753,293    $   61,552,867      8,181,321    $104,120,434
Dividends and/or
distributions reinvested            231,240         2,995,253        349,259       4,443,647
Redeemed                         (1,129,550)      (14,620,796)    (1,641,297)    (20,867,847)
                                 ------------------------------------------------------------
Net increase                      3,854,983    $   49,927,324      6,889,283    $ 87,696,234
                                 ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the six months ended January 31, 2007, were as follows:

                                           PURCHASES         SALES
              ----------------------------------------------------
              Investment securities     $222,571,673    $7,240,792

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

              FEE SCHEDULE
              -----------------------------------------
              Up to $200 million                  0.60%
              Next $100 million                   0.55
              Next $200 million                   0.50
              Next $250 million                   0.45
              Next $250 million                   0.40
              Over $1 billion                     0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2007, the Fund paid $248,538 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


                  50 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B and Class C shares were $4,843,043 and $3,106,131, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A         CLASS B         CLASS C
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS          RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED               DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
January 31, 2007       $449,148          $3,433        $155,276         $33,874

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


                  51 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2817% as of January 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the six months ended January 31, 2007, the average daily loan balance was $11,819,022 at an average daily interest rate of 5.3009%. The Fund had borrowings outstanding of $39,900,000 at January 31, 2007 at an interest rate of 5.2817%. The Fund had gross borrowings and gross loan repayments of $134,400,000 and $130,600,000, respectively, during the six months ended January 31, 2007. The maximum amount of borrowings outstanding at any month-end during the six months ended January 31, 2007 was $39,900,000. The Fund paid $31,544 in fees and $290,066 in interest during the six months ended January 31, 2007.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of January 31,


                  52 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  53 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  54 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                  55 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load Pennsylvania municipal debt funds advised by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other Pennsylvania municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees are lower than its peer group median and its actual management fees are equal to its peer group median although its total expenses are higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted


                  56 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  57 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND




OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                               20.4%
--------------------------------------------------------------------------------
Airlines                                                                  10.7
--------------------------------------------------------------------------------
Special Assessment                                                         7.8
--------------------------------------------------------------------------------
Hospital/Health Care                                                       6.7
--------------------------------------------------------------------------------
Gas Utilities                                                              6.3
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                 5.9
--------------------------------------------------------------------------------
Single Family Housing                                                      5.5
--------------------------------------------------------------------------------
Multifamily Housing                                                        5.1
--------------------------------------------------------------------------------
Electric Utilities                                                         5.0
--------------------------------------------------------------------------------
General Obligation                                                         3.5

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                       20.4%
--------------------------------------------------------------------------------
AA                                                                        11.9
--------------------------------------------------------------------------------
A                                                                          4.8
--------------------------------------------------------------------------------
BBB                                                                       23.0
--------------------------------------------------------------------------------
BB                                                                         7.0
--------------------------------------------------------------------------------
B                                                                          6.4
--------------------------------------------------------------------------------
CCC                                                                        3.5
--------------------------------------------------------------------------------
Not Rated                                                                 23.0

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
--------------------------------------------------------------------------------


                 16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.8000.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/1/93. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 10/1/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                 18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                       BEGINNING   ENDING      EXPENSES
                       ACCOUNT     ACCOUNT     PAID DURING
                       VALUE       VALUE       6 MONTHS ENDED
                       (8/1/06)    (1/31/07)   JANUARY 31, 2007
--------------------------------------------------------------------------------
Class A Actual         $1,000.00   $1,056.60   $ 6.40
--------------------------------------------------------------------------------
Class A Hypothetical    1,000.00    1,019.00     6.28
--------------------------------------------------------------------------------
Class B Actual          1,000.00    1,053.30    10.51
--------------------------------------------------------------------------------
Class B Hypothetical    1,000.00    1,015.02    10.31
--------------------------------------------------------------------------------
Class C Actual          1,000.00    1,052.80    10.40
--------------------------------------------------------------------------------
Class C Hypothetical    1,000.00    1,015.12    10.21

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2007 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A            1.23%
------------------------
Class B            2.02
------------------------
Class C            2.00

Interest and related expenses from inverse floaters represents 0.62% of the expense ratios, but has not affected the Fund's total returns or net assets.
--------------------------------------------------------------------------------


                 19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  January 31, 2007 / Unaudited
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--119.5%
--------------------------------------------------------------------------------------------------------------------
ALABAMA--1.0%
$        10,000   AL HFA (Single Family)                                     5.350%     10/01/2026   $        10,187
--------------------------------------------------------------------------------------------------------------------
     23,055,000   AL HFA (Single Family)                                     5.450      10/01/2032        23,557,368
--------------------------------------------------------------------------------------------------------------------
     15,740,000   AL IDA Solid Waste Disposal (Pine City Fiber
                  Company)                                                   6.450      12/01/2023        16,060,466
--------------------------------------------------------------------------------------------------------------------
      7,430,000   AL IDA Solid Waste Disposal (Pine City Fiber
                  Company)                                                   6.450      12/01/2023         7,584,767
--------------------------------------------------------------------------------------------------------------------
     10,585,000   AL Space Science Exhibit Finance Authority                 6.000      10/01/2025        10,708,527
--------------------------------------------------------------------------------------------------------------------
         25,000   AL Water Pollution Control Authority                       5.500      08/15/2020            25,226
--------------------------------------------------------------------------------------------------------------------
      1,810,000   Andalusia-Opp, AL Airport Authority                        5.000      08/01/2026         1,863,667
--------------------------------------------------------------------------------------------------------------------
        100,000   Bay Minette, AL Industrial Devel. Board (B.F.
                  Goodrich)                                                  6.500      02/15/2009           100,398
--------------------------------------------------------------------------------------------------------------------
        165,000   Courtland, AL Industrial Devel. Board
                  (Champion International Corp.)                             5.750      11/01/2027           169,128
--------------------------------------------------------------------------------------------------------------------
     10,000,000   Courtland, AL Industrial Devel. Board
                  (International Paper Company) 1                            5.200      06/01/2025        10,239,000
--------------------------------------------------------------------------------------------------------------------
         25,000   Mobile, AL Industrial Devel. Board
                  (International Paper Company)                              6.450      05/15/2019            26,493
--------------------------------------------------------------------------------------------------------------------
         10,000   Prichard, AL Hsg. Corp. (Wolf Ridge)                       5.750      06/01/2023            10,010
--------------------------------------------------------------------------------------------------------------------
      2,200,000   Rainbow City, AL Special Health Care Facilities
                  Financing Authority (Regency Pointe)                       8.250 2    01/01/2031           967,824
--------------------------------------------------------------------------------------------------------------------
         10,000   Selma, AL Industrial Devel. Board
                  (International Paper Company)                              6.000      05/01/2025            10,563
--------------------------------------------------------------------------------------------------------------------
         20,000   South Marengo County, AL Water & Fire
                  Protection Authority                                       7.700      05/01/2008            20,149
                                                                                                     ---------------
                                                                                                          71,353,773

--------------------------------------------------------------------------------------------------------------------
ALASKA--0.6%
     10,000,000   AK HFC 3                                                   4.800      06/01/2038         9,956,000
--------------------------------------------------------------------------------------------------------------------
      7,250,000   AK HFC, Series C 1                                         5.200      12/01/2037         7,523,978
--------------------------------------------------------------------------------------------------------------------
      6,870,000   AK Industrial Devel. & Export Authority 1                  5.750      04/01/2012         7,026,499
--------------------------------------------------------------------------------------------------------------------
      2,250,000   AK Industrial Devel. & Export Authority
                  (Anchorage Sportsplex/Grace Community Church
                  Obligated Group)                                           6.150      08/01/2031         2,283,008
--------------------------------------------------------------------------------------------------------------------
      7,780,000   AK Northern Tobacco Securitization Corp. (TASC)            5.000      06/01/2032         7,853,210
--------------------------------------------------------------------------------------------------------------------
      1,730,000   AK Northern Tobacco Securitization Corp. (TASC)            5.000      06/01/2046         1,738,840
--------------------------------------------------------------------------------------------------------------------
        260,000   AK Northern Tobacco Securitization Corp. (TASC)            5.375      06/01/2021           273,234
--------------------------------------------------------------------------------------------------------------------
     31,850,000   AK Northern Tobacco Securitization Corp. (TASC)            6.125 4    06/01/2046         3,049,638
--------------------------------------------------------------------------------------------------------------------
     20,860,000   AK Northern Tobacco Securitization Corp. (TASC)            6.375 4    06/01/2046         1,835,263
                                                                                                     ---------------
                                                                                                          41,539,670

--------------------------------------------------------------------------------------------------------------------
ARIZONA--1.4%
        325,000   Apache County, AZ IDA (Tucson Electric Power
                  Company) 1                                                 5.875      03/01/2033           325,202
--------------------------------------------------------------------------------------------------------------------
      6,700,000   AZ Health Facilities Authority (American Baptist
                  Estates)                                                   7.750      11/15/2033         7,572,139
--------------------------------------------------------------------------------------------------------------------
     10,200,000   Yavapai County, AZ IDA Solid Waste Disposal
                  (Waste Management) 5                                       4.900      03/01/2028        10,369,881


                 20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$     3,000,000   Buckeye, AZ Watson Road Community Facilities District      5.750%     07/01/2022   $     3,156,840
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Buckeye, AZ Watson Road Community Facilities District      6.000      07/01/2030         5,288,850
--------------------------------------------------------------------------------------------------------------------
        810,000   Estrella, AZ Mountain Ranch Community Facilities
                  District                                                   5.625      07/15/2025           836,366
--------------------------------------------------------------------------------------------------------------------
        400,000   Estrella, AZ Mountain Ranch Community Facilities
                  District                                                   5.800      07/15/2030           417,212
--------------------------------------------------------------------------------------------------------------------
        500,000   Gladden Farms, AZ Community Facilities District            5.500      07/15/2031           509,020
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Goodyear, AZ IDA Water & Sewer
                  (Litchfield Park Service Company)                          6.750      10/01/2031         1,084,010
--------------------------------------------------------------------------------------------------------------------
      4,910,000   Maricopa County, AZ IDA (Christian Care Apartments)        6.500      01/01/2036         5,196,597
--------------------------------------------------------------------------------------------------------------------
      1,885,000   Maricopa County, AZ IDA (Immanuel Campus Care)             8.500      04/20/2041         1,911,861
--------------------------------------------------------------------------------------------------------------------
        355,000   Maricopa County, AZ IDA (Sun King Apartments)              6.750      11/01/2018           367,603
--------------------------------------------------------------------------------------------------------------------
        500,000   Maricopa County, AZ IDA (Sun King Apartments)              6.750      05/01/2031           515,370
--------------------------------------------------------------------------------------------------------------------
      3,795,000   Maricopa County, AZ IDA (Sun King Apartments)              9.500      11/01/2031         3,774,279
--------------------------------------------------------------------------------------------------------------------
        675,000   Maricopa County, AZ School District No. 024 (Gila
                  Bend)                                                      5.500      07/01/2021           692,422
--------------------------------------------------------------------------------------------------------------------
        460,000   Merrill Ranch, AZ Community Facilities District No. 1
                  Special Assessment Lien                                    5.250      07/01/2024           468,013
--------------------------------------------------------------------------------------------------------------------
        390,000   Merrill Ranch, AZ Community Facilities District No. 2
                  Special Assessment Lien                                    5.250      07/01/2024           396,794
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Merrill Ranch, AZ Community Facilities District No. 2
                  Special Assessment Lien                                    5.300      07/01/2030         1,015,140
--------------------------------------------------------------------------------------------------------------------
        195,000   Navajo County, AZ IDA (Stone Container Corp.)              7.200      06/01/2027           200,129
--------------------------------------------------------------------------------------------------------------------
      1,060,000   Navajo County, AZ IDA (Stone Container Corp.)              7.400      04/01/2026         1,085,970
--------------------------------------------------------------------------------------------------------------------
      1,125,000   Palm Valley, AZ Community Facility District No. 3          5.300      07/15/2031         1,140,930
--------------------------------------------------------------------------------------------------------------------
        420,000   Parkway, AZ Community Facilities District No. 1
                  (Prescott Valley)                                          5.300      07/15/2025           426,384
--------------------------------------------------------------------------------------------------------------------
        350,000   Parkway, AZ Community Facilities District No. 1
                  (Prescott Valley)                                          5.350      07/15/2031           355,047
--------------------------------------------------------------------------------------------------------------------
      3,275,000   Phoenix, AZ IDA (America West Airlines)                    6.250      06/01/2019         3,362,213
--------------------------------------------------------------------------------------------------------------------
      7,500,000   Phoenix, AZ IDA (America West Airlines)                    6.300      04/01/2023         7,658,400
--------------------------------------------------------------------------------------------------------------------
         50,000   Phoenix, AZ IDA (Crossroads Apartments)                    5.200      12/15/2021            50,834
--------------------------------------------------------------------------------------------------------------------
      1,650,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)          6.250      07/01/2036         1,714,532
--------------------------------------------------------------------------------------------------------------------
      1,605,000   Phoenix, AZ IDA (Royal Paper Converting)                   7.000      03/01/2014         1,638,207
--------------------------------------------------------------------------------------------------------------------
        190,000   Pima County, AZ Devel. Authority
                  (Tucson Electric Power Company)                            6.100      09/01/2025           190,150
--------------------------------------------------------------------------------------------------------------------
      2,200,000   Pima County, AZ IDA (Christian Senior Living)              5.050      01/01/2037         2,138,730
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Pima County, AZ IDA (Desert Tech Schools)                  7.000      02/01/2024         1,021,300
--------------------------------------------------------------------------------------------------------------------
      1,250,000   Pima County, AZ IDA (Facility Choice Education &
                  Devel. Corp.)                                              6.250      06/01/2026         1,288,613
--------------------------------------------------------------------------------------------------------------------
      2,350,000   Pima County, AZ IDA (Facility Choice Education &
                  Devel. Corp.)                                              6.375      06/01/2036         2,425,600
--------------------------------------------------------------------------------------------------------------------
      3,410,000   Pima County, AZ IDA (Global Water Resources)               5.450      12/01/2017         3,408,329
--------------------------------------------------------------------------------------------------------------------
      2,215,000   Pima County, AZ IDA (Global Water Resources)               5.600      12/01/2022         2,216,595


                 21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$    11,100,000   Pima County, AZ IDA (Global Water Resources)               5.750%     12/01/2032   $    11,107,881
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Pima County, AZ IDA (P.L.C. Charter Schools)               6.750      04/01/2036         1,595,130
--------------------------------------------------------------------------------------------------------------------
        250,000   Pima County, AZ IDA (Paradise Education Center)            5.875      06/01/2022           255,925
--------------------------------------------------------------------------------------------------------------------
        550,000   Pima County, AZ IDA (Paradise Education Center)            6.000      06/01/2036           561,165
--------------------------------------------------------------------------------------------------------------------
        220,000   Pima County, AZ IDA (Single Family Mtg.)                   6.200      11/01/2030           231,486
--------------------------------------------------------------------------------------------------------------------
      1,600,000   Pima County, AZ IDA (Sonoran Science Academy)              5.670      12/01/2027         1,580,416
--------------------------------------------------------------------------------------------------------------------
      1,960,000   Pima County, AZ IDA (Sonoran Science Academy)              5.750      12/01/2037         1,927,856
--------------------------------------------------------------------------------------------------------------------
      1,650,000   Pinal County, AZ IDA (San Manuel Facility)                 6.250      06/01/2026         1,813,713
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Quail Creek, AZ Community Facilities District              5.550      07/15/2030         1,540,020
--------------------------------------------------------------------------------------------------------------------
      1,000,000   San Luis, AZ Facility Devel. Corp.
                  (Regional Detention Center)                                7.250      05/01/2027         1,017,040
--------------------------------------------------------------------------------------------------------------------
        600,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)        6.000      07/01/2021           605,850
--------------------------------------------------------------------------------------------------------------------
        105,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)        6.200      01/01/2034           107,020
--------------------------------------------------------------------------------------------------------------------
        840,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)        6.350      01/01/2034           849,610
--------------------------------------------------------------------------------------------------------------------
        800,000   Tucson, AZ IDA (Joint Single Family Mtg.)                  5.000      01/01/2039           799,208
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Verrado, AZ Community Facilities District No. 1            5.350      07/15/2031         4,057,680
--------------------------------------------------------------------------------------------------------------------
         55,000   Yavapai County, AZ IDA (Citizens Utilities Company)        5.450      06/01/2033            55,193
                                                                                                     ---------------
                                                                                                         102,324,755

--------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.2%
        100,000   Calhoun County, AR Solid Waste Disposal
                  (Georgia-Pacific Corp.)                                    6.375      11/01/2026           105,361
--------------------------------------------------------------------------------------------------------------------
         50,000   Grand Prairie, AR Water Users Board                        5.900      07/01/2022            50,334
--------------------------------------------------------------------------------------------------------------------
      1,305,000   Little River County, AR (Georgia-Pacific Corp.)            5.600      10/01/2026         1,321,782
--------------------------------------------------------------------------------------------------------------------
      8,510,000   North Little Rock, AR Residential Hsg. Facilities
                  Board (Ridgeview Apartments) 5                             5.600      08/20/2045         8,946,603
--------------------------------------------------------------------------------------------------------------------
         25,000   Pine Bluff, AR (International Paper Company)               5.550      08/15/2022            25,812
--------------------------------------------------------------------------------------------------------------------
      5,460,000   Sebastian County, AR Health Facilities Board
                  (Sparks Regional Medical Center)                           5.625      11/01/2031         5,254,977
                                                                                                     ---------------
                                                                                                          15,704,869

--------------------------------------------------------------------------------------------------------------------
CALIFORNIA--10.4%
      1,640,000   Azusa, CA Special Tax Community Facilities
                  District No. 05-1 3                                        5.000      09/01/2027         1,659,434
--------------------------------------------------------------------------------------------------------------------
        715,000   Azusa, CA Special Tax Community Facilities
                  District No. 05-1 3                                        5.000      09/01/2027           723,473
--------------------------------------------------------------------------------------------------------------------
      6,450,000   Azusa, CA Special Tax Community Facilities
                  District No. 05-1 3                                        5.000      09/01/2037         6,510,437
--------------------------------------------------------------------------------------------------------------------
      1,840,000   Azusa, CA Special Tax Community Facilities
                  District No. 05-1 3                                        5.000      09/01/2037         1,857,241
--------------------------------------------------------------------------------------------------------------------
        415,000   Bakersfield, CA Improvement Bond Act 1915                  5.100      09/02/2021           425,051
--------------------------------------------------------------------------------------------------------------------
      1,325,000   Bakersfield, CA Improvement Bond Act 1915                  5.125      09/02/2026         1,345,114
--------------------------------------------------------------------------------------------------------------------
     60,110,000   CA County Tobacco Securitization Agency                    6.118 4    06/01/2046         6,497,290


                 22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    75,000,000   CA County Tobacco Securitization Agency                    6.300% 4   06/01/2055   $     3,552,000
--------------------------------------------------------------------------------------------------------------------
    127,310,000   CA County Tobacco Securitization Agency                    6.489 4    06/01/2046        11,061,966
--------------------------------------------------------------------------------------------------------------------
    107,400,000   CA County Tobacco Securitization Agency                    6.619 4    06/01/2050         6,319,416
--------------------------------------------------------------------------------------------------------------------
     33,920,000   CA County Tobacco Securitization Agency                    6.650 4    06/01/2046         2,783,475
--------------------------------------------------------------------------------------------------------------------
    215,100,000   CA County Tobacco Securitization Agency                    7.000 4    06/01/2055         8,074,854
--------------------------------------------------------------------------------------------------------------------
    246,760,000   CA County Tobacco Securitization Agency                    7.477 4    06/01/2055         7,318,902
--------------------------------------------------------------------------------------------------------------------
     36,000,000   CA County Tobacco Securitization Agency (TASC)             0.000 7    06/01/2041        31,055,040
--------------------------------------------------------------------------------------------------------------------
     56,530,000   CA County Tobacco Securitization Agency (TASC)             0.000 7    06/01/2046        48,917,670
--------------------------------------------------------------------------------------------------------------------
        255,000   CA County Tobacco Securitization Agency (TASC)             5.250      06/01/2045           261,467
--------------------------------------------------------------------------------------------------------------------
     19,000,000   CA County Tobacco Securitization Agency (TASC)             5.250      06/01/2046        19,273,980
--------------------------------------------------------------------------------------------------------------------
      2,500,000   CA County Tobacco Securitization Agency (TASC)             5.500      06/01/2033         2,605,775
--------------------------------------------------------------------------------------------------------------------
        680,000   CA County Tobacco Securitization Agency (TASC)             5.750      06/01/2029           716,727
--------------------------------------------------------------------------------------------------------------------
        235,000   CA County Tobacco Securitization Agency (TASC)             5.875      06/01/2027           249,069
--------------------------------------------------------------------------------------------------------------------
      2,610,000   CA County Tobacco Securitization Agency (TASC)             5.875      06/01/2035         2,763,729
--------------------------------------------------------------------------------------------------------------------
      7,285,000   CA County Tobacco Securitization Agency (TASC)             5.875      06/01/2043         7,714,087
--------------------------------------------------------------------------------------------------------------------
      2,930,000   CA County Tobacco Securitization Agency (TASC)             6.000      06/01/2042         3,123,263
--------------------------------------------------------------------------------------------------------------------
        155,000   CA County Tobacco Securitization Agency (TASC)             6.000      06/01/2043           165,224
--------------------------------------------------------------------------------------------------------------------
      5,000,000   CA County Tobacco Securitization Agency (TASC)             6.125      06/01/2038         5,359,050
--------------------------------------------------------------------------------------------------------------------
    318,250,000   CA County Tobacco Securitization Agency (TASC)             6.315 4    06/01/2050        23,314,995
--------------------------------------------------------------------------------------------------------------------
     57,000,000   CA County Tobacco Securitization Agency (TASC)             6.400 4    06/01/2046         5,448,630
--------------------------------------------------------------------------------------------------------------------
      9,010,000   CA GO 5                                                    4.750      12/01/2018         9,168,175
--------------------------------------------------------------------------------------------------------------------
     21,000,000   CA GO 5                                                    4.900      12/01/2025        21,382,620
--------------------------------------------------------------------------------------------------------------------
     57,500,000   CA GO 5                                                    5.050      12/01/2036        59,106,263
--------------------------------------------------------------------------------------------------------------------
      3,655,000   CA Golden State Tobacco Securitization Corp.               6.250      06/01/2033         4,078,615
--------------------------------------------------------------------------------------------------------------------
     13,180,000   CA Golden State Tobacco Securitization Corp.               6.625      06/01/2040        14,964,572
--------------------------------------------------------------------------------------------------------------------
     30,195,000   CA Golden State Tobacco Securitization Corp.               6.750      06/01/2039        34,525,869
--------------------------------------------------------------------------------------------------------------------
    137,060,000   CA Golden State Tobacco Securitization Corp. (TASC)        5.000      06/01/2045       141,625,469
--------------------------------------------------------------------------------------------------------------------
      1,510,000   CA Golden State Tobacco Securitization Corp. (TASC)        7.875      06/01/2042         1,842,049
--------------------------------------------------------------------------------------------------------------------
      6,250,000   CA Pollution Control Financing Authority
                  (Browning-Ferris Industries)                               6.750      09/01/2019         6,254,750
--------------------------------------------------------------------------------------------------------------------
     25,575,000   CA Pollution Control Financing Authority
                  (Browning-Ferris Industries)                               6.875      11/01/2027        25,728,962
--------------------------------------------------------------------------------------------------------------------
      2,980,000   CA Pollution Control Financing Authority
                  (General Motors Corp.)                                     5.500      04/01/2008         2,978,897
--------------------------------------------------------------------------------------------------------------------
      4,815,000   CA Statewide CDA (Aspire Public Schools)                   7.250      08/01/2031         5,007,648
--------------------------------------------------------------------------------------------------------------------
     13,000,000   CA Statewide CDA (East Valley Tourist)                     9.250      10/01/2020        14,256,320
--------------------------------------------------------------------------------------------------------------------
     14,400,000   CA Statewide CDA (Fairfield Apartments)                    7.250      01/01/2035        11,733,408
--------------------------------------------------------------------------------------------------------------------
    555,300,000   CA Statewide Financing Authority Tobacco Settlement        7.001 4    06/01/2055        20,845,962
--------------------------------------------------------------------------------------------------------------------
    260,000,000   CA Statewide Financing Authority Tobacco Settlement        7.876 4    06/01/2055         6,697,600
--------------------------------------------------------------------------------------------------------------------
      4,500,000   CA Statewide Financing Authority Tobacco Settlement
                  (TASC)                                                     6.000      05/01/2037         4,792,680


                 23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     1,405,000   CA Statewide Financing Authority Tobacco Settlement
                  (TASC)                                                     6.000%     05/01/2043   $     1,496,381
--------------------------------------------------------------------------------------------------------------------
        100,000   CA Statewide Financing Authority Tobacco Settlement
                  (TASC)                                                     6.000      05/01/2043           106,504
--------------------------------------------------------------------------------------------------------------------
      4,070,000   CA Valley Health System COP                                6.875      05/15/2023         4,076,186
--------------------------------------------------------------------------------------------------------------------
      1,380,000   Lathrop, CA Special Tax Community Facilities
                  District No. 03-2                                          7.000      09/01/2033         1,439,947
--------------------------------------------------------------------------------------------------------------------
     13,000,000   Long Beach, CA Harbor 5                                    5.200      05/15/2027        13,700,505
--------------------------------------------------------------------------------------------------------------------
      5,700,000   Los Angeles, CA Regional Airports Improvement Corp.
                  (Air Canada)                                               8.750      10/01/2014         5,513,610
--------------------------------------------------------------------------------------------------------------------
      2,010,000   Los Angeles, CA Regional Airports Improvement Corp.
                  (American Airlines)                                        7.500      12/01/2024         2,319,138
--------------------------------------------------------------------------------------------------------------------
      1,685,000   Los Angeles, CA Regional Airports Improvement Corp.
                  (Continental Airlines)                                     5.650      08/01/2017         1,686,314
--------------------------------------------------------------------------------------------------------------------
      1,135,000   Los Angeles, CA Regional Airports Improvement Corp.
                  (Delta Airlines)                                           6.350      11/01/2025         1,125,534
--------------------------------------------------------------------------------------------------------------------
      9,660,000   Los Angeles, CA Regional Airports Improvement Corp.
                  (Delta-Continental Airlines)                               9.250      08/01/2024         9,690,526
--------------------------------------------------------------------------------------------------------------------
    115,975,000   Northern CA Tobacco Securitization Authority (TASC)        6.375 4    06/01/2045        12,539,217
--------------------------------------------------------------------------------------------------------------------
      2,200,000   San Diego County, CA COP                                   5.700      02/01/2028         2,208,492
--------------------------------------------------------------------------------------------------------------------
     45,440,000   Southern CA Tobacco Securitization Authority               5.125      06/01/2046        46,130,234
--------------------------------------------------------------------------------------------------------------------
    175,550,000   Southern CA Tobacco Securitization Authority               6.250 4    06/01/2046        16,227,842
--------------------------------------------------------------------------------------------------------------------
     41,325,000   Southern CA Tobacco Securitization Authority               6.400 4    06/01/2046         3,607,259
--------------------------------------------------------------------------------------------------------------------
    143,080,000   Southern CA Tobacco Securitization Authority               7.100 4    06/01/2046         9,632,146
--------------------------------------------------------------------------------------------------------------------
        125,000   Southern CA Tobacco Securitization Authority (TASC)        5.000      06/01/2037           126,099
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Stockton, CA Public Financing Authority, Series A          5.250      09/01/2031         3,189,090
--------------------------------------------------------------------------------------------------------------------
      2,860,000   Stockton, CA Public Financing Authority, Series A          5.250      09/01/2034         3,037,978
--------------------------------------------------------------------------------------------------------------------
      5,425,000   Temecula, CA Public Financing Authority Community
                  Facilities District (Roripaugh)                            5.450      09/01/2026         5,152,502
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Temecula, CA Public Financing Authority Community
                  Facilities District (Roripaugh)                            5.500      09/01/2036         3,763,840
--------------------------------------------------------------------------------------------------------------------
      2,680,000   Val Verde, CA Unified School District Special Tax          5.450      09/01/2036         2,792,614
                                                                                                     ---------------
                                                                                                         743,649,176

--------------------------------------------------------------------------------------------------------------------
COLORADO--3.4%
      1,000,000   Andonea, CO Metropolitan District No. 2                    6.125      12/01/2025         1,040,690
--------------------------------------------------------------------------------------------------------------------
      2,380,000   Andonea, CO Metropolitan District No. 3                    6.250      12/01/2035         2,478,841
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Arista, CO Metropolitan District                           6.750      12/01/2035         5,379,650
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Aurora, CO Single Tree Metropolitan District               5.500      11/15/2031         1,500,345
--------------------------------------------------------------------------------------------------------------------
      2,620,000   Beacon Point, CO Metropolitan District                     6.125      12/01/2025         2,788,728
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Beacon Point, CO Metropolitan District                     6.250      12/01/2035         2,136,100
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Castle Oaks, CO Metropolitan District                      6.000      12/01/2025         1,034,880


                 24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$     1,500,000   Castle Oaks, CO Metropolitan District                      6.125%     12/01/2035   $     1,549,395
--------------------------------------------------------------------------------------------------------------------
      5,920,000   Central Marksheffel, CO Metropolitan District              7.250      12/01/2029         6,387,976
--------------------------------------------------------------------------------------------------------------------
      1,500,000   CO Educational & Cultural Facilities Authority
                  (Banning Lewis Ranch Academy)                              6.125      12/15/2035         1,546,935
--------------------------------------------------------------------------------------------------------------------
        680,000   CO Educational & Cultural Facilities Authority
                  (Carbon Valley Academy Charter School)                     5.625      12/01/2036           669,786
--------------------------------------------------------------------------------------------------------------------
      2,475,000   CO Educational & Cultural Facilities Authority
                  (Inn at Auraria)                                           5.375      07/01/2015         2,504,948
--------------------------------------------------------------------------------------------------------------------
     24,295,000   CO Educational & Cultural Facilities Authority
                  (Inn at Auraria)                                           6.000      07/01/2042        24,831,434
--------------------------------------------------------------------------------------------------------------------
      2,000,000   CO Health Facilities Authority
                  (Christian Living Communities)                             5.750      01/01/2037         2,090,760
--------------------------------------------------------------------------------------------------------------------
        495,000   CO Hsg. & Finance Authority 1                              6.400      11/01/2024           506,128
--------------------------------------------------------------------------------------------------------------------
        750,000   CO Hsg. & Finance Authority 1                              6.450      04/01/2030           753,878
--------------------------------------------------------------------------------------------------------------------
        820,000   CO Hsg. & Finance Authority 1                              7.000      02/01/2030           860,910
--------------------------------------------------------------------------------------------------------------------
        175,000   CO Hsg. & Finance Authority                                7.050      04/01/2031           180,817
--------------------------------------------------------------------------------------------------------------------
        690,000   CO Hsg. & Finance Authority                                7.050      04/01/2031           711,466
--------------------------------------------------------------------------------------------------------------------
        735,000   CO Hsg. & Finance Authority 1                              7.250      10/01/2031           760,968
--------------------------------------------------------------------------------------------------------------------
        490,000   CO Hsg. & Finance Authority 1                              8.400      10/01/2021           518,151
--------------------------------------------------------------------------------------------------------------------
         15,000   CO Hsg. & Finance Authority (Single Family) 1              6.500      11/01/2029            15,334
--------------------------------------------------------------------------------------------------------------------
         45,000   CO Hsg. & Finance Authority (Single Family)                6.800      04/01/2030            45,634
--------------------------------------------------------------------------------------------------------------------
         84,000   CO Hsg. & Finance Authority (Single Family)                7.250      05/01/2027            84,640
--------------------------------------------------------------------------------------------------------------------
         10,000   CO Hsg. & Finance Authority (Single Family)                7.375      06/01/2026            10,293
--------------------------------------------------------------------------------------------------------------------
        435,000   CO Hsg. & Finance Authority, Series C-2 1                  6.600      08/01/2032           457,751
--------------------------------------------------------------------------------------------------------------------
        430,000   CO Hsg. & Finance Authority, Series C-2 1                  6.875      11/01/2028           435,779
--------------------------------------------------------------------------------------------------------------------
      2,950,000   CO International Center Metropolitan District No.3         6.500      12/01/2035         3,076,968
--------------------------------------------------------------------------------------------------------------------
        215,000   Colorado Springs, CO Utilities 1                           5.000      11/15/2043           222,678
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Copperleaf, CO Metropolitan District No. 2                 5.850      12/01/2026         1,031,900
--------------------------------------------------------------------------------------------------------------------
      1,850,000   Copperleaf, CO Metropolitan District No. 2                 5.950      12/01/2036         1,908,738
--------------------------------------------------------------------------------------------------------------------
      1,100,000   Crystal Crossing, CO Metropolitan District                 6.000      12/01/2036         1,136,520
--------------------------------------------------------------------------------------------------------------------
        120,000   Denver, CO City & County Airport                           5.000      11/15/2025           122,203
--------------------------------------------------------------------------------------------------------------------
      8,000,000   Denver, CO City & County Airport 5                         5.000      11/15/2025         8,438,720
--------------------------------------------------------------------------------------------------------------------
     18,795,000   Denver, CO City & County Airport Special Facilities
                  (United Air Lines)                                         6.875      10/01/2032        19,462,223
--------------------------------------------------------------------------------------------------------------------
     40,000,000   Denver, CO Convention Center Hotel Authority 5             5.000      12/01/2035        41,964,600
--------------------------------------------------------------------------------------------------------------------
      1,355,000   Denver, CO Urban Renewal Authority                         9.125      09/01/2017         1,373,171
--------------------------------------------------------------------------------------------------------------------
        475,000   Eagle County, CO Airport Terminal Corp.                    5.250      05/01/2020           483,317
--------------------------------------------------------------------------------------------------------------------
      1,335,000   Elbert & Highway 86, CO Metropolitan District              5.750      12/01/2036         1,326,403
--------------------------------------------------------------------------------------------------------------------
      2,475,000   Elkhorn Ranch, CO Metropolitan District                    6.375      12/01/2035         2,599,072
--------------------------------------------------------------------------------------------------------------------
        560,000   Fairplay, CO Sanitation District                           5.250      12/15/2031           548,167
--------------------------------------------------------------------------------------------------------------------
        700,000   Fallbrook, CO Metropolitan District                        5.625      12/01/2026           702,877


                 25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$     3,625,000   High Plains, CO Metropolitan District                      6.125%     12/01/2025   $     3,858,450
--------------------------------------------------------------------------------------------------------------------
      6,625,000   High Plains, CO Metropolitan District                      6.250      12/01/2035         7,075,831
--------------------------------------------------------------------------------------------------------------------
      3,725,000   Highline Business Improvement District (Littleton,
                  CO) 8,9                                                    5.250      12/15/2019         2,346,750
--------------------------------------------------------------------------------------------------------------------
      1,060,000   Horse Creek, CO Metropolitan District                      5.750      12/01/2036         1,051,679
--------------------------------------------------------------------------------------------------------------------
        500,000   Huntington Trails, CO Metropolitan District                6.250      12/01/2036           522,540
--------------------------------------------------------------------------------------------------------------------
      3,750,000   Lambertson Farms, CO Metropolitan District No. 1           6.100      12/01/2035         3,726,938
--------------------------------------------------------------------------------------------------------------------
      1,145,000   Liberty Ranch, CO Metropolitan District                    6.250      12/01/2036         1,194,865
--------------------------------------------------------------------------------------------------------------------
     11,000,000   Lincoln Park, CO Metropolitan District                     7.750      12/01/2026        11,978,230
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Murphy Creek, CO Metropolitan District No. 3               6.000      12/01/2026         3,132,360
--------------------------------------------------------------------------------------------------------------------
      9,060,000   Murphy Creek, CO Metropolitan District No. 3               6.125      12/01/2035         9,473,770
--------------------------------------------------------------------------------------------------------------------
      4,500,000   Northwest CO Metropolitan District No. 3                   6.125      12/01/2025         4,776,705
--------------------------------------------------------------------------------------------------------------------
      5,625,000   Northwest CO Metropolitan District No. 3                   6.250      12/01/2035         5,979,206
--------------------------------------------------------------------------------------------------------------------
     18,340,000   Park Valley, CO Water & Sanitation Metropolitan
                  District                                                   6.000 4    12/15/2017         9,684,804
--------------------------------------------------------------------------------------------------------------------
        850,000   Prairie Center, CO Metropolitan District No. 3             5.250      12/15/2021           858,101
--------------------------------------------------------------------------------------------------------------------
      1,250,000   Prairie Center, CO Metropolitan District No. 3             5.400      12/15/2031         1,263,350
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Prairie Center, CO Metropolitan District No. 3             5.400      12/15/2031         1,010,680
--------------------------------------------------------------------------------------------------------------------
      2,275,000   Regency, CO Metropolitan District                          5.750      12/01/2036         2,292,813
--------------------------------------------------------------------------------------------------------------------
      1,320,000   Silver Peaks, CO Metropolitan District No. 2               5.750      12/01/2036         1,311,499
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Sorrell Ranch, CO Metropolitan District                    5.750      12/01/2036         1,533,090
--------------------------------------------------------------------------------------------------------------------
      1,735,000   Sorrell Ranch, CO Metropolitan District                    6.750      12/15/2036         1,746,607
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Southlands, CO Medical District                            7.000      12/01/2024         1,105,370
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Southlands, CO Medical District                            7.125      12/01/2034         2,213,100
--------------------------------------------------------------------------------------------------------------------
        655,000   Todd Creek Farms, CO Metropolitan District No. 1           6.125      12/01/2019           687,724
--------------------------------------------------------------------------------------------------------------------
        695,000   Traditions, CO Metropolitan District No. 2                 5.750      12/01/2036           693,457
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Wheatlands, CO Metropolitan District                       6.125      12/01/2035         2,065,860
--------------------------------------------------------------------------------------------------------------------
        750,000   Woodmen Heights, CO Metropolitan District No. 1            6.750      12/01/2020           794,063
--------------------------------------------------------------------------------------------------------------------
     12,250,000   Woodmen Heights, CO Metropolitan District No. 1            7.000      12/01/2030        13,178,183
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Wyndham Hill, CO Metropolitan District                     6.250      12/01/2025         1,048,620
--------------------------------------------------------------------------------------------------------------------
      2,450,000   Wyndham Hill, CO Metropolitan District                     6.375      12/01/2035         2,572,819
                                                                                                     ---------------
                                                                                                         244,857,238

--------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.6%
         50,000   CT Devel. Authority (Aquarion Water Company
                  of Connecticut)                                            6.000      09/01/2036            51,068
--------------------------------------------------------------------------------------------------------------------
         76,556   CT Devel. Authority (East Hills Woods)                     7.750      11/01/2017            76,544
--------------------------------------------------------------------------------------------------------------------
      1,500,000   CT Devel. Authority Airport Facility (Learjet) 1           7.950      04/01/2026         1,805,865
--------------------------------------------------------------------------------------------------------------------
        105,000   CT Devel. Authority Pollution Control
                  (Connecticut Light & Power Company)                        5.850      09/01/2028           110,227
--------------------------------------------------------------------------------------------------------------------
      4,490,000   CT Devel. Authority Pollution Control
                  (Connecticut Light & Power Company) 1                      5.950      09/01/2028         4,693,711


                 26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
CONNECTICUT Continued
$    15,590,000   CT Devel. Authority Pollution Control
                  (Western Massachusetts Electric Company)                   5.850%     09/01/2028   $    16,365,603
--------------------------------------------------------------------------------------------------------------------
        110,000   CT H&EFA (Bridgeport Hospital/Bridgeport Hospital
                  Foundation Obligated Group)                                6.500      07/01/2012           112,376
--------------------------------------------------------------------------------------------------------------------
        135,000   CT H&EFA (Windham Community Memorial Hospital)             6.000      07/01/2020           137,210
--------------------------------------------------------------------------------------------------------------------
         80,000   CT HFA                                                     6.300      11/15/2017            81,882
--------------------------------------------------------------------------------------------------------------------
      8,995,000   CT Resource Recovery Authority
                  (Browning-Ferris Industries) 1                             6.450      11/15/2022         9,145,217
--------------------------------------------------------------------------------------------------------------------
      2,975,000   Georgetown, CT Special Taxing District                     5.125      10/01/2036         2,943,465
--------------------------------------------------------------------------------------------------------------------
      3,750,000   Mashantucket, CT Western Pequot Tribe, Series B            5.500      09/01/2036         3,951,075
--------------------------------------------------------------------------------------------------------------------
      1,305,000   New Britain, CT Senior Citizens Hsg.
                  (Nathan Hale Apartments)                                   6.875      07/01/2024         1,354,995
--------------------------------------------------------------------------------------------------------------------
         15,000   West Haven, CT Hsg. Authority
                  (Meadow Landing Apartments)                                6.000      01/01/2028            15,480
                                                                                                     ---------------
                                                                                                          40,844,718

--------------------------------------------------------------------------------------------------------------------
DELAWARE--0.0%
      1,810,000   DE EDA (General Motors Corp.)                              5.600      04/01/2009         1,806,525
--------------------------------------------------------------------------------------------------------------------
        140,000   DE EDA (Peninsula United Methodist Homes)                  6.300      05/01/2022           143,133
--------------------------------------------------------------------------------------------------------------------
        275,000   DE Hsg. Authority (Multifamily Mtg.)                       7.000      05/01/2025           272,668
--------------------------------------------------------------------------------------------------------------------
         15,000   DE Hsg. Authority (Single Family Mtg.)                     6.000      07/01/2018            15,254
--------------------------------------------------------------------------------------------------------------------
        200,000   New Castle County, DE Pollution Control
                  (General Motors Corp.)                                     7.000 10   10/01/2008           200,000
--------------------------------------------------------------------------------------------------------------------
         25,000   Wilmington, DE GO                                          6.200      10/01/2016            25,544
                                                                                                     ---------------
                                                                                                           2,463,124

--------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--4.1%
        110,000   District of Columbia HFA (Benning Road Apartments)         6.300      01/01/2012           110,361
--------------------------------------------------------------------------------------------------------------------
     10,380,000   District of Columbia HFA (Shipley Park Apartments) 5       4.800      06/01/2038        10,483,073
--------------------------------------------------------------------------------------------------------------------
        130,000   District of Columbia Tobacco Settlement Financing
                  Corp.                                                      6.250      05/15/2024           139,874
--------------------------------------------------------------------------------------------------------------------
     10,290,000   District of Columbia Tobacco Settlement Financing
                  Corp. 1                                                    6.500      05/15/2033        12,291,199
--------------------------------------------------------------------------------------------------------------------
     32,680,000   District of Columbia Tobacco Settlement Financing
                  Corp.                                                      6.750      05/15/2040        36,061,726
--------------------------------------------------------------------------------------------------------------------
    435,000,000   District of Columbia Tobacco Settlement Financing
                  Corp. (TASC)                                               6.250 4    06/15/2046        40,559,400
--------------------------------------------------------------------------------------------------------------------
  1,348,680,000   District of Columbia Tobacco Settlement Financing
                  Corp. (TASC)                                               6.873 4    06/15/2055        53,610,030
--------------------------------------------------------------------------------------------------------------------
  1,055,000,000   District of Columbia Tobacco Settlement Financing
                  Corp. (TASC)                                               7.250 4    06/15/2055        34,909,950
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Metropolitan Washington D.C. Airport Authority,
                  Series A 5                                                 5.000      10/01/2035         5,213,925
--------------------------------------------------------------------------------------------------------------------
     16,400,000   Metropolitan Washington D.C. Airport Authority,
                  Series A 5                                                 5.000      10/01/2035        17,167,110
--------------------------------------------------------------------------------------------------------------------
      8,220,000   Metropolitan Washington D.C. Airport Authority,
                  Series A 5                                                 5.125      10/01/2029         8,574,570
--------------------------------------------------------------------------------------------------------------------
      1,750,000   Metropolitan Washington D.C. Airport Authority,
                  Series A 5                                                 5.250      10/01/2020         1,806,131
--------------------------------------------------------------------------------------------------------------------
     12,270,000   Metropolitan Washington D.C. Airport Authority,
                  Series A 5                                                 5.250      10/01/2020        12,663,560


                 27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA Continued
$    12,300,000   Metropolitan Washington D.C. Airport Authority,
                  Series A 5                                                 5.250%     10/01/2020   $    12,694,523
--------------------------------------------------------------------------------------------------------------------
     42,300,000   Metropolitan Washington D.C. Airport Authority,
                  Series A 5                                                 5.250      10/01/2032        43,331,264
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Metropolitan Washington D.C. Airport Authority,
                  Series B 5                                                 5.000      10/01/2034         5,192,150
                                                                                                     ---------------
                                                                                                         294,808,846

--------------------------------------------------------------------------------------------------------------------
FLORIDA--12.1%
      1,320,000   Aberdeen, FL Community Devel. District                     5.250      11/01/2015         1,313,123
--------------------------------------------------------------------------------------------------------------------
        545,000   Aberdeen, FL Community Devel. District                     5.500      11/01/2011           543,283
--------------------------------------------------------------------------------------------------------------------
      4,765,000   Aberdeen, FL Community Devel. District                     5.500      05/01/2036         4,831,329
--------------------------------------------------------------------------------------------------------------------
        210,000   Alachua County, FL Health Facilities Authority
                  (Shands Teaching Hospital and Clinics) 1                   5.800      12/01/2026           214,477
--------------------------------------------------------------------------------------------------------------------
      1,895,000   Amelia Walk, FL Community Devel. District
                  Special Assessment                                         5.500      05/01/2037         1,927,120
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Arborwood, FL Community Devel. District (Centex
                  Homes)                                                     5.250      05/01/2016         4,050,840
--------------------------------------------------------------------------------------------------------------------
      4,255,000   Arlington Ridge, FL Community Devel. District              5.500      05/01/2036         4,320,825
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Ave Maria Stewardship, FL Community Devel. District        4.800      11/01/2012         2,009,440
--------------------------------------------------------------------------------------------------------------------
      2,250,000   Ave Maria Stewardship, FL Community Devel. District        5.125      05/01/2038         2,256,885
--------------------------------------------------------------------------------------------------------------------
      2,250,000   Avelar Creek, FL Community Devel. District                 5.375      05/01/2036         2,249,798
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Bahia Lakes, FL Community Devel. District                  5.450      05/01/2037         1,002,430
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Bartram Park, FL Community Devel. District                 5.300      05/01/2035         2,010,720
--------------------------------------------------------------------------------------------------------------------
        885,000   Baywinds, FL Community Devel. District                     5.250      05/01/2037           875,000
--------------------------------------------------------------------------------------------------------------------
      2,200,000   Beacon, FL Tradeport Community Devel. District             7.250      05/01/2033         2,382,424
--------------------------------------------------------------------------------------------------------------------
     11,000,000   Beacon, FL Tradeport Community Devel. District 5           5.625      05/01/2032        11,888,800
--------------------------------------------------------------------------------------------------------------------
      9,955,000   Bella Verde, FL Golf Community Devel. District             4.800      12/18/2007         9,930,312
--------------------------------------------------------------------------------------------------------------------
      7,625,000   Bonnet Creek, FL Resort Community Devel.
                  District Special Assessment                                7.500      05/01/2034         8,388,796
--------------------------------------------------------------------------------------------------------------------
         75,000   Broward County, FL Educational Facilities Authority
                  (Pompano Oaks Apartments)                                  6.000      12/01/2027            76,769
--------------------------------------------------------------------------------------------------------------------
     10,000,000   Broward County, FL Educational Facilities Authority
                  (Nova Southeastern University) 5                           5.000      04/01/2036        10,421,200
--------------------------------------------------------------------------------------------------------------------
         25,000   Broward County, FL HFA (Cross Keys Apartments)             5.750      10/01/2028            25,523
--------------------------------------------------------------------------------------------------------------------
     12,475,000   Broward County, FL HFA (Pembroke Village
                  Apartments)                                                7.000      06/01/2046        12,472,630
--------------------------------------------------------------------------------------------------------------------
         15,000   Broward County, FL HFA (Stirling Apartments)               5.600      10/01/2018            15,310
--------------------------------------------------------------------------------------------------------------------
        125,000   Broward County, FL HFA (Stirling Apartments)               5.750      04/01/2038           128,749
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Chapel Creek, FL Community Devel. District
                  Special Assessment                                         5.200      05/01/2011         2,519,025
--------------------------------------------------------------------------------------------------------------------
      3,665,000   Chapel Creek, FL Community Devel. District
                  Special Assessment                                         5.250      05/01/2015         3,697,655
--------------------------------------------------------------------------------------------------------------------
     12,595,000   Chapel Creek, FL Community Devel. District
                  Special Assessment                                         5.500      05/01/2038        12,808,485


                 28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$    19,840,000   Clearwater Cay, FL Community Devel. District               5.500%     05/01/2037   $    20,183,430
--------------------------------------------------------------------------------------------------------------------
         55,000   Collier County, FL IDA (Allete)                            6.500      10/01/2025            55,650
--------------------------------------------------------------------------------------------------------------------
      2,580,000   Connerton West, FL Community Devel. District 3             5.125      05/01/2016         2,591,120
--------------------------------------------------------------------------------------------------------------------
      4,370,000   Connerton West, FL Community Devel. District               5.400      05/01/2038         4,420,342
--------------------------------------------------------------------------------------------------------------------
      7,520,000   Cordoba Ranch, FL Community Devel. District
                  Special Assessment                                         5.550      05/01/2037         7,707,925
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Creekside, FL Community Devel. District                    5.200      05/01/2038         1,009,020
--------------------------------------------------------------------------------------------------------------------
      1,130,000   Crestview II, FL Community Devel. District
                  Special Assessment                                         5.600      05/01/2037         1,162,341
--------------------------------------------------------------------------------------------------------------------
      9,685,000   Cypress Creek of Hillsborough County, FL
                  Community Devel. District                                  5.350      05/01/2037         9,725,774
--------------------------------------------------------------------------------------------------------------------
        735,000   Dade County, FL Aviation (Miami International Airport) 1   5.750      10/01/2026           750,604
--------------------------------------------------------------------------------------------------------------------
         20,000   Dade County, FL Aviation, Series A                         5.750      10/01/2011            20,425
--------------------------------------------------------------------------------------------------------------------
        305,000   Dade County, FL Aviation, Series A 1                       5.750      10/01/2018           311,475
--------------------------------------------------------------------------------------------------------------------
         45,000   Dade County, FL HFA (Golden Lakes Apartments)              6.050      11/01/2039            45,643
--------------------------------------------------------------------------------------------------------------------
         25,000   Dade County, FL HFA (Siesta Pointe Apartments)             5.750      09/01/2029            25,382
--------------------------------------------------------------------------------------------------------------------
         25,000   Dade County, FL IDA (Florida Club Care)                    6.600      01/20/2018            25,053
--------------------------------------------------------------------------------------------------------------------
      1,915,000   Dade County, FL IDA (Miami Cerebral Palsy Residence)       8.000      06/01/2022         1,939,206
--------------------------------------------------------------------------------------------------------------------
         50,000   Dade County, FL Res Rec                                    5.500      10/01/2013            50,960
--------------------------------------------------------------------------------------------------------------------
      3,295,000   Durbin Crossing, FL Community Devel. District
                  Special Assessment                                         5.250      11/01/2015         3,282,150
--------------------------------------------------------------------------------------------------------------------
      4,200,000   Escambia County, FL Environmental Improvement
                  (International Paper Company)                              5.000      08/01/2026         4,237,842
--------------------------------------------------------------------------------------------------------------------
      8,720,000   Fiddlers Creek, FL Community Devel. District
                  No. 2 Special Assessment                                   6.000      05/01/2038         9,278,778
--------------------------------------------------------------------------------------------------------------------
      1,250,000   FL Capital Projects Finance Authority
                  (Waste Corp. of America)                                   9.000      09/01/2020         1,250,675
--------------------------------------------------------------------------------------------------------------------
         50,000   FL Capital Projects Finance Authority CCRC
                  (Glenridge on Palmer Ranch)                                7.625      06/01/2032            53,802
--------------------------------------------------------------------------------------------------------------------
      8,485,000   FL Capital Projects Finance Authority CCRC
                  (Glenridge on Palmer Ranch)                                8.000      06/01/2032        10,074,665
--------------------------------------------------------------------------------------------------------------------
     26,200,000   FL Capital Trust Agency (AHF Florida LLC)                  8.125      10/01/2038        27,492,970
--------------------------------------------------------------------------------------------------------------------
      3,085,000   FL Capital Trust Agency (American Opportunity) 1           5.750      06/01/2023         3,149,168
--------------------------------------------------------------------------------------------------------------------
      2,000,000   FL Capital Trust Agency (American Opportunity) 1           5.875      06/01/2038         2,046,740
--------------------------------------------------------------------------------------------------------------------
        980,000   FL Capital Trust Agency (American Opportunity)             7.250      06/01/2038         1,021,797
--------------------------------------------------------------------------------------------------------------------
        710,000   FL Capital Trust Agency (American Opportunity)             8.250      12/01/2038           732,912
--------------------------------------------------------------------------------------------------------------------
      7,135,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)         6.000      07/01/2040         7,184,374
--------------------------------------------------------------------------------------------------------------------
     13,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)         8.000      07/01/2040        12,976,080
--------------------------------------------------------------------------------------------------------------------
     24,600,000   FL Capital Trust Agency (Seminole Tribe Convention)        8.950      10/01/2033        30,108,678
--------------------------------------------------------------------------------------------------------------------
      2,000,000   FL City Center Community Devel. District                   6.125      05/01/2036         2,056,620
--------------------------------------------------------------------------------------------------------------------
         25,000   FL HFA (Crossings Indian Run Apartments)                   6.200      12/01/2036            25,521


                 29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$        10,000   FL HFA (Hsg. Partners of Panama City)                      5.700%     05/01/2037   $        10,197
--------------------------------------------------------------------------------------------------------------------
         35,000   FL HFA (Landings Boot Ranch)                               6.100      11/01/2035            35,796
--------------------------------------------------------------------------------------------------------------------
          5,000   FL HFA (Mariner Club Apartments), Series K-1               6.375      09/01/2036             5,108
--------------------------------------------------------------------------------------------------------------------
      4,905,000   FL HFA (St. Cloud Village Associates) 1                    5.950      02/01/2030         5,009,575
--------------------------------------------------------------------------------------------------------------------
         50,000   FL HFA (Stoddert Arms Apartments)                          6.250      09/01/2026            51,050
--------------------------------------------------------------------------------------------------------------------
         25,000   FL HFA (Turtle Creek Apartments)                           6.150      05/01/2026            25,392
--------------------------------------------------------------------------------------------------------------------
         25,000   FL HFA (Vizcaya Villas)                                    6.125      12/01/2021            25,479
--------------------------------------------------------------------------------------------------------------------
         60,000   FL HFA (Vizcaya Villas)                                    6.200      12/01/2028            61,145
--------------------------------------------------------------------------------------------------------------------
         15,000   FL HFA (Wentworth Apartments)                              5.450      10/01/2037            15,280
--------------------------------------------------------------------------------------------------------------------
        100,000   FL HFC (Ashton Point Apartments)                           5.750      07/01/2036           103,513
--------------------------------------------------------------------------------------------------------------------
        110,000   FL HFC (Crossing at University Apartments)                 5.250      12/01/2038           112,189
--------------------------------------------------------------------------------------------------------------------
        100,000   FL HFC (Heron Cove Apartments)                             5.150      11/01/2029           102,602
--------------------------------------------------------------------------------------------------------------------
     10,000,000   FL HFC (Homeowner Mtg.) 1                                  5.050      07/01/2026        10,329,400
--------------------------------------------------------------------------------------------------------------------
     24,660,000   FL HFC (Homeowner Mtg.) 1                                  5.150      07/01/2037        25,463,423
--------------------------------------------------------------------------------------------------------------------
         50,000   FL HFC (Reserve at Kanapaha)                               5.700      07/01/2037            51,058
--------------------------------------------------------------------------------------------------------------------
         15,000   FL HFC (Sable Chase Associates)                            5.875      11/01/2036            15,789
--------------------------------------------------------------------------------------------------------------------
         10,000   FL HFC (Stonebridge Landings Apartments)                   5.200      08/01/2031            10,199
--------------------------------------------------------------------------------------------------------------------
         10,000   FL HFC (Sundance Pointe Associates)                        5.850      02/01/2037            10,366
--------------------------------------------------------------------------------------------------------------------
      2,595,000   FL HFC (Tallahassee Augustine Club Apartments)             8.250      10/01/2030         2,672,253
--------------------------------------------------------------------------------------------------------------------
      5,150,000   FL HFC (Westchase Apartments)                              6.610      07/01/2038         5,284,518
--------------------------------------------------------------------------------------------------------------------
        835,000   FL Ports Financing Commission                              5.375      06/01/2027           846,623
--------------------------------------------------------------------------------------------------------------------
     12,425,000   Forest Creek, FL Community Devel. District                 5.450      05/01/2036        12,559,563
--------------------------------------------------------------------------------------------------------------------
     18,340,000   Glades, FL Correctional Devel. Corp.
                  (Glades County Detention)                                  7.375      03/01/2030        19,340,447
--------------------------------------------------------------------------------------------------------------------
        665,000   Grand Haven, FL Community Devel.
                  District Special Assessment, Series B                      6.900      05/01/2019           666,037
--------------------------------------------------------------------------------------------------------------------
      5,995,000   Greater Lakes/Sawgrass Bay, FL Community Devel. District   5.500      05/01/2038         6,107,826
--------------------------------------------------------------------------------------------------------------------
        150,000   Greater Orlando, FL Aviation Authority                     5.125      10/01/2015           152,418
--------------------------------------------------------------------------------------------------------------------
      6,445,000   Greater Orlando, FL Aviation Authority
                  (JetBlue Airways Corp.)                                    6.375      11/15/2026         6,931,211
--------------------------------------------------------------------------------------------------------------------
     14,865,000   Greater Orlando, FL Aviation Authority
                  (JetBlue Airways Corp.)                                    6.500      11/15/2036        16,032,051
--------------------------------------------------------------------------------------------------------------------
        150,000   Gulf Breeze, FL GO 1                                       5.900      12/01/2015           151,749
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Heritage Plantation, FL Community Devel. District          5.100      11/01/2013         2,013,000
--------------------------------------------------------------------------------------------------------------------
      3,580,000   Heritage Plantation, FL Community Devel. District          5.400      05/01/2037         3,612,113
--------------------------------------------------------------------------------------------------------------------
        975,000   Highland Meadows, FL Community Devel. District
                  Special Assessment, Series A                               5.500      05/01/2036           991,526
--------------------------------------------------------------------------------------------------------------------
      4,185,000   Highlands, FL Community Devel. District                    5.550      05/01/2036         4,288,914
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Hillsborough County, FL IDA (National Gypsum Company)      7.125      04/01/2030         2,191,520
--------------------------------------------------------------------------------------------------------------------
      9,250,000   Hillsborough County, FL IDA (Senior Care Group)            6.700      07/01/2021         9,511,775
--------------------------------------------------------------------------------------------------------------------
      6,100,000   Hillsborough County, FL IDA (Senior Care Group)            6.750      07/01/2029         6,257,014


                 30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     3,000,000   Jacksonville, FL EDC (Met Packaging Solutions)             5.500%     10/01/2030   $     3,229,860
--------------------------------------------------------------------------------------------------------------------
     18,000,000   Jacksonville, FL Health Facilities Authority
                  (Ascension Health) 5                                       5.250      11/15/2032        18,829,170
--------------------------------------------------------------------------------------------------------------------
        275,000   Jacksonville, FL Water & Sewage (United Waterworks)        6.350      08/01/2025           278,275
--------------------------------------------------------------------------------------------------------------------
        750,000   K-Bar Ranch, FL Community Devel. District
                  Special Assessment                                         5.450      05/01/2036           756,713
--------------------------------------------------------------------------------------------------------------------
      1,210,000   Keys Cove, FL Community Devel. District                    5.875      05/01/2035         1,277,905
--------------------------------------------------------------------------------------------------------------------
      3,410,000   Lakeland, FL Hospital System
                  (Lakeland Regional Health System)                          5.000      11/15/2026         3,533,988
--------------------------------------------------------------------------------------------------------------------
      6,500,000   Landmark at Doral, FL Community Devel.
                  District Special Assessment                                5.200      05/01/2015         6,575,530
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Landmark at Doral, FL Community Devel.
                  District Special Assessment                                5.500      05/01/2038         3,055,230
--------------------------------------------------------------------------------------------------------------------
        485,000   Largo, FL Sun Coast Health System (Sun Coast Hospital)     6.200      03/01/2013           464,853
--------------------------------------------------------------------------------------------------------------------
         85,000   Lee County, FL HFA (Single Family Mtg.)                    7.200      03/01/2033            86,328
--------------------------------------------------------------------------------------------------------------------
        175,000   Lee County, FL Passenger Facility                          5.000      10/01/2018           175,821
--------------------------------------------------------------------------------------------------------------------
        100,000   Leon County, FL Educational Facilities Authority
                  (Southgate Residence Hall)                                 6.750      09/01/2028           103,268
--------------------------------------------------------------------------------------------------------------------
      1,740,000   Madison County, FL Mtg. (Twin Oaks)                        6.000      07/01/2025         1,799,908
--------------------------------------------------------------------------------------------------------------------
      2,940,000   Magnolia West, FL Community Devel. District
                  Special Assessment                                         5.350      05/01/2037         2,945,057
--------------------------------------------------------------------------------------------------------------------
        190,000   Manatee County, FL HFA (Single Family Mtg.)                7.000      11/01/2027           194,372
--------------------------------------------------------------------------------------------------------------------
     14,190,000   Martin County, FL IDA (Indiantown Cogeneration)            7.875      12/15/2025        14,338,995
--------------------------------------------------------------------------------------------------------------------
        720,000   Martin County, FL IDA (Indiantown Cogeneration)            8.050      12/15/2025           728,662
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Mediterranea, FL Community Devel. District
                  Special Assessment                                         5.600      05/01/2037         1,028,620
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Miami Beach, FL Health Facilities Authority
                  (Mt. Sinai Medical Center)                                 6.700      11/15/2019         1,094,180
--------------------------------------------------------------------------------------------------------------------
        500,000   Miami Beach, FL Health Facilities Authority
                  (Mt. Sinai Medical Center)                                 6.800      11/15/2031           553,385
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Miami, FL Health Facilities Authority                      6.625 6    08/15/2015         2,002,380
                  (Mercy Hospital) IRS
--------------------------------------------------------------------------------------------------------------------
        175,000   Miami-Dade County, FL Aviation                             5.000      10/01/2028           178,287
--------------------------------------------------------------------------------------------------------------------
     10,195,000   Miami-Dade County, FL Aviation                             5.000      10/01/2033        10,487,902
--------------------------------------------------------------------------------------------------------------------
        235,000   Miami-Dade County, FL Aviation                             5.050      10/01/2036           242,551
--------------------------------------------------------------------------------------------------------------------
         30,000   Miami-Dade County, FL Aviation
                  (Miami International Airport)                              5.000      10/01/2033            30,994
--------------------------------------------------------------------------------------------------------------------
      7,300,000   Miami-Dade County, FL Aviation
                  (Miami International Airport) 5                            5.000      10/01/2030         7,602,512
--------------------------------------------------------------------------------------------------------------------
     10,000,000   Miami-Dade County, FL Aviation
                  (Miami International Airport) 5                            5.000      10/01/2030        10,414,400
--------------------------------------------------------------------------------------------------------------------
     70,160,000   Miami-Dade County, FL Aviation
                  (Miami International Airport) 5                            5.000      10/01/2037        73,109,738
--------------------------------------------------------------------------------------------------------------------
     35,590,000   Miami-Dade County, FL Aviation
                  (Miami International Airport) 5                            5.000      10/01/2038        37,034,370
--------------------------------------------------------------------------------------------------------------------
        700,000   Mira Lago West, FL Community Devel. District               5.375      05/01/2036           702,471
--------------------------------------------------------------------------------------------------------------------
      7,075,000   Miromar Lakes, FL Community Devel. District                6.875      05/01/2035         7,989,373
--------------------------------------------------------------------------------------------------------------------
     15,450,000   Montecito, FL Community Devel. District                    5.100      05/01/2013        15,465,141


                 31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     3,790,000   Montecito, FL Community Devel. District                    5.500%     05/01/2037   $     3,848,631
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Monterra, FL Community Devel. District Special Assessment  5.500      05/01/2036         3,046,410
--------------------------------------------------------------------------------------------------------------------
      4,250,000   Myrtle Creek, FL Improvement District Special Assessment   5.200      05/01/2037         4,254,293
--------------------------------------------------------------------------------------------------------------------
      1,555,000   New Port Tampa Bay, FL Community Devel. District           5.300      11/01/2012         1,573,676
--------------------------------------------------------------------------------------------------------------------
     24,700,000   New Port Tampa Bay, FL Community Devel. District           5.875      05/01/2038        25,533,872
--------------------------------------------------------------------------------------------------------------------
      3,480,000   New River, FL Community Devel. District                    5.000      05/01/2013         3,455,257
--------------------------------------------------------------------------------------------------------------------
        365,000   New River, FL Community Devel. District                    5.350      05/01/2038           361,412
--------------------------------------------------------------------------------------------------------------------
         10,000   North Broward, FL Hospital District                        5.375      01/15/2024            10,110
--------------------------------------------------------------------------------------------------------------------
      1,000,000   North Miami, FL Health Facilities Authority
                  (CHS/SJRNC Obligated Group)                                6.000      08/15/2016         1,027,120
--------------------------------------------------------------------------------------------------------------------
      1,445,000   Oak Creek, FL Community Devel. District
                  Special Assessment                                         5.800      05/01/2035         1,505,199
--------------------------------------------------------------------------------------------------------------------
      1,535,000   Orange County, FL Health Facilities Authority
                  (GF Orlando/CFGH Obligated Group)                          8.875      07/01/2021         1,706,782
--------------------------------------------------------------------------------------------------------------------
      3,200,000   Orange County, FL Health Facilities Authority
                  (GF Orlando/CFGH Obligated Group)                          9.000      07/01/2031         3,566,496
--------------------------------------------------------------------------------------------------------------------
      2,625,000   Orange County, FL HFA                                      5.150      03/01/2037         2,717,689
--------------------------------------------------------------------------------------------------------------------
      6,020,000   Orange County, FL HFA (Dunwoodie Apartments)               6.500      07/01/2035         6,166,467
--------------------------------------------------------------------------------------------------------------------
      1,755,000   Orange County, FL HFA (Seminole Pointe)                    5.800      06/01/2032         1,827,166
--------------------------------------------------------------------------------------------------------------------
      3,750,000   Palm Bay, FL Educational Facilities
                  (Patriot Charter School)                                   7.000      07/01/2036         4,117,950
--------------------------------------------------------------------------------------------------------------------
         45,000   Palm Beach County, FL HFA (Chelsea Commons)                5.900      06/01/2029            45,261
--------------------------------------------------------------------------------------------------------------------
         45,000   Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)        6.100      08/01/2029            45,275
--------------------------------------------------------------------------------------------------------------------
        685,000   Palm Beach County, FL Multifamily
                  (Boynton Apartments) 8,11                                  8.000      01/01/2014           433,283
--------------------------------------------------------------------------------------------------------------------
      4,375,000   Palm Coast Park, FL Community Devel.
                  District Special Assessment                                5.700      05/01/2037         4,477,113
--------------------------------------------------------------------------------------------------------------------
        975,000   Palm Glades, FL Community Devel. District                  5.300      05/01/2036           979,514
--------------------------------------------------------------------------------------------------------------------
      1,850,000   Palm River, FL Community Devel. District 3                 5.150      05/01/2013         1,854,255
--------------------------------------------------------------------------------------------------------------------
      1,050,000   Palm River, FL Community Devel. District 3                 5.375      05/01/2036         1,053,602
--------------------------------------------------------------------------------------------------------------------
         75,000   Panther Trace, FL Community Devel. District                7.250      05/01/2033            83,114
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Parkway Center, FL Community Devel. District, Series A     6.300      05/01/2034         1,610,205
--------------------------------------------------------------------------------------------------------------------
      3,425,000   Paseo, FL Community Devel. District                        5.000      02/01/2011         3,416,061
--------------------------------------------------------------------------------------------------------------------
      2,750,000   Pine Ridge Plantation, FL Community Devel. District        5.400      05/01/2037         2,739,578
--------------------------------------------------------------------------------------------------------------------
      2,325,000   Pinellas County, FL HFA (Single Family Hsg.)               5.000      03/01/2038         2,357,620
--------------------------------------------------------------------------------------------------------------------
      1,105,000   Pinellas County, FL HFA (Single Family Hsg.)               5.000      03/01/2048         1,115,089
--------------------------------------------------------------------------------------------------------------------
        800,000   Pinellas County, FL HFA (Single Family Hsg.)               5.250      03/01/2038           804,448
--------------------------------------------------------------------------------------------------------------------
        560,000   Pinellas County, FL HFA (Single Family Hsg.)               5.300      09/01/2021           578,822
--------------------------------------------------------------------------------------------------------------------
        145,000   Polk County, FL IDA Solid Waste Disposal
                  (Tampa Electric Company)                                   5.850      12/01/2030           148,086
--------------------------------------------------------------------------------------------------------------------
        100,000   Polk County, FL IDA Solid Waste Disposal
                  (Tampa Electric Company)                                   5.850      12/01/2030           102,135


                 32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     6,250,000   Portico, FL Community Devel. District                      5.450%     05/01/2037   $     6,342,438
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Portofino Isles, FL Community Devel. District
                  (Portofino Court)                                          5.600      05/01/2036         3,078,390
--------------------------------------------------------------------------------------------------------------------
      2,585,000   Portofino Vista, FL Community Devel. District              5.000      05/01/2013         2,574,660
--------------------------------------------------------------------------------------------------------------------
        500,000   Renaissance Commons, FL Community Devel.
                  District, Series A                                         5.600      05/01/2036           513,065
--------------------------------------------------------------------------------------------------------------------
      1,750,000   Reunion East, FL Community Devel. District                 5.800      05/01/2036         1,823,745
--------------------------------------------------------------------------------------------------------------------
     10,000,000   Reunion East, FL Community Devel. District, Series A       7.375      05/01/2033        11,119,300
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Reunion West, FL Community Devel. District
                  Special Assessment                                         6.250      05/01/2036         2,120,400
--------------------------------------------------------------------------------------------------------------------
      7,890,000   River Glen, FL Community Devel. District
                  Special Assessment                                         5.450      05/01/2038         7,977,816
--------------------------------------------------------------------------------------------------------------------
      2,795,000   Riverwood Estates, FL Community Devel.
                  District Special Assessment                                5.350      05/01/2037         2,744,997
--------------------------------------------------------------------------------------------------------------------
      2,580,000   Rolling Hills, FL Community Devel. District                5.125      11/01/2013         2,585,624
--------------------------------------------------------------------------------------------------------------------
      6,000,000   Rolling Hills, FL Community Devel. District                5.450      05/01/2037         6,093,120
--------------------------------------------------------------------------------------------------------------------
      1,105,000   Sanford, FL Airport Facilities Authority
                  (Central Florida Terminals)                                7.500      05/01/2021         1,129,244
--------------------------------------------------------------------------------------------------------------------
      2,145,000   Sarasota, FL Health Facility Authority
                  (SPS/SHS/SR Obligated Group)                               6.000      05/15/2010         2,179,470
--------------------------------------------------------------------------------------------------------------------
      4,475,000   Seminole County, FL IDA (Progressive Health)               7.500      03/01/2035         4,660,802
--------------------------------------------------------------------------------------------------------------------
      6,000,000   Shingle Creek, FL Community Devel. District                6.100      05/01/2025         6,369,360
--------------------------------------------------------------------------------------------------------------------
      7,250,000   Shingle Creek, FL Community Devel. District                6.125      05/01/2037         7,655,058
--------------------------------------------------------------------------------------------------------------------
        965,000   South Bay, FL Community Devel. District                    5.125      11/01/2009           968,107
--------------------------------------------------------------------------------------------------------------------
      3,100,000   St. Johns County, FL IDA (Glenmoor Health Care)            5.375      01/01/2040         3,154,095
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Stonebrier, FL Community Devel. District                   5.500      05/01/2037         2,033,900
--------------------------------------------------------------------------------------------------------------------
     14,780,000   Tern Bay, FL Community Devel. District                     5.375      05/01/2037        14,822,714
--------------------------------------------------------------------------------------------------------------------
      2,965,000   Town Center, FL at Palm Coast Community Devel. District    6.000      05/01/2036         3,091,013
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Verandah East, FL Community Devel. District                5.400      05/01/2037         1,530,075
--------------------------------------------------------------------------------------------------------------------
      1,790,000   Villa Portofino West, FL Community Devel. District         5.350      05/01/2036         1,798,270
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Villages of Westport, FL Community Devel. District         5.700      05/01/2035         2,044,580
--------------------------------------------------------------------------------------------------------------------
      1,395,000   Waterford Estates, FL Community Devel.
                  District Special Assessment                                5.125      05/01/2013         1,407,499
--------------------------------------------------------------------------------------------------------------------
      3,400,000   Waterford Estates, FL Community Devel.
                  District Special Assessment                                5.500      05/01/2037         3,438,998
--------------------------------------------------------------------------------------------------------------------
      7,160,000   Waters Edge, FL Community Devel. District                  5.350      05/01/2039         7,234,822
--------------------------------------------------------------------------------------------------------------------
      3,025,000   Waters Edge, FL Community Devel. District                  5.400      05/01/2039         3,056,551
--------------------------------------------------------------------------------------------------------------------
     10,620,000   Wentworth Estates, FL Community Devel. District            5.625      05/01/2037        10,921,608
--------------------------------------------------------------------------------------------------------------------
      1,000,000   West Villages, FL Improvement District                     5.500      05/01/2037         1,006,830
--------------------------------------------------------------------------------------------------------------------
      5,000,000   West Villages, FL Improvement District                     5.800      05/01/2036         5,212,050
--------------------------------------------------------------------------------------------------------------------
      6,525,000   Westside FL Community Devel. District                      5.650      05/01/2037         6,695,172


                 33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     1,500,000   Winter Garden Village at Fowler Groves, FL
                  Community Devel. District Special Tax                      5.650%     05/01/2037   $     1,574,100
--------------------------------------------------------------------------------------------------------------------
      2,085,000   World Commerce, FL Community Devel.
                  District Special Assessment 3                              5.500      05/01/2038         2,092,110
--------------------------------------------------------------------------------------------------------------------
      1,000,000   World Commerce, FL Community Devel.
                  District Special Assessment                                6.500      05/01/2036         1,071,650
--------------------------------------------------------------------------------------------------------------------
      2,270,000   Zephyr Ridge, FL Community Devel. District                 5.250      05/01/2013         2,305,435
--------------------------------------------------------------------------------------------------------------------
      2,705,000   Zephyr Ridge, FL Community Devel. District                 5.625      05/01/2037         2,760,182
                                                                                                     ---------------
                                                                                                         868,465,669

--------------------------------------------------------------------------------------------------------------------
GEORGIA--1.2%
     10,000,000   Atlanta, GA Airport Passenger Facility 5                   5.000      01/01/2034        10,434,450
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Atlanta, GA Devel. Authority Student Hsg.
                  (ADA/CAU Partners)                                         6.250      07/01/2036         3,418,980
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Atlanta, GA Tax Allocation (Eastside)                      5.600      01/01/2030         1,547,310
--------------------------------------------------------------------------------------------------------------------
        140,000   Atlanta, GA Urban Residential Finance Authority
                  (Spring Branch Apartments)                                 8.500      04/01/2026           125,103
--------------------------------------------------------------------------------------------------------------------
        580,000   Brunswick & Glynn County, GA Devel. Authority
                  (Coastal Community Retirement Corp.)                       7.125      01/01/2025           563,139
--------------------------------------------------------------------------------------------------------------------
      7,195,000   Brunswick & Glynn County, GA Devel. Authority
                  (Coastal Community Retirement Corp.)                       7.250      01/01/2035         7,009,801
--------------------------------------------------------------------------------------------------------------------
        150,000   Brunswick & Glynn County, GA Devel. Authority
                  (Georgia-Pacific Corp.)                                    5.550      03/01/2026           150,729
--------------------------------------------------------------------------------------------------------------------
        165,000   Burke County, GA Devel. Authority
                  (Georgia Power Company) 1                                  5.450      05/01/2034           165,104
--------------------------------------------------------------------------------------------------------------------
        255,000   Burke County, GA Devel. Authority
                  (Georgia Power Company)                                    5.450      05/01/2034           255,255
--------------------------------------------------------------------------------------------------------------------
        160,000   Charlton County, GA Solid Waste Management Authority
                  (Chesser Island Road Landfill)                             7.375      04/01/2018           160,326
--------------------------------------------------------------------------------------------------------------------
         45,000   Cherokee County, GA Hospital Authority
                  (RT Jones Memorial Hospital) 1                             7.300      12/01/2013            45,487
--------------------------------------------------------------------------------------------------------------------
      1,500,000   De Kalb County, GA Devel. Authority
                  (General Motors Corp.) 1                                   6.000      03/15/2021         1,532,520
--------------------------------------------------------------------------------------------------------------------
      1,045,000   Effingham County, GA Devel. Authority
                  (Fort James Corp.) 1                                       5.625      07/01/2018         1,059,996
--------------------------------------------------------------------------------------------------------------------
         55,000   Effingham County, GA IDA Pollution Control
                  (Georgia-Pacific Corp.)                                    6.500      06/01/2031            58,331
--------------------------------------------------------------------------------------------------------------------
        125,000   Fulton County, GA Devel. Authority (Delta                  5.300      05/01/2013            76,673
                  Airlines) 8,11
--------------------------------------------------------------------------------------------------------------------
        250,000   Fulton County, GA Devel. Authority (Delta                  5.450      05/01/2023           153,533
                  Airlines) 8,11
--------------------------------------------------------------------------------------------------------------------
         25,000   Fulton County, GA Devel. Authority (Delta                  5.500      05/01/2033            15,362
                  Airlines) 8,11
--------------------------------------------------------------------------------------------------------------------
         80,000   Fulton County, GA Devel. Authority (Delta                  6.950      11/01/2012            49,062
                  Airlines) 8,11
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Fulton County, GA Residential Care Facilities
                  (Lenbrook Square Foundation)                               5.000      07/01/2027         3,899,920
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Fulton County, GA Residential Care Facilities
                  (Lenbrook Square Foundation)                               5.125      07/01/2042           973,670


                 34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$    24,740,000   George L. Smith II, GA World Congress Center Authority
                  (Domed Stadium) 1                                          5.500%     07/01/2020   $    26,036,129
--------------------------------------------------------------------------------------------------------------------
        100,000   McDuffie County, GA County Devel. Authority
                  (Temple-Inland)                                            6.950      12/01/2023           106,640
--------------------------------------------------------------------------------------------------------------------
         10,000   Peach County, GA Devel. Authority Healthcare Facility      8.500      03/01/2034            10,053
--------------------------------------------------------------------------------------------------------------------
        155,000   Private Colleges & University Authority, GA
                  (Spelman College)                                          6.200      06/01/2014           156,676
--------------------------------------------------------------------------------------------------------------------
      7,000,000   Richmond County, GA Devel. Authority
                  (International Paper Company)                              5.000      08/01/2030         7,029,400
--------------------------------------------------------------------------------------------------------------------
      3,125,000   Rockdale County, GA Devel. Authority (Visy Paper)          7.400      01/01/2016         3,150,625
--------------------------------------------------------------------------------------------------------------------
     14,500,000   Rockdale County, GA Devel. Authority (Visy Paper)          7.500      01/01/2026        14,618,900
--------------------------------------------------------------------------------------------------------------------
        430,000   Savannah, GA EDA (Skidway Health & Living Services)        6.850      01/01/2019           460,754
--------------------------------------------------------------------------------------------------------------------
      1,005,000   Savannah, GA EDA (Skidway Health & Living Services)        7.400      01/01/2024         1,107,801
--------------------------------------------------------------------------------------------------------------------
      2,885,000   Savannah, GA EDA (Skidway Health & Living Services)        7.400      01/01/2034         3,170,240
                                                                                                     ---------------
                                                                                                          87,541,969

--------------------------------------------------------------------------------------------------------------------
HAWAII--0.7%
     10,000,000   HI Dept. of Budget & Finance Special Purpose
                  (Hawaiian Electric Company) 5                              5.000      12/01/2022        10,325,850
--------------------------------------------------------------------------------------------------------------------
      8,500,000   HI Dept. of Budget & Finance Special Purpose
                  (Hawaiian Electric Company) 5                              5.100      09/01/2032         8,785,005
--------------------------------------------------------------------------------------------------------------------
        880,000   HI Dept. of Budget & Finance Special Purpose
                  (Hawaiian Electric Company)                                5.450      11/01/2023           884,444
--------------------------------------------------------------------------------------------------------------------
      9,750,000   HI Dept. of Budget & Finance Special Purpose
                  (Hawaiian Electric Company) 5                              5.650      10/01/2027        10,538,706
--------------------------------------------------------------------------------------------------------------------
         50,000   HI Dept. of Budget & Finance Special Purpose
                  (Hawaiian Electric Company)                                6.200      05/01/2026            50,271
--------------------------------------------------------------------------------------------------------------------
     10,600,000   HI Dept. of Budget & Finance Special Purpose
                  (Kahala Nui)                                               8.000      11/15/2033        12,265,260
--------------------------------------------------------------------------------------------------------------------
      2,700,000   HI Dept. of Budget & Finance Special Purpose
                  (Kahala Senior Living Community)                           7.875      11/15/2023         3,120,579
--------------------------------------------------------------------------------------------------------------------
         45,000   HI Dept. of Transportation (Continental Airlines)          5.625      11/15/2027            45,618
--------------------------------------------------------------------------------------------------------------------
      5,765,000   HI Dept. of Transportation (Continental Airlines) 1        7.000      06/01/2020         6,159,845
                                                                                                     ---------------
                                                                                                          52,175,578

--------------------------------------------------------------------------------------------------------------------
IDAHO--0.2%
      3,000,000   ID Health Facilities Authority (Valley Vista Care Corp.)   7.875      11/15/2022         3,147,930
--------------------------------------------------------------------------------------------------------------------
      3,595,000   ID Hsg. & Finance Assoc. (Single Family Mtg.) 1            4.750      01/01/2038         3,586,192
--------------------------------------------------------------------------------------------------------------------
      1,345,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)              4.800      01/01/2028         1,345,215
--------------------------------------------------------------------------------------------------------------------
        505,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)              4.800      01/01/2037           505,737
--------------------------------------------------------------------------------------------------------------------
      2,900,000   ID Hsg. & Finance Assoc. (Single Family Mtg.) 1            5.000      01/01/2038         2,950,141
--------------------------------------------------------------------------------------------------------------------
        100,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)              5.950      01/01/2014           101,103
--------------------------------------------------------------------------------------------------------------------
        105,000   ID Hsg. Agency (Single Family Mtg.)                        6.200      07/01/2025           107,280
--------------------------------------------------------------------------------------------------------------------
        560,000   ID Hsg. Agency (Single Family Mtg.)                        6.550      07/01/2025           572,219
                                                                                                     ---------------
                                                                                                          12,315,817


                 35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ILLINOIS--4.0%
$     4,262,500   Bolingbrook, IL Will & Du Page Counties Wastewater
                  Facilities (Crossroads Treatment)                          6.600%     01/01/2035   $     4,347,878
--------------------------------------------------------------------------------------------------------------------
      8,000,000   Caseyville, IL Tax (Forest Lakes)                          7.000      12/30/2022         8,418,080
--------------------------------------------------------------------------------------------------------------------
      8,000,000   Centerpoint, IL Intermodal Center Program                  8.000      06/15/2023         8,251,760
--------------------------------------------------------------------------------------------------------------------
     10,000,000   Chicago, IL Midway Airport 1                               5.500      01/01/2029        10,113,300
--------------------------------------------------------------------------------------------------------------------
      2,700,000   Chicago, IL Multifamily Hsg.
                  (Paul G. Stewart Phases I & II)                            5.000      03/20/2049         2,739,042
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Chicago, IL O'Hare International Airport
                  (American Airlines)                                        8.200      12/01/2024         5,151,000
--------------------------------------------------------------------------------------------------------------------
      8,000,000   Chicago, IL O'Hare International Airport 5                 5.000      01/01/2034         8,192,200
--------------------------------------------------------------------------------------------------------------------
     32,205,000   Chicago, IL O'Hare International Airport 5                 6.000      01/01/2029        35,917,499
--------------------------------------------------------------------------------------------------------------------
         90,000   Cook County, IL Multifamily Hsg.
                  (Morton Grove Senior Hsg.)                                 5.650      09/20/2033            95,045
--------------------------------------------------------------------------------------------------------------------
      5,375,000   Cortland, IL Special Tax (Sheaffer System)                 5.500      03/01/2017         5,424,826
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Deerfield, IL Educational Facilities
                  (Chicagoland Jewish High School)                           6.000      05/01/2041         1,530,225
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Du Page County, IL Special Service Area No. 31 Special
                  Tax (Monarch Landing)                                      5.625      03/01/2036         1,043,280
--------------------------------------------------------------------------------------------------------------------
      3,750,000   Gilberts, IL Special Service Area No. 19 Special Tax
                  (Conservancy)                                              5.375      03/01/2016         3,698,475
--------------------------------------------------------------------------------------------------------------------
      1,375,000   Godfrey, IL (United Methodist Village)                     5.875      11/15/2029         1,150,820
--------------------------------------------------------------------------------------------------------------------
        100,000   IL COP (Dept. of Central Management Services)              5.650      07/01/2017           102,142
--------------------------------------------------------------------------------------------------------------------
         26,961   IL Devel. Finance Authority (Community Rehab Providers)    8.250      08/01/2012            23,083
--------------------------------------------------------------------------------------------------------------------
     23,540,000   IL Devel. Finance Authority Environmental Facilities
                  (Citgo Petroleum Corp.) 1                                  8.000      06/01/2032        26,439,422
--------------------------------------------------------------------------------------------------------------------
      4,350,000   IL Educational Facilities Authority
                  (Plum Creek Rolling Meadows)                               6.500      12/01/2037         4,411,901
--------------------------------------------------------------------------------------------------------------------
      3,195,000   IL Finance Authority (Bethel Terrace Apartments)           5.375      09/01/2035         3,201,358
--------------------------------------------------------------------------------------------------------------------
      4,250,000   IL Finance Authority (Clare Oaks)                          6.000      11/15/2039         4,441,505
--------------------------------------------------------------------------------------------------------------------
      8,000,000   IL Finance Authority (Covered Bridges Apartments) 1        4.875      06/01/2039         8,124,720
--------------------------------------------------------------------------------------------------------------------
     15,000,000   IL Finance Authority (Educational Advancement Fund)        5.000      05/01/2025        15,370,500
--------------------------------------------------------------------------------------------------------------------
      2,250,000   IL Finance Authority (Franciscan Communities) 3            5.500      05/15/2027         2,297,678
--------------------------------------------------------------------------------------------------------------------
      2,750,000   IL Finance Authority (Franciscan Communities) 3            5.500      05/15/2037         2,786,410
--------------------------------------------------------------------------------------------------------------------
      2,000,000   IL Finance Authority (Friendship Village Schaumburg)       5.375      02/15/2025         2,035,860
--------------------------------------------------------------------------------------------------------------------
      2,000,000   IL Finance Authority (Friendship Village Schaumburg)       5.625      02/15/2037         2,060,520
--------------------------------------------------------------------------------------------------------------------
        850,000   IL Finance Authority (Luther Oaks)                         6.000      08/15/2026           897,337
--------------------------------------------------------------------------------------------------------------------
      1,500,000   IL Finance Authority (Luther Oaks)                         6.000      08/15/2039         1,577,790
--------------------------------------------------------------------------------------------------------------------
      3,640,000   IL Finance Authority (Lutheran Social Services
                  of Illinois/Vesper Management Corp. Obligated Group)       5.125      08/15/2028         3,647,826
--------------------------------------------------------------------------------------------------------------------
      3,265,000   IL Finance Authority (Lutheran Social Services)            5.000      08/15/2024         3,246,096
--------------------------------------------------------------------------------------------------------------------
      1,250,000   Il Finance Authority (Montgomery Place)                    5.500      05/15/2026         1,278,488
--------------------------------------------------------------------------------------------------------------------
      2,250,000   Il Finance Authority (Montgomery Place)                    5.750      05/15/2038         2,339,258
--------------------------------------------------------------------------------------------------------------------
      3,500,000   IL Finance Authority (Three Crowns Park Plaza)             5.875      02/15/2038         3,673,705


                 36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$     1,500,000   IL Health Facilities Authority                             6.900%     11/15/2033   $     1,658,355
--------------------------------------------------------------------------------------------------------------------
      1,735,000   IL Health Facilities Authority (Edward Hospital) 1         6.000      02/15/2019         1,755,213
--------------------------------------------------------------------------------------------------------------------
         60,000   IL Health Facilities Authority
                  (LUHS/LUMC Obligated Group)                                6.125      07/01/2031            65,264
--------------------------------------------------------------------------------------------------------------------
      8,500,000   IL Health Facilities Authority (Edward Hospital) 5         5.125      02/15/2025         8,816,455
--------------------------------------------------------------------------------------------------------------------
      1,555,000   IL Hsg. Devel. Authority (65th Street Devel.
                  Partnership) 1                                             4.900      07/01/2036         1,567,347
--------------------------------------------------------------------------------------------------------------------
         30,000   IL Hsg. Devel. Authority (Garden House River Oak)          6.875      01/01/2020            30,236
--------------------------------------------------------------------------------------------------------------------
      1,525,000   IL Hsg. Devel. Authority (Pineview of Rockford) 1          5.000      07/01/2031         1,559,633
--------------------------------------------------------------------------------------------------------------------
      3,080,000   IL Hsg. Devel. Authority (Pineview of Rockford) 1          5.050      07/01/2038         3,150,902
--------------------------------------------------------------------------------------------------------------------
        890,000   IL Hsg. Devel. Authority (Prairie View Apartments) 1       4.900      07/01/2036           900,929
--------------------------------------------------------------------------------------------------------------------
      3,955,000   Lombard, IL Public Facilties Corp.
                  (Conference Center & Hotel) 5                              5.250      01/01/2030         4,186,239
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Lombard, IL Public Facilties Corp.
                  (Conference Center & Hotel) 5                              5.250      01/01/2036         5,285,900
--------------------------------------------------------------------------------------------------------------------
      2,600,000   Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)                                5.250      01/01/2036         2,748,668
--------------------------------------------------------------------------------------------------------------------
     13,635,000   Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)                                7.125      01/01/2036        14,650,262
--------------------------------------------------------------------------------------------------------------------
      5,105,000   Otter Creek, IL Water Reclamation District                 5.000      01/01/2039         5,350,908
--------------------------------------------------------------------------------------------------------------------
        490,000   Peoria, IL Hsg. (Peoria Oak Woods Apartments)              7.750      10/15/2033           490,289
--------------------------------------------------------------------------------------------------------------------
      3,500,000   Plano, IL Special Service Area No. 5                       6.000      03/01/2036         3,665,095
--------------------------------------------------------------------------------------------------------------------
      3,750,000   Quad Cities, IL Regional EDA (Heritage Woods Moline)       6.000      12/01/2041         3,760,650
--------------------------------------------------------------------------------------------------------------------
      6,375,000   Quad Cities, IL Regional EDA (Pheasant Ridge
                  Apartments)                                                6.375      08/01/2040         6,144,990
--------------------------------------------------------------------------------------------------------------------
     19,026,158   Robbins, IL Res Rec (Robbins Res Rec Partners)             7.250      10/15/2024        19,789,297
--------------------------------------------------------------------------------------------------------------------
         10,000   Rockford, IL Mtg. (Faust Landmark Partnership)             6.200      01/01/2028            10,346
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Southwestern, IL Devel. Authority (Eden Retirement
                  Center)                                                    5.850      12/01/2036         1,534,995
--------------------------------------------------------------------------------------------------------------------
      3,650,000   Southwestern, IL Devel. Authority (Village of
                  Sauget)                                                    5.625      11/01/2026         3,694,713
--------------------------------------------------------------------------------------------------------------------
        950,000   University of IL Health Services Facilities                5.800      10/01/2018           980,771
--------------------------------------------------------------------------------------------------------------------
      3,200,000   Volo Village, IL Special Service Area (Lancaster
                  Falls)                                                     5.750      03/01/2036         3,219,616
--------------------------------------------------------------------------------------------------------------------
      5,608,000   Volo Village, IL Special Service Area (Remington
                  Pointe)                                                    6.450      03/01/2034         6,036,003
--------------------------------------------------------------------------------------------------------------------
      5,175,000   Yorkville, IL United City Special Services Area
                  Special Tax (Bristol Bay)                                  5.875      03/01/2036         5,332,010
                                                                                                     ---------------
                                                                                                         290,414,115

--------------------------------------------------------------------------------------------------------------------
INDIANA--0.8%
      4,200,000   East Chicago, IN Solid Waste Disposal (USG Corp.) 1        6.375      08/01/2029         4,454,268
--------------------------------------------------------------------------------------------------------------------
         25,000   Fort Wayne, IN Pollution Control (General Motors
                  Corp.)                                                     6.200      10/15/2025            25,740
--------------------------------------------------------------------------------------------------------------------
         25,000   IN Bond Bank (Southwestern Bartholomew Water Corp.)        6.625      06/01/2012            25,038
--------------------------------------------------------------------------------------------------------------------
      1,000,000   IN Health & Educational Facilities Financing
                  Authority (AH/SVH/SHCNA/SHCSA Obligated Group) 1           5.000      11/15/2039         1,034,760
--------------------------------------------------------------------------------------------------------------------
      1,520,000   IN Health Facility Financing Authority
                  (Methodist Hospitals)                                      5.500      09/15/2031         1,524,803


                 37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
INDIANA Continued
$    16,750,000   IN Health Facility Financing Authority
                  (Sisters of St. Francis Health) 5                          5.500%     11/01/2031   $    18,097,755
--------------------------------------------------------------------------------------------------------------------
         20,000   IN HFA (Single Family Mtg.)                                5.550      01/01/2025            20,135
--------------------------------------------------------------------------------------------------------------------
        550,000   IN Pollution Control (General Motors Corp.)                5.625      04/01/2011           545,155
--------------------------------------------------------------------------------------------------------------------
      4,360,000   Indianapolis, IN Hsg. (Cambridge Station Apartments)       5.250      01/01/2039         4,502,398
--------------------------------------------------------------------------------------------------------------------
         25,000   Jasper County, IN Economic Devel. (Georgia-Pacific
                  Corp.)                                                     5.600      04/01/2029            25,294
--------------------------------------------------------------------------------------------------------------------
         85,000   Jasper County, IN Economic Devel. (Georgia-Pacific
                  Corp.)                                                     5.625      12/01/2027            85,677
--------------------------------------------------------------------------------------------------------------------
     17,505,000   North Manchester, IN (Estelle Peabody Memorial Home)       7.250      07/01/2033        18,307,604
--------------------------------------------------------------------------------------------------------------------
        230,000   St. Joseph County, IN Economic Devel.
                  (Holy Cross Village Notre Dame)                            5.550      05/15/2019           233,296
--------------------------------------------------------------------------------------------------------------------
        265,000   St. Joseph County, IN Economic Devel.
                  (Holy Cross Village Notre Dame)                            5.700      05/15/2028           269,757
--------------------------------------------------------------------------------------------------------------------
        500,000   St. Joseph County, IN Economic Devel.
                  (Holy Cross Village Notre Dame)                            6.000      05/15/2038           528,750
--------------------------------------------------------------------------------------------------------------------
      6,695,000   Vincennes, IN Economic Devel.
                  (Southwest Indiana Regional Youth Village)                 6.250      01/01/2024         6,751,974
                                                                                                     ---------------
                                                                                                          56,432,404

--------------------------------------------------------------------------------------------------------------------
IOWA--3.3%
      4,565,000   Cedar Rapids, IA (Cottage Grove Place)                     6.000      07/01/2014         4,148,809
--------------------------------------------------------------------------------------------------------------------
        750,000   Coralville, IA Urban Renewal                               5.750      06/01/2028           771,225
--------------------------------------------------------------------------------------------------------------------
        750,000   Coralville, IA Urban Renewal                               6.000      06/01/2036           778,808
--------------------------------------------------------------------------------------------------------------------
         30,000   Des Moines, IA Aviation System                             5.125      07/01/2028            30,269
--------------------------------------------------------------------------------------------------------------------
      5,475,000   Dickinson County, IA Hsg. (Spirit Lake)                    5.875      12/01/2036         5,434,868
--------------------------------------------------------------------------------------------------------------------
        520,000   IA Finance Authority (Amity Fellowserve)                   5.900      10/01/2016           532,334
--------------------------------------------------------------------------------------------------------------------
        860,000   IA Finance Authority (Amity Fellowserve)                   6.000      10/01/2028           853,739
--------------------------------------------------------------------------------------------------------------------
        940,000   IA Finance Authority (Amity Fellowserve)                   6.375      10/01/2026           969,619
--------------------------------------------------------------------------------------------------------------------
      2,190,000   IA Finance Authority (Amity Fellowserve)                   6.500      10/01/2036         2,255,634
--------------------------------------------------------------------------------------------------------------------
      1,000,000   IA Finance Authority (Bethany Manor)                       5.550      11/01/2041         1,003,150
--------------------------------------------------------------------------------------------------------------------
      3,000,000   IA Finance Authority Health Facilities (Care
                  Initiatives)                                               5.500      07/01/2025         3,142,410
--------------------------------------------------------------------------------------------------------------------
        900,000   IA Finance Authority Retirement Community
                  (Friendship Haven)                                         6.125      11/15/2032           928,269
--------------------------------------------------------------------------------------------------------------------
     10,000,000   IA Higher Education Loan Authority (Wartburg College)      5.300      10/01/2037        10,284,600
--------------------------------------------------------------------------------------------------------------------
     34,825,000   IA Tobacco Settlement Authority                            5.375      06/01/2038        36,269,541
--------------------------------------------------------------------------------------------------------------------
     56,000,000   IA Tobacco Settlement Authority                            5.500      06/01/2042        58,642,640
--------------------------------------------------------------------------------------------------------------------
      5,000,000   IA Tobacco Settlement Authority                            5.625      06/01/2046         5,271,450
--------------------------------------------------------------------------------------------------------------------
    190,800,000   IA Tobacco Settlement Authority                            6.250 4    06/01/2046        17,519,256
--------------------------------------------------------------------------------------------------------------------
    360,990,000   IA Tobacco Settlement Authority                            7.125 4    06/01/2046        23,395,762
--------------------------------------------------------------------------------------------------------------------
     60,000,000   IA Tobacco Settlement Authority (TASC) 5                   5.625      06/01/2046        63,257,400
                                                                                                     ---------------
                                                                                                         235,489,783


                 38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
KANSAS--0.5%
$     1,075,000   KS Devel. Finance Authority (Oak Ridge Park Associates)    6.500%     02/01/2018   $     1,093,899
--------------------------------------------------------------------------------------------------------------------
      1,000,000   KS Devel. Finance Authority (Oak Ridge Park Associates)    6.625      08/01/2029         1,018,360
--------------------------------------------------------------------------------------------------------------------
         55,000   KS Devel. Finance Authority (VS/VSCF/JGCCF
                  Obligated Group)                                           5.500      11/15/2015            55,017
--------------------------------------------------------------------------------------------------------------------
      1,800,000   KS Independent College Finance Authority
                  (Newman University)                                        5.000      10/01/2028         1,782,252
--------------------------------------------------------------------------------------------------------------------
      1,290,000   Lenexa, KS Multifamily Hsg. (Meadows Apartments)           7.950      10/15/2035         1,343,316
--------------------------------------------------------------------------------------------------------------------
      4,500,000   Olathe, KS Tax Increment (Gateway)                         5.000      03/01/2026         4,431,825
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Olathe, KS Transportation Devel. District (Gateway)        5.000      12/01/2028         2,443,000
--------------------------------------------------------------------------------------------------------------------
        785,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                  Mtg.)                                                      5.900      06/01/2028           792,677
--------------------------------------------------------------------------------------------------------------------
      2,995,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                  Mtg.)                                                      5.900      12/01/2035         3,194,976
--------------------------------------------------------------------------------------------------------------------
      5,485,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                  Mtg.)                                                      5.950      06/01/2036         5,872,625
--------------------------------------------------------------------------------------------------------------------
      2,360,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                  Mtg.)                                                      6.450      12/01/2033         2,512,338
--------------------------------------------------------------------------------------------------------------------
      1,370,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                  Mtg.)                                                      6.450      12/01/2033         1,458,434
--------------------------------------------------------------------------------------------------------------------
        575,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                  Mtg.)                                                      6.875      12/01/2026           583,108
--------------------------------------------------------------------------------------------------------------------
        245,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                  Mtg.)                                                      7.600      12/01/2031           249,128
--------------------------------------------------------------------------------------------------------------------
        615,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                  Mtg.)                                                      7.600      12/01/2031           625,363
--------------------------------------------------------------------------------------------------------------------
      1,650,000   Wichita, KS Hsg. (Innes Station Apartments)                6.250      03/01/2028         1,668,002
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Wyandotte County/Kansas City, KS Unified
                  Government Industrial Devel. (Crestwood Apartments)        6.950      06/01/2037         2,524,475
--------------------------------------------------------------------------------------------------------------------
      1,400,000   Wyandotte County/Kansas City, KS Unified
                  Government Pollution Control (General Motors)              6.000      06/01/2025         1,425,648
                                                                                                     ---------------
                                                                                                          33,074,443

--------------------------------------------------------------------------------------------------------------------
KENTUCKY--1.9%
         15,000   Elizabethtown, KY Industrial Building
                  (Elizabethtown Medical Rehabilitation)                    10.250      12/01/2016            15,300
--------------------------------------------------------------------------------------------------------------------
     27,170,000   Kenton County, KY Airport Special Facilities
                  (Delta Airlines) 8,9                                       6.125      02/01/2022        20,022,388
--------------------------------------------------------------------------------------------------------------------
     45,760,000   Kenton County, KY Airport Special Facilities
                  (Delta Airlines) 8,9                                       7.125      02/01/2021        33,712,765
--------------------------------------------------------------------------------------------------------------------
        150,000   Kenton County, KY Airport Special Facilities
                  (Delta Airlines) 8,9                                       7.250      02/01/2022           110,511
--------------------------------------------------------------------------------------------------------------------
     28,805,000   Kenton County, KY Airport Special Facilities
                  (Delta Airlines) 8,9                                       7.500      02/01/2012        21,195,871
--------------------------------------------------------------------------------------------------------------------
     31,200,000   Kenton County, KY Airport Special Facilities
                  (Delta Airlines) 8,9                                       7.500      02/01/2020        22,982,856
--------------------------------------------------------------------------------------------------------------------
      4,930,000   Kenton County, KY Airport Special Facilities
                  (Mesaba Aviation)                                          6.625      07/01/2019         4,847,521
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Kenton County, KY Airport Special Facilities
                  (Mesaba Aviation)                                          6.700      07/01/2029         5,130,800
--------------------------------------------------------------------------------------------------------------------
      2,685,000   Kuttawa, KY (1st Mortgage-GF/Kentucky)                     6.750      03/01/2029         2,685,698
--------------------------------------------------------------------------------------------------------------------
      9,240,000   KY Hsg. Corp. 3                                            4.800      07/01/2037         9,248,686


                 39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
KENTUCKY Continued
$     3,500,000   KY Hsg. Corp.                                              4.900%     07/01/2037   $     3,529,015
--------------------------------------------------------------------------------------------------------------------
      2,900,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)       6.000      05/01/2023         2,908,062
--------------------------------------------------------------------------------------------------------------------
      1,200,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)       7.450      05/01/2022         1,227,360
--------------------------------------------------------------------------------------------------------------------
      5,740,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)       7.650      05/01/2016         5,854,685
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Perry County, KY Solid Waste Disposal
                  (Weyerhaeuser Company)                                     6.550      04/15/2027         2,049,720
                                                                                                     ---------------
                                                                                                         135,521,238

--------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.0%
      5,565,000   Calcasieu Parish, LA Industrial Devel. Board Pollution
                  Control (Gulf States Utilities Company)                    6.750      10/01/2012         5,622,653
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Claiborne Parish, LA Law Enforcement District
                  (Claiborne Correctional Facilities) 9                      6.250      03/01/2019         3,135,030
--------------------------------------------------------------------------------------------------------------------
      1,400,000   Epps, LA COP 9                                             8.000      06/01/2018         1,449,658
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Juban Park, LA Community Devel. District
                  Special Assessment                                         5.150      10/01/2014         2,498,400
--------------------------------------------------------------------------------------------------------------------
      3,775,000   LA CDA (Eunice Student Hsg. Foundation)                    7.375      09/01/2033         3,426,530
--------------------------------------------------------------------------------------------------------------------
        125,000   LA HFA (Single Family Mtg.)                                6.300      06/01/2020           126,271
--------------------------------------------------------------------------------------------------------------------
      1,120,000   LA Local Government EF&CD Authority
                  (Cypress Apartments)                                       8.000      04/20/2028         1,119,888
--------------------------------------------------------------------------------------------------------------------
        510,000   LA Local Government EF&CD Authority
                  (Oakleigh Apartments)                                      8.500      06/01/2038           531,012
--------------------------------------------------------------------------------------------------------------------
      4,100,000   LA Local Government EF&CD Authority
                  (Oakleigh Apartments) Series A                             6.375      06/01/2038         4,356,578
--------------------------------------------------------------------------------------------------------------------
        505,000   LA Local Government EF&CD Authority
                  (Sharlo Apartments)                                        8.000      06/20/2028           505,035
--------------------------------------------------------------------------------------------------------------------
      8,000,000   LA Local Government EF&CD Authority
                  (St. James Place)                                          7.000      11/01/2029         8,322,720
--------------------------------------------------------------------------------------------------------------------
      7,460,000   LA Public Facilities Authority (Lake Charles
                  Memorial Hospital)                                         8.625      12/01/2030         8,016,516
--------------------------------------------------------------------------------------------------------------------
      5,350,000   LA Public Facilities Authority (Progressive Healthcare)    6.375      10/01/2028         5,441,325
--------------------------------------------------------------------------------------------------------------------
      7,500,000   LA Public Facilities Authority (Ochsner Clinic
                  Foundation) 5                                              5.000      05/15/2022         7,659,675
--------------------------------------------------------------------------------------------------------------------
    119,935,000   LA Tobacco Settlement Financing Corp. (TASC)               5.875      05/15/2039       128,392,816
--------------------------------------------------------------------------------------------------------------------
      9,630,000   LA Tobacco Settlement Financing Corp. (TASC), Series B     5.500      05/15/2030        10,080,395
--------------------------------------------------------------------------------------------------------------------
         45,000   Lake Charles, LA Non-Profit HDC Section 8 (Chateau)        7.875      02/15/2025            45,261
--------------------------------------------------------------------------------------------------------------------
         50,000   Live Oak, LA Multi-Faith Trust (Multi-Family
                  Retirement Services)                                       6.000      05/01/2008            50,014
--------------------------------------------------------------------------------------------------------------------
     23,400,000   New Orleans, LA Exhibit Hall Special Tax (Ernest N.
                  Morial) 5                                                  5.250      07/15/2028        24,850,917
--------------------------------------------------------------------------------------------------------------------
        335,000   New Orleans, LA Finance Authority (Single Family Mtg.)     6.218 4    12/01/2032            68,062
--------------------------------------------------------------------------------------------------------------------
      1,525,000   New Orleans, LA Finance Authority (Single Family Mtg.)     6.372 4    06/01/2032           306,586
--------------------------------------------------------------------------------------------------------------------
        335,000   New Orleans, LA HDC (Southwood Patio)                      7.700      02/01/2022           337,620
--------------------------------------------------------------------------------------------------------------------
         20,000   St. James Parish, LA Solid Waste (IMC Phosphates
                  Company)                                                   7.700      10/01/2022            20,493


                 40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$        50,000   Tensas Parish, LA Law Enforcement District COP 9           8.000%     10/01/2010   $        51,165
--------------------------------------------------------------------------------------------------------------------
        140,000   West Feliciana Parish, LA Pollution Control
                  (Entergy Gulf States)                                      5.800      12/01/2015           140,837
--------------------------------------------------------------------------------------------------------------------
        290,000   West Feliciana Parish, LA Pollution Control
                  (Entergy Gulf States)                                      5.800      04/01/2016           290,908
                                                                                                     ---------------
                                                                                                         216,846,365

--------------------------------------------------------------------------------------------------------------------
MAINE--0.7%
     35,020,000   ME Finance Authority Solid Waste Recycling
                  Facilities (Great Northern Paper)                          7.750      10/01/2022        35,287,903
--------------------------------------------------------------------------------------------------------------------
         15,000   ME Hsg. Authority                                          5.650      11/15/2014            15,424
--------------------------------------------------------------------------------------------------------------------
         90,000   ME Municipal Bond Bank, Series D                           6.300      11/01/2014            90,182
--------------------------------------------------------------------------------------------------------------------
      4,960,000   ME State Hsg. Authority Mtg., Series F-2 5                 5.150      11/15/2022         5,058,343
--------------------------------------------------------------------------------------------------------------------
         20,000   North Berwick, ME (Hussey Seating Company)                 7.000      12/01/2013            20,221
--------------------------------------------------------------------------------------------------------------------
      4,800,000   Rumford, ME Pollution Control (Boise Cascade Corp.)        6.625      07/01/2020         4,861,536
--------------------------------------------------------------------------------------------------------------------
      6,200,000   Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)     6.875      10/01/2026         6,749,630
                                                                                                     ---------------
                                                                                                          52,083,239

--------------------------------------------------------------------------------------------------------------------
MARYLAND--0.5%
      3,000,000   Baltimore, MD Convention Center                            5.875      09/01/2039         3,179,970
--------------------------------------------------------------------------------------------------------------------
      6,810,000   Brunswick, MD Special Obligation (Brunswick Crossing)      5.500      07/01/2036         6,937,415
--------------------------------------------------------------------------------------------------------------------
      3,090,000   MD Community Devel. Administration
                  (Dept. of Hsg. & Community Devel.)                         5.050      07/01/2047         3,153,685
--------------------------------------------------------------------------------------------------------------------
      8,000,000   MD EDC (Chesapeake Bay)                                    5.000      12/01/2031         8,027,200
--------------------------------------------------------------------------------------------------------------------
        400,000   MD EDC Student Hsg. (University of Maryland)               5.625      10/01/2023           399,536
--------------------------------------------------------------------------------------------------------------------
      5,000,000   MD EDC Student Hsg. (University of Maryland)               5.750      10/01/2033         5,000,900
--------------------------------------------------------------------------------------------------------------------
        750,000   MD H&HEFA (Edenwald)                                       5.400      01/01/2031           779,648
--------------------------------------------------------------------------------------------------------------------
        600,000   MD H&HEFA (Edenwald)                                       5.400      01/01/2037           621,150
--------------------------------------------------------------------------------------------------------------------
        710,000   MD H&HEFA (King Farm Presbyterian Community)               5.250      01/01/2027           720,941
--------------------------------------------------------------------------------------------------------------------
        600,000   MD H&HEFA (King Farm Presbyterian Community)               5.300      01/01/2037           609,690
--------------------------------------------------------------------------------------------------------------------
        925,000   MD H&HEFA (Washington Christian Academy)                   5.500      07/01/2038           945,887
--------------------------------------------------------------------------------------------------------------------
        320,000   MD Industrial Devel. Financing Authority
                  (Our Lady of Good Counsel)                                 5.500      05/01/2020           336,310
--------------------------------------------------------------------------------------------------------------------
        800,000   MD Industrial Devel. Financing Authority
                  (Our Lady of Good Counsel)                                 6.000      05/01/2035           855,424
--------------------------------------------------------------------------------------------------------------------
      3,950,000   Prince Georges County, MD Special Obligation
                  (National Harbor)                                          5.200      07/01/2034         4,021,219
                                                                                                     ---------------
                                                                                                          35,588,975

--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.6%
         40,000   MA Devel. Finance Agency (Alliance Health of
                  Brockton/Alliance Health of Quincy Obligated Group)        7.100      07/01/2032            41,752
--------------------------------------------------------------------------------------------------------------------
      1,000,000   MA Devel. Finance Agency (Curry College) 1                 5.000      03/01/2036         1,035,020


                 41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$       800,000   MA Devel. Finance Agency (Eastern Nazarene College)        5.625%     04/01/2019   $       819,896
--------------------------------------------------------------------------------------------------------------------
      2,000,000   MA Devel. Finance Agency (Eastern Nazarene College)        5.625      04/01/2029         2,041,820
--------------------------------------------------------------------------------------------------------------------
        300,000   MA Devel. Finance Authority (Regis College)                5.250      10/01/2018           295,737
--------------------------------------------------------------------------------------------------------------------
      8,000,000   MA GO 5                                                    5.000      08/01/2027         8,474,520
--------------------------------------------------------------------------------------------------------------------
         85,000   MA H&EFA (Holyoke Hospital)                                6.500      07/01/2015            85,026
--------------------------------------------------------------------------------------------------------------------
         10,000   MA H&EFA (Medical Academic and Scientific
                  Community Organization)                                    6.625      01/01/2015            10,111
--------------------------------------------------------------------------------------------------------------------
     10,000,000   MA H&EFA (Emerson Hospital) 5                              5.000      08/15/2035        10,297,450
--------------------------------------------------------------------------------------------------------------------
      4,500,000   MA HFA (Single Family)                                     5.000      12/01/2031         4,607,820
--------------------------------------------------------------------------------------------------------------------
     52,085,000   MA HFA, Series A 5                                         5.250      07/01/2025        53,639,328
--------------------------------------------------------------------------------------------------------------------
     22,575,000   MA HFA, Series F 5                                         5.000      07/01/2022        22,953,782
--------------------------------------------------------------------------------------------------------------------
      2,185,000   MA HFA, Series A                                           5.200      06/01/2036         2,257,171
--------------------------------------------------------------------------------------------------------------------
      1,280,000   MA HFA, Series A                                           5.700      07/01/2020         1,337,856
--------------------------------------------------------------------------------------------------------------------
      1,355,000   MA HFA, Series A                                           5.800      07/01/2030         1,418,102
--------------------------------------------------------------------------------------------------------------------
      2,000,000   MA HFA, Series D 3                                         4.850      06/01/2040         1,997,400
                                                                                                     ---------------
                                                                                                         111,312,791

--------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.6%
     21,000,000   Detroit, MI Sewer Disposal System 5                        4.191      07/01/2032        21,010,500
--------------------------------------------------------------------------------------------------------------------
      2,625,000   Kent, MI Hospital Finance Authority                        6.250      07/01/2040         2,913,698
--------------------------------------------------------------------------------------------------------------------
      9,900,000   MI Higher Education Student Loan Authority 5               5.450      09/01/2026        10,374,359
--------------------------------------------------------------------------------------------------------------------
         65,000   MI Hospital Finance Authority (Detroit Medical Center)     6.500      08/15/2018            65,046
--------------------------------------------------------------------------------------------------------------------
     20,000,000   MI Hospital Finance Authority (Henry Ford Health
                  System)                                                    5.250      11/15/2046        21,015,600
--------------------------------------------------------------------------------------------------------------------
      1,200,000   MI Hsg. Devel. Authority (Deaconess Tower)                 5.200      08/20/2038         1,240,044
--------------------------------------------------------------------------------------------------------------------
        500,000   MI Hsg. Devel. Authority, Series D                         5.200      10/01/2042           516,420
--------------------------------------------------------------------------------------------------------------------
      2,185,000   MI Job Devel. Authority Pollution Control
                  (General Motors Corp.)                                     5.550      04/01/2009         2,190,397
--------------------------------------------------------------------------------------------------------------------
        450,000   MI Public Educational Facilities Authority
                  (Black River School)                                       5.800      09/01/2030           460,094
--------------------------------------------------------------------------------------------------------------------
      2,000,000   MI Public Educational Facilities Authority
                  (Old Redford Academy)                                      6.000      12/01/2035         2,091,100
--------------------------------------------------------------------------------------------------------------------
      4,800,000   MI Strategic Fund (Genesee Power Station)                  7.500      01/01/2021         4,799,808
--------------------------------------------------------------------------------------------------------------------
        360,000   MI Strategic Fund Limited Obligation
                  (Clark Retirement Community/Clark Retirement
                  Community Foundation Obligated Group)                      5.650      09/01/2029           380,452
--------------------------------------------------------------------------------------------------------------------
      8,000,000   MI Strategic Fund Limited Obligation
                  (Detroit Edison Company) 5                                 5.500      06/01/2030         8,587,160
--------------------------------------------------------------------------------------------------------------------
      5,505,000   MI Strategic Fund Limited Obligation
                  (Ford Motor Company), Series A                             6.550      10/01/2022         5,571,060
--------------------------------------------------------------------------------------------------------------------
         50,000   MI Strategic Fund Pollution Control (General Motors
                  Corp.)                                                     6.200      09/01/2020            50,630
--------------------------------------------------------------------------------------------------------------------
     15,375,000   MI Strategic Fund Pollution Control (General Motors
                  Corp.)                                                     7.000 10   04/01/2008        15,375,000


                 42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$    27,895,000   MI Strategic Fund Pollution Control
                  (General Motors Corp.)                                     7.000% 10  12/01/2008   $    27,895,000
--------------------------------------------------------------------------------------------------------------------
     25,250,000   Midland County, MI EDC (Midland Cogeneration Venture)      6.875      07/23/2009        25,921,398
--------------------------------------------------------------------------------------------------------------------
        800,000   Pontiac, MI Tax Increment Finance Authority                6.375      06/01/2031           854,696
--------------------------------------------------------------------------------------------------------------------
      3,765,000   Wayne Charter County, MI Airport Facilities
                  (Northwest Airlines) 8,11                                  6.000      12/01/2029         2,965,163
--------------------------------------------------------------------------------------------------------------------
     31,195,000   Wayne County, MI Airport Authority
                  (Detroit Metropolitan Wayne County Airport) 5              5.000      12/01/2029        32,457,634
                                                                                                     ---------------
                                                                                                         186,735,259

--------------------------------------------------------------------------------------------------------------------
MINNESOTA--2.4%
      1,375,000   Aitkin, MN Health Care Facilities
                  (Riverwood Healthcare Center)                              5.600      02/01/2032         1,414,435
--------------------------------------------------------------------------------------------------------------------
      1,750,000   Buffalo, MN Health Care (Central Minnesota Senior Hsg.)    5.500      09/01/2033         1,760,920
--------------------------------------------------------------------------------------------------------------------
      1,430,000   Burnsville, MN Commercial Devel. (Holiday Inn)             5.900      04/01/2008         1,428,298
--------------------------------------------------------------------------------------------------------------------
        240,000   Cambridge, MN EDA                                          5.000      02/01/2019           247,145
--------------------------------------------------------------------------------------------------------------------
         90,000   Cloguet, MN Pollution Control (Potlach Corp.)              5.900      10/01/2026            92,376
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Cokato, MN Senior Hsg. (Cokato Charitable Trust)           5.400      12/01/2036         1,007,160
--------------------------------------------------------------------------------------------------------------------
      2,700,000   Coon Rapids, MN Multifamily Hsg.
                  (Coon Rapids Leased Hsg. Associates II) 1                  4.950      10/20/2041         2,715,822
--------------------------------------------------------------------------------------------------------------------
      6,000,000   Cottage Grove, MN Senior Hsg.                              5.250      12/01/2046         6,076,440
--------------------------------------------------------------------------------------------------------------------
      1,750,000   Cottage Grove, MN Senior Hsg.                              6.000      12/01/2046         1,758,505
--------------------------------------------------------------------------------------------------------------------
        475,000   Cuyuna Range, MN Hospital District Health Facilities       5.200      06/01/2025           484,619
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Cuyuna Range, MN Hospital District Health Facilities       5.500      06/01/2035         1,037,680
--------------------------------------------------------------------------------------------------------------------
        200,000   Eden Prairie, MN Multifamily Hsg. (Sterling Ponds)         6.250      12/01/2029           201,178
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Eveleth, MN (Manor House Woodland)                         5.500      10/01/2025         1,000,660
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Eveleth, MN Multifamily (Manor House)                      5.700      10/01/2036         2,017,580
--------------------------------------------------------------------------------------------------------------------
        130,000   Grand Rapids, MN Hsg. & Redevel. Authority (Lakeshore)     5.700      10/01/2029           134,380
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Inner Grove Heights, MN Nursing Home
                  (Presbyterian Homes)                                       5.500      10/01/2041         1,007,690
--------------------------------------------------------------------------------------------------------------------
        525,000   International Falls, MN Pollution Control
                  (Boise Cascade Corp.) 1                                    5.500      04/01/2023           536,939
--------------------------------------------------------------------------------------------------------------------
      3,250,000   International Falls, MN Pollution Control
                  (Boise Cascade Corp.) 1                                    5.650      12/01/2022         3,319,875
--------------------------------------------------------------------------------------------------------------------
      6,325,000   International Falls, MN Solid Waste Disposal
                  (Boise Cascade Corp.)                                      6.850      12/01/2029         6,816,010
--------------------------------------------------------------------------------------------------------------------
        530,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)              5.550      09/01/2026           539,614
--------------------------------------------------------------------------------------------------------------------
      1,135,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)              5.700      09/01/2036         1,154,488
--------------------------------------------------------------------------------------------------------------------
      1,225,000   Mahtomedi, MN Multifamily (Briarcliff)                     7.350      06/01/2036         1,251,338
--------------------------------------------------------------------------------------------------------------------
      9,800,000   Mankato, MN Industrial Devel.
                  (Environ Biocomposites Holdings)                           7.250      12/01/2025         9,545,788
--------------------------------------------------------------------------------------------------------------------
      8,000,000   Minneapolis & St. Paul, MN Hsg. Finance Board
                  (Single Family Mtg.)                                       5.000      11/01/2038         8,173,120


                 43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$     4,789,253   Minneapolis & St. Paul, MN Hsg. Finance Board
                  (Single Family Mtg.)                                       5.000%     12/01/2038   $     4,895,479
--------------------------------------------------------------------------------------------------------------------
     46,915,000   Minneapolis & St. Paul, MN Metropolitan Airports
                  Commission (Northwest Airlines) 8,11                       7.000      04/01/2025        42,645,266
--------------------------------------------------------------------------------------------------------------------
     16,400,000   Minneapolis & St. Paul, MN Metropolitan Airports
                  Commission (Northwest Airlines) 8,11                       7.375      04/01/2025        14,905,632
--------------------------------------------------------------------------------------------------------------------
        100,000   Minneapolis, MN (Belmont Apartments)                       7.625      11/01/2027           102,024
--------------------------------------------------------------------------------------------------------------------
         35,000   Minneapolis, MN (Walker Methodist Senior Services)         5.875      11/15/2018            35,345
--------------------------------------------------------------------------------------------------------------------
        145,000   Minneapolis, MN (Walker Methodist Senior Services)         6.000      11/15/2028           147,237
--------------------------------------------------------------------------------------------------------------------
         15,000   Minneapolis, MN (Walker Methodist Senior Services)         6.000      11/15/2028            15,155
--------------------------------------------------------------------------------------------------------------------
        250,000   Minneapolis, MN Tax Increment (Grant Park)                 5.350      02/01/2030           250,795
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Minneapolis, MN Tax Increment (Ivy Tower)                  5.700      02/01/2029         1,020,150
--------------------------------------------------------------------------------------------------------------------
      4,585,000   MN HFA (Residential Hsg.)                                  4.875      07/01/2037         4,627,732
--------------------------------------------------------------------------------------------------------------------
         25,000   MN HFA (Single Family Mtg.)                                5.900      07/01/2025            25,369
--------------------------------------------------------------------------------------------------------------------
        375,000   Moorhead, MN EDA (Eventide)                                5.150      06/01/2029           375,653
--------------------------------------------------------------------------------------------------------------------
        900,000   New Hope, MN Hsg. & Health Care Facilities
                  (MN Masonic Home North Ridge)                              5.900      03/01/2019           931,320
--------------------------------------------------------------------------------------------------------------------
         80,000   New Hope, MN Multifamily (Chardon Court)                   7.250      06/01/2026            79,991
--------------------------------------------------------------------------------------------------------------------
        500,000   Northfield, MN Hospital                                    5.375      11/01/2031           527,520
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Northfield, MN Hsg. & Redevel. Authority
                  (Northfield Retirement)                                    5.375      12/01/2036           983,140
--------------------------------------------------------------------------------------------------------------------
         25,000   Northfield, MN Lease (Village School of
                  Northfield) 8,9                                            6.500      12/01/2014            12,540
--------------------------------------------------------------------------------------------------------------------
        330,000   Northfield, MN Lease (Village School of
                  Northfield) 8,9,11                                         7.500      12/01/2024           164,944
--------------------------------------------------------------------------------------------------------------------
      2,100,000   Northwest MN Multi-County Hsg. & Redevel. Authority        5.450      07/01/2041         2,050,482
--------------------------------------------------------------------------------------------------------------------
        400,000   Owatonna, MN Senior Hsg. (Owatonna Senior Living)          5.800      10/01/2029           406,932
--------------------------------------------------------------------------------------------------------------------
      1,250,000   Owatonna, MN Senior Hsg. (Owatonna Senior Living)          6.000      04/01/2041         1,284,275
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Pine City, MN (Lakes International Language Academy)       6.250      05/01/2035         1,014,950
--------------------------------------------------------------------------------------------------------------------
        820,000   Pine City, MN Health Care & Hsg. (North Branch)            6.000      10/20/2036           831,792
--------------------------------------------------------------------------------------------------------------------
      1,715,000   Pine City, MN Health Care & Hsg. (North Branch)            6.125      10/20/2047         1,742,269
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Prior Lake, MN EDA (Shepherds Path Senior Hsg.)            5.625      08/01/2026         1,545,045
--------------------------------------------------------------------------------------------------------------------
      1,875,000   Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)    5.750      08/01/2041         1,906,275
--------------------------------------------------------------------------------------------------------------------
      6,200,000   Richfield, MN Senior Hsg. (Richfield Senior Hsg.)          6.625      12/01/2039         6,368,640
--------------------------------------------------------------------------------------------------------------------
        680,000   Rochester, MN Multifamily Hsg. (Eastridge Estates)         7.750      12/15/2034           680,401
--------------------------------------------------------------------------------------------------------------------
      4,300,000   Sartell, MN Health Care & Hsg. Facilities
                  (The Foundation for Health Care Continuums)                6.625      09/01/2029         4,469,248
--------------------------------------------------------------------------------------------------------------------
        935,000   Seaway Port Authority of Duluth, MN
                  (Northstar Aerospace)                                      5.000      04/01/2017           927,221
--------------------------------------------------------------------------------------------------------------------
        210,000   Seaway Port Authority of Duluth, MN
                  (Northstar Aerospace)                                      5.200      04/01/2027           210,420
--------------------------------------------------------------------------------------------------------------------
        830,000   St. Anthony, MN Hsg. & Redevel. Authority
                  (Silver Lake Village)                                      5.375      08/01/2021           844,816


                 44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$       790,000   St. Anthony, MN Hsg. & Redevel. Authority
                  (Silver Lake Village)                                      5.625%     02/01/2031   $       805,926
--------------------------------------------------------------------------------------------------------------------
        100,000   St. Cloud, MN Hsg. & Redevel. Authority (Germain           5.900      09/01/2020            98,210
                  Towers)
--------------------------------------------------------------------------------------------------------------------
      1,000,000   St. Louis Park, MN (Roitenberg Family)                     5.700      08/15/2041         1,019,900
--------------------------------------------------------------------------------------------------------------------
      1,300,000   St. Paul, MN Hsg. & Redevel. Authority
                  (Brigecreek Senior Place)                                  7.000      09/15/2037         1,300,182
--------------------------------------------------------------------------------------------------------------------
      2,000,000   St. Paul, MN Hsg. & Redevel. Authority
                  (Community of Peace Building Company)                      7.875      12/01/2030         2,310,600
--------------------------------------------------------------------------------------------------------------------
      2,000,000   St. Paul, MN Hsg. & Redevel. Authority
                  (Episcopal Nursing Home)                                   5.630      10/01/2033         2,056,100
--------------------------------------------------------------------------------------------------------------------
      3,000,000   St. Paul, MN Hsg. & Redevel. Authority
                  (Great Northern Lofts)                                     6.250      03/01/2029         3,206,010
--------------------------------------------------------------------------------------------------------------------
        400,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)     5.750      09/01/2026           401,292
--------------------------------------------------------------------------------------------------------------------
        650,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)     6.000      09/01/2036           653,959
--------------------------------------------------------------------------------------------------------------------
      2,000,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)     6.800      03/01/2029         2,140,760
--------------------------------------------------------------------------------------------------------------------
      2,130,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)     7.000      03/01/2029         2,300,251
--------------------------------------------------------------------------------------------------------------------
      1,770,000   St. Paul, MN Port Authority (Great Northern)               6.000      03/01/2030         1,856,376
--------------------------------------------------------------------------------------------------------------------
      3,400,000   St. Paul, MN Port Authority (Healtheast Midway Campus)     6.000      05/01/2030         3,515,736
--------------------------------------------------------------------------------------------------------------------
      1,760,000   Wadena, MN Hsg. & Redevel. Authority
                  (Humphrey Manor East)                                      6.000      02/01/2019         1,776,086
                                                                                                     ---------------
                                                                                                         173,191,506

--------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.8%
        125,000   Claiborne County, MS Pollution Control
                  (System Energy Resources)                                  6.200      02/01/2026           125,504
--------------------------------------------------------------------------------------------------------------------
         50,000   Gulfport, MS Hospital Facility
                  (Gulfport Memorial Hospital)                               6.125      07/01/2015            50,082
--------------------------------------------------------------------------------------------------------------------
         10,000   Jackson, MS Hsg. Authority (Elton Park Apartments)         5.400      04/01/2039            10,250
--------------------------------------------------------------------------------------------------------------------
     12,500,000   MS Business Finance Corp. (System Energy Resources)        5.875      04/01/2022        12,634,250
--------------------------------------------------------------------------------------------------------------------
      6,430,000   MS Business Finance Corp. (System Energy Resources)        5.900      05/01/2022         6,498,029
--------------------------------------------------------------------------------------------------------------------
     22,400,000   MS Devel. Bank Special Obligation 3,5                      5.000      03/01/2041        23,302,944
--------------------------------------------------------------------------------------------------------------------
     17,500,000   MS Hospital Equipment & Facilities Authority
                  (Baptist Memorial Health Care) 5                           5.000      09/01/2024        17,960,075
                                                                                                     ---------------
                                                                                                          60,581,134

--------------------------------------------------------------------------------------------------------------------
MISSOURI--1.2%
        250,000   Belton, MO Tax Increment (Belton Town Center)              5.500      03/01/2020           252,748
--------------------------------------------------------------------------------------------------------------------
        400,000   Belton, MO Tax Increment (Belton Town Center)              5.625      03/01/2025           405,084
--------------------------------------------------------------------------------------------------------------------
     13,000,000   Branson, MO IDA (Branson Hills)                            7.050      05/01/2027        14,046,630
--------------------------------------------------------------------------------------------------------------------
      2,075,000   Branson, MO IDA (Branson Landing)                          5.250      06/01/2021         2,099,278
--------------------------------------------------------------------------------------------------------------------
      2,470,000   Branson, MO IDA (Branson Landing)                          5.500      06/01/2029         2,515,226
--------------------------------------------------------------------------------------------------------------------
     24,545,000   Branson, MO IDA (Branson Shoppe Redevel.)                  5.950      11/01/2029        24,345,940


                 45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$       570,000   Broadway-Fairview, MO Transportation Devel. District
                  (Columbia)                                                 6.125%     12/01/2036   $       581,326
--------------------------------------------------------------------------------------------------------------------
      1,215,000   Chillicothe, MO Tax Increment (South U.S. 65)              5.500      04/01/2021         1,243,443
--------------------------------------------------------------------------------------------------------------------
      1,100,000   Chillicothe, MO Tax Increment (South U.S. 65)              5.625      04/01/2027         1,123,606
--------------------------------------------------------------------------------------------------------------------
      2,530,000   Clay County, MO IDA (Oak Creek) 1                          6.300      01/20/2038         2,757,827
--------------------------------------------------------------------------------------------------------------------
        450,000   Cottleville, MO COP 9                                      5.250      08/01/2031           457,106
--------------------------------------------------------------------------------------------------------------------
      3,325,000   Dardenne Town Square, MO Transportation Devel. District    5.000      05/01/2026         3,274,261
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Dardenne Town Square, MO Transportation Devel. District    5.000      05/01/2036         3,912,480
--------------------------------------------------------------------------------------------------------------------
      2,815,000   Enright Arlington, MO Community Improvement District       5.400      03/01/2026         2,809,877
--------------------------------------------------------------------------------------------------------------------
        250,000   Grindstone Plaza, MO Transportation Devel. District        5.250      10/01/2021           251,393
--------------------------------------------------------------------------------------------------------------------
        400,000   Grindstone Plaza, MO Transportation Devel. District        5.400      10/01/2026           404,020
--------------------------------------------------------------------------------------------------------------------
        600,000   Grindstone Plaza, MO Transportation Devel. District        5.550      10/01/2036           604,908
--------------------------------------------------------------------------------------------------------------------
        200,000   Jackson County, MO IDA (Avila College)                     6.500      12/02/2025           207,122
--------------------------------------------------------------------------------------------------------------------
      1,250,000   Jennings, MO Tax Increment & Community Improvement
                  (Northland Redevel. Area)                                  5.000      11/01/2023         1,236,625
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Kansas City, MO IDA (Plaza Library)                        5.900      03/01/2024         1,007,760
--------------------------------------------------------------------------------------------------------------------
      1,393,000   Kansas City, MO IDA (West Paseo)                           6.750      07/01/2036         1,409,437
--------------------------------------------------------------------------------------------------------------------
      3,750,000   Kansas City, MO Tax Increment (Briarcliff West) 1          5.400      06/01/2024         3,828,263
--------------------------------------------------------------------------------------------------------------------
        110,000   MO Environmental Improvement & Energy Resources
                  Authority (St. Louis Water Company)                        5.000      03/01/2029           110,675
--------------------------------------------------------------------------------------------------------------------
      3,915,000   MO Hsg. Devel. Commission (Mansion Apartments Phase II)    6.170      04/01/2032         3,959,240
--------------------------------------------------------------------------------------------------------------------
      3,315,000   MO Hsg. Devel. Commission (Single Family Mtg.)             5.550      09/01/2034         3,359,852
--------------------------------------------------------------------------------------------------------------------
        495,000   MO Hsg. Devel. Commission (Single Family Mtg.)             6.350      09/01/2034           515,508
--------------------------------------------------------------------------------------------------------------------
        790,000   Northwoods, MO Transportation Devel. District              5.850      02/01/2031           794,290
--------------------------------------------------------------------------------------------------------------------
      2,500,000   St. Joseph, MO IDA (Living Community of St. Joseph)        7.000      08/15/2032         2,550,825
--------------------------------------------------------------------------------------------------------------------
        750,000   St. Joseph, MO IDA (Shoppes at North Village)              5.375      11/01/2024           757,508
--------------------------------------------------------------------------------------------------------------------
      2,500,000   St. Joseph, MO IDA (Shoppes at North Village)              5.500      11/01/2027         2,541,550
--------------------------------------------------------------------------------------------------------------------
         25,000   St. Louis, MO Airport (Lambert Field Fueling Facilities
                  Corp.)                                                     5.250      07/01/2016            25,358
--------------------------------------------------------------------------------------------------------------------
         25,000   St. Louis, MO Airport (Lambert Field Fueling Facilities
                  Corp.)                                                     5.250      07/01/2022            25,349
--------------------------------------------------------------------------------------------------------------------
        185,000   St. Louis, MO IDA (Anheuser-Busch Companies)               5.875      11/01/2026           187,094
--------------------------------------------------------------------------------------------------------------------
      2,500,000   St. Louis, MO Tax Increment (1601 Washington Redevel.)     6.000      08/21/2026         2,481,700
--------------------------------------------------------------------------------------------------------------------
      1,660,000   St. Louis, MO Tax Increment (Printers Lofts)               6.000      08/21/2026         1,786,641
                                                                                                     ---------------
                                                                                                          87,869,950

--------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
      4,360,000   Hardin, MT Tax Increment Industrial Infrastructure Devel.
                  (Rocky Mountain Power)                                     0.000 7    09/01/2031         2,835,090
--------------------------------------------------------------------------------------------------------------------
      6,800,000   MT Board of Investment Exempt Facilities
                  (Stillwater Mining Company)                                8.000      07/01/2020         7,052,416
--------------------------------------------------------------------------------------------------------------------
      1,125,000   MT Facilities Finance Authority (St. John's Lutheran)      6.000      05/15/2025         1,162,901
--------------------------------------------------------------------------------------------------------------------
      1,650,000   MT Facilities Finance Authority (St. John's Lutheran)      6.125      05/15/2036         1,723,937


                 46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MONTANA Continued
$     1,910,000   MT Health Facilities Authority (CoMC)                      6.375%     06/01/2018   $     1,935,556
--------------------------------------------------------------------------------------------------------------------
        165,000   MT Higher Education Student Assistance Corp.               5.500      12/01/2031           168,739
--------------------------------------------------------------------------------------------------------------------
        105,000   MT Higher Education Student Assistance Corp.               6.400      12/01/2032           110,367
                                                                                                     ---------------
                                                                                                          14,989,006

--------------------------------------------------------------------------------------------------------------------
MULTI STATES--0.4%
      7,000,000   GMAC Municipal Mortgage Trust                              5.500      10/31/2040         7,209,090
--------------------------------------------------------------------------------------------------------------------
     13,000,000   GMAC Municipal Mortgage Trust 1                            5.700      10/31/2040        13,455,910
--------------------------------------------------------------------------------------------------------------------
      8,000,000   Munimae TE Bond Subsidiary                                 5.900      11/29/2049         8,482,960
                                                                                                     ---------------
                                                                                                          29,147,960

--------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.7%
         50,000   Dawson County, NE Sanitation & Improvement District        5.650      02/01/2022            49,775
--------------------------------------------------------------------------------------------------------------------
      1,250,000   Mead Village, NE Tax Increment (Biofuels-Mead)             5.750      01/01/2022         1,261,563
--------------------------------------------------------------------------------------------------------------------
         65,000   NE Student Loan (Nebhelp)                                  6.000      06/01/2028            65,499
--------------------------------------------------------------------------------------------------------------------
         15,000   NE Student Loan (Nebhelp)                                  6.250      06/01/2018            16,022
--------------------------------------------------------------------------------------------------------------------
        250,000   NE Student Loan (Nebhelp)                                  6.659 4    12/15/2015           134,103
--------------------------------------------------------------------------------------------------------------------
        105,000   Sarpy County, NE Sanitation & Improvement
                  Districts No. 179 (Eagle Crest)                            5.700      10/01/2021           105,082
--------------------------------------------------------------------------------------------------------------------
     45,745,000   Saunders County, NE Individual Devel. (Mead Biofuels)      7.000      12/01/2026        45,758,266
                                                                                                     ---------------
                                                                                                          47,390,310

--------------------------------------------------------------------------------------------------------------------
NEVADA--1.4%
     27,305,000   Clark County, NV Industrial Devel.
                  (Nevada Power Company) 1                                   5.900      10/01/2030        27,305,000
--------------------------------------------------------------------------------------------------------------------
      7,035,000   Clark County, NV Industrial Devel.
                  (Nevada Power Company), Series A                           5.900      11/01/2032         7,037,884
--------------------------------------------------------------------------------------------------------------------
     19,210,000   Clark County, NV Industrial Devel. (Southwest Gas
                  Corp.) 5                                                   5.000      12/01/2033        19,888,048
--------------------------------------------------------------------------------------------------------------------
     10,570,000   Clark County, NV Industrial Devel. (Southwest Gas
                  Corp.) 5                                                   5.250      07/01/2034        11,136,341
--------------------------------------------------------------------------------------------------------------------
     12,000,000   Clark County, NV Industrial Devel. (Southwest Gas
                  Corp.) 5                                                   5.250      03/01/2038        12,713,340
--------------------------------------------------------------------------------------------------------------------
      8,270,000   Clark County, NV Industrial Devel. Revenue
                  (Southwest Gas Corp.) 5                                    5.550      12/01/2038         8,836,966
--------------------------------------------------------------------------------------------------------------------
     10,000,000   Director of the State of NV Dept. of Business & Industry
                  (Las Ventanas Retirement)                                  7.000      11/15/2034        10,200,200
--------------------------------------------------------------------------------------------------------------------
        135,000   Mesquite, NV Special Improvement District (Canyon Creek)   5.400      08/01/2020           139,320
--------------------------------------------------------------------------------------------------------------------
        500,000   Mesquite, NV Special Improvement District (Canyon Creek)   5.500      08/01/2025           515,865
--------------------------------------------------------------------------------------------------------------------
      3,360,000   NV Hsg. Division (Riverwood I & II)                        4.750      04/01/2039         3,363,293
--------------------------------------------------------------------------------------------------------------------
        100,000   Reno, NV Redevel. Agency Tax Allocation, Series A          6.200      06/01/2018            99,260
                                                                                                     ---------------
                                                                                                         101,235,517

--------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.1%
      2,215,000   NH Business Finance Authority (Air Cargo at Pease)         6.750      04/01/2024         2,284,662
--------------------------------------------------------------------------------------------------------------------
         70,000   NH Business Finance Authority (CT Light & Power)           5.850      12/01/2022            72,733


                 47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE Continued
$       200,000   NH Business Finance Authority (Pennichuck Water Works)     6.300%     05/01/2022   $       205,100
--------------------------------------------------------------------------------------------------------------------
      4,000,000   NH H&EFA (Franklin Pierce College)                         6.050      10/01/2034         4,336,720
--------------------------------------------------------------------------------------------------------------------
        775,000   NH HE&HFA (New England College)                            5.750      03/01/2009           781,371
                                                                                                     ---------------
                                                                                                           7,680,586

--------------------------------------------------------------------------------------------------------------------
NEW JERSEY--9.9%
        100,000   NJ EDA (Cascade Corp.)                                     8.250      02/01/2026           100,017
--------------------------------------------------------------------------------------------------------------------
     24,000,000   NJ EDA (Cigarette Tax)                                     5.500      06/15/2024        25,176,960
--------------------------------------------------------------------------------------------------------------------
      5,205,000   NJ EDA (Cigarette Tax)                                     5.500      06/15/2031         5,484,144
--------------------------------------------------------------------------------------------------------------------
     19,205,000   NJ EDA (Cigarette Tax)                                     5.750      06/15/2029        20,655,938
--------------------------------------------------------------------------------------------------------------------
      3,000,000   NJ EDA (Cigarette Tax) 1                                   5.750      06/15/2034         3,207,270
--------------------------------------------------------------------------------------------------------------------
        965,000   NJ EDA (Continental Airlines)                              5.500      04/01/2028           965,618
--------------------------------------------------------------------------------------------------------------------
      5,285,000   NJ EDA (Continental Airlines)                              6.250      09/15/2019         5,498,303
--------------------------------------------------------------------------------------------------------------------
     39,300,000   NJ EDA (Continental Airlines)                              6.250      09/15/2029        40,998,153
--------------------------------------------------------------------------------------------------------------------
     16,090,000   NJ EDA (Continental Airlines)                              6.400      09/15/2023        16,872,457
--------------------------------------------------------------------------------------------------------------------
        935,000   NJ EDA (Continental Airlines)                              6.625      09/15/2012         1,016,280
--------------------------------------------------------------------------------------------------------------------
     20,725,000   NJ EDA (Continental Airlines)                              7.000      11/15/2030        22,529,940
--------------------------------------------------------------------------------------------------------------------
     16,910,000   NJ EDA (Continental Airlines)                              7.200      11/15/2030        18,461,831
--------------------------------------------------------------------------------------------------------------------
        100,000   NJ EDA (Continental Airlines)                              9.000      06/01/2033           124,470
--------------------------------------------------------------------------------------------------------------------
      1,510,000   NJ EDA (Empowerment Zone-Cumberland)                       7.750      08/01/2021         1,474,560
--------------------------------------------------------------------------------------------------------------------
     29,565,000   NJ EDA (School Facilities Construction)                    5.250      12/15/2015        32,593,639
--------------------------------------------------------------------------------------------------------------------
      3,250,000   NJ EDA Retirement Community (Cedar Crest Village)          7.250      11/15/2031         3,706,105
--------------------------------------------------------------------------------------------------------------------
      9,000,000   NJ EDA, Series B                                           6.875      01/01/2037         9,509,760
--------------------------------------------------------------------------------------------------------------------
      2,545,000   NJ Health Care Facilities Financing Authority
                  (Columbus Hospital)                                        7.500      07/01/2021         2,585,262
--------------------------------------------------------------------------------------------------------------------
      5,100,000   NJ Health Care Facilities Financing Authority
                  (Raritan Bay Medical Center)                               7.250      07/01/2027         5,218,728
--------------------------------------------------------------------------------------------------------------------
     10,000,000   NJ Tobacco Settlement Financing Corp.                      4.750      06/01/2034         9,593,000
--------------------------------------------------------------------------------------------------------------------
    122,870,000   NJ Tobacco Settlement Financing Corp. 3                    5.000      06/01/2029       123,314,789
--------------------------------------------------------------------------------------------------------------------
    151,750,000   NJ Tobacco Settlement Financing Corp.                      5.000      06/01/2041       149,850,090
--------------------------------------------------------------------------------------------------------------------
      1,500,000   NJ Tobacco Settlement Financing Corp.                      5.650 4    06/01/2041           221,565
--------------------------------------------------------------------------------------------------------------------
     64,620,000   NJ Tobacco Settlement Financing Corp. (TASC)               6.000      06/01/2037        71,273,275
--------------------------------------------------------------------------------------------------------------------
     58,750,000   NJ Tobacco Settlement Financing Corp. (TASC)               6.125      06/01/2042        65,134,950
--------------------------------------------------------------------------------------------------------------------
     46,215,000   NJ Tobacco Settlement Financing Corp. (TASC)               6.250      06/01/2043        52,379,619
--------------------------------------------------------------------------------------------------------------------
     16,165,000   NJ Tobacco Settlement Financing Corp. (TASC)               6.375      06/01/2032        18,365,703
--------------------------------------------------------------------------------------------------------------------
      4,055,000   NJ Tobacco Settlement Financing Corp. (TASC)               7.000      06/01/2041         4,765,314
                                                                                                     ---------------
                                                                                                         711,077,740

--------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.2%
      5,800,000   Eldorado, NM Area Water & Sanitation District              6.000      02/01/2025         5,823,722
--------------------------------------------------------------------------------------------------------------------
         25,000   Farmington, NM Pollution Control
                  (Public Service Company of New Mexico)                     6.600      10/01/2029            26,790


                 48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

     PRINCIPAL                                                                                                 VALUE
        AMOUNT                                                              COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW MEXICO Continued
$     1,100,000   Mariposa East, NM Public Improvement District              5.500%     09/01/2016   $     1,128,358
--------------------------------------------------------------------------------------------------------------------
        500,000   Mariposa East, NM Public Improvement District              5.750      09/01/2021           517,660
--------------------------------------------------------------------------------------------------------------------
        500,000   Mariposa East, NM Public Improvement District              6.000      09/01/2032           518,965
--------------------------------------------------------------------------------------------------------------------
      7,440,000   NM Mtg. Finance Authority (Single Family Mtg.)             5.000      01/01/2038         7,576,747
--------------------------------------------------------------------------------------------------------------------
         15,000   NM Mtg. Finance Authority, Series C                        6.500      07/01/2025            15,369
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Ventana West, NM Public Improvement
                  District Special Levy                                      6.875      08/01/2033         1,078,800
                                                                                                     ---------------
                                                                                                          16,686,411

--------------------------------------------------------------------------------------------------------------------
NEW YORK--2.3%
      3,000,000   Albany, NY IDA (New Covenant Charter School)               7.000      05/01/2035         2,957,790
--------------------------------------------------------------------------------------------------------------------
     23,000,000   Erie County, NY IDA (Great Lakes)                          7.500 2    12/01/2025        10,779,410
--------------------------------------------------------------------------------------------------------------------
     13,000,000   Erie County, NY Tobacco Asset Securitization Corp.         5.808 4    06/01/2047         1,272,830
--------------------------------------------------------------------------------------------------------------------
     56,000,000   Erie County, NY Tobacco Asset Securitization Corp.         6.280 4    06/01/2050         3,810,800
--------------------------------------------------------------------------------------------------------------------
     62,000,000   Erie County, NY Tobacco Asset Securitization Corp.         6.656 4    06/01/2055         2,490,540
--------------------------------------------------------------------------------------------------------------------
      5,615,000   Nassau County, NY Tobacco Settlement Corp. (TASC)          5.000      06/01/2035         5,708,883
--------------------------------------------------------------------------------------------------------------------
        765,000   NY Counties Tobacco Trust IV (TASC)                        5.000      06/01/2045           773,002
--------------------------------------------------------------------------------------------------------------------
    132,765,000   NY Counties Tobacco Trust V                                5.904 4    06/01/2038        21,473,411
--------------------------------------------------------------------------------------------------------------------
    107,910,000   NY Counties Tobacco Trust V                                6.074 4    06/01/2050         8,190,369
--------------------------------------------------------------------------------------------------------------------
    412,100,000   NY Counties Tobacco Trust V                                7.151 4    06/01/2060        10,014,030
--------------------------------------------------------------------------------------------------------------------
    500,000,000   NY Counties Tobacco Trust V                                7.836 4    06/01/2060         9,050,000
--------------------------------------------------------------------------------------------------------------------
      2,815,000   NYC IDA (American Airlines)                                5.400      07/01/2020         2,813,790
--------------------------------------------------------------------------------------------------------------------
     11,055,000   NYC IDA (American Airlines)                                6.900      08/01/2024        11,167,761
--------------------------------------------------------------------------------------------------------------------
      4,750,000   NYC IDA (American Airlines)                                7.625      08/01/2025         5,808,680
--------------------------------------------------------------------------------------------------------------------
     46,000,000   NYC IDA (American Airlines)                                7.750      08/01/2031        56,536,760
--------------------------------------------------------------------------------------------------------------------
      1,000,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)         5.750      10/01/2036         1,012,910
--------------------------------------------------------------------------------------------------------------------
        500,000   NYC IDA Special Facilities (JFK International Airport)     8.000      08/01/2012           574,850
--------------------------------------------------------------------------------------------------------------------
      1,330,000   NYS IDA (Mt. Sinai Health)                                 6.625      07/01/2019         1,430,162
--------------------------------------------------------------------------------------------------------------------
      1,350,000   Otsego County, NY IDA (Hartwick College)                   6.000      07/01/2013         1,418,850
--------------------------------------------------------------------------------------------------------------------
      1,435,000   Otsego County, NY IDA (Hartwick College)                   6.000      07/01/2014         1,503,335
--------------------------------------------------------------------------------------------------------------------
      1,520,000   Otsego County, NY IDA (Hartwick College)                   6.000      07/01/2015         1,589,449
--------------------------------------------------------------------------------------------------------------------
      1,610,000   Otsego County, NY IDA (Hartwick College)                   6.000      07/01/2016         1,678,908
                                                                                                     ---------------
                                                                                                         162,056,520

--------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--1.0%
     34,160,000   Charlotte, NC Douglas International Airport Special
                  Facilities (US Airways)                                    5.600      07/01/2027        34,557,622
--------------------------------------------------------------------------------------------------------------------
      2,755,000   Charlotte, NC Douglas International Airport Special
                  Facilities (US Airways)                                    7.750      02/01/2028         2,960,743
--------------------------------------------------------------------------------------------------------------------
     24,815,000   Gaston, NC IF&PCFA (National Gypsum)                       5.750      08/01/2035        26,574,632
--------------------------------------------------------------------------------------------------------------------
      1,900,000   NC Medical Care Commission (Glenaire/The Presbyterian
                  Homes Obligated Group)                                     5.500      10/01/2031         1,974,936


                 49 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--1.0%
 $    1,100,000   NC Medical Care Commission (Glenaire/The Presbyterian
                  Homes Obligated Group)                                     5.600%     10/01/2036   $     1,150,028
--------------------------------------------------------------------------------------------------------------------
      1,400,000   NC Medical Care Commission (United Methodist)              5.500      10/01/2032         1,450,330
                                                                                                     ---------------
                                                                                                          68,668,291

--------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA-- 0.1%
      1,000,000   Cando, ND Nursing Facility (Towner County
                  Medical Center)                                            7.125      08/01/2022         1,000,690
--------------------------------------------------------------------------------------------------------------------
        100,000   Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)    7.000      11/01/2015           100,125
--------------------------------------------------------------------------------------------------------------------
      2,865,000   Richland County, ND Hsg. (Birchwood Properties)            6.750      05/01/2029         2,896,171
                                                                                                     ---------------
                                                                                                           3,996,986

--------------------------------------------------------------------------------------------------------------------
OHIO--2.7%
      1,470,000   Butler County, OH Hsg. (Anthony Wayne Apartments)          6.500      09/01/2030         1,353,135
--------------------------------------------------------------------------------------------------------------------
     18,885,000   Cleveland, OH Airport (Continental Airlines) 1             5.375      09/15/2027        19,048,733
--------------------------------------------------------------------------------------------------------------------
         90,000   Cleveland, OH Airport (Continental Airlines)               5.500      12/01/2008            90,702
--------------------------------------------------------------------------------------------------------------------
     17,200,000   Cleveland, OH Airport (Continental Airlines) 1             5.700      12/01/2019        17,701,724
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Cleveland-Cuyahoga County, OH Port Authority
                  (St. Clarence)                                             6.250      05/01/2038         1,030,090
--------------------------------------------------------------------------------------------------------------------
      3,265,000   Dublin, OH Industrial Devel. (Dublin Health Care Corp.)    7.500      12/01/2016         3,357,857
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Erie County, OH Hospital Facilities (Firelands Regional
                  Medical Center) 1                                          5.250      08/15/2046         5,237,550
--------------------------------------------------------------------------------------------------------------------
      7,500,000   Grove City, OH Tax Increment Financing                     5.375      12/01/2031         7,433,400
--------------------------------------------------------------------------------------------------------------------
        870,000   Lorain County, OH Port Authority (Alumalloy LLC)           6.000      11/15/2025           890,358
--------------------------------------------------------------------------------------------------------------------
     23,775,000   Mahoning County, OH Hospital Facilities (Forum Health)     6.000      11/15/2032        23,886,743
--------------------------------------------------------------------------------------------------------------------
      2,050,000   Miami County, OH Hospital Facilities
                  (Upper Valley Medical Center)                              5.250      05/15/2026         2,155,985
--------------------------------------------------------------------------------------------------------------------
        960,000   Moraine, OH Solid Waste Disposal (General Motors Corp.)    5.650      07/01/2024           961,008
--------------------------------------------------------------------------------------------------------------------
        225,000   Moraine, OH Solid Waste Disposal (General Motors Corp.)    6.750      07/01/2014           237,445
--------------------------------------------------------------------------------------------------------------------
      2,375,000   OH Air Quality Devel. Authority (Toledo Edison Company)    6.100      08/01/2027         2,445,466
--------------------------------------------------------------------------------------------------------------------
        475,000   OH Environmental Facilities (Ford Motor Company)           5.950      09/01/2029           483,721
--------------------------------------------------------------------------------------------------------------------
        100,000   OH Environmental Facilities (Ford Motor Company)           6.150      06/01/2030           102,811
--------------------------------------------------------------------------------------------------------------------
      2,630,000   OH HFA (GNMA Collateral Mtg.)                              5.000      11/20/2047         2,653,407
--------------------------------------------------------------------------------------------------------------------
      5,170,000   OH HFA (Uptown Towers Apartments)                          5.250      04/20/2048         5,360,515
--------------------------------------------------------------------------------------------------------------------
     15,000,000   OH Higher Educational Facility Commission
                  (University Hospital Health System) 3                      4.750      01/15/2046        14,738,250
--------------------------------------------------------------------------------------------------------------------
     12,500,000   OH Higher Educational Facility Commission
                  (University Hospital Health System) 3                      5.250      01/15/2046        13,117,375
--------------------------------------------------------------------------------------------------------------------
     12,580,000   OH Higher Educational Facility 5                           5.000      12/01/2044        13,212,460
--------------------------------------------------------------------------------------------------------------------
        550,000   OH Pollution Control (General Motors Corp.)                5.625      03/01/2015           552,701
--------------------------------------------------------------------------------------------------------------------
      2,050,000   OH Port Authority of Columbiana Solid Waste
                  (A&L Salvage)                                             14.500      07/01/2028         2,455,019


                 50 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
OHIO Continued
$    16,320,000   OH Port Authority of Columbiana Solid Waste
                  (Apex Environmental)                                       7.250%     08/01/2034   $    16,723,594
--------------------------------------------------------------------------------------------------------------------
     13,925,000   OH Solid Waste (General Motors Corp.)                      6.300      12/01/2032        14,260,593
--------------------------------------------------------------------------------------------------------------------
      5,253,000   OH Solid Waste Disposal (USG Corp.)                        5.600      08/01/2032         5,462,805
--------------------------------------------------------------------------------------------------------------------
     17,595,000   OH Solid Waste Disposal (USG Corp.)                        5.650      03/01/2033        18,152,058
--------------------------------------------------------------------------------------------------------------------
      2,450,000   OH Solid Waste Disposal (USG Corp.)                        6.050      08/01/2034         2,575,073
--------------------------------------------------------------------------------------------------------------------
        430,000   OH Water Devel. Authority (Cincinnati Gas & Electric)      5.450      01/01/2024           432,421
--------------------------------------------------------------------------------------------------------------------
        572,000   OH Water Devel. Authority (General Motors Corp.)           5.900      06/15/2008           572,029
--------------------------------------------------------------------------------------------------------------------
         70,000   Pike County, OH Hospital Facilities
                  (Pike Health Services)                                     7.000      07/01/2022            70,928
--------------------------------------------------------------------------------------------------------------------
        125,000   Toledo-Lucas County, OH Port Authority (Northwest Ohio)    5.125      11/15/2025           126,624
                                                                                                     ---------------
                                                                                                         196,882,580

--------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.6%
      1,700,000   Ardmore, OK Devel. Authority
                  (Airpark Increment District)                               5.750      11/01/2022         1,723,732
--------------------------------------------------------------------------------------------------------------------
      2,325,000   Cleveland County, OK IDA (Vaughn Foods)                    6.750      12/01/2012         2,349,087
--------------------------------------------------------------------------------------------------------------------
      2,365,000   Cleveland County, OK IDA (Vaughn Foods)                    7.100      12/01/2024         2,390,164
--------------------------------------------------------------------------------------------------------------------
      2,080,000   Ellis County, OK Industrial Authority
                  (W.B. Johnston Grain of Shattuck)                          7.100      08/01/2023         2,174,390
--------------------------------------------------------------------------------------------------------------------
      2,760,000   Ellis County, OK Industrial Authority
                  (W.B. Johnston Grain of Shattuck)                          7.500      08/01/2023         2,899,739
--------------------------------------------------------------------------------------------------------------------
        500,000   Grady County, OK Industrial Authority
                  (Correctional Facilities) 9                                7.000      11/01/2011           350,000
--------------------------------------------------------------------------------------------------------------------
      3,555,000   Jackson County, OK Memorial Hospital Authority
                  (Jackson County Memorial)                                  7.300      08/01/2015         3,573,877
--------------------------------------------------------------------------------------------------------------------
      7,350,000   OK County Home Finance Authority (Single Family Mtg.)      5.400      10/01/2038         7,751,678
--------------------------------------------------------------------------------------------------------------------
      9,000,000   OK Devel. Finance Authority (Doane Products Company)       6.250      07/15/2023         9,148,230
--------------------------------------------------------------------------------------------------------------------
      4,000,000   OK HFA (Single Family Homeownership Loan Program)          5.050      09/01/2031         4,100,640
--------------------------------------------------------------------------------------------------------------------
        100,000   OK Ordnance Works Authority Sewer & Solid Waste
                  Disposal Facilities (Ralston Purina Group)                 6.500      09/01/2026           102,156
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Oklahoma City, OK Industrial & Cultural Facilities
                  (Aero Obligated Group)                                     6.750      01/01/2023         1,611,960
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Ottawa, OK Finance Authority (Doane Products Company)      7.250      06/01/2017         3,038,370
--------------------------------------------------------------------------------------------------------------------
     24,500,000   Tulsa County, OK Home Finance Authority
                  (Single Family Mtg.)                                       5.250      12/01/2038        25,950,890
--------------------------------------------------------------------------------------------------------------------
     20,710,000   Tulsa County, OK Industrial Authority
                  (St. Francis Health System)                                5.000      12/15/2036        21,385,146
--------------------------------------------------------------------------------------------------------------------
      6,425,000   Tulsa, OK Municipal Airport Trust
                  (American Airlines) 1                                      5.650      12/01/2035         6,541,421
--------------------------------------------------------------------------------------------------------------------
        100,000   Tulsa, OK Municipal Airport Trust (American Airlines)      6.250      06/01/2020           100,373
--------------------------------------------------------------------------------------------------------------------
     15,500,000   Tulsa, OK Municipal Airport Trust (American Airlines)      7.750      06/01/2035        18,516,300
                                                                                                     ---------------
                                                                                                         113,708,153


                 51 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
OREGON--0.5%
$     3,500,000   Clackamas County, OR Hsg. Authority (Easton Ridge)         5.900%     12/01/2026   $     3,499,720
--------------------------------------------------------------------------------------------------------------------
      3,745,000   Cow Creek Band, OR (Umpqua Tribe of Indians)               5.625      10/01/2026         3,812,597
--------------------------------------------------------------------------------------------------------------------
     10,000,000   Klamath Falls, OR Electric (Klamath Cogeneration)          5.750      01/01/2013        10,242,600
--------------------------------------------------------------------------------------------------------------------
      2,250,000   Klamath Falls, OR Electric (Klamath Cogeneration)          5.875      01/01/2016         2,312,933
--------------------------------------------------------------------------------------------------------------------
         85,000   OR (Elderly & Disabled Hsg.)                               5.800      08/01/2027            86,303
--------------------------------------------------------------------------------------------------------------------
        320,000   OR Economic Devel. (Georgia-Pacific Corp.)                 5.700      12/01/2025           322,797
--------------------------------------------------------------------------------------------------------------------
        695,000   OR Economic Devel. (Georgia-Pacific Corp.)                 6.350      08/01/2025           695,549
--------------------------------------------------------------------------------------------------------------------
         40,000   OR Hsg. & Community Services Dept. (Multifamily Hsg.)      6.000      07/01/2031            40,966
--------------------------------------------------------------------------------------------------------------------
      8,270,000   OR Solid Waste Disposal (USG Corp.)                        6.400      12/01/2029         8,768,681
--------------------------------------------------------------------------------------------------------------------
         50,000   Port Astoria, OR Pollution Control (James River)           6.550      02/01/2015            50,048
--------------------------------------------------------------------------------------------------------------------
      3,300,000   Port of St. Helen's, OR Pollution Control
                  (Boise Cascade Corp.)                                      5.650      12/01/2027         3,374,217
--------------------------------------------------------------------------------------------------------------------
         10,000   Portland, OR Hsg. Authority (Yards at Union Station)       6.750      05/01/2029            10,022
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Western Generation, OR Agency Cogeneration
                  (Wauna Cogeneration)                                       5.000      01/01/2016         1,024,170
--------------------------------------------------------------------------------------------------------------------
      1,735,000   Western Generation, OR Agency Cogeneration
                  (Wauna Cogeneration)                                       5.000      01/01/2021         1,737,516
                                                                                                     ---------------
                                                                                                          35,978,119

--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--4.1%
      1,250,000   Allegheny County, PA HDA
                  (The Covenant at South Hills) 8,11                         8.750      02/01/2031           625,338
--------------------------------------------------------------------------------------------------------------------
      4,210,000   Allegheny County, PA HDA
                  (West Penn Allegheny Health System) 1                      9.250      11/15/2015         5,002,659
--------------------------------------------------------------------------------------------------------------------
      6,000,000   Allegheny County, PA HDA
                  (West Penn Allegheny Health System)                        9.250      11/15/2022         7,118,040
--------------------------------------------------------------------------------------------------------------------
     36,010,000   Allegheny County, PA HDA
                  (West Penn Allegheny Health System)                        9.250      11/15/2030        42,650,604
--------------------------------------------------------------------------------------------------------------------
         70,000   Beaver County, PA IDA (J. Ray McDermott & Company)         6.800      02/01/2009            70,623
--------------------------------------------------------------------------------------------------------------------
        235,000   Horsham, PA Industrial & Commercial Devel. Authority
                  (GF/Pennsylvania Property)                                 7.375      09/01/2008           234,673
--------------------------------------------------------------------------------------------------------------------
      5,040,000   Horsham, PA Industrial & Commercial Devel. Authority
                  (GF/Pennsylvania Property)                                 8.375      09/01/2024         5,043,578
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Lawrence County, PA IDA (Shenango Presbyterian Center)     7.500      11/15/2031         1,079,830
--------------------------------------------------------------------------------------------------------------------
        515,000   New Morgan, PA IDA (Browning-Ferris Industries)            6.500      04/01/2019           514,949
--------------------------------------------------------------------------------------------------------------------
      5,000,000   PA EDFA (National Gypsum Company)                          6.250      11/01/2027         5,262,250
--------------------------------------------------------------------------------------------------------------------
      5,000,000   PA EDFA (Northampton Generating)                           6.500      01/01/2013         5,082,000
--------------------------------------------------------------------------------------------------------------------
      5,000,000   PA EDFA (Northampton Generating)                           6.600      01/01/2019         5,053,800
--------------------------------------------------------------------------------------------------------------------
     79,425,000   PA EDFA (Reliant Energy)                                   6.750      12/01/2036        87,666,932
--------------------------------------------------------------------------------------------------------------------
     28,500,000   PA EDFA (Reliant Energy)                                   6.750      12/01/2036        31,457,445
--------------------------------------------------------------------------------------------------------------------
     29,675,000   PA EDFA (Reliant Energy)                                   6.750      12/01/2036        32,754,375
--------------------------------------------------------------------------------------------------------------------
     17,500,000   PA EDFA (Reliant Energy)                                   6.750      12/01/2036        19,315,975
--------------------------------------------------------------------------------------------------------------------
     14,500,000   PA EDFA (Reliant Energy/Reliant Seward Obligated Group)    6.750      12/01/2036        16,004,665


                 52 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$    26,235,000   PA EDFA (USG Corp.) 3                                      6.000%     06/01/2031   $    27,538,617
--------------------------------------------------------------------------------------------------------------------
        330,000   Philadelphia, PA H&HEFA (Temple University Hospital)       6.625      11/15/2023           330,835
                                                                                                     ---------------
                                                                                                         292,807,188

--------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.3%
     45,000,000   Central Falls, RI Detention Facility                       7.250      07/15/2035        50,514,750
--------------------------------------------------------------------------------------------------------------------
         50,000   RI Health & Educational Building Corp.
                  (Roger Williams General Hospital)                          5.500      07/01/2018            50,160
--------------------------------------------------------------------------------------------------------------------
      3,940,000   RI Hsg. & Mtg. Finance Corp.
                  (Homeownership Opportunity)                                4.875      10/01/2031         3,986,216
--------------------------------------------------------------------------------------------------------------------
      7,810,000   RI Hsg. & Mtg. Finance Corp.
                  (Homeownership Opportunity)                                4.950      10/01/2036         7,874,198
--------------------------------------------------------------------------------------------------------------------
         50,000   RI Hsg. & Mtg. Finance Corp.
                  (Homeownership Opportunity)                                5.100      10/01/2029            50,645
--------------------------------------------------------------------------------------------------------------------
     11,575,000   RI Hsg. & Mtg. Finance Corp. (Homeownership)               4.750      10/01/2031        11,605,442
--------------------------------------------------------------------------------------------------------------------
     10,560,000   RI Hsg. & Mtg. Finance Corp. (Homeownership)               4.850      10/01/2041        10,595,693
--------------------------------------------------------------------------------------------------------------------
      4,185,000   RI Hsg. & Mtg. Finance Corp. (Homeownership)               5.000      10/01/2046         4,253,341
--------------------------------------------------------------------------------------------------------------------
      8,000,000   RI Hsg. & Mtg. Finance Corp. (Rental Hsg. Program) 5       5.150      10/01/2022         8,156,320
--------------------------------------------------------------------------------------------------------------------
         80,000   RI Industrial Finance Corp.
                  (Ultrafine Powder Technology)                              8.000      06/01/2015            81,596
--------------------------------------------------------------------------------------------------------------------
     51,715,000   RI Tobacco Settlement Financing Corp. (TASC)               6.250      06/01/2042        55,972,696
--------------------------------------------------------------------------------------------------------------------
     18,125,000   RI Tobacco Settlement Financing Corp. (TASC), Series A     6.125      06/01/2032        19,377,981
                                                                                                     ---------------
                                                                                                         172,519,038

--------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.7%
     15,000,000   Columbia, SC Parking Facilities 5                          5.000      02/01/2037        15,658,050
--------------------------------------------------------------------------------------------------------------------
        585,000   Darlington County, SC Industrial Devel.
                  (Sonoco Products Company) 1                                6.000      04/01/2026           593,991
--------------------------------------------------------------------------------------------------------------------
      1,510,000   Florence County, SC Industrial Devel.
                  (Stone Container Corp.)                                    7.375      02/01/2007         1,510,000
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Georgetown County, SC Environmental Improvement
                  (International Paper Company)                              5.550      12/01/2029         2,096,700
--------------------------------------------------------------------------------------------------------------------
         15,000   Horry County, SC Airport                                   5.600      07/01/2017            15,384
--------------------------------------------------------------------------------------------------------------------
      4,815,000   Lancaster County, SC (Edenmoor Improvement District)       5.750      12/01/2037         5,009,574
--------------------------------------------------------------------------------------------------------------------
      1,795,000   McCormick County, SC Hospital Facilities
                  (Health Care Center)                                       8.000      03/01/2021         2,095,429
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Myrtle Beach, SC Tax Increment
                  (Myrtle Beach Air Force Base)                              5.250      11/01/2026         1,017,870
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Myrtle Beach, SC Tax Increment
                  (Myrtle Beach Air Force Base)                              5.300      11/01/2035         2,038,740
--------------------------------------------------------------------------------------------------------------------
      6,620,000   SC Connector 2000 Assoc. Toll Road, Series B               6.496 4    01/01/2020         3,245,852
--------------------------------------------------------------------------------------------------------------------
      8,500,000   SC Connector 2000 Assoc. Toll Road, Series B               6.621 4    01/01/2024         3,299,785
--------------------------------------------------------------------------------------------------------------------
      9,335,000   SC GO 5                                                    4.250      08/01/2017         9,647,282
--------------------------------------------------------------------------------------------------------------------
      9,750,000   SC GO 5                                                    4.375      08/01/2018        10,076,165


                 53 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$    10,190,000   SC GO 5                                                    4.500%     08/01/2019   $    10,530,885
--------------------------------------------------------------------------------------------------------------------
      6,660,000   SC Hsg. Finance & Devel. Authority, Series A 5             4.850      01/01/2023         6,757,169
--------------------------------------------------------------------------------------------------------------------
     11,060,000   SC Hsg. Finance & Devel. Authority, Series A-2 5           5.200      07/01/2034        11,436,095
--------------------------------------------------------------------------------------------------------------------
      3,800,000   SC Hsg. Finance & Devel. Authority, Series A-2             5.150      07/01/2037         3,926,122
--------------------------------------------------------------------------------------------------------------------
        285,000   SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated Group)       5.700      05/01/2026           284,972
--------------------------------------------------------------------------------------------------------------------
          5,000   SC Resource Authority Local Government Program             7.250      06/01/2020             5,014
--------------------------------------------------------------------------------------------------------------------
     18,840,000   SC Tobacco Settlement Management Authority, Series B       6.375      05/15/2028        20,413,894
--------------------------------------------------------------------------------------------------------------------
      6,485,000   SC Tobacco Settlement Management Authority, Series B       6.375      05/15/2030         7,562,677
--------------------------------------------------------------------------------------------------------------------
      3,680,000   York County, SC (Hoechst Celanese Corp.)                   5.700      01/01/2024         3,680,368
--------------------------------------------------------------------------------------------------------------------
        280,000   York County, SC Pollution Control (Bowater)                7.400      01/01/2010           282,537
                                                                                                     ---------------
                                                                                                         121,184,555

--------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.8%
      7,200,000   Lower Brule, SD Sioux Tribe (Farm Road Reconstruction)     6.500      02/01/2016         7,220,160
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Lower Brule, SD Sioux Tribe, Series B                      5.500      05/01/2019           993,750
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Lower Brule, SD Sioux Tribe, Series B                      5.600      05/01/2020           996,390
--------------------------------------------------------------------------------------------------------------------
     37,065,000   SD Educational Enhancement Funding Corp.
                  Tobacco Settlement                                         6.500      06/01/2032        40,936,810
--------------------------------------------------------------------------------------------------------------------
      5,786,854   Sioux Falls, SD Economic Devel. (City Centre Hotel)        7.000 10   11/01/2016         5,791,773
--------------------------------------------------------------------------------------------------------------------
      1,425,000   Turner County, SD Tax Increment 3                          5.000      12/15/2026         1,428,463
                                                                                                     ---------------
                                                                                                          57,367,346

--------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.9%
        940,000   Chattanooga, TN Health Educational & Hsg. Board
                  (Campus Devel. Foundation Phase I)                         5.500      10/01/2020           966,809
--------------------------------------------------------------------------------------------------------------------
      1,800,000   Chattanooga, TN Health Educational & Hsg. Board
                  (Campus Devel. Foundation Phase I)                         6.000      10/01/2035         1,894,806
--------------------------------------------------------------------------------------------------------------------
     17,000,000   Johnson City, TN Health & Educational Facilities Board
                  (Mountain States Health Alliance)                          5.500      07/01/2036        18,077,800
--------------------------------------------------------------------------------------------------------------------
     12,000,000   Johnson City, TN Health & Educational Facilities Board
                  (Mountain States Health Alliance) 5                        5.500      07/01/2036        12,760,800
--------------------------------------------------------------------------------------------------------------------
        100,000   Knox County, TN HE&HF (Baptist Health System
                  of East Tennessee/Baptist Hospital of East Tennessee
                  Obligated Group)                                           6.375      04/15/2022           107,497
--------------------------------------------------------------------------------------------------------------------
         25,000   Knox County, TN Industrial Devel. Board
                  (Waterford Apartments)                                     5.850      03/01/2015            25,230
--------------------------------------------------------------------------------------------------------------------
      1,065,000   Maury County, TN Industrial Devel. Board
                  (General Motors Corp.)                                     6.500      09/01/2024         1,085,448
--------------------------------------------------------------------------------------------------------------------
      7,400,000   Maury County, TN Industrial Devel. Board
                  (General Motors Corp.)                                     7.000 10   06/01/2027         7,400,000
--------------------------------------------------------------------------------------------------------------------
      7,000,000   Maury County, TN Industrial Devel. Board
                  (General Motors Corp.)                                     8.000 10   09/01/2027         7,000,000
--------------------------------------------------------------------------------------------------------------------
      4,405,000   McMinn County, TN Industrial Devel. Board Pollution
                  Control (Calhoun Newsprint)                                7.625      03/01/2016         4,427,289


                 54 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
TENNESSEE Continued
$     1,610,000   McMinn County, TN Industrial Devel. Board Solid Waste
                  (Calhoun Newsprint) 1                                      7.400%     12/01/2022   $     1,632,218
--------------------------------------------------------------------------------------------------------------------
         45,000   Memphis, TN HE&HFB (Graceland Gardens Apartments)          8.000      03/01/2019            45,591
--------------------------------------------------------------------------------------------------------------------
        215,000   Memphis-Shelby County, TN Airport Authority
                  (Express Airlines)                                         6.125      12/01/2016           198,658
--------------------------------------------------------------------------------------------------------------------
      8,500,000   Metropolitan Knoxville, TN Airport Authority
                  (Northwest Airlines) 8                                     8.000      04/01/2032         4,759,235
--------------------------------------------------------------------------------------------------------------------
        305,000   Shelby County, TN HE&HF (Lapaloma Apartments)              7.750      12/01/2029           303,240
--------------------------------------------------------------------------------------------------------------------
      3,500,000   TN Hsg. Devel. Agency (Homeownership Program)              5.150      01/01/2037         3,624,355
                                                                                                     ---------------
                                                                                                          64,308,976

--------------------------------------------------------------------------------------------------------------------
TEXAS--19.8%
         20,000   Abilene, TX Health Facilities Devel. Corp.
                  (Hendrick Medical Center)                                  6.000      09/01/2013            20,232
--------------------------------------------------------------------------------------------------------------------
        135,000   Alliance Airport Authority, TX (American Airlines)         7.000      12/01/2011           143,744
--------------------------------------------------------------------------------------------------------------------
    130,540,000   Alliance Airport Authority, TX (American Airlines)         7.500      12/01/2029       133,176,908
--------------------------------------------------------------------------------------------------------------------
         20,000   Angelina & Neches River Authority, TX Solid Waste
                  (Champion International Corp.)                             6.300      04/01/2018            20,239
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Austin, TX Convention Enterprises (Convention Center)      5.750      01/01/2034         4,274,080
--------------------------------------------------------------------------------------------------------------------
        520,000   Austin, TX Convention Enterprises (Convention Center)      6.700      01/01/2028           573,524
--------------------------------------------------------------------------------------------------------------------
        230,000   Beaumont, TX Multifamily HDC
                  (Madison on the Lake Apartments)                           7.750      12/01/2028           230,750
--------------------------------------------------------------------------------------------------------------------
         50,000   Bell County, TX Health Facility Devel. Corp.
                  (Buckner Retirement Services)                              5.250      11/15/2028            50,988
--------------------------------------------------------------------------------------------------------------------
        430,000   Bexar County, TX HFC (American Opportunity Hsg.)           7.500      01/01/2013           437,018
--------------------------------------------------------------------------------------------------------------------
        980,000   Bexar County, TX HFC (American Opportunity Hsg.)           8.000      01/01/2031           986,517
--------------------------------------------------------------------------------------------------------------------
      1,195,000   Bexar County, TX HFC (American Opportunity Hsg.) 1         8.250      12/01/2037         1,252,575
--------------------------------------------------------------------------------------------------------------------
        970,000   Bexar County, TX HFC (American Opportunity Hsg.)           9.250      12/01/2037           997,150
--------------------------------------------------------------------------------------------------------------------
      1,145,000   Bexar County, TX HFC
                  (American Opportunity Hsg.-Nob Hill Apartments) 1          8.500      06/01/2031         1,160,091
--------------------------------------------------------------------------------------------------------------------
      1,020,000   Bexar County, TX HFC (Doral Club) 1                        8.750      10/01/2036         1,026,875
--------------------------------------------------------------------------------------------------------------------
        215,000   Bexar County, TX HFC (Honey Creek LLC)                     8.000      04/01/2030           216,176
--------------------------------------------------------------------------------------------------------------------
         50,000   Bexar County, TX HFC (Honey Creek LLC)                     9.000      04/01/2030            48,920
--------------------------------------------------------------------------------------------------------------------
      1,460,000   Bexar County, TX HFC (Perrin Square)                       9.750      11/20/2031         1,545,074
--------------------------------------------------------------------------------------------------------------------
      1,235,000   Bexar County, TX HFC (Sagewood Apartments) 1               5.375      10/20/2040         1,284,301
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Bexar County, TX Hsg. Finance Corp. 1                      4.950 10   10/01/2039         5,229,750
--------------------------------------------------------------------------------------------------------------------
      3,150,000   Brazos River Authority, TX (TXU Energy Company)            6.750      10/01/2038         3,532,032
--------------------------------------------------------------------------------------------------------------------
      8,100,000   Brazos River Authority, TX (TXU Energy Company)            7.700      04/01/2033         9,485,343
--------------------------------------------------------------------------------------------------------------------
     60,625,000   Brazos River Authority, TX (TXU Energy Company) 5          5.000      03/01/2041        60,815,284
--------------------------------------------------------------------------------------------------------------------
     13,500,000   Brazos River Authority, TX (TXU Energy Company) 5          5.400      05/01/2029        13,979,520
--------------------------------------------------------------------------------------------------------------------
     17,365,000   Cambridge, TX Student Hsg.
                  (Cambridge Student Hsg. Devel.) 1                          7.000      11/01/2039        17,934,919


                 55 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     3,700,000   Comal County, TX Health Facilities Devel. Corp.
                  (MMH/MHS/MHM Obligated Group) 1                            6.250%     02/01/2032   $     4,009,875
--------------------------------------------------------------------------------------------------------------------
         75,000   Dallas-Fort Worth, TX International Airport                5.000      11/01/2035            75,607
--------------------------------------------------------------------------------------------------------------------
        925,000   Dallas-Fort Worth, TX International Airport Facility
                  (American Airlines)                                        6.150      05/01/2029           935,101
--------------------------------------------------------------------------------------------------------------------
      3,755,000   Dallas-Fort Worth, TX International Airport Facility
                  (American Airlines)                                        6.375      05/01/2035         3,880,417
--------------------------------------------------------------------------------------------------------------------
      5,490,000   Dallas-Fort Worth, TX International Airport Facility
                  (American Airlines)                                        7.250      11/01/2030         5,571,801
--------------------------------------------------------------------------------------------------------------------
        185,000   Dallas-Fort Worth, TX International Airport Facility
                  (American Airlines)                                        8.250      11/01/2036           215,566
--------------------------------------------------------------------------------------------------------------------
     22,000,000   Dallas-Fort Worth, TX International Airport Facility
                  Improvement Corp.                                          9.000      05/01/2029        27,421,680
--------------------------------------------------------------------------------------------------------------------
     45,945,000   Dallas-Fort Worth, TX International Airport Facility
                  Improvement Corp.                                          9.125      05/01/2029        57,946,753
--------------------------------------------------------------------------------------------------------------------
     12,145,000   Dallas-Fort Worth, TX International Airport Facility
                  Improvement Corp. (Learjet)                                6.150      01/01/2016        12,224,307
--------------------------------------------------------------------------------------------------------------------
     24,000,000   Dallas-Fort Worth, TX International Airport Facilities 5   5.000      11/01/2027        24,311,640
--------------------------------------------------------------------------------------------------------------------
     32,500,000   Dallas-Fort Worth, TX International Airport Facilities 5   5.500      11/01/2033        34,840,325
--------------------------------------------------------------------------------------------------------------------
         20,000   Dallas-Fort Worth, TX Regional Airport
                  (Dallas-Fort Worth International Airport)                  5.500      11/01/2015            20,203
--------------------------------------------------------------------------------------------------------------------
         50,000   Dallas-Fort Worth, TX Regional Airport
                  (Dallas-Fort Worth International Airport)                  5.500      11/01/2023            50,489
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Danbury, TX Higher Education Authority
                  (AW Brown Fellowship Charter)                              5.125      08/15/2036         1,024,240
--------------------------------------------------------------------------------------------------------------------
      2,115,000   Danbury, TX Higher Education Finance Corp.
                  (Island Foundation)                                        6.250      02/15/2036         2,129,868
--------------------------------------------------------------------------------------------------------------------
        450,000   Decatur, TX Hospital Authority
                  (Wise Regional Health System)                              5.625      09/01/2013           458,694
--------------------------------------------------------------------------------------------------------------------
      5,176,469   El Paso, TX HFC (Single Family) 1                          6.180      04/01/2033         5,472,822
--------------------------------------------------------------------------------------------------------------------
      7,240,000   El Paso, TX HFDC (Bienvivir Senior Health Services)        7.750      08/15/2031         7,978,552
--------------------------------------------------------------------------------------------------------------------
         45,000   Gainesville, TX Hsg. Authority                             6.800      12/01/2020            45,959
--------------------------------------------------------------------------------------------------------------------
         25,000   Galveston County, TX HFC (Friendswood)                     6.200      10/01/2021            25,229
--------------------------------------------------------------------------------------------------------------------
      1,750,000   Galveston County, TX HFC (Single Family) 1                 6.300      09/15/2031         1,764,420
--------------------------------------------------------------------------------------------------------------------
          5,000   Galveston, TX Special Contract
                  (Farmers Export Company)                                   6.750      05/01/2007             5,013
--------------------------------------------------------------------------------------------------------------------
      6,935,000   Garza County, TX Public Facility Corp.                     5.750      10/01/2025         7,395,068
--------------------------------------------------------------------------------------------------------------------
      1,000,000   Grapevine, TX IDC (Air Cargo)                              6.500      01/01/2024         1,077,670
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Guadalupe-Blanco, TX River Authority
                  (E.I. Dupont De Nemours)                                   6.400      04/01/2026         4,085,960
--------------------------------------------------------------------------------------------------------------------
      4,660,000   Gulf Coast, TX IDA (Citgo Petroleum Corp.)                 7.500      05/01/2025         5,236,349
--------------------------------------------------------------------------------------------------------------------
     31,000,000   Gulf Coast, TX IDA (Microgy Holdings)                      7.000      12/01/2036        32,659,740
--------------------------------------------------------------------------------------------------------------------
         75,000   Gulf Coast, TX Waste Disposal Authority (FMC Corp.)        7.050      10/01/2009            76,484


                 56 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     5,725,000   Gulf Coast, TX Waste Disposal Authority
                  (International Paper Company) 1                            6.100%     08/01/2024   $     6,151,055
--------------------------------------------------------------------------------------------------------------------
         25,000   Gulf Coast, TX Waste Disposal Authority
                  (Valero Energy Corp.)                                      5.700      04/01/2032            25,761
--------------------------------------------------------------------------------------------------------------------
      5,950,000   Harris County, TX IDC (Continental Airlines)               5.375      07/01/2019         5,844,090
--------------------------------------------------------------------------------------------------------------------
      1,750,000   HFDC of Central TX
                  (Legacy at Willow Bend Retirement Community)               5.625      11/01/2026         1,799,420
--------------------------------------------------------------------------------------------------------------------
      2,750,000   HFDC of Central TX
                  (Legacy at Willow Bend Retirement Community)               5.750      11/01/2036         2,819,850
--------------------------------------------------------------------------------------------------------------------
      2,000,000   HFDC of Central TX
                  (Lutheran Social Services of the South)                    6.875      02/15/2032         2,119,200
--------------------------------------------------------------------------------------------------------------------
      4,000,000   HFDC of Central TX (Villa De San Antonio)                  6.250      05/15/2036         4,092,520
--------------------------------------------------------------------------------------------------------------------
      7,885,000   Houston, TX Airport Special Facilities
                  (Continental Airlines) 1                                   5.700      07/15/2029         8,051,925
--------------------------------------------------------------------------------------------------------------------
      7,290,000   Houston, TX Airport Special Facilities
                  (Continental Airlines) 1                                   5.700      07/15/2029         7,444,329
--------------------------------------------------------------------------------------------------------------------
     20,860,000   Houston, TX Airport Special Facilities
                  (Continental Airlines) 1                                   6.125      07/15/2017        20,971,184
--------------------------------------------------------------------------------------------------------------------
     14,130,000   Houston, TX Airport Special Facilities
                  (Continental Airlines) 1                                   6.125      07/15/2027        14,198,389
--------------------------------------------------------------------------------------------------------------------
     18,020,000   Houston, TX Airport Special Facilities
                  (Continental Airlines) 1                                   6.125      07/15/2027        18,107,217
--------------------------------------------------------------------------------------------------------------------
     17,750,000   Houston, TX Airport Special Facilities
                  (Continental Airlines) 1                                   6.750      07/01/2021        19,281,648
--------------------------------------------------------------------------------------------------------------------
     46,095,000   Houston, TX Airport Special Facilities
                  (Continental Airlines)                                     6.750      07/01/2029        50,072,538
--------------------------------------------------------------------------------------------------------------------
        100,000   Houston, TX Airport Special Facilities
                  (Continental Airlines)                                     7.000      07/01/2029           109,614
--------------------------------------------------------------------------------------------------------------------
      1,260,000   Houston, TX Airport Special Facilities
                  (Continental Airlines) 1                                   7.375      07/01/2022         1,399,759
--------------------------------------------------------------------------------------------------------------------
        180,000   Houston, TX Airport System                                 5.000      07/01/2025           181,215
--------------------------------------------------------------------------------------------------------------------
         60,000   Houston, TX Airport System                                 5.000      07/01/2027            60,957
--------------------------------------------------------------------------------------------------------------------
      1,500,000   Houston, TX HFDC (Buckingham Senior Living Community)      7.000      02/15/2026         1,671,615
--------------------------------------------------------------------------------------------------------------------
      5,000,000   Houston, TX HFDC (Buckingham Senior Living Community)      7.125      02/15/2034         5,582,550
--------------------------------------------------------------------------------------------------------------------
        250,000   Houston, TX IDC (Air Cargo)                                6.375      01/01/2023           267,863
--------------------------------------------------------------------------------------------------------------------
     16,800,000   Hutto, TX Independent School District 5                    5.000      08/01/2037        17,587,332
--------------------------------------------------------------------------------------------------------------------
      1,000,000   IAH TX Public Facility Corp.                               6.000      05/01/2016           997,510
--------------------------------------------------------------------------------------------------------------------
      1,500,000   IAH TX Public Facility Corp.                               6.125      05/01/2026         1,455,015
--------------------------------------------------------------------------------------------------------------------
      2,200,000   IAH TX Public Facility Corp.                               7.750      05/01/2026         2,259,950
--------------------------------------------------------------------------------------------------------------------
      4,750,000   Kerryville, TX Health Facilities Devel. Corp.
                  (Sid Peterson Memorial Hospital)                           5.450      08/15/2035         4,794,935
--------------------------------------------------------------------------------------------------------------------
     12,050,000   Lancaster, TX Independent School District 5                5.000      02/15/2034        12,643,764
--------------------------------------------------------------------------------------------------------------------
     10,000,000   Lancaster, TX Independent School District 5                5.750      02/15/2034        11,177,900
--------------------------------------------------------------------------------------------------------------------
        770,000   Laredo, TX HFC                                             6.950      10/01/2027           773,488
--------------------------------------------------------------------------------------------------------------------
      9,225,000   Leander, TX Independent School District                    5.433 4    08/15/2032         2,420,732
--------------------------------------------------------------------------------------------------------------------
     31,820,000   Leander, TX Independent School District                    5.497 4    08/15/2037         6,265,994
--------------------------------------------------------------------------------------------------------------------
      9,000,000   Lewisville, TX GO                                          6.125      09/01/2029        10,099,350
--------------------------------------------------------------------------------------------------------------------
      1,790,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)       6.000      07/01/2032         1,823,366
--------------------------------------------------------------------------------------------------------------------
        335,000   Matagorda County, TX Navigation District
                  (Central Power & Light Company)                            6.125      05/01/2030           342,253
--------------------------------------------------------------------------------------------------------------------
        410,000   Matagorda County, TX Navigation District (Reliant Energy)  5.950      05/01/2030           421,886


                 57 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     1,380,000   Newton County, TX Public Facility Corp. 9                  8.000%     03/01/2019   $     1,420,448
--------------------------------------------------------------------------------------------------------------------
      2,250,000   North Central, TX HFDC (Northwest Senior Hsg. Corp.)       7.500      11/15/2029         2,503,260
--------------------------------------------------------------------------------------------------------------------
      1,860,000   Nueces County, TX HFC (Dolphins Landing Apartments)        6.875      07/01/2030         1,978,147
--------------------------------------------------------------------------------------------------------------------
      7,980,000   Nueces County, TX HFC (Gulfway Manor Apartments) 3         4.900      06/20/2043         7,981,756
--------------------------------------------------------------------------------------------------------------------
      5,950,000   Port of Bay City, TX (Hoechst Celanese Corp.)              6.500      05/01/2026         6,076,854
--------------------------------------------------------------------------------------------------------------------
     15,000,000   Port of Corpus Christi, TX Authority (CNA Holdings)        6.700      11/01/2030        16,384,200
--------------------------------------------------------------------------------------------------------------------
         75,000   Port of Corpus Christi, TX IDC (Citgo Petroleum Corp.)     8.250      11/01/2031            77,045
--------------------------------------------------------------------------------------------------------------------
     12,207,000   Sabine Neches, TX Hsg. Finance Corp.
                  (Single Family Mtg.)                                       4.875 10   12/01/2039        12,783,659
--------------------------------------------------------------------------------------------------------------------
        110,000   Sabine, TX River Authority Pollution Control
                  (TXU Electric Company)                                     6.450      06/01/2021           117,970
--------------------------------------------------------------------------------------------------------------------
     57,640,000   San Antonio, TX Convention Center Hotel Finance Corp.
                  (Empowerment Zone)                                         5.000      07/15/2034        59,504,078
--------------------------------------------------------------------------------------------------------------------
     42,260,000   San Antonio, TX Convention Center Hotel Finance Corp.
                  (Empowerment Zone)                                         5.000      07/15/2039        43,548,507
--------------------------------------------------------------------------------------------------------------------
      7,000,000   San Antonio, TX HFC (Midcrowne Senior Apartments)          5.150      06/20/2047         7,194,740
--------------------------------------------------------------------------------------------------------------------
      5,000,000   San Antonio, TX Hsg. Trust Finance Corp.
                  (Single Family Mtg.)                                       4.950 10   10/01/2039         5,233,750
--------------------------------------------------------------------------------------------------------------------
         45,000   Southeast TX HFC (Forest View Apartments) 8,11             8.750      11/01/2023            36,041
--------------------------------------------------------------------------------------------------------------------
      6,030,000   Springhill, TX Courtland Heights Public Facility Corp.     5.850      12/01/2028         6,170,559
--------------------------------------------------------------------------------------------------------------------
     10,755,000   Tarrant County, TX HFC (Lindberg Park)                     5.150      10/20/2047        11,059,044
--------------------------------------------------------------------------------------------------------------------
     14,935,000   Tarrant County, TX HFC (Village Creek Apartments)          5.000      04/20/2048        14,956,656
--------------------------------------------------------------------------------------------------------------------
      1,600,000   Travis County, TX HFDC (Querencia Barton Creek)            5.650      11/15/2035         1,643,328
--------------------------------------------------------------------------------------------------------------------
      8,400,000   Trinity, TX River Authority (General Motors Corp.)         7.000 10   04/01/2009         8,400,000
--------------------------------------------------------------------------------------------------------------------
      2,320,000   TX Affordable Hsg. Corp.
                  (American Hsg. Foundation) 8,9,11                          8.000      03/01/2032           464,023
--------------------------------------------------------------------------------------------------------------------
      2,965,000   TX Affordable Hsg. Corp.
                  (Ashton Place & Woodstock Apartments)                      6.300      08/01/2033         2,419,825
--------------------------------------------------------------------------------------------------------------------
      6,335,000   TX Affordable Hsg. Corp.
                  (South Texas Affordable Properties Corp.)                  8.000      03/01/2032         6,392,142
--------------------------------------------------------------------------------------------------------------------
         15,000   TX Dept. of Hsg. & Community Affairs                       5.350      07/01/2033            15,412
--------------------------------------------------------------------------------------------------------------------
         50,000   TX Dept. of Hsg. & Community Affairs
                  (Pebble Brook Apartments)                                  5.600      12/01/2030            51,483
--------------------------------------------------------------------------------------------------------------------
     40,075,000   TX Dept. of Hsg. & Community Affairs 5                     5.000      07/01/2034        40,697,400
--------------------------------------------------------------------------------------------------------------------
         10,000   TX GO                                                      5.750      08/01/2020            10,014
--------------------------------------------------------------------------------------------------------------------
     15,000,000   TX Municipal Gas Acquisition & Supply Corp. 5              5.048      12/15/2026        15,000,000
--------------------------------------------------------------------------------------------------------------------
    269,000,000   TX Municipal Gas Acquisition & Supply Corp. 5              0.000      12/15/2026       268,731,000
--------------------------------------------------------------------------------------------------------------------
     87,000,000   TX Municipal Gas Acquisition & Supply Corp. 9              4.298 10   12/15/2026        86,913,000
--------------------------------------------------------------------------------------------------------------------
      1,840,000   TX Panhandle HFA (Amarillo Affordable Hsg.)                6.625      03/01/2020         1,090,126
--------------------------------------------------------------------------------------------------------------------
      2,545,000   TX Panhandle HFA (Amarillo Affordable Hsg.)                6.750      03/01/2031         1,502,186
--------------------------------------------------------------------------------------------------------------------
      1,600,000   TX Public Finance Authority Charter School Finance
                  Corp. (Ed-Burnham Wood)                                    6.250      09/01/2036         1,638,992
--------------------------------------------------------------------------------------------------------------------
         50,000   TX Student Hsg. Corp. (Midwestern State University)        6.500      09/01/2022            54,206


                 58 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$        50,000   TX Student Hsg. Corp. (University of North Texas)          6.000%     07/01/2011   $        49,266
--------------------------------------------------------------------------------------------------------------------
        235,000   TX Student Hsg. Corp. (University of North Texas)          6.750      07/01/2021           233,592
--------------------------------------------------------------------------------------------------------------------
        200,000   TX Student Hsg. Corp. (University of North Texas)          6.850      07/01/2031           198,462
--------------------------------------------------------------------------------------------------------------------
     16,000,000   TX Turnpike Authority 5                                    5.000      08/15/2042        16,558,560
--------------------------------------------------------------------------------------------------------------------
     12,000,000   TX Veterans Hsg. Assistance GO 5                           5.750      06/01/2029        12,303,900
--------------------------------------------------------------------------------------------------------------------
     10,000,000   TX Veterans Hsg. Assistance GO 5                           6.150      12/01/2028        10,402,100
--------------------------------------------------------------------------------------------------------------------
      4,000,000   TX Water Devel.                                            5.250      08/01/2028         4,053,000
--------------------------------------------------------------------------------------------------------------------
        550,000   TX Water Devel. Board                                      5.700      07/15/2014           554,774
--------------------------------------------------------------------------------------------------------------------
         15,000   Tyler, TX Health Facilities Devel. Corp.
                  (East Texas Medical Center)                                6.750      11/01/2025            15,138
--------------------------------------------------------------------------------------------------------------------
      4,000,000   Willacy County, TX Local Government Corp.                  6.000      03/01/2009         4,052,360
                                                                                                     ---------------
                                                                                                       1,423,149,019

--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--1.8%
        150,000   Guam GO, Series A                                          5.400      11/15/2018           150,101
--------------------------------------------------------------------------------------------------------------------
      2,540,000   Northern Mariana Islands Ports Authority, Series A         6.250      03/15/2028         2,664,104
--------------------------------------------------------------------------------------------------------------------
      9,500,000   Northern Mariana Islands Ports Authority, Series A         6.750      10/01/2033        10,599,910
--------------------------------------------------------------------------------------------------------------------
    383,500,000   Puerto Rico Children's Trust Fund (TASC)                   6.309 4    05/15/2050        26,342,615
--------------------------------------------------------------------------------------------------------------------
    745,000,000   Puerto Rico Children's Trust Fund (TASC)                   7.009 4    05/15/2055        26,901,950
--------------------------------------------------------------------------------------------------------------------
      7,500,000   Puerto Rico Commonwealth GO                                5.250      07/01/2030         8,049,675
--------------------------------------------------------------------------------------------------------------------
      7,500,000   Puerto Rico Commonwealth GO                                5.250      07/01/2032         8,037,675
--------------------------------------------------------------------------------------------------------------------
         75,000   Puerto Rico Highway & Transportation Authority, Series K   5.000      07/01/2040            77,894
--------------------------------------------------------------------------------------------------------------------
     13,800,000   Puerto Rico Infrastructure                                 5.000      07/01/2046        14,372,838
--------------------------------------------------------------------------------------------------------------------
     30,000,000   Puerto Rico Public Finance Corp.                           5.750      08/01/2027        32,140,500
                                                                                                     ---------------
                                                                                                         129,337,262

--------------------------------------------------------------------------------------------------------------------
UTAH--0.1%
        650,000   Carbon County, UT Solid Waste Disposal
                  (Allied Waste Industries)                                  7.450      07/01/2017           669,923
--------------------------------------------------------------------------------------------------------------------
      2,085,000   Carbon County, UT Solid Waste Disposal
                  (Allied Waste Industries) 1                                7.500      02/01/2010         2,100,471
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Carbon County, UT Solid Waste Disposal
                  (Sunnyside Cogeneration)                                   7.100      08/15/2023         3,312,630
--------------------------------------------------------------------------------------------------------------------
      1,935,000   UT HFA (RHA Community Service of Utah)                     6.875      07/01/2027         1,976,448
--------------------------------------------------------------------------------------------------------------------
      1,250,000   UT Hsg. Corp. (Single Family Mtg.)                         4.800      07/01/2032         1,248,675
--------------------------------------------------------------------------------------------------------------------
      1,650,000   UT Hsg. Corp. (Single Family Mtg.)                         5.000      01/01/2032         1,683,990
                                                                                                     ---------------
                                                                                                          10,992,137

--------------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
      2,000,000   VT EDA (Wake Robin Corp.)                                  5.375      05/01/2036         2,040,000
--------------------------------------------------------------------------------------------------------------------
         60,000   VT HFA (Single Family), Series 9                           5.400      05/01/2037            60,183
                                                                                                     ---------------
                                                                                                           2,100,183


                 59 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
VIRGINIA--1.8%
$       100,000   Bedford County, VA IDA (Georgia-Pacific Corp.)             5.600%     12/01/2025   $       100,919
--------------------------------------------------------------------------------------------------------------------
      2,275,000   Bedford County, VA IDA (Georgia-Pacific Corp.)             6.550      12/01/2025         2,363,316
--------------------------------------------------------------------------------------------------------------------
      6,300,000   Celebrate, VA South Community Devel. Authority
                  Special Assessment                                         6.250      03/01/2037         6,499,836
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Fairfax County, VA Redevel. & Hsg. Authority
                  (Burke Shire Commons)                                      7.600      10/01/2036         3,126,840
--------------------------------------------------------------------------------------------------------------------
     12,250,000   Farms New Kent, VA Community Devel. Authority
                  Special Assessment                                         5.125      03/01/2036        12,323,255
--------------------------------------------------------------------------------------------------------------------
      7,000,000   Farms New Kent, VA Community Devel. Authority
                  Special Assessment                                         5.450      03/01/2036         7,028,140
--------------------------------------------------------------------------------------------------------------------
      2,206,000   Farms New Kent, VA Community Devel. Authority
                  Special Assessment                                         5.800      03/01/2036         2,211,493
--------------------------------------------------------------------------------------------------------------------
        120,000   Giles County, VA IDA (Hoechst Celanese Corp.)              5.950      12/01/2025           120,107
--------------------------------------------------------------------------------------------------------------------
      9,950,000   Giles County, VA IDA (Hoechst Celanese Corp.) 1            6.450      05/01/2026        10,083,529
--------------------------------------------------------------------------------------------------------------------
      7,720,000   Giles County, VA IDA (Hoechst Celanese Corp.) 1            6.625      12/01/2022         7,744,241
--------------------------------------------------------------------------------------------------------------------
      7,000,000   Halifax County, VA IDA
                  (Old Dominion Electric Cooperative) 5                      5.625      06/01/2028         7,626,675
--------------------------------------------------------------------------------------------------------------------
      3,535,000   Hampton, VA Redevel. & Hsg. Authority (Olde Hampton)       6.500      07/01/2016         3,535,707
--------------------------------------------------------------------------------------------------------------------
         25,000   Hopewell, VA IDA (Continental Group)                       5.900      06/01/2007            24,923
--------------------------------------------------------------------------------------------------------------------
      1,300,000   Loudoun County, VA IDA (George Washington University)      6.250      05/15/2022         1,327,508
--------------------------------------------------------------------------------------------------------------------
        350,000   Lynchburg, VA IDA (Westminster-Canterbury
                  Residential Care Facility) 3                               5.000      07/01/2031           349,986
--------------------------------------------------------------------------------------------------------------------
      3,000,000   New Port, VA CDA                                           5.600      09/01/2036         3,138,120
--------------------------------------------------------------------------------------------------------------------
      2,050,000   Norfolk, VA EDA, Series A                                  6.000      11/01/2036         2,110,229
--------------------------------------------------------------------------------------------------------------------
      1,085,000   Norfolk, VA Redevel. & Hsg. Authority
                  (First Mtg.-Retirement Community)                          6.125      01/01/2035         1,142,624
--------------------------------------------------------------------------------------------------------------------
        300,000   Pittsylvania County, VA IDA
                  (Multitrade of Pittsylvania)                               7.450      01/01/2009           300,807
--------------------------------------------------------------------------------------------------------------------
     10,350,000   Pittsylvania County, VA IDA
                  (Multitrade of Pittsylvania)                               7.500      01/01/2014        10,378,152
--------------------------------------------------------------------------------------------------------------------
      7,050,000   Pittsylvania County, VA IDA
                  (Multitrade of Pittsylvania)                               7.550      01/01/2019         7,069,388
--------------------------------------------------------------------------------------------------------------------
      3,000,000   Pocahontas Parkway Assoc., VA
                  (Route 895 Connector Toll Road)                            5.250      08/15/2008         3,071,820
--------------------------------------------------------------------------------------------------------------------
      2,250,000   Pocahontas Parkway Assoc., VA
                  (Route 895 Connector Toll Road)                            7.000 4    08/15/2007         2,206,440
--------------------------------------------------------------------------------------------------------------------
      2,500,000   Prince William County, VA IDA
                  (Westminster Presbyterian Retirement Community)            5.125      01/01/2026         2,530,925
--------------------------------------------------------------------------------------------------------------------
      7,545,000   VA College Building Authority Educational Facilities
                  (Regent University)                                        5.000      06/01/2036         7,803,265
--------------------------------------------------------------------------------------------------------------------
     20,000,000   VA Tobacco Settlement Authority (TASC)                     5.625      06/01/2037        21,391,600
--------------------------------------------------------------------------------------------------------------------
      2,500,000   West Point, VA IDA Solid Waste (Chesapeake Corp.)          6.375      03/01/2019         2,521,975
                                                                                                     ---------------
                                                                                                         128,131,820


                 60 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.3%
$    12,000,000   Chelan County, WA Public Utility District No. 001
                  (Chelan Hydropower) 5                                      5.600%     01/01/2036   $    12,783,720
--------------------------------------------------------------------------------------------------------------------
         15,000   King County, WA Hsg. Authority (Kona Village)              6.700      01/01/2020            15,473
--------------------------------------------------------------------------------------------------------------------
        125,000   King County, WA Hsg. Authority
                  (Southwood Square Apartments)                              6.100      10/01/2021           128,250
--------------------------------------------------------------------------------------------------------------------
        725,000   King County, WA Hsg. Authority
                  (Southwood Square Apartments)                              6.200      10/01/2031           743,807
--------------------------------------------------------------------------------------------------------------------
         25,000   Pierce County, WA Fire Protection District No. 16          6.000      12/01/2016            25,035
--------------------------------------------------------------------------------------------------------------------
      2,455,000   Port Camas, WA Public Industrial Corp.
                  (James River Corp. of Virginia)                            6.700      04/01/2023         2,457,529
--------------------------------------------------------------------------------------------------------------------
      1,600,000   Port of Seattle, WA Special Facility
                  (Northwest Airlines) 8,11                                  7.125      04/01/2020         1,593,968
--------------------------------------------------------------------------------------------------------------------
        100,000   Snohomish County, WA Hsg. Authority
                  (Hasco-Cedar Street)                                       6.625      05/01/2017           100,178
--------------------------------------------------------------------------------------------------------------------
        100,000   Snohomish County, WA Hsg. Authority
                  (Whispering Pines Apartments)                              5.100      09/01/2015           100,333
--------------------------------------------------------------------------------------------------------------------
      1,675,000   Snohomish County, WA Hsg. Authority
                  (Whispering Pines Apartments)                              5.600      09/01/2025         1,744,965
--------------------------------------------------------------------------------------------------------------------
      1,250,000   Snohomish County, WA Hsg. Authority
                  (Whispering Pines Apartments)                              5.750      09/01/2030         1,313,388
--------------------------------------------------------------------------------------------------------------------
     28,420,000   Tacoma, WA Port Authority 5                                5.000      12/01/2030        29,465,714
--------------------------------------------------------------------------------------------------------------------
         20,000   Vancouver, WA Hsg. Authority                               5.625      03/01/2028            20,087
--------------------------------------------------------------------------------------------------------------------
        125,000   WA Health Care Facilities Authority
                  (Northwest Hospital)                                       5.450      11/15/2013           125,150
--------------------------------------------------------------------------------------------------------------------
      5,000,000   WA HFC (Single Family Programs)                            5.100      12/01/2031         5,181,300
--------------------------------------------------------------------------------------------------------------------
     13,160,000   WA HFC (Single Family Programs)                            5.150      06/01/2037        13,614,020
--------------------------------------------------------------------------------------------------------------------
      4,595,000   WA Tobacco Settlement Authority (TASC)                     6.500      06/01/2026         5,044,483
--------------------------------------------------------------------------------------------------------------------
     14,285,000   WA Tobacco Settlement Authority (TASC)                     6.625      06/01/2032        15,966,487
                                                                                                     ---------------
                                                                                                          90,423,887

--------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.8%
     14,030,000   Braxton County, WV Solid Waste Disposal
                  (Weyerhaeuser Company) 1                                   5.800      06/01/2027        14,357,881
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Braxton County, WV Solid Waste Disposal
                  (Weyerhaeuser Company) 1                                   6.125      04/01/2026         2,070,800
--------------------------------------------------------------------------------------------------------------------
     21,700,000   Braxton County, WV Solid Waste Disposal
                  (Weyerhaeuser Company) 5                                   5.400      05/01/2025        21,845,065
--------------------------------------------------------------------------------------------------------------------
        600,000   Ohio County, WV Commission Special District Excise Tax
                  (Fort Henry Centre)                                        5.625      03/01/2036           619,998
--------------------------------------------------------------------------------------------------------------------
         15,000   WV Hospital Finance Authority
                  (Charleston Area Medical Center)                           7.250      10/01/2014            15,038
--------------------------------------------------------------------------------------------------------------------
     19,150,000   WV State Hsg. Devel. Fund 5                                5.350      11/01/2032        19,370,730
                                                                                                     ---------------
                                                                                                          58,279,512


                 61 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
WISCONSIN--3.8%
$        20,000   Badger, WI Tobacco Asset Securitization Corp.              6.125%     06/01/2027   $        21,399
--------------------------------------------------------------------------------------------------------------------
     40,935,000   Badger, WI Tobacco Asset Securitization Corp.              6.375      06/01/2032        44,596,226
--------------------------------------------------------------------------------------------------------------------
      4,450,000   Janesville, WI Pollution Control
                  (General Motors Corp.) 1                                   5.550      04/01/2009         4,456,898
--------------------------------------------------------------------------------------------------------------------
      6,510,000   Kaukauna, WI Environmental Improvement
                  (International Paper Company)                              5.250      06/01/2029         6,630,435
--------------------------------------------------------------------------------------------------------------------
        665,000   Milwaukee, WI (Aero Milwaukee)                             6.500      01/01/2025           716,651
--------------------------------------------------------------------------------------------------------------------
      1,255,000   Milwaukee, WI (Air Cargo)                                  7.500      01/01/2025         1,381,040
--------------------------------------------------------------------------------------------------------------------
      4,045,000   Necedah, WI Community Devel. Authority
                  Exempt Facility (Castle Rock Renewable Fuels)              7.500      03/01/2018         4,069,917
--------------------------------------------------------------------------------------------------------------------
        165,000   New Berlin, WI Hsg. Authority (Pinewood Creek)             6.800      11/01/2012           168,350
--------------------------------------------------------------------------------------------------------------------
        160,000   New Berlin, WI Hsg. Authority (Pinewood Creek)             6.850      05/01/2013           163,248
--------------------------------------------------------------------------------------------------------------------
      1,595,000   New Berlin, WI Hsg. Authority (Pinewood Creek)             7.125      05/01/2024         1,623,391
--------------------------------------------------------------------------------------------------------------------
      2,000,000   Onalaska, WI Community Devel. Authority
                  (Bethany Lutheran Homes)                                   5.250      01/01/2042         2,003,760
--------------------------------------------------------------------------------------------------------------------
      1,750,000   Sokaogon, WI Chippewa Community (Gaming)                   7.000      01/01/2026         1,753,815
--------------------------------------------------------------------------------------------------------------------
      1,900,000   Sokaogon, WI Chippewa Community (Gaming)                   8.250      01/01/2017         1,900,475
--------------------------------------------------------------------------------------------------------------------
      4,000,000   WI GO                                                      5.000      05/01/2037         4,113,080
--------------------------------------------------------------------------------------------------------------------
        110,000   WI H&EFA (American Baptist Homes of the Midwest)           6.750      09/01/2016           109,685
--------------------------------------------------------------------------------------------------------------------
        320,000   WI H&EFA (Aurora Health Care)                              5.600      02/15/2029           331,302
--------------------------------------------------------------------------------------------------------------------
      1,000,000   WI H&EFA (Eastcastle Place)                                6.125      12/01/2034         1,028,250
--------------------------------------------------------------------------------------------------------------------
      4,090,000   WI H&EFA (Hess Memorial Hospital Assoc.)                   7.750      11/01/2015         4,135,931
--------------------------------------------------------------------------------------------------------------------
      1,650,000   WI H&EFA (St. Clare Terrance)                              5.750      12/01/2036         1,642,856
--------------------------------------------------------------------------------------------------------------------
     24,130,000   WI H&EFA (WFS/WFMG Obligated Group)                        5.250      08/15/2031        25,177,966
--------------------------------------------------------------------------------------------------------------------
     64,540,000   WI H&EFA (WFS/WFMG Obligated Group)                        5.250      08/15/2034        67,393,959
--------------------------------------------------------------------------------------------------------------------
     51,010,000   WI H&EFA (Wheaton Franciscan Services)                     5.125      08/15/2030        52,739,239
--------------------------------------------------------------------------------------------------------------------
      1,300,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)                  5.650      08/01/2021         1,329,640
--------------------------------------------------------------------------------------------------------------------
      2,385,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)                  5.800      08/01/2029         2,447,034
--------------------------------------------------------------------------------------------------------------------
      8,000,000   WI H&EFA (Ministry Health Care) 5                          5.250      02/15/2032         8,402,440
--------------------------------------------------------------------------------------------------------------------
         50,000   WI Health & Educational Facilities Authority
                  (Aurora Health Care)                                       5.625      02/15/2029            51,812
--------------------------------------------------------------------------------------------------------------------
         20,000   WI Health & Educational Facilities Authority
                  (Marshfield Clinic)                                        5.750      02/15/2027            20,427
--------------------------------------------------------------------------------------------------------------------
         50,000   WI Health & Educational Facilities Authority
                  (Marshfield Clinic)                                        6.250      02/15/2029            53,417
--------------------------------------------------------------------------------------------------------------------
     12,560,000   WI Hsg. & Economic Devel. Authority 5                      4.950      03/01/2024        12,702,933
--------------------------------------------------------------------------------------------------------------------
     18,000,000   WI Hsg. & Economic Devel. Authority 5                      5.100      09/01/2024        18,326,430
--------------------------------------------------------------------------------------------------------------------
        250,000   WI Lac Courte Oreilles Band of Lake Superior
                  Chippewa Indians                                           8.000      12/01/2018           318,435
                                                                                                     ---------------
                                                                                                         269,810,441


                 62 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      PRINCIPAL                                                                                                VALUE
         AMOUNT                                                             COUPON        MATURITY        SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
$       515,000   Jackson, WY National Rural Utilities Cooperative
                  (Lower Valley Power & Light Company)                       5.875%     05/01/2026   $       521,942
--------------------------------------------------------------------------------------------------------------------
        270,000   Lincoln County, WY Pollution Control (PacifiCorp)          5.625      11/01/2021           270,246
                                                                                                     ---------------
                                                                                                             792,188

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $8,205,326,582)-119.5%                                               8,583,888,135
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(19.5)                                                          (1,398,841,282)
                                                                                                     ---------------

NET ASSETS-100.0%                                                                                    $ 7,185,046,853
                                                                                                     ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Subject to a deferred-interest forebearance agreement. Rate shown is current rate.

3. When-issued security or forward commitment to be delivered and settled after January 31, 2007. See Note 1 of accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

6. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Issue is in default. See Note 1 of accompanying Notes.

9. Illiquid security. The aggregate value of illiquid securities as of January 31, 2007 was $194,789,055, which represents 2.71% of the Fund's net assets. See
Note 5 of accompanying Notes.

10. Represents the current interest rate for a variable or increasing rate security.

11. Non-income producing security.


                 63 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA       Atlanta Devel. Authority
AH        Ascension Health
AHF       American Housing Foundation
CAU       Clark Atlanta University
CCRC      Continuing Care Retirement Community
CDA       Communities Devel. Authority
CFGH      Central Florida Group Homes
CHS       Catholic Health Service
COP       Certificates of Participation
CoMC      Community Medical Center
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
GNMA      Government National Mortgage Assoc.
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Devel. Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFA    Higher Education and Health Facilities Authority
HE&HFB    Health Educational and Housing Facility Board
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
IF&PCFA   Industrial Facilities & Pollution Control Financing Authority
IRS       Inverse Rate Security
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
JGCCF     Jewish Geriatric & Convalescent Center Foundation
LH        Lowman Home
LS        Lutheran Services
LUHS      Loyola University Health Systems
LUMC      Loyola University Medical Center
MHM       McKenna Health Management
MHS       McKenna Health System
MMH       McKenna Memorial Hospital
NYC       New York City
NYS       New York State
RHA       Resource Healthcare of America
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
Res Rec   Resource Recovery Facility
SHCNA     Seton Health Corp. of North Alabama
SHCSA     Seton Health Corp. of South Alabama
SHS       Sunnyside Health Services
SJRNC     St. Johns Rehabilitation and Nursing Center
SPS       Sunnyside Properties Sarasota
SR        Sunnyside Retirement
SVH       Saint Vincent's Hospital
TASC      Tobacco Settlement Asset-Backed Bonds
VS        Village Shalom
VSCF      Village Shalom Charitable Foundation
WFMG      Wheaton Franciscan Medical Group
WFS       Wheaton Franciscan Services


                 64 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                               VALUE            PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                  $ 1,751,552,250               20.4%
Airlines                                         918,162,121               10.7
Special Assessment                               670,702,060                7.8
Hospital/Health Care                             576,907,104                6.7
Gas Utilities                                    537,981,376                6.3
Marine/Aviation Facilities                       504,901,973                5.9
Single Family Housing                            476,177,097                5.5
Multifamily Housing                              437,408,823                5.1
Electric Utilities                               425,135,171                5.0
General Obligation                               299,692,799                3.5
Hotels, Restaurants & Leisure                    261,581,897                3.0
Special Tax                                      257,132,226                3.0
Adult Living Facilities                          216,414,643                2.5
Manufacturing, Durable Goods                     202,386,445                2.4
Resource Recovery                                171,962,740                2.0
Paper, Containers & Packaging                    150,282,389                1.8
Higher Education                                 126,921,466                1.5
Pollution Control                                103,929,775                1.2
Not-for-Profit Organization                       90,324,849                1.1
Manufacturing, Non-Durable Goods                  81,325,495                0.9
Sales Tax Revenue                                 65,532,238                0.8
Municipal Leases                                  49,134,238                0.6
Water Utilities                                   45,644,618                0.5
Education                                         42,756,009                0.5
Highways/Railways                                 35,680,511                0.4
Sewer Utilities                                   33,765,411                0.4
Sports Facility Revenue                           28,319,137                0.3
Parking Fee Revenue                               18,887,910                0.2
Student Loans                                      3,285,364                0.0
                                             -----------------------------------
Total                                        $ 8,583,888,135              100.0%
                                             ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 65 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

January 31, 2007
---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments, at value (cost $8,205,326,582)--see accompanying statement of investments         $ 8,583,888,135
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                   822,699
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                            83,300,987
Investments sold                                                                                    70,052,548
Shares of beneficial interest sold                                                                  69,642,563
Other                                                                                                  153,710
                                                                                               ----------------
Total assets                                                                                     8,807,860,642

---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                   1,197,010,000
Investments purchased (including $223,329,383 purchased on a when-issued basis
or forward commitment)                                                                             263,032,144
Payable on borrowings (See Note 6)                                                                 136,800,000
Shares of beneficial interest redeemed                                                              15,212,333
Dividends                                                                                            8,615,146
Distribution and service plan fees                                                                     883,431
Trustees' compensation                                                                                 615,317
Transfer and shareholder servicing agent fees                                                          224,255
Interest expense on borrowings                                                                         201,858
Shareholder communications                                                                             115,467
Other                                                                                                  103,838
                                                                                               ----------------
Total liabilities                                                                                1,622,813,789

---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $ 7,185,046,853
                                                                                               ================

---------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                $ 6,815,308,596
---------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                    5,264,763
---------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                       (14,088,059)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                         378,561,553
                                                                                               ----------------

NET ASSETS                                                                                     $ 7,185,046,853
                                                                                               ================


                 66 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $4,832,310,021
and 376,818,734 shares of beneficial interest outstanding)                                             $12.82
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)        $13.46
--------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $591,805,154 and 46,034,764 shares
of beneficial interest outstanding)                                                                    $12.86
--------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,760,931,678 and 137,560,609 shares
of beneficial interest outstanding)                                                                    $12.80

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 67 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2007
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                    $        205,855,310
---------------------------------------------------------------------------------
Other income                                                                 967
                                                            ---------------------
Total investment income                                              205,856,277

---------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------
Management fees                                                       11,652,580
---------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                3,094,604
Class B                                                                2,620,539
Class C                                                                6,898,749
---------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  750,886
Class B                                                                  195,626
Class C                                                                  377,461
---------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   62,175
Class B                                                                   15,888
Class C                                                                   29,395
---------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate
notes issued (See Note 1)                                             19,378,903
---------------------------------------------------------------------------------
Interest expense on borrowings                                           918,665
---------------------------------------------------------------------------------
Trustees' compensation                                                   285,063
---------------------------------------------------------------------------------
Custodian fees and expenses                                               10,204
---------------------------------------------------------------------------------
Other                                                                    437,621
                                                            ---------------------
Total expenses                                                        46,728,359
Less reduction to custodian expenses                                     (10,204)
                                                            ---------------------
Net expenses                                                          46,718,155

---------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                159,138,122

---------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------
Net realized loss on investments                                      (2,601,522)
---------------------------------------------------------------------------------
Net change in unrealized appreciation on
investments                                                          165,978,648

---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $        322,515,248
                                                            =====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 68 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             SIX MONTHS             YEAR
                                                                  ENDED            ENDED
                                                       JANUARY 31, 2007         JULY 31,
                                                            (UNAUDITED)             2006
-----------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------
Net investment income                                  $    159,138,122   $  228,925,579
-----------------------------------------------------------------------------------------
Net realized loss                                            (2,601,522)      (1,735,179)
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation                       165,978,648      (64,213,301)
                                                       ----------------------------------
Net increase in net assets resulting from operations        322,515,248      162,977,099

-----------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                    (111,157,412)    (148,596,538)
Class B                                                     (13,374,330)     (24,985,161)
Class C                                                     (35,441,235)     (49,377,636)
                                                       ----------------------------------
                                                           (159,972,977)    (222,959,335)
-----------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                      (1,953,500)              --
Class B                                                        (252,342)              --
Class C                                                        (716,341)              --
                                                       ----------------------------------
                                                             (2,922,183)              --

-----------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions:
Class A                                                   1,288,435,554    1,166,918,418
Class B                                                      17,461,271       39,436,284
Class C                                                     422,013,487      444,988,006
                                                       ----------------------------------
                                                          1,727,910,312    1,651,342,708

-----------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------
Total increase                                            1,887,530,400    1,591,360,472
-----------------------------------------------------------------------------------------
Beginning of period                                       5,297,516,453    3,706,155,981
                                                       ----------------------------------

End of period (including accumulated net investment
income of $5,264,763 and $6,099,618, respectively)     $  7,185,046,853   $5,297,516,453
                                                       ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 69 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2007
--------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------------

Net increase in net assets from operations                                $     322,515,248
--------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                            (2,304,449,120)
Proceeds from disposition of investment securities                              359,675,490
Short-term investment securities, net                                          (224,081,806)
Premium amortization                                                              6,398,765
Discount accretion                                                              (16,697,821)
Net realized loss on investments                                                  2,601,522
Net change in unrealized appreciation on investments                           (165,978,648)
Increase in interest receivable                                                 (20,603,151)
Increase in receivable for securities sold                                      (60,686,791)
Increase in other assets                                                            (99,099)
Increase in payable for securities purchased                                    145,281,390
Increase in payable for accrued expenses                                            711,371
                                                                          ------------------
Net cash used in operating activities                                        (1,995,412,650)

--------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------------

Proceeds from bank borrowing                                                    781,000,000
Payments on bank borrowing                                                     (644,200,000)
Proceeds from short-term floating rate notes issued                             205,860,000
Proceeds from shares sold                                                     2,033,416,204
Payment on shares redeemed                                                     (417,436,812)
Cash distributions paid                                                         (71,105,454)
                                                                          ------------------
Net cash provided by financing activities                                     1,887,533,938
--------------------------------------------------------------------------------------------
Net decrease in cash                                                            (67,878,712)
--------------------------------------------------------------------------------------------
Cash, beginning balance                                                          68,701,411
                                                                          ------------------
Cash, ending balance                                                      $         822,699
                                                                          ==================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $88,088,477.

Cash paid for interest on bank borrowings--$753,807.

Cash paid for interest on short-term floating rate notes issued--$19,378,903.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 70 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                           JANUARY 31, 2007                                                              JULY 31,
CLASS A                                         (UNAUDITED)            2006          2005           2004         2003        2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period       $          12.47    $      12.69    $    11.13    $     10.64   $    11.28   $   11.25
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .34 1           .69 1         .78 1          .85          .92         .71
Net realized and unrealized gain (loss)                 .36            (.24)         1.59            .50         (.67)        .03
                                           -----------------------------------------------------------------------------------------
Total from investment operations                        .70             .45          2.37           1.35          .25         .74
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.34)           (.67)         (.81)          (.86)        (.89)       (.71)
Distributions from net realized gain                   (.01)             --            --             --           --          --
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.35)           (.67)         (.81)          (.86)        (.89)       (.71)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $          12.82    $      12.47    $    12.69    $     11.13   $    10.64   $   11.28
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     5.66%           3.79%        21.97%         12.78%        2.36%       6.89%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $      4,832,310    $  3,439,135    $2,309,856    $   731,565   $  306,857   $ 193,452
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $      4,120,769    $  2,721,861    $1,366,113    $   506,440   $  252,496   $  73,877
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.33%           5.60%         6.46%          7.54%        8.44%       6.61%
Expenses excluding interest and fees on
short-term floating rate notes issued                  0.61%           0.67%         0.69%          0.80%        1.04%       1.06%
Interest and fees on short-term floating
rate notes issued 4                                    0.62%           0.81%         0.39%          0.37%        0.51%       0.42%
                                           -----------------------------------------------------------------------------------------
Total expenses                                         1.23%           1.48%         1.08%          1.17%        1.55%       1.48%
Expenses after payments and waivers and
reduction to custodian expenses                        1.23%           1.48%         1.08%          1.17%        1.55%       1.31% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   5%             24%            6%            14%          25%         54%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 71 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                           JANUARY 31, 2007                                                              JULY 31,
CLASS B                                         (UNAUDITED)            2006           2005          2004         2003        2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $          12.50    $      12.72    $     11.15    $    10.66   $    11.30   $   11.27
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .30 1           .60 1          .70 1         .77          .83         .63
Net realized and unrealized gain (loss)                 .36            (.24)          1.59           .49         (.66)        .02
                                           -----------------------------------------------------------------------------------------
Total from investment operations                        .66             .36           2.29          1.26          .17         .65
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.29)           (.58)          (.72)         (.77)        (.81)       (.62)
Distributions from net realized gain                   (.01)             --             --            --           --          --
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.30)           (.58)          (.72)         (.77)        (.81)       (.62)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $          12.86    $      12.50    $     12.72    $    11.15   $    10.66   $   11.30
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     5.33%           2.97%         21.09%        11.89%        1.57%       6.07%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $        591,805    $    558,386    $   528,192    $  308,778   $  188,645   $  90,547
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $        577,927    $    533,869    $   410,031    $  256,425   $  141,819   $  36,100
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.60%           4.84%          5.80%         6.80%        7.67%       5.85%
Expenses excluding interest and fees
on short-term floating rate notes issued               1.40%           1.46%          1.48%         1.56%        1.81%       1.80%
Interest and fees on short-term floating
rate notes issued 4                                    0.62%           0.81%          0.39%         0.37%        0.51%       0.42%
                                           -----------------------------------------------------------------------------------------
Total expenses                                         2.02%           2.27%          1.87%         1.93%        2.32%       2.22%
Expenses after payments and waivers and
reduction to custodian expenses                        2.02%           2.27%          1.87%         1.93%        2.32%       2.05% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   5%             24%             6%           14%          25%         54%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 72 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                           JANUARY 31, 2007                                                              JULY 31,
CLASS C                                         (UNAUDITED)            2006          2005          2004         2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $          12.45    $     12.67     $    11.11    $    10.63   $    11.27   $    11.24
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .29 1          .60 1          .68 1         .76          .83          .61
Net realized and unrealized gain (loss)                 .36           (.24)          1.60           .49         (.66)         .04
                                           -----------------------------------------------------------------------------------------
Total from investment operations                        .65            .36           2.28          1.25          .17          .65
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                   (.29)          (.58)          (.72)         (.77)        (.81)        (.62)
Distributions from net realized gain                   (.01)            --             --            --           --           --
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.30)          (.58)          (.72)         (.77)        (.81)        (.62)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $          12.80    $     12.45     $    12.67    $    11.11   $    10.63   $    11.27
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     5.28%          3.01%         21.08%        11.83%        1.59%        6.09%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $      1,760,932    $ 1,299,995     $  868,108    $  265,340   $  111,710   $   49,248
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $      1,523,022    $ 1,050,344     $  488,562    $  193,845   $   85,483   $   13,453
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.57%          4.83%          5.68%         6.76%        7.68%        5.88%
Expenses excluding interest and fees
on short-term floating rate notes issued               1.38%          1.44%          1.46%         1.56%        1.80%        1.80%
Interest and fees on short-term floating
rate notes issued 4                                    0.62%          0.81%          0.39%         0.37%        0.51%        0.42%
                                           -----------------------------------------------------------------------------------------
Total expenses                                         2.00%          2.25%          1.85%         1.93%        2.31%        2.22%
Expenses after payments and waivers and
reduction to custodian expenses                        2.00%          2.25%          1.85%         1.93%        2.31%        2.05% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   5%            24%             6%           14%          25%          54%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 73 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Rochester National Municipals (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign


                 74 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2007, the Fund had purchased $223,329,383 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 35% of its total assets in inverse floaters. Inverse floaters amount to $515,342,742 as of January 31, 2007, which represents 5.85% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes


                 75 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At January 31, 2007 municipal bond holdings with a value of $1,710,350,362 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,197,010,000 in short-term floating rate notes issued and outstanding at that date.

At January 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                              COUPON     MATURITY   VALUE AS OF JANUARY
AMOUNT          INVERSE FLOATER 1                      RATE 2         DATE              31, 2007
------------------------------------------------------------------------------------------------
$   5,000,000   Atlanta, GA Airport Passenger
                Facility ROLs                           6.130%      1/1/34          $  5,434,450

    2,550,000   AZ Reset Optional Certificates
                Trust II ROLs 3                         7.888       3/1/28             2,719,881

    2,750,000   Beacon, FL Tradeport Community
                Devel. District RITES                   8.966       5/1/32             3,638,800

    5,425,000   Braxton County, WV Solid Waste
                Disposal ROLs 3                         9.977       5/1/25             5,570,065

   30,300,000   Brazos River Authority, TX
                Pollution Control ROLs                  6.056       3/1/41            30,490,284

    3,375,000   Brazos River Authority, TX ROLs         9.825       5/1/29             3,854,520

    2,500,000   Broward County, FL Educational
                Facilities Authority ROLs               8.410       4/1/36             2,921,200

    2,250,000   CA GO ROLs 3                            7.733      12/1/18             2,408,175

    5,250,000   CA GO ROLs 3                            8.341      12/1/25             5,632,620

   14,375,000   CA GO ROLs 3                            8.950      12/1/36            15,981,263

    3,000,000   Chelan County, WA Public Utility
                District RITES                          8.835       1/1/36             3,783,720

    8,050,000   Chicago, IL O'Hare International
                Airport RITES                          10.421       1/1/29            11,762,499

    2,000,000   Chicago, IL O'Hare International
                Airport ROLs                            8.578       1/1/34             2,192,200


                 76 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

PRINCIPAL                                              COUPON     MATURITY   VALUE AS OF JANUARY
AMOUNT          INVERSE FLOATER 1                      RATE 2         DATE              31, 2007
------------------------------------------------------------------------------------------------
$   2,065,000   Clark County, NV Industrial Devel.
                RITES                                   8.632%     12/1/38          $  2,631,966

    5,285,000   Clark County, NV Industrial Devel.
                ROLs                                    6.600       7/1/34             5,851,341

    6,000,000   Clark County, NV Industrial Devel.
                ROLs                                    6.600       3/1/38             6,713,340

    4,800,000   Clark County, NV Industrial Devel.
                ROLs                                    8.320      12/1/33             5,478,048

    7,500,000   Columbia, SC Parking Facility ROLs      6.130       2/1/37             8,158,050

    6,000,000   Dallas-Fort Worth, TX International
                Airport RITES                           6.560      11/1/27             6,311,640

    8,125,000   Dallas-Fort Worth, TX International
                Airport ROLs                           10.606      11/1/33            10,465,325

    2,000,000   Denver, CO City & County Airport
                DRIVERS                                 8.187      5/15/13             2,438,720

   10,000,000   Denver, CO Convention Center
                Hotel Authority ROLs                    0.000      12/1/35            11,964,600

    5,250,000   Detroit, MI Sewer Disposal System       5.363       1/1/27             5,260,500

    2,595,000   District of Columbia HFA RITES          7.769      12/1/21             2,698,073

    1,750,000   Halifax County, VA IDA RITES            8.966       6/1/28             2,376,675

    2,125,000   HI Dept. of Budget & Finance RITES      6.832       9/1/32             2,410,005

    2,500,000   HI Dept. of Budget & Finance RITES      5.560      12/1/22             2,825,850

    2,440,000   HI Reset Optional Certificates
                Trust II ROLs                          11.865      10/1/27             3,228,706

    4,200,000   Hutto, TX Independent School
                District ROLs                           8.688       8/1/37             4,987,332

   20,000,000   IA Tobacco Settlement Authority
                ROLs 3                                  9.155       6/1/46            23,257,400

    2,125,000   IL Health Facilities Authority RITES    7.025      2/15/25             2,441,455

    2,500,000   IN Health Facility Financing
                Authority RITES                         8.501      11/1/31             3,304,150

    1,690,000   IN Health Facility Financing
                Authority RITES                         8.495      11/1/31             2,233,605

    4,500,000   Jacksonville, FL Health Facilities
                Authority ROLs                          9.682     11/15/32             5,329,170

    6,000,000   Johnson City, TN Health &
                Educational Facilities Board RITES      5.510       7/1/36             6,760,800

    1,875,000   LA Public Facilities Authority ROLs     8.668      5/15/22             2,034,675

    2,500,000   Lancaster, TX Independent School
                District GO RITES                       8.220      2/15/34             3,677,900

    6,025,000   Lancaster, TX Independent School
                District ROLs                           6.130      2/15/34             6,618,764


                 77 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

PRINCIPAL                                              COUPON     MATURITY   VALUE AS OF JANUARY
AMOUNT          INVERSE FLOATER 1                      RATE 2         DATE              31, 2007
------------------------------------------------------------------------------------------------
$     985,000   Lombard, IL Facilities Corp. ROLs       9.642%      1/1/30          $  1,216,239

    1,250,000   Lombard, IL Facilities Corp. ROLs       9.642       1/1/36             1,535,900

    3,250,000   Long Beach, CA Harbor DRIVERS           9.137      5/15/27             3,950,505

    2,000,000   MA GO ROLs                              8.668       8/1/27             2,474,520

    2,500,000   MA H&EFA RITES                          5.760      8/15/35             2,797,450

   13,020,000   MA HFA RITES 3                          6.660       7/1/25            14,574,328

    5,640,000   MA HFA ROLs                             8.608       7/1/22             6,018,782

    1,050,000   ME State Hsg. Authority Mtg. ROLs       9.110     11/15/22             1,148,343

    2,055,000   Metropolitan Washington D.C.
                Airport Authority DRIVERS               8.631      10/1/11             2,409,570

    5,575,000   Metropolitan Washington D.C.
                Airport Authority ROLs                  9.592      10/1/32             6,606,264

    1,250,000   Metropolitan Washington D.C.
                Airport Authority ROLs                  8.598      10/1/34             1,442,150

    1,250,000   Metropolitan Washington D.C.
                Airport Authority ROLs                  8.578      10/1/35             1,463,925

    8,200,000   Metropolitan Washington D.C.
                Airport Authority ROLs                  6.100      10/1/35             8,967,110

    6,580,000   Metropolitan Washington D.C.
                Airport Authority ROLs, Series A        7.564      10/1/20             7,424,214

    2,475,000   MI Higher Education Student
                Loan Authority RITES                    8.266       9/1/26             2,949,359

    2,000,000   MI Strategic Fund Limited Obligation
                (Detroit Edison Company) ROLs          10.606       6/1/30             2,587,160

   17,535,000   Miami-Dade County, FL Aviation
                ROLs                                    8.598      10/1/37            20,484,738

    8,650,000   Miami-Dade County, FL Aviation
                ROLs                                    6.100      10/1/35             9,366,912

    8,895,000   Miami-Dade County, FL Aviation
                ROLs                                    8.320      10/1/38            10,339,370

    5,600,000   MS Devel. Bank Special Obligation       0.000       3/1/41             6,502,944

    4,375,000   MS Hospital Equipment & Facilities
                Authority RITES                         5.720       9/1/24             4,835,075

   11,700,000   New Orleans, LA Exhibit Hall
                Special Tax (Ernest N. Morial) ROLs     6.630      7/15/28            13,150,917

    2,125,000   North Little Rock, AR Residential
                Hsg. Facilities Board RITES             7.630      2/20/17             2,561,603

    3,145,000   OH Higher Educational Facility          0.000      12/1/44             3,777,460

    2,000,000   RI Hsg. & Mtg. Finance Corp. RITES      7.101      10/1/22             2,156,320


                 78 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

PRINCIPAL                                              COUPON     MATURITY   VALUE AS OF JANUARY
AMOUNT          INVERSE FLOATER 1                      RATE 2         DATE              31, 2007
------------------------------------------------------------------------------------------------
$   7,315,000   SC GO ROLs                              5.626%      8/1/19          $  8,294,332

    1,665,000   SC Hsg. Finance & Devel. Authority
                RITES                                   5.804       1/1/23             1,762,169

    2,765,000   SC Hsg. Finance & Devel. Authority
                ROLs                                    9.386       7/1/34             3,141,095

    7,105,000   Tacoma, WA Port Authority ROLs          8.320      12/1/30             8,150,714

   10,000,000   TX Dept. of Hsg. & Community
                Affairs RITES                           5.680       7/1/34            10,622,400

    2,500,000   TX GO RITES                            11.032      12/1/28             2,902,100

    5,000,000   TX Municipal Gas Acquisition &
                Supply Corp. RITES                      4.990     12/15/26             5,000,000

   67,250,000   TX Municipal Gas Acquisition &
                Supply Corp.                            3.240     12/15/26            66,981,000

    4,000,000   TX Turnpike Authority ROLs              8.668      8/15/42             4,558,560

    3,000,000   TX Veterans Hsg. Assistance RITES       9.432       6/1/29             3,303,900

    7,795,000   Wayne County, MI Airport
                Authority ROLs                          8.598      12/1/29             9,057,634

    2,000,000   WI H&EFA RITES                          7.501      2/15/32             2,402,440

    3,000,000   WI Hsg. & Economic Devel.
                Authority RITES                         7.050       9/1/24             3,326,430

    3,140,000   WI Hsg. & Economic Devel.
                Authority ROLs                          8.389       3/1/24             3,282,933

    3,745,000   WV Hsg. Devel. Fund RITES               6.940      11/1/32             3,965,730
                                                                                    ------------
                                                                                    $513,340,362
                                                                                    ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 64 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $178,735,000.


                 79 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited /Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2007, securities with an aggregate market value of $169,271,204, representing 2.36% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $8,937,799 expiring by 2015. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of January 31, 2007, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended July 31, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

As of July 31, 2006, the Fund had available for federal income tax purposes an unused capital loss carryforwards as follows:

                     EXPIRING
                     ---------------------------------
                     2012                  $ 3,586,519
                     2014                    2,749,758
                                           -----------
                     TOTAL                 $ 6,336,277
                                           ===========


                 80 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2007, the Fund's projected benefit obligations were increased by $227,234 and payments of $15,004 were made to retired trustees, resulting in an accumulated liability of $472,708 as of January 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                 81 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                        SIX MONTHS ENDED JANUARY 31, 2007         YEAR ENDED JULY 31, 2006
                                SHARES             AMOUNT        SHARES             AMOUNT
-------------------------------------------------------------------------------------------
CLASS A
Sold                       118,544,222   $  1,512,438,408   151,329,225   $  1,872,703,060
Dividends and/or
distributions reinvested     4,994,688         63,799,257     6,344,165         78,337,015
Redeemed                   (22,549,084)      (287,802,111)  (63,845,028)      (784,121,657)
                           ----------------------------------------------------------------
Net increase               100,989,826   $  1,288,435,554    93,828,362   $  1,166,918,418
                           ================================================================

-------------------------------------------------------------------------------------------
CLASS B
Sold                         4,050,495   $     51,781,857     9,219,328   $    114,329,770
Dividends and/or
distributions reinvested       505,797          6,472,912       897,736         11,108,543
Redeemed                    (3,195,762)       (40,793,498)   (6,964,743)       (86,002,029)
                           ----------------------------------------------------------------
Net increase                 1,360,530   $     17,461,271     3,152,321   $     39,436,284
                           ================================================================

-------------------------------------------------------------------------------------------
CLASS C
Sold                        39,146,042   $    498,618,508    50,564,974   $    624,690,798
Dividends and/or
distributions reinvested     1,397,340         17,816,308     1,881,037         23,186,853
Redeemed                    (7,417,674)       (94,421,329)  (16,519,059)      (202,889,645)
                           ----------------------------------------------------------------
Net increase                33,125,708   $    422,013,487    35,926,952   $    444,988,006
                           ================================================================


                 82 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the six months ended January 31, 2007, were as follows:

                                                  PURCHASES                SALES
--------------------------------------------------------------------------------
Investment securities                       $ 2,304,449,120        $ 359,675,490

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

          FEE SCHEDULE
          ----------------------------------------------
          Up to $200 million                        0.60%
          Next $100 million                         0.55
          Next $200 million                         0.50
          Next $250 million                         0.45
          Next $250 million                         0.40
          Over $1 billion                           0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2007, the Fund paid $1,305,949 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Board of Trustees can increase that fee to 0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee


                 83 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

of up to 0.15% under each plan. However, the Board of Trustees can increase that fee to 0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B and Class C shares were $16,740,607 and $18,527,765, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A         CLASS B         CLASS C
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS           RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
January 31, 2007     $ 2,481,421       $ 132,812       $ 652,323       $ 160,273

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary


                 84 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2817% as of January 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the six months ended January 31, 2007, the average daily loan balance was $33,940,761 at an average daily interest rate of 5.3069%. The Fund had borrowings outstanding of $136,800,000 at January 31, 2007 at an interest rate of 5.2817%. The Fund had gross borrowings and gross loan repayments of $781,000,000 and $644,200,000, respectively, during the six months ended January 31, 2007. The maximum amount of borrowings outstanding at any month-end during the six months ended January 31, 2007 was $136,800,000. The Fund paid $124,119 in fees and $753,807 in interest during the six months ended January 31, 2007.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of January 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however,


                 85 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS Continued

additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 86 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's web-site at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 87 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                 88 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load high yield municipal debt funds advised by the Manager and by other investment advisers. The Board noted that the Fund's three-year, five-year and ten-year performance were better than its peer group median although its one-year performance was below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other high yield municipal debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted


                 89 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                 90 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

    o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

    o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

    o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

    The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 8, 2007, which is a date within 90 days of the filing date of this report on Form N-CSR, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

As discussed in registrant's Form N-CSR/A in connection with the registrant's restated financial statements for the period ended July 31, 2006, during the registrant's second fiscal quarter of the six-month period ended January 31, 2007 covered by this report and prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007